UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2012

Date of reporting period: October 31, 2011

Item 1.    Reports to Stockholders

October 31, 2011

2011 Semi-Annual Report

iShares Trust

iShares Dow Jones U.S. Basic Materials Sector Index Fund  |  IYM  |  NYSE Arca

iShares Dow Jones U.S. Consumer Goods Sector Index Fund  |  IYK  |  NYSE Arca

iShares Dow Jones U.S. Consumer Services Sector Index Fund  |  IYC  |  NYSE Arca

iShares Dow Jones U.S. Financial Sector Index Fund  |  IYF  |  NYSE Arca

iShares Dow Jones U.S. Industrial Sector Index Fund  |  IYJ  |  NYSE Arca

iShares Dow Jones U.S. Financial Services Index Fund  |  IYG  |  NYSE Arca

iShares Dow Jones U.S. Real Estate Index Fund  |  IYR  |  NYSE Arca

iShares MSCI KLD 400 Social Index Fund  |  DSI  |  NYSE Arca

iShares MSCI USA ESG Select Social Index Fund  |  KLD  |  NYSE Arca

iShares Cohen & Steers Realty Majors Index Fund  |  ICF  |  NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.21)%	(0.24)%	0.26%	5.20%	5.17%	5.65%	8.62%	8.60%	9.18%
Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.21)%	(0.24)%	0.26%	28.84%	28.69%	31.65%	128.69%	128.22%	140.74%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials IndexSM (the “Index”). The Index measures the performance of the basic materials sector of the U.S. equity market, and includes companies in the following industry groups: forestry and paper, chemicals, and industrial metals and mining. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (18.96)%, net of fees, while the total return for the Index was (18.79)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets
Chemicals	55.86%
Mining	22.84
Iron & Steel	8.28
Coal	7.81
Forest Products & Paper	3.35
Other*	1.77
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
E.I. du Pont de Nemours and Co.	9.58%
Freeport-McMoRan Copper & Gold Inc.	8.10
Dow Chemical Co. (The)	6.99
Newmont Mining Corp.	6.90
Praxair Inc.	6.60
Air Products and Chemicals Inc.	3.65
Mosaic Co. (The)	3.45
PPG Industries Inc.	2.92
Ecolab Inc.	2.69
Peabody Energy Corp.	2.51

TOTAL	53.39%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.42%	11.43%	11.95%	5.31%	5.29%	5.78%	6.90%	6.90%	7.46%
Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.42%	11.43%	11.95%	29.51%	29.42%	32.43%	94.96%	94.88%	105.27%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods IndexSM (the “Index”). The Index measures the performance of the consumer goods sector of the U.S. equity market, and includes companies in the following industry groups: automobiles and parts, beverages, food producers, household goods, leisure goods, personal goods and tobacco. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (1.38)%, net of fees, while the total return for the Index was (1.16)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets
Beverages	20.93%
Agriculture	19.05
Cosmetics & Personal Care	16.57
Food	13.51
Apparel	6.62
Auto Manufacturers	4.16
Household Products & Wares	3.97
Auto Parts & Equipment	3.78
Pharmaceuticals	1.53
Home Builders	1.12
Software	1.03
Distribution & Wholesale	1.02
Leisure Time	1.02
Other*	5.47
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Procter & Gamble Co. (The)	12.17%
Coca-Cola Co. (The)	10.07
Philip Morris International Inc.	8.49
PepsiCo Inc.	6.93
Kraft Foods Inc. Class A	3.99
Altria Group Inc.	3.97
Colgate-Palmolive Co.	3.04
Ford Motor Co.	3.01
Monsanto Co.	2.69
Nike Inc. Class B	2.51

TOTAL	56.87%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.21%	11.18%	11.70%	2.52%	2.50%	2.90%	4.69%	4.69%	5.16%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.21%	11.18%	11.70%	13.27%	13.16%	15.35%	58.15%	58.12%	65.41%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

The iShares Dow Jones U.S. Consumer Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services IndexSM (the “Index”). The Index measures the performance of the consumer services sector of the U.S. equity market, and includes companies in the following industry groups: food and drug retailers, general retailers, media and travel and leisure. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (3.55)%, net of fees, while the total return for the Index was (3.35)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets
Retail	48.36%
Media	22.40
Internet	9.86
Lodging	3.90
Commercial Services	3.75
Food	3.24
Pharmaceuticals	1.94
Airlines	1.63
Leisure Time	1.33
Entertainment	1.29
Advertising	1.13
Other*	1.06
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Wal-Mart Stores Inc.	6.17%
McDonald’s Corp.	5.89
Amazon.com Inc.	4.62
Walt Disney Co. (The)	3.69
Home Depot Inc. (The)	3.51
Comcast Corp. Class A	3.01
CVS Caremark Corp.	3.00
Time Warner Inc.	2.25
Costco Wholesale Corp.	2.24
eBay Inc.	2.17

TOTAL	36.55%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.98)%	(3.93)%	(3.57)%	(13.28)%	(13.26)%	(13.01)%	(1.77)%	(1.80)%	(1.34)%
Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.98)%	(3.93)%	(3.57)%	(50.95)%	(50.91)%	(50.20)%	(16.37)%	(16.57)%	(12.59)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials IndexSM (the “Index”). The Index measures the performance of the financial sector of the U.S. equity market, and includes companies in the following industry groups: banks, non-life insurance, life insurance, real estate and general finance. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (15.13)%, net of fees, while the total return for the Index was (14.97)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets
Banks	39.21%
Insurance	22.32
Real Estate Investment Trusts	18.58
Diversified Financial Services	11.53
Commercial Services	5.34
Savings & Loans	1.09
Other*	1.85
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
JPMorgan Chase & Co.	6.71%
Wells Fargo & Co.	6.40
Citigroup Inc.	4.54
Berkshire Hathaway Inc. Class B	3.71
Bank of America Corp.	3.41
American Express Co.	2.67
U.S. Bancorp	2.42
Visa Inc. Class A	2.42
Goldman Sachs Group Inc. (The)	2.31
Simon Property Group Inc.	1.86

TOTAL	36.45%

*	Other includes industries which individually represent less than 1% of net assets.

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns

Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.00%	6.98%	7.53%	1.58%	1.58%	1.99%	5.03%	5.03%	5.41%

Cumulative Total Returns

Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.00%	6.98%	7.53%	8.15%	8.17%	10.37%	63.35%	63.32%	69.35%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials IndexSM (the “Index”). The Index measures the performance of the industrials sector of the U.S. equity market, and includes companies in the following industry groups: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering, industrial transportation and support services. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (13.03)%, net of fees, while the total return for the Index was (12.83)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets
Manufacturing	27.72%
Transportation	14.03
Aerospace & Defense	13.95
Machinery	9.69
Electronics	5.15
Software	3.73
Commercial Services	3.56
Electrical Components & Equipment	3.50
Environmental Control	2.65
Computers	2.51
Engineering & Construction	1.90
Metal Fabricate & Hardware	1.90
Packaging & Containers	1.76
Distribution & Wholesale	1.60
Auto Manufacturers	1.25
Building Materials	1.09
Other*	3.90
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
General Electric Co.	10.81%
United Technologies Corp.	3.74
Caterpillar Inc.	3.35
United Parcel Service Inc. Class B	3.13
3M Co.	3.13
Union Pacific Corp.	2.96
Boeing Co. (The)	2.64
Accenture PLC Class A	2.34
Honeywell International Inc.	2.27
Emerson Electric Co.	2.17

TOTAL	36.54%

*	Other includes industries which individually represent less than 1% of net assets.

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns

Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.94)%	(8.92)%	(8.52)%	(16.92)%	(16.91)%	(16.69)%	(3.72)%	(3.73)%	(3.30)%

Cumulative Total Returns

Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.94)%	(8.92)%	(8.52)%	(60.42)%	(60.40)%	(59.87)%	(31.58)%	(31.64)%	(28.53)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services IndexSM (the “Index”). The Index measures the performance of the financial services sector of the U.S. equity market, and is a subset of the Dow Jones U.S. Financials IndexSM. The Index includes components of the following subsectors in the Dow Jones U.S. Index: banks, asset managers, consumer finance, specialty finance, investments services and mortgage finance. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (19.13)%, net of fees, while the total return for the Index was (18.95)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets
Banks	67.75%
Diversified Financial Services	19.94
Commercial Services	9.24
Savings & Loans	1.89
Other*	1.09
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
JPMorgan Chase & Co.	11.60%
Wells Fargo & Co.	11.05
Citigroup Inc.	7.84
Bank of America Corp.	5.90
American Express Co.	4.61
U.S. Bancorp	4.19
Visa Inc. Class A	4.18
Goldman Sachs Group Inc. (The)	4.00
MasterCard Inc. Class A	3.15
Morgan Stanley	2.65

TOTAL	59.17%

*	Other Includes industries which individually represent less than 1% of net assets.

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns

Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.44%	8.47%	8.91%	(2.54)%	(2.52)%	(2.28)%	9.53%	9.55%	9.95%

Cumulative Total Returns

Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.44%	8.47%	8.91%	(12.05)%	(11.98)%	(10.91)%	148.41%	148.87%	158.29%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate IndexSM (the “Index”). The Index measures the performance of the real estate sector of the U.S. equity market, and includes companies in the following industry groups: real estate holding and development and real estate investment trusts (“REITs”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (5.95)%, net of fees, while the total return for the Index was (5.74)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets
REITs – Apartments	15.04%
REITs – Regional Malls	13.75
REITs – Health Care	11.59
REITs – Diversified	11.39
REITs – Office Property	11.01
REITs – Mortgage	8.19
REITs – Shopping Centers	6.05
Real Estate Operating/Development	5.24
REITs – Storage	5.03
REITs – Hotels	4.32
REITs – Warehouse/Industrial	3.98
Real Estate Management/Services	1.99
REITs – Outlet Centers	1.69
REITs – Manufactured Homes	0.64
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Simon Property Group Inc.	9.32%
Public Storage	4.51
Equity Residential	4.28
Annaly Capital Management Inc.	4.04
HCP Inc.	4.01
Vornado Realty Trust	3.78
Ventas Inc.	3.61
Boston Properties Inc.	3.57
Prologis Inc.	3.38
AvalonBay Communities Inc.	3.11

TOTAL	43.61%

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/11			Inception to 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.81%	5.83%	6.34%	(0.18)%	(0.17)%	0.31%	(0.88)%	(0.82)%	1.57%

Total returns for the period since inception are calculated from the inception date of the Fund (11/14/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/17/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI KLD 400 Social Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI KLD 400 Social Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the equity performance of U.S. companies that have positive environmental, social, and governance (“ESG”) characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (6.51)%, net of fees, while the total return for the Index was (6.29)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.42%
Technology	18.02
Consumer Cyclical	13.30
Financial	11.23
Communications	11.05
Industrial	9.14
Energy	5.54
Basic Materials	2.27
Utilities	1.88
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
International Business Machines Corp.	4.27%
Microsoft Corp.	3.86
Procter & Gamble Co. (The)	3.41
Johnson & Johnson	3.37
Google Inc. Class A	2.86
Intel Corp.	2.48
Merck & Co. Inc.	2.03
Cisco Systems Inc.	1.95
PepsiCo Inc.	1.90
McDonald’s Corp.	1.84

TOTAL	27.97%

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns

Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.28%	8.26%	8.82%	0.61%	0.61%	1.09%	3.19%	3.19%	3.70%

Cumulative Total Returns

Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.28%	8.26%	8.82%	3.08%	3.11%	5.59%	23.68%	23.67%	27.88%

Total returns for the period since inception are calculated from the inception date of the Fund (1/24/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/28/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

The iShares MSCI USA ESG Select Social Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA ESG Select Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure equity performance of U.S. companies that have positive environmental, social and governance (“ESG”) characteristics, while exhibiting risk and return characteristics similar to the MSCI USA Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (5.75)%, net of fees, while the total return for the Index was (5.53)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Consumer Non-Cyclical	25.49%
Technology	18.26
Consumer Cyclical	14.86
Financial	11.36
Industrial	10.77
Energy	9.65
Communications	5.08
Utilities	2.91
Basic Materials	1.48
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
International Business Machines Corp.	3.33%
Eaton Corp.	2.92
Starbucks Corp.	2.83
Johnson & Johnson	2.69
Spectra Energy Corp.	2.40
Procter & Gamble Co. (The)	2.31
Nike Inc. Class B	2.30
Becton, Dickinson and Co.	2.23
Dell Inc.	2.20
Intel Corp.	2.06

TOTAL	25.27%

FUND PERFORMANCE OVERVIEWS	19

Fund Performance Overview

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns

Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended to 10/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.80%	12.79%	13.02%	(2.37)%	(2.34)%	(2.20)%	10.82%	10.82%	11.21%

Cumulative Total Returns

Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended to 10/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.80%	12.79%	13.02%	(11.29)%	(11.15)%	(10.54)%	179.45%	179.28%	189.46%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”). The Index consists of selected real estate investment trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (3.59)%, net of fees, while the total return for the Index was (3.46)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets
REITs – Apartments	20.40%
REITs – Health Care	16.72
REITs – Regional Malls	14.82
REITs – Office Property	12.35
REITs – Diversified	11.28
REITs – Shopping Centers	7.71
REITs – Storage	7.27
REITs – Warehouse/Industrial	5.42
REITs – Hotels	3.95
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Simon Property Group Inc.	8.58%
Public Storage	7.28
Equity Residential	6.97
HCP Inc.	6.52
Ventas Inc.	6.44
Vornado Realty Trust	6.15
Boston Properties Inc.	5.81
Prologis Inc.	5.42
AvalonBay Communities Inc.	4.97
Host Hotels & Resorts Inc.	3.95

TOTAL	62.09%

FUND PERFORMANCE OVERVIEWS	21

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/11)	Ending Account Value (10/31/11)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/11 to 10/31/11)
Dow Jones U.S. Basic Materials Sector
Actual	$1,000.00	$ 810.40	0.47%	$2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Consumer Goods Sector
Actual	1,000.00	986.20	0.47	2.35
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Consumer Services Sector
Actual	1,000.00	964.50	0.47	2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Financial Sector
Actual	1,000.00	848.70	0.47	2.18
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/11)	Ending Account Value (10/31/11)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/11 to 10/31/11)
Dow Jones U.S. Industrial Sector
Actual	$1,000.00	$ 869.70	0.47%	$2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Financial Services
Actual	1,000.00	808.70	0.47	2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Real Estate
Actual	1,000.00	940.50	0.47	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
MSCI KLD 400 Social
Actual	1,000.00	934.90	0.50	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
MSCI USA ESG Select Social
Actual	1,000.00	942.50	0.50	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
Cohen & Steers Realty Majors
Actual	1,000.00	964.10	0.35	1.73
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.78

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	23

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.91%

CHEMICALS — 55.86%
A. Schulman Inc.	41,441	$874,820
Air Products and Chemicals Inc.	264,466	22,781,101
Airgas Inc.	86,766	5,982,516
Albemarle Corp.	121,616	6,480,917
Ashland Inc.	94,432	5,001,119
Cabot Corp.	80,349	2,424,933
Celanese Corp. Series A	208,436	9,077,388
CF Industries Holdings Inc.	94,674	15,362,750
Chemtura Corp.[a,b]	128,843	1,564,154
Cytec Industries Inc.	66,226	2,958,315
Dow Chemical Co. (The)	1,562,797	43,570,780
E.I. du Pont de Nemours and Co.	1,242,128	59,709,093
Eastman Chemical Co.	175,882	6,910,404
Ecolab Inc.	310,916	16,739,717
FMC Corp.	95,245	7,513,878
H.B. Fuller Co.	65,259	1,402,416
Huntsman Corp.	260,007	3,052,482
International Flavors & Fragrances Inc.	106,805	6,468,111
Intrepid Potash Inc.[a,b]	70,189	1,953,360
LyondellBasell Industries NV Class A	452,294	14,862,381
Minerals Technologies Inc.	24,145	1,324,112
Mosaic Co. (The)	367,398	21,514,827
NewMarket Corp.	12,923	2,508,871
Olin Corp.	95,058	1,792,794
OM Group Inc.[a,b]	43,262	1,250,704
PPG Industries Inc.	210,681	18,204,945
Praxair Inc.	404,406	41,115,958
Rockwood Holdings Inc.[a,b]	91,776	4,225,367
RPM International Inc.	174,106	3,912,162
Sensient Technologies Corp.	66,843	2,470,517
Sigma-Aldrich Corp.	139,198	9,114,685
Solutia Inc.[a]	162,473	2,640,186
W.R. Grace & Co.[a]	81,752	3,416,416

		348,182,179
COAL — 7.81%
Alpha Natural Resources Inc.[a]	299,154	7,191,662
Arch Coal Inc.	283,508	5,165,516
CONSOL Energy Inc.	300,874	12,865,372
Patriot Coal Corp.[a],[b]	122,562	1,539,379

Security	Shares	Value

Peabody Energy Corp.	360,576	$15,638,181
Walter Energy Inc.	83,046	6,282,430

		48,682,540
ENVIRONMENTAL CONTROL — 0.19%
Calgon Carbon Corp.[a,b]	74,715	1,191,704

		1,191,704
FOREST PRODUCTS & PAPER — 3.35%
AbitibiBowater Inc.[a,b]	98,325	1,671,525
Domtar Corp.	52,375	4,290,036
International Paper Co.	538,409	14,913,929

		20,875,490
HOUSEHOLD PRODUCTS & WARES — 0.61%
Avery Dennison Corp.	142,203	3,782,600

		3,782,600
IRON & STEEL — 8.28%
AK Steel Holding Corp.[b]	145,804	1,214,547
Allegheny Technologies Inc.	141,478	6,564,579
Carpenter Technology Corp.	58,937	3,342,907
Cliffs Natural Resources Inc.	194,649	13,278,955
Nucor Corp.	379,714	14,345,595
Reliance Steel & Aluminum Co.	98,725	4,362,658
Steel Dynamics Inc.	291,076	3,635,539
United States Steel Corp.[b]	190,694	4,836,000

		51,580,780
MANUFACTURING — 0.45%
Polypore International Inc.[a,b]	53,662	2,814,572

		2,814,572
METAL FABRICATE & HARDWARE — 0.52%
Commercial Metals Co.	153,790	1,911,610
Worthington Industries Inc.	78,782	1,361,353

		3,272,963
MINING — 22.84%
Alcoa Inc.	1,416,086	15,237,085
Allied Nevada Gold Corp.[a,b]	108,791	4,131,882
Coeur d’Alene Mines Corp.[a,b]	119,058	3,044,313
Compass Minerals International Inc.	43,745	3,327,682
Freeport-McMoRan Copper & Gold Inc.	1,253,275	50,456,851
Hecla Mining Co.[a]	372,785	2,337,362
Kaiser Aluminum Corp.	22,369	1,039,264
Molycorp Inc.[a,b]	81,325	3,112,308

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value
Newmont Mining Corp.	643,979	$43,037,117
Royal Gold Inc.	72,290	5,174,518
RTI International Metals Inc.[a,b]	40,084	1,057,817
Southern Copper Corp.	226,172	6,938,957
Stillwater Mining Co.[a,b]	137,876	1,566,271
Titanium Metals Corp.	112,472	1,883,906

		142,345,333

TOTAL COMMON STOCKS (Cost: $808,673,860)		622,728,161

SHORT-TERM INVESTMENTS — 4.22%

MONEY MARKET FUNDS — 4.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	23,440,793	23,440,793
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	1,914,319	1,914,319
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	982,685	982,685

		26,337,797

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,337,797)		26,337,797

TOTAL INVESTMENTS IN SECURITIES — 104.13% (Cost: $835,011,657)		649,065,958
Other Assets, Less Liabilities — (4.13)%		(25,757,697)

NET ASSETS — 100.00%		$623,308,261

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.78%

AGRICULTURE — 19.05%
Altria Group Inc.	598,871	$16,498,896
Archer-Daniels-Midland Co.	177,377	5,133,290
Bunge Ltd.[a]	42,332	2,614,848
Lorillard Inc.	39,813	4,405,706
Monsanto Co.	153,777	11,187,277
Philip Morris International Inc.	505,132	35,293,573
Reynolds American Inc.	97,223	3,760,586
Universal Corp.	6,725	287,964

		79,182,140
APPAREL — 6.62%
Carter’s Inc.[a,b]	14,512	552,762
Coach Inc.	83,118	5,408,488
Crocs Inc.[a,b]	25,777	455,480
Deckers Outdoor Corp.[a,b]	11,073	1,276,053
Hanesbrands Inc.[a,b]	27,662	729,447
Iconix Brand Group Inc.[a,b]	21,039	377,650
Jones Group Inc. (The)	24,582	274,581
Nike Inc. Class B	108,410	10,445,303
Ralph Lauren Corp.	17,725	2,814,553
SKECHERS U.S.A. Inc. Class Ab	11,002	156,889
Steven Madden Ltd.[a,b]	11,225	414,202
VF Corp.	24,923	3,444,857
Warnaco Group Inc. (The)[a,b]	12,393	608,496
Wolverine World Wide Inc.	14,186	538,075

		27,496,836
AUTO MANUFACTURERS — 4.16%
Ford Motor Co.[b]	1,071,898	12,519,769
General Motors Co.[b]	166,071	4,292,935
Tesla Motors Inc.[a,b]	15,677	460,433

		17,273,137
AUTO PARTS & EQUIPMENT — 3.78%
BorgWarner Inc.[b]	31,491	2,408,747
Cooper Tire & Rubber Co.	17,813	255,260
Dana Holding Corp.[a,b]	42,015	594,092
Goodyear Tire & Rubber Co. (The)[b]	70,144	1,007,268
Johnson Controls Inc.	195,476	6,437,025
Lear Corp.	29,888	1,402,046
Tenneco Inc.[a,b]	17,385	568,837
TRW Automotive Holdings Corp.[b]	29,809	1,254,959

Security	Shares	Value

Visteon Corp.[b]	14,857	$826,346
WABCO Holdings Inc.[b]	19,368	972,467

		15,727,047
BEVERAGES — 20.93%
Beam Inc.	44,199	2,184,757
Brown-Forman Corp. Class A	5,357	390,257
Brown-Forman Corp. Class B NVS	25,470	1,903,373
Coca-Cola Co. (The)	612,224	41,827,144
Coca-Cola Enterprises Inc.	91,728	2,460,145
Constellation Brands Inc. Class Ab	53,892	1,089,696
Dr Pepper Snapple Group Inc.	62,391	2,336,543
Green Mountain Coffee Roasters Inc.[b]	34,782	2,261,526
Hansen Natural Corp.[b]	20,336	1,811,734
Molson Coors Brewing Co. Class B NVS	45,827	1,940,315
PepsiCo Inc.	457,519	28,800,821

		87,006,311
COSMETICS & PERSONAL CARE — 16.57%
Avon Products Inc.	123,860	2,264,161
Colgate-Palmolive Co.	139,903	12,643,034
Estee Lauder Companies Inc. (The) Class A	34,294	3,376,244
Procter & Gamble Co. (The)	790,195	50,564,578

		68,848,017
DISTRIBUTION & WHOLESALE — 1.02%
Genuine Parts Co.	45,341	2,603,934
LKQ Corp.[a,b]	41,991	1,225,297
Pool Corp.	13,997	408,992

		4,238,223
ELECTRICAL COMPONENTS & EQUIPMENT — 0.35%
Energizer Holdings Inc.[b]	19,969	1,473,512

		1,473,512
ELECTRONICS — 0.30%
Gentex Corp.	41,094	1,237,751

		1,237,751
ENVIRONMENTAL CONTROL — 0.11%
Darling International Inc.[a,b]	33,646	471,717

		471,717
FOOD — 13.51%
Campbell Soup Co.	57,068	1,897,511
Chiquita Brands International Inc.[b]	12,992	115,369
ConAgra Foods Inc.	119,225	3,019,969

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

Corn Products International Inc.	22,036	$1,068,746
Dean Foods Co.[b]	52,863	513,828
Diamond Foods Inc.[a]	6,285	413,239
Flowers Foods Inc.	39,507	797,646
Fresh Del Monte Produce Inc.[a]	11,335	288,589
General Mills Inc.	174,045	6,705,954
H.J. Heinz Co.	92,531	4,944,857
Hain Celestial Group Inc.[a,b]	10,487	351,944
Hershey Co. (The)	44,534	2,548,681
Hormel Foods Corp.	41,540	1,224,184
J.M. Smucker Co. (The)	32,890	2,533,188
Kellogg Co.	70,793	3,837,689
Kraft Foods Inc. Class A	470,866	16,565,066
McCormick & Co. Inc. NVS	34,440	1,672,406
Ralcorp Holdings Inc.[b]	15,757	1,273,796
Sara Lee Corp.	159,158	2,833,012
Smithfield Foods Inc.[a,b]	44,416	1,015,350
Tootsie Roll Industries Inc.[a]	8,112	200,934
TreeHouse Foods Inc.[a,b]	10,266	629,716
Tyson Foods Inc. Class A	88,486	1,707,780

		56,159,454
HAND & MACHINE TOOLS — 0.96%
Snap-on Inc.	16,697	896,128
Stanley Black & Decker Inc.	48,132	3,073,228

		3,969,356
HOME BUILDERS — 1.12%
D.R. Horton Inc.	79,675	886,783
Lennar Corp. Class A	44,811	741,174
M.D.C. Holdings Inc.	10,468	234,483
NVR Inc.[b]	1,563	1,004,618
Pulte Group Inc.[b]	97,168	503,330
Ryland Group Inc.	12,777	172,490
Thor Industries Inc.	13,621	360,139
Toll Brothers Inc.[b]	43,156	752,641

		4,655,658
HOME FURNISHINGS — 0.88%
Harman International Industries Inc.	19,970	861,905
Tempur-Pedic International Inc.[a,b]	19,319	1,314,851
TiVo Inc.[a,b]	34,704	375,844
Whirlpool Corp.	21,877	1,111,571

		3,664,171

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 3.97%
Church & Dwight Co. Inc.	41,093	$1,815,489
Clorox Co. (The)	38,346	2,566,881
Fossil Inc.[a,b]	15,385	1,594,809
Jarden Corp.	26,471	847,866
Kimberly-Clark Corp.	112,986	7,876,254
Scotts Miracle-Gro Co. (The) Class A	12,208	592,210
Tupperware Brands Corp.	17,455	986,906
WD-40 Co.	4,550	200,291

		16,480,706
HOUSEWARES — 0.30%
Newell Rubbermaid Inc.	84,457	1,249,963

		1,249,963
LEISURE TIME — 1.02%
Brunswick Corp.	25,466	449,730
Harley-Davidson Inc.	67,988	2,644,733
Polaris Industries Inc.	18,344	1,161,909

		4,256,372
MACHINERY - 0.16%
Briggs & Stratton Corp.	14,307	208,882
Middleby Corp. (The)[a,b]	5,384	453,764

		662,646
MANUFACTURING — 0.33%
Eastman Kodak Co.[a,b]	67,087	74,467
Lancaster Colony Corp.[a]	5,696	378,898
Leggett & Platt Inc.	41,037	898,710

		1,352,075
OFFICE FURNISHINGS — 0.14%
Herman Miller Inc.	16,674	344,318
HNI Corp.	10,652	256,181

		600,499
PHARMACEUTICALS — 1.53%
Herbalife Ltd.	34,050	2,123,358
Mead Johnson Nutrition Co. Class A	58,809	4,225,427

		6,348,785
RETAIL — 0.75%
Nu Skin Enterprises Inc. Class A	16,898	853,856
PVH Corp.	17,755	1,321,150
Under Armour Inc. Class Aa,b	11,357	958,644

		3,133,650

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value
SOFTWARE — 1.03%
Activision Blizzard Inc.	121,783	$1,630,674
Electronic Arts Inc.[b]	96,143	2,244,939
Take-Two Interactive Software Inc.[a,b]	24,921	393,254

		4,268,867
TEXTILES — 0.20%
Mohawk Industries Inc.[b]	15,901	837,188

		837,188
TOYS, GAMES & HOBBIES — 0.99%
Hasbro Inc.	34,726	1,321,672
Mattel Inc.	98,609	2,784,718

		4,106,390

TOTAL COMMON STOCKS (Cost: $417,800,212)		414,700,471

SHORT-TERM INVESTMENTS — 3.10%

MONEY MARKET FUNDS — 3.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	11,487,354	11,487,354
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	938,128	938,128
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	462,734	462,734

		12,888,216

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,888,216)		12,888,216

TOTAL INVESTMENTS IN SECURITIES — 102.88% (Cost: $430,688,428)		427,588,687
Other Assets, Less Liabilities — (2.88)%		(11,974,971)

NET ASSETS — 100.00%		$415,613,716

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.89%

ADVERTISING — 1.13%
Interpublic Group of Companies Inc. (The)	64,389	$610,408
Lamar Advertising Co. Class Aa	7,835	176,209
Omnicom Group Inc.	37,778	1,680,365

		2,466,982
AIRLINES — 1.63%
Alaska Air Group Inc.[a,b]	4,843	322,205
AMR Corp.[a,b]	44,720	117,614
Delta Air Lines Inc.[a]	113,712	968,826
JetBlue Airways Corp.[a,b]	33,461	149,905
SkyWest Inc.	6,979	93,588
Southwest Airlines Co.	108,141	924,606
United Continental Holdings Inc.[a]	44,449	858,755
US Airways Group Inc.[a,b]	21,672	125,047

		3,560,546
APPAREL — 0.13%
Guess? Inc.	8,643	285,133

		285,133
COMMERCIAL SERVICES — 3.75%
Aaron’s Inc.	9,530	255,023
Apollo Group Inc. Class Aa	16,551	783,690
Arbitron Inc.	3,661	145,452
Avis Budget Group Inc.[a,b]	14,123	199,134
Career Education Corp.[a]	8,244	132,976
Chemed Corp.	2,861	169,829
DeVry Inc.	8,058	303,625
H&R Block Inc.	41,039	627,486
Hertz Global Holdings Inc.[a]	31,813	369,031
Hillenbrand Inc.	8,434	178,042
ITT Educational Services Inc.[a,b]	3,635	225,225
Live Nation Entertainment Inc.[a]	21,229	199,340
McKesson Corp.	33,100	2,699,305
Morningstar Inc.	3,449	203,387
Rent-A-Center Inc.	8,292	283,172
Rollins Inc.	10,097	219,913
Service Corp. International	32,122	321,220
Sotheby’s	9,058	319,023
Strayer Education Inc.	1,616	137,699

Security	Shares	Value

Valassis Communications Inc.[a]	6,336	$123,742
Weight Watchers International Inc.	4,063	303,181

		8,199,495
COMPUTERS — 0.50%
FactSet Research Systems Inc.	5,643	561,027
IHS Inc. Class Aa	6,311	530,061

		1,091,088
ELECTRONICS — 0.10%
Dolby Laboratories Inc. Class Aa,b	7,145	208,920

		208,920
ENTERTAINMENT — 1.29%
Bally Technologies Inc.[a]	7,138	258,895
Cinemark Holdings Inc.	11,824	244,402
DreamWorks Animation SKG Inc. Class Aa,b	9,183	170,345
International Game Technology	40,342	709,616
International Speedway Corp. Class A	3,684	87,900
Madison Square Garden Inc. Class Aa	8,307	219,554
Penn National Gaming Inc.[a]	9,113	328,068
Pinnacle Entertainment Inc.[a]	8,346	94,477
Regal Entertainment Group Class A	10,642	153,670
Scientific Games Corp. Class Aab	8,239	71,597
Six Flags Entertainment Corp.	7,369	264,547
Vail Resorts Inc.	4,873	217,141

		2,820,212
FOOD — 3.24%
Kroger Co. (The)	75,674	1,754,124
Ruddick Corp.	5,761	251,813
Safeway Inc.	47,076	911,862
SUPERVALU Inc.	28,515	228,690
Sysco Corp.	79,177	2,194,787
United Natural Foods Inc.[a]	6,521	238,082
Whole Foods Market Inc.	21,018	1,515,818

		7,095,176
INTERNET — 9.86%
Amazon.com Inc.[a]	47,370	10,113,969
eBay Inc.[a]	148,858	4,738,150
Expedia Inc.	26,857	705,265
Liberty Interactive Corp. Series Aa	76,988	1,264,913
Netflix Inc.[a]	7,009	575,299
OpenTable Inc.[a,b]	3,167	138,905
Priceline.com Inc.[a]	6,690	3,396,647

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

Shutterfly Inc.[a]	4,044	$168,513
ValueClick Inc.[a,b]	10,646	187,369
WebMD Health Corp.[a,b]	7,948	285,730

		21,574,760
LEISURE TIME — 1.33%
Carnival Corp.	55,387	1,950,176
Life Time Fitness Inc.[a,b]	5,409	233,290
Royal Caribbean Cruises Ltd.	18,411	547,175
WMS Industries Inc.[a]	7,701	168,729

		2,899,370
LODGING — 3.90%
Choice Hotels International Inc.	4,373	156,510
Gaylord Entertainment Co.[a]	5,655	132,270
Hyatt Hotels Corp. Class Aa	5,345	198,781
Las Vegas Sands Corp.[a]	52,898	2,483,561
Marriott International Inc. Class A	41,420	1,304,730
MGM Resorts International[a]	43,404	500,014
Orient-Express Hotels Ltd. Class Aa,b	12,699	108,323
Starwood Hotels & Resorts Worldwide Inc.	26,236	1,314,686
Wyndham Worldwide Corp.	22,076	743,299
Wynn Resorts Ltd.	11,913	1,582,046

		8,524,220
MANUFACTURING — 0.06%
Matthews International Corp. Class A	3,931	138,135

		138,135
MEDIA — 22.40%
AMC Networks Inc. Class Aa	7,855	256,230
Cablevision NY Group Class A	31,036	449,091
CBS Corp. Class B NVS	83,957	2,166,930
Charter Communications Inc. Class Aa,b	5,180	237,969
Comcast Corp. Class A	280,860	6,586,167
Comcast Corp. Class A Special	87,349	2,009,027
CTC Media Inc.	7,245	83,390
DIRECTV Class Aa	99,225	4,510,768
Discovery Communications Inc. Series Aa	18,868	820,003
Discovery Communications Inc. Series Ca	17,001	672,730
DISH Network Corp. Class Aa	27,939	675,286
Gannett Co. Inc.	32,314	377,751
John Wiley & Sons Inc. Class A	6,884	327,403
Liberty Global Inc. Series Aa,b	19,173	770,371
Liberty Global Inc. Series Ca	16,748	642,621

Security	Shares	Value

Liberty Media Corp. – Liberty Capital Series Aa	9,279	$712,813
Liberty Media Corp. – Liberty Starz Series Aa	6,627	452,624
McGraw-Hill Companies Inc. (The)	40,485	1,720,612
Meredith Corp.	4,907	131,655
New York Times Co. (The) Class Aa,b	17,324	132,009
News Corp. Class A NVS	243,912	4,273,338
News Corp. Class B	58,502	1,044,261
Nielsen Holdings NVa	9,635	282,787
Scholastic Corp.	2,981	80,040
Scripps Networks Interactive Inc. Class A	11,850	503,388
Time Warner Cable Inc.	43,702	2,783,380
Time Warner Inc.	140,420	4,913,296
Viacom Inc. Class B NVS	70,311	3,083,137
Walt Disney Co. (The)	231,702	8,081,766
Washington Post Co. (The) Class B	656	223,145

		49,003,988
PHARMACEUTICALS — 1.94%
AmerisourceBergen Corp.	36,187	1,476,430
Cardinal Health Inc.	46,873	2,075,068
Omnicare Inc.	15,648	466,623
VCA Antech Inc.[a]	11,560	234,899

		4,253,020
RETAIL — 48.36%
99 Cents Only Stores[a]	7,307	159,293
Abercrombie & Fitch Co. Class A	11,864	882,682
Advance Auto Parts Inc.	9,921	645,559
Aeropostale Inc.[a]	10,859	148,334
American Eagle Outfitters Inc.	26,302	345,345
ANN INC.[a,b]	6,977	185,867
Ascena Retail Group Inc.[a]	8,582	248,020
AutoNation Inc.[a,b]	6,078	236,677
AutoZone Inc.[a]	3,336	1,079,496
Bed Bath & Beyond Inc.[a]	33,603	2,078,010
Best Buy Co. Inc.	40,978	1,074,853
Big Lots Inc.[a,b]	10,163	383,043
Bob Evans Farms Inc.	4,089	134,528
Brinker International Inc.	11,405	261,175
Buckle Inc. (The)[b]	3,667	163,402
CarMax Inc.[a]	30,283	910,307
Casey’s General Stores Inc.	5,091	252,259
Cato Corp. (The) Class A	3,720	95,344

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

CEC Entertainment Inc.	2,610	$82,528
Cheesecake Factory Inc. (The)[a]	7,235	202,508
Chico’s FAS Inc.	23,699	292,920
Children’s Place Retail Stores Inc. (The)[a]	3,494	164,043
Chipotle Mexican Grill Inc.[a,b]	4,180	1,404,982
Collective Brands Inc.[a,b]	8,280	120,971
Copart Inc.[a]	8,259	359,679
Costco Wholesale Corp.	58,843	4,898,680
Cracker Barrel Old Country Store Inc.	3,091	131,027
CVS Caremark Corp.	180,755	6,561,406
Darden Restaurants Inc.	18,113	867,250
Dick’s Sporting Goods Inc.[a]	12,832	501,603
Dillard’s Inc. Class A	5,008	258,062
Dollar General Corp.[a,b]	13,288	527,002
Dollar Tree Inc.[a]	16,408	1,311,984
Domino’s Pizza Inc.[a,b]	7,768	248,809
Family Dollar Stores Inc.	15,206	891,528
Foot Locker Inc.	20,836	455,475
GameStop Corp. Class Aa,b	18,927	483,963
Gap Inc. (The)	37,018	699,640
Genesco Inc.[a,b]	3,197	188,431
Group 1 Automotive Inc.	3,179	144,835
Home Depot Inc. (The)	214,794	7,689,625
HSN Inc.	5,558	198,254
J. Crew Group Inc. Escrow[a,c]	7,354	1
J.C. Penney Co. Inc.	20,074	643,974
Jack in the Box Inc.[a]	6,685	137,577
Kohl’s Corp.	35,608	1,887,580
Limited Brands Inc.	35,279	1,506,766
Lowe’s Companies Inc.	174,991	3,678,311
Macy’s Inc.	57,214	1,746,743
McDonald’s Corp.	138,684	12,876,809
Men’s Wearhouse Inc. (The)	6,926	213,875
Nordstrom Inc.	22,873	1,159,432
O’Reilly Automotive Inc.[a,b]	18,276	1,389,890
Office Depot Inc.[a]	37,340	85,509
OfficeMax Inc.[a,b]	11,574	59,259
P.F. Chang’s China Bistro Inc.	3,004	93,424
Panera Bread Co. Class Aa	3,898	521,124
Papa John’s International Inc.[a,b]	2,664	89,937
PetSmart Inc.	15,248	715,894
RadioShack Corp.	13,420	159,832
Regis Corp.	7,770	127,117

Security	Shares	Value
Rite Aid Corp.[a]	81,446	$94,477
Ross Stores Inc.	15,797	1,385,871
Saks Inc.[a,b]	16,496	174,363
Sally Beauty Holdings Inc.[a,b]	12,950	248,511
Sears Holdings Corp.[a,b]	6,210	485,498
Signet Jewelers Ltd.	11,684	503,697
Sonic Corp.[a]	8,303	61,525
Staples Inc.	95,849	1,433,901
Starbucks Corp.	99,910	4,230,189
Target Corp.	82,220	4,501,545
Tiffany & Co.	17,173	1,369,203
TJX Companies Inc. (The)	51,890	3,057,878
Tractor Supply Co.	9,607	681,521
Ulta Salon, Cosmetics & Fragrance Inc.[a]	6,643	447,007
Urban Outfitters Inc.[a]	16,988	462,923
Wal-Mart Stores Inc.	238,051	13,502,253
Walgreen Co.	121,688	4,040,042
Wendy’s Co. (The)	41,849	211,756
Williams-Sonoma Inc.	12,687	476,270
Yum! Brands Inc.	62,800	3,364,196

		105,795,079
SOFTWARE — 0.27%
Acxiom Corp.[a]	10,968	144,668
Dun & Bradstreet Corp. (The)	6,619	442,546

		587,214

TOTAL COMMON STOCKS (Cost: $250,855,605)		218,503,338

SHORT-TERM INVESTMENTS — 3.34%

MONEY MARKET FUNDS — 3.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[d,e,f]	6,545,525	6,545,525
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	534,548	534,548
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[d,e],g	234,456	234,456

		7,314,529

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,314,529)		7,314,529

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2011

Value
TOTAL INVESTMENTS IN SECURITIES — 103.23% (Cost: $258,170,134)	$225,817,867
Other Assets, Less Liabilities — (3.23)%	(7,068,315)

NET ASSETS — 100.00%	$218,749,552

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.92%

BANKS — 39.21%
Associated Banc-Corp	30,727	$342,606
BancorpSouth Inc.[a]	13,948	136,272
Bank of America Corp.	1,790,345	12,228,056
Bank of Hawaii Corp.	8,387	354,183
Bank of New York Mellon Corp. (The)	220,212	4,686,111
BB&T Corp.	122,760	2,865,218
BOK Financial Corp.	4,726	246,792
Capital One Financial Corp.	81,020	3,699,373
CapitalSource Inc.	56,835	361,471
Cathay General Bancorp	13,906	194,545
Citigroup Inc.	514,460	16,251,791
City National Corp.	8,707	369,351
Comerica Inc.	35,598	909,529
Commerce Bancshares Inc.	13,813	535,944
Cullen/Frost Bankers Inc.	10,285	504,376
East West Bancorp Inc.	26,311	512,275
F.N.B. Corp.	22,663	228,670
Fifth Third Bancorp	162,750	1,954,628
First Financial Bankshares Inc.[a]	5,616	178,364
First Horizon National Corp.	46,478	324,881
First Midwest Bancorp Inc.	13,127	118,274
First Republic Bank San Francisco[a],b	13,913	385,390
FirstMerit Corp.	19,469	272,761
Fulton Financial Corp.	35,401	334,185
Glacier Bancorp Inc.	12,703	144,179
Goldman Sachs Group Inc. (The)	75,701	8,293,045
Hancock Holding Co.	11,765	356,480
Huntington Bancshares Inc.	152,872	791,877
IBERIABANK Corp.	5,351	276,754
International Bancshares Corp.	10,216	185,114
JPMorgan Chase & Co.	692,166	24,059,690
KeyCorp	168,960	1,192,858
M&T Bank Corp.	22,299	1,697,177
MB Financial Inc.	9,729	161,210
Morgan Stanley	312,136	5,506,079
National Penn Bancshares Inc.	22,560	175,968
Northern Trust Corp.	38,581	1,561,373
Old National Bancorp	16,853	194,989

Security	Shares	Value

PacWest Bancorp	5,626	$99,243
Park National Corp.[a]	2,368	141,393
PNC Financial Services Group Inc. (The)[c]	93,387	5,015,816
Popular Inc.[b]	181,912	338,356
PrivateBancorp Inc.	11,648	126,963
Prosperity Bancshares Inc.	8,310	319,852
Regions Financial Corp.	222,970	876,272
Signature Bank[a,b]	7,331	408,703
State Street Corp.	89,094	3,598,507
SunTrust Banks Inc.	95,102	1,876,362
Susquehanna Bancshares Inc.	28,061	203,723
SVB Financial Group[a,b]	7,688	353,187
Synovus Financial Corp.	136,211	204,317
TCF Financial Corp.	26,701	284,099
Trustmark Corp.	10,090	223,393
U.S. Bancorp	339,422	8,685,809
UMB Financial Corp.	6,197	228,483
Umpqua Holdings Corp.	20,370	233,237
United Bankshares Inc.[a]	9,006	213,802
Valley National Bancorp	30,270	363,240
Webster Financial Corp.	13,161	258,482
Wells Fargo & Co.	884,622	22,920,556
Westamerica Bancorp	5,067	227,103
Wintrust Financial Corp.	6,348	183,330
Zions Bancorp	32,397	562,412

		140,538,479
COMMERCIAL SERVICES — 5.34%
Equifax Inc.	21,915	770,312
MasterCard Inc. Class A	18,783	6,522,209
Moody’s Corp.	35,016	1,242,718
Visa Inc. Class A	92,889	8,662,828
Western Union Co.	111,436	1,946,787

		19,144,854
DIVERSIFIED FINANCIAL SERVICES — 11.53%
Affiliated Managers Group Inc.[b]	9,237	855,439
American Express Co.	189,006	9,567,484
Ameriprise Financial Inc.	41,911	1,956,405
BlackRock Inc.[c]	17,501	2,761,483
CBOE Holdings Inc.	16,030	418,864
Charles Schwab Corp. (The)	182,792	2,244,686
CIT Group Inc.[b]	35,529	1,238,186

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

CME Group Inc.	11,335	$3,123,473
Discover Financial Services	96,542	2,274,529
E*TRADE Financial Corp.[b]	46,078	499,946
Eaton Vance Corp.	20,995	551,958
Federated Investors Inc. Class Ba	18,486	361,216
Franklin Resources Inc.	26,474	2,822,923
Greenhill & Co. Inc.	5,185	195,889
IntercontinentalExchange Inc.[a,b]	13,068	1,697,272
Invesco Ltd.[a]	80,060	1,606,804
Investment Technology Group Inc.[a,b]	7,300	83,293
Janus Capital Group Inc.	32,988	216,401
Jefferies Group Inc.	25,796	342,055
KBW Inc.	5,500	77,880
Knight Capital Group Inc. Class Aa,b	17,644	220,373
Legg Mason Inc.	24,336	669,240
MF Global Holdings Ltd.[a,b,d]	29,150	3
NASDAQ OMX Group Inc. (The)[b]	24,758	620,188
NYSE Euronext Inc.	46,554	1,236,940
Piper Jaffray Companies Inc.[a,b]	3,467	71,975
Raymond James Financial Inc.	18,068	548,725
SLM Corp.	91,374	1,249,083
Stifel Financial Corp.[b]	9,571	305,028
T. Rowe Price Group Inc.	45,512	2,404,854
TD Ameritrade Holding Corp.	40,440	678,583
Waddell & Reed Financial Inc. Class A	15,304	424,380

		41,325,558
FOREST PRODUCTS & PAPER — 0.48%
Weyerhaeuser Co.	94,789	1,704,306

		1,704,306
INSURANCE — 22.32%
ACE Ltd.	60,119	4,337,586
Aflac Inc.	83,661	3,772,274
Alleghany Corp.[b]	1,461	463,605
Allied World Assurance Co. Holdings Ltd.	6,765	393,047
Allstate Corp. (The)	86,282	2,272,668
American Financial Group Inc.	15,722	563,319
American International Group Inc.[b]	77,156	1,904,982
American National Insurance Co.	2,548	182,080
Aon Corp.	57,999	2,703,913
Arch Capital Group Ltd.[a,b]	23,534	846,518
Argo Group International Holdings Ltd.[a]	5,497	165,954

Security	Shares	Value

Arthur J. Gallagher & Co.	19,932	$615,899
Aspen Insurance Holdings Ltd.[a]	12,535	332,052
Assurant Inc.	16,786	646,932
Assured Guaranty Ltd.[a]	29,964	381,741
Axis Capital Holdings Ltd.[a]	22,996	720,925
Berkshire Hathaway Inc. Class Bb	170,901	13,306,352
Brown & Brown Inc.	20,594	454,716
Chubb Corp. (The)	50,759	3,403,391
Cincinnati Financial Corp.	26,977	780,714
CNO Financial Group Inc.[a,b]	40,082	250,513
Delphi Financial Group Inc. Class A	8,784	232,600
Endurance Specialty Holdings Ltd.[a]	7,196	267,691
Erie Indemnity Co. Class A	4,896	386,539
Everest Re Group Ltd.[a]	8,013	720,529
Fidelity National Financial Inc. Class A	39,660	612,350
First American Financial Corp.	18,652	223,824
Genworth Financial Inc. Class Ab	86,850	554,103
Hanover Insurance Group Inc. (The)	8,067	307,837
Hartford Financial Services Group Inc. (The)	78,858	1,518,016
HCC Insurance Holdings Inc.	19,565	520,625
Horace Mann Educators Corp.	7,065	95,024
Kemper Corp.	7,852	211,140
Lincoln National Corp.	54,724	1,042,492
Loews Corp.	62,411	2,477,717
Markel Corp.[a,b]	1,724	666,326
Marsh & McLennan Companies Inc.	96,158	2,944,358
MBIA Inc.[a,b]	27,250	239,800
Mercury General Corp.	4,335	187,706
MetLife Inc.	146,108	5,137,157
Montpelier Re Holdings Ltd.[a]	10,953	191,678
Old Republic International Corp.	43,346	383,179
PartnerRe Ltd.[a]	11,995	746,329
Platinum Underwriters Holdings Ltd.[a]	6,603	228,662
Principal Financial Group Inc.	52,421	1,351,413
ProAssurance Corp.	5,188	397,141
Progressive Corp. (The)	106,683	2,028,044
Protective Life Corp.	15,069	280,283
Prudential Financial Inc.	85,806	4,650,685
Reinsurance Group of America Inc.	13,117	685,101
RenaissanceRe Holdings Ltd.	9,197	626,500
RLI Corp.	3,109	218,687
Selective Insurance Group Inc.	9,601	153,904

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

StanCorp Financial Group Inc.	7,929	$269,110
Torchmark Corp.	18,670	764,163
Tower Group Inc.	6,626	157,235
Transatlantic Holdings Inc.	11,072	576,187
Travelers Companies Inc. (The)	74,361	4,338,964
Unum Group	53,907	1,285,143
Validus Holdings Ltd.[a]	12,599	344,709
W.R. Berkley Corp.	21,756	757,326
White Mountains Insurance Group Ltd.	1,163	488,460
Willis Group Holdings PLC[a]	30,402	1,103,897
XL Group PLC	52,847	1,148,894

		80,020,709
REAL ESTATE — 0.91%
Brookfield Office Properties Inc.	46,010	760,085
CBRE Group Inc.[b]	52,216	928,401
Forest City Enterprises Inc. Class Ab	23,677	323,901
Howard Hughes Corp. (The)[b]	4,469	214,423
Jones Lang LaSalle Inc.	7,728	499,383
St. Joe Co. (The)[a,b]	16,315	234,120
Starwood Property Trust Inc.	16,636	312,591

		3,272,904
REAL ESTATE INVESTMENT TRUSTS — 18.58%
Alexandria Real Estate Equities Inc.	10,999	726,924
American Campus Communities Inc.	12,321	479,657
American Capital Agency Corp.	31,688	871,737
Annaly Capital Management Inc.	172,037	2,898,823
Apartment Investment and Management Co. Class A	21,475	529,788
AvalonBay Communities Inc.	16,698	2,232,356
BioMed Realty Trust Inc.	23,272	421,456
Boston Properties Inc.	25,849	2,558,792
Brandywine Realty Trust	23,847	217,246
BRE Properties Inc. Class A	13,280	665,594
Camden Property Trust	12,643	766,672
CBL & Associates Properties Inc.[a]	25,033	385,008
Chimera Investment Corp.[a]	182,654	549,789
Colonial Properties Trust	15,444	313,204
CommonWealth REIT	14,811	286,593
Corporate Office Properties Trust	12,737	308,872
DCT Industrial Trust Inc.[a]	43,702	216,762
DDR Corp.	40,329	516,614

Security	Shares	Value

DiamondRock Hospitality Co.[a]	29,826	$269,925
Digital Realty Trust Inc.	17,635	1,099,190
Douglas Emmett Inc.	22,618	441,051
Duke Realty Corp.	44,847	550,721
DuPont Fabros Technology Inc.[a]	11,058	229,896
EastGroup Properties Inc.	4,800	209,328
Entertainment Properties Trust	8,279	370,899
Equity Lifestyle Properties Inc.[a]	6,901	456,363
Equity Residential	52,287	3,068,201
Essex Property Trust Inc.[a]	6,004	857,131
Extra Space Storage Inc.	16,700	376,251
Federal Realty Investment Trust	11,039	979,822
Franklin Street Properties Corp.	13,092	166,268
General Growth Properties Inc.	68,292	1,003,892
Hatteras Financial Corp.	13,327	342,504
HCP Inc.	72,081	2,872,428
Health Care REIT Inc.	31,384	1,653,623
Healthcare Realty Trust Inc.[a]	13,781	260,323
Highwoods Properties Inc.[a]	11,926	369,467
Home Properties Inc.	7,298	429,852
Hospitality Properties Trust[a]	21,942	527,266
Host Hotels & Resorts Inc.[a]	125,365	1,788,959
Invesco Mortgage Capital Inc.	20,439	322,527
Kilroy Realty Corp.[a]	10,377	380,732
Kimco Realty Corp.	72,112	1,259,797
LaSalle Hotel Properties[a]	15,071	360,348
Lexington Realty Trust[a]	24,589	193,270
Liberty Property Trust[a]	20,352	651,264
Macerich Co. (The)	23,410	1,164,882
Mack-Cali Realty Corp.	15,465	433,948
MFA Financial Inc.	63,110	425,992
Mid-America Apartment Communities Inc.	6,581	410,654
National Retail Properties Inc.[a]	16,760	456,710
Omega Healthcare Investors Inc.[a]	18,268	324,440
Piedmont Office Realty Trust Inc. Class Aa	30,711	521,473
Plum Creek Timber Co. Inc.[a]	28,884	1,087,771
Post Properties Inc.[a]	8,986	369,145
Potlatch Corp.	7,105	230,770
Prologis Inc.	81,487	2,425,053
Public Storage	25,036	3,230,896
Rayonier Inc.	21,589	900,909
Realty Income Corp.[a]	22,535	752,894

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

Redwood Trust Inc.	12,480	$145,018
Regency Centers Corp.	15,986	654,787
Senior Housing Properties Trust	27,261	611,737
Simon Property Group Inc.	51,984	6,676,825
SL Green Realty Corp.	15,167	1,046,371
Sunstone Hotel Investors Inc.[a,b]	21,066	146,409
Tanger Factory Outlet Centers Inc.	15,239	429,130
Taubman Centers Inc.	10,252	627,730
UDR Inc.[a]	38,890	969,528
Ventas Inc.	46,513	2,586,588
Vornado Realty Trust	32,709	2,708,632
Washington Real Estate Investment Trust	11,719	339,382
Weingarten Realty Investors	21,495	498,899

		66,613,758
RETAIL — 0.14%
Cash America International Inc.	5,230	286,342
EZCORP Inc. Class A NVS[a,b]	7,760	215,573

		501,915
SAVINGS & LOANS — 1.09%
Astoria Financial Corp.	16,028	133,032
Capitol Federal Financial Inc.	29,861	331,158
First Niagara Financial Group Inc.	52,242	480,104
Hudson City Bancorp Inc.	86,786	542,413
New York Community Bancorp Inc.	77,273	1,028,504
People’s United Financial Inc.	66,848	852,312
Provident Financial Services Inc.	9,997	129,461
TFS Financial Corp.[b]	16,442	151,431
Washington Federal Inc.	19,622	267,840

		3,916,255
SOFTWARE — 0.32%
MSCI Inc. Class Ab	21,325	712,042
SEI Investments Co.	26,517	429,310

		1,141,352

TOTAL COMMON STOCKS (Cost: $527,785,160)		358,180,090

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.95%

MONEY MARKET FUNDS — 3.95%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.20%[c,e,f]	12,568,511	$12,568,511
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[c,e,f]	1,026,422	1,026,422
BlackRock Cash Funds: Treasury,
SL Agency Shares
(0.03)%[c,e],g	569,631	569,631

		14,164,564

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,164,564)		14,164,564

TOTAL INVESTMENTS IN SECURITIES — 103.87% (Cost: $541,949,724)		372,344,654

Other Assets, Less Liabilities — (3.87)%		(13,869,618)

NET ASSETS — 100.00%		$358,475,036

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 13.95%
AAR Corp.	8,381	$167,033
Alliant Techsystems Inc.	7,014	407,373
BE Aerospace Inc.[a]	20,395	769,503
Boeing Co. (The)	140,172	9,221,916
Curtiss-Wright Corp.	9,854	323,014
Esterline Technologies Corp.[a,b]	6,432	359,549
General Dynamics Corp.	64,042	4,110,856
Goodrich Corp.	26,414	3,239,149
Kaman Corp.	5,579	185,502
L-3 Communications Holdings Inc.	22,479	1,523,627
Lockheed Martin Corp.	56,585	4,294,802
Moog Inc. Class Aa,b	8,857	343,032
Northrop Grumman Corp.	54,859	3,168,107
Orbital Sciences Corp.[a,b]	12,377	191,348
Raytheon Co.	74,897	3,309,698
Rockwell Collins Inc.	32,847	1,833,848
Spirit AeroSystems Holdings Inc. Class Aa	24,935	425,640
Teledyne Technologies Inc.[a,b]	7,753	422,306
TransDigm Group Inc.[a]	9,642	905,577
Triumph Group Inc.	8,194	476,071
United Technologies Corp.	167,449	13,057,673

		48,735,624
AUTO MANUFACTURERS — 1.25%
Navistar International Corp.[a]	15,435	649,351
Oshkosh Corp.[a]	19,166	399,803
PACCAR Inc.	76,818	3,321,610

		4,370,764
AUTO PARTS & EQUIPMENT — 0.05%
Meritor Inc.[a]	20,017	190,562

		190,562
BUILDING MATERIALS — 1.09%
Eagle Materials Inc.	9,491	195,325
Fortune Brands Home & Security Inc.[a]	32,490	472,080
Lennox International Inc.	10,672	343,532
Martin Marietta Materials Inc.[b]	9,588	691,966
Masco Corp.	76,232	731,827
Owens Corning[a]	24,782	703,313
Quanex Building Products Corp.	7,930	116,968

Security	Shares	Value

Simpson Manufacturing Co. Inc.	8,475	$259,843
Texas Industries Inc.	5,018	150,540
USG Corp.ab	14,024	129,862

		3,795,256
CHEMICALS — 0.63%
Sherwin-Williams Co. (The)	18,946	1,567,024
Valspar Corp. (The)	18,442	643,072

		2,210,096
COMMERCIAL SERVICES — 3.56%
ABM Industries Inc.	9,417	190,412
Alliance Data Systems Corp.[a,b]	10,792	1,105,533
Coinstar Inc.[a,b]	6,502	310,406
Convergys Corp.[a,b]	22,183	237,358
CoreLogic Inc.[a]	22,514	273,995
Corporate Executive Board Co. (The)	7,305	267,290
Corrections Corp. of America[a]	22,666	503,865
Deluxe Corp.	10,877	256,915
Euronet Worldwide Inc.[a,b]	10,279	199,104
FTI Consulting Inc.[a,b]	8,788	346,335
Genpact Ltd.[a]	22,334	360,694
GEO Group Inc. (The)[a,b]	13,707	249,879
Iron Mountain Inc.	39,279	1,214,900
Lender Processing Services Inc.	17,852	313,303
Manpower Inc.	17,366	749,169
Monster Worldwide Inc.[a]	27,610	254,840
PHH Corp.ab	11,933	220,164
Quanta Services Inc.[a]	43,971	918,554
R.R. Donnelley & Sons Co.	39,715	647,355
Resources Connection Inc.	9,557	105,987
Robert Half International Inc.	30,721	811,956
TeleTech Holdings Inc.[a,b]	6,043	105,632
Towers Watson & Co. Class A	11,549	758,769
TrueBlue Inc.ab	9,111	120,447
United Rentals Inc.[a,b]	13,281	310,908
Verisk Analytics Inc. Class Aa	26,716	939,067
VistaPrint NVab	8,486	296,331
Wright Express Corp.[a,b]	8,172	383,103

		12,452,271
COMPUTERS — 2.51%
Accenture PLC Class A	135,688	8,176,559
Jack Henry & Associates Inc.	18,221	590,543

		8,767,102

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

DISTRIBUTION & WHOLESALE — 1.60%
Fastenal Co.[b]	62,453	$2,378,835
United Stationers Inc.	9,395	298,855
W.W. Grainger Inc.	12,490	2,139,662
Watsco Inc.	5,324	328,278
WESCO International Inc.[a]	9,129	442,391

		5,588,021
ELECTRIC — 0.22%
MDU Resources Group Inc.	36,827	759,005

		759,005
ELECTRICAL COMPONENTS & EQUIPMENT — 3.50%
AMETEK Inc.	34,061	1,346,091
Belden Inc.	10,039	324,059
Emerson Electric Co.	157,732	7,590,064
EnerSys Inc.[a]	10,614	239,133
General Cable Corp.[a]	11,006	308,608
GrafTech International Ltd.[a]	27,724	435,544
Hubbell Inc. Class B	11,155	666,957
Littelfuse Inc.	4,862	238,044
Molex Inc.	13,689	337,981
Molex Inc. Class A NVS	16,860	343,944
Universal Display Corp.[a,b]	8,490	397,587

		12,228,012
ELECTRONICS — 5.15%
Agilent Technologies Inc.[a]	73,098	2,709,743
Amphenol Corp. Class A	35,989	1,709,118
Arrow Electronics Inc.[a]	24,611	887,227
Avnet Inc.[a]	32,383	981,529
AVX Corp.	10,800	144,828
Benchmark Electronics Inc.[a,b]	12,599	173,110
Brady Corp. Class A	10,423	320,195
Checkpoint Systems Inc.[a,b]	8,479	112,347
Flextronics International Ltd.[a]	155,034	1,017,798
FLIR Systems Inc.	33,859	890,492
Itron Inc.[a]	8,575	315,474
Jabil Circuit Inc.	42,533	874,478
Mettler-Toledo International Inc.[a,b]	6,758	1,038,029
National Instruments Corp.	19,687	525,840
PerkinElmer Inc.	24,029	496,679
Plexus Corp.[a,b]	7,493	192,570

Security	Shares	Value

TE Connectivity Ltd.	91,794	$3,263,277
Thomas & Betts Corp.[a]	11,137	553,397
Trimble Navigation Ltd.[a,b]	25,954	1,048,801
Vishay Intertechnology Inc.[a]	30,414	326,950
Woodward Inc.	12,318	417,334

		17,999,216

ENGINEERING & CONSTRUCTION — 1.90%
AECOM Technology Corp.[a]	21,875	457,625
Aegion Corp.[a,b]	8,381	123,955
EMCOR Group Inc.	14,059	352,459
Fluor Corp.	36,813	2,092,819
Foster Wheeler AGa,b	25,474	543,106
Granite Construction Inc.	7,291	164,047
Jacobs Engineering Group Inc.[a]	27,032	1,048,842
KBR Inc.	32,001	893,148
Shaw Group Inc. (The)[a]	15,276	355,320
URS Corp.[a]	16,833	600,938

		6,632,259

ENVIRONMENTAL CONTROL — 2.65%
Clean Harbors Inc.[a,b]	9,825	572,503
Mine Safety Appliances Co.	6,804	228,274
Nalco Holding Co.	29,156	1,099,473
Republic Services Inc.	65,404	1,861,398
Stericycle Inc.[a,b]	18,240	1,524,499
Tetra Tech Inc.[a,b]	13,167	287,435
Waste Connections Inc.	24,081	819,958
Waste Management Inc.	86,985	2,864,416

		9,257,956

FOREST PRODUCTS & PAPER — 0.81%
Louisiana-Pacific Corp.[a,b]	28,015	186,300
MeadWestvaco Corp.	36,177	1,009,700
Rock-Tenn Co. Class A	15,096	893,532
Temple-Inland Inc.	22,805	725,427

		2,814,959

HAND & MACHINE TOOLS — 0.50%
Kennametal Inc.	17,336	674,197
Lincoln Electric Holdings Inc.	17,827	648,903
Regal Beloit Corp.	8,160	433,541

		1,756,641

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

HOUSEWARES — 0.10%
Toro Co. (The)	6,532	$$352,989

		352,989
IRON & STEEL — 0.07%
Schnitzer Steel Industries Inc. Class A	5,169	241,909

		241,909
MACHINERY — 9.69%
AGCO Corp.[a,b]	20,455	896,543
Astec Industries Inc.[a,b]	3,888	129,276
Babcock & Wilcox Co. (The)[a]	24,685	542,823
Caterpillar Inc.	123,909	11,704,444
Cognex Corp.	8,117	275,085
Cummins Inc.	36,897	3,668,669
Deere & Co.	89,177	6,768,534
Flowserve Corp.	11,830	1,096,523
Gardner Denver Inc.	11,080	856,816
Graco Inc.	12,869	552,595
IDEX Corp.	17,571	622,892
Joy Global Inc.	22,195	1,935,404
Manitowoc Co. Inc. (The)	27,891	309,032
Nordson Corp.	13,122	608,467
Robbins & Myers Inc.	8,102	362,078
Rockwell Automation Inc.	30,333	2,052,028
Terex Corp.[a,b]	23,245	386,797
Wabtec Corp.	10,148	681,743
Zebra Technologies Corp. Class Aa	11,388	407,007

		33,856,756
MANUFACTURING — 27.72%
3M Co.	138,237	10,923,488
A.O. Smith Corp.	8,251	306,607
Actuant Corp. Class A	14,510	326,475
Acuity Brands Inc.	9,122	422,348
AptarGroup Inc.	13,120	629,366
Brink’s Co. (The)	9,930	275,955
Carlisle Companies Inc.	12,906	538,438
Ceradyne Inc.[a,b]	4,998	167,233
CLARCOR Inc.	10,656	516,603
Cooper Industries PLC	34,952	1,833,582
Crane Co.	10,736	473,565

Security	Shares	Value

Danaher Corp.	120,519	$5,827,094
Donaldson Co. Inc.	15,115	968,116
Dover Corp.	39,388	2,187,216
Eaton Corp.	72,190	3,235,556
ESCO Technologies Inc.	5,617	171,712
General Electric Co.	2,259,920	37,763,263
Harsco Corp.	17,003	391,919
Hexcel Corp.[a,b]	20,801	513,993
Honeywell International Inc.	151,132	7,919,317
Illinois Tool Works Inc.	89,408	4,347,911
Ingersoll-Rand PLC	70,154	2,183,894
ITT Corp.	39,247	1,789,663
Pall Corp.	24,485	1,252,897
Parker Hannifin Corp.	34,133	2,783,546
Pentair Inc.	20,843	749,306
Roper Industries Inc.	20,312	1,647,303
SPX Corp.	10,775	588,423
Textron Inc.	58,516	1,136,381
Trinity Industries Inc.	16,824	458,790
Tyco International Ltd.	99,324	4,524,208

		96,854,168
MEDIA — 0.10%
Acacia Research Corp.[a,b]	9,076	361,588

		361,588
METAL FABRICATE & HARDWARE — 1.90%
Kaydon Corp.	6,831	214,903
Mueller Industries Inc.	8,012	324,085
Precision Castparts Corp.	30,478	4,972,486
Timken Co. (The)	16,695	703,193
Valmont Industries Inc.	4,778	409,714

		6,624,381
MINING — 0.22%
Vulcan Materials Co.[b]	24,738	774,052

		774,052
OIL & GAS SERVICES — 0.17%
World Fuel Services Corp.	14,973	596,674

		596,674
PACKAGING & CONTAINERS — 1.76%
Ball Corp.	34,649	1,197,816
Bemis Co. Inc.	21,936	616,621

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

Crown Holdings Inc.[a,b]	32,026	$1,082,158
Greif Inc. Class A	5,229	234,155
Owens-Illinois Inc.[a]	34,887	700,531
Packaging Corp. of America	21,656	564,788
Sealed Air Corp.	40,655	723,659
Silgan Holdings Inc.	9,893	371,383
Sonoco Products Co.	21,271	667,697

		6,158,808
RETAIL — 0.20%
MSC Industrial Direct Co. Inc. Class A	10,087	686,017

		686,017
SEMICONDUCTORS — 0.15%
IPG Photonics Corp.[a]	5,680	300,245
Veeco Instruments Inc.[a,b]	8,682	231,722

		531,967
SHIPBUILDING — 0.08%
Huntington Ingalls Industries Inc.[a]	9,703	286,239

		286,239
SOFTWARE — 3.73%
Automatic Data Processing Inc.	104,310	5,458,542
Broadridge Financial Solutions Inc.	26,089	580,480
Fidelity National Information Services Inc.	55,158	1,444,036
Fiserv Inc.[a]	29,982	1,765,040
Global Payments Inc.	16,905	776,278
ManTech International Corp. Class A	4,937	173,437
Paychex Inc.	68,639	2,000,141
Total System Services Inc.	41,208	819,627

		13,017,581
TELECOMMUNICATIONS — 0.25%
Anixter International Inc.[a]	6,436	377,729
NeuStar Inc. Class Aa	15,536	493,889

		871,618
TEXTILES — 0.24%
Cintas Corp.	24,012	717,718
G&K Services Inc. Class A	3,941	119,649

		837,367
TRANSPORTATION — 14.03%
Alexander & Baldwin Inc.	8,754	363,379
Arkansas Best Corp.	5,313	109,448

Security	Shares	Value

C.H. Robinson Worldwide Inc.	35,137	$2,439,562
Con-way Inc.	11,682	344,269
CSX Corp.	231,986	5,152,409
Expeditors International of Washington Inc.	45,142	2,058,475
FedEx Corp.	62,278	5,096,209
Forward Air Corp.	6,213	203,476
Genesee & Wyoming Inc. Class Aa,b	8,474	501,745
Heartland Express Inc.	11,762	157,728
Hub Group Inc. Class Aa,b	7,866	245,891
J.B. Hunt Transport Services Inc.	21,350	903,318
Kansas City Southern Industries Inc.[a,b]	23,246	1,468,450
Kirby Corp.[a,b]	11,804	726,418
Knight Transportation Inc.	11,980	182,096
Landstar System Inc.	10,128	452,013
Norfolk Southern Corp.	73,661	5,450,177
Old Dominion Freight Line Inc.[a,b]	11,543	422,127
Overseas Shipholding Group Inc.[b]	5,637	70,350
Ryder System Inc.	10,819	551,120
Teekay Corp.	8,947	230,475
Union Pacific Corp.	103,997	10,354,981
United Parcel Service Inc. Class B	156,012	10,958,283
UTi Worldwide Inc.	21,566	315,079
Werner Enterprises Inc.	10,924	258,899

		49,016,377
TRUCKING & LEASING — 0.11%
GATX Corp.	9,855	374,293

		374,293

TOTAL COMMON STOCKS (Cost: $420,474,970)		349,000,528

SHORT-TERM INVESTMENTS — 3.69%

MONEY MARKET FUNDS — 3.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	11,751,673	11,751,673
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	959,713	959,713

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	182,727	$182,727

		12,894,113

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,894,113)		12,894,113

TOTAL INVESTMENTS IN SECURITIES — 103.58% (Cost: $433,369,083)		361,894,641
Other Assets, Less Liabilities — (3.58)%		(12,505,730)

NET ASSETS — 100.00%		$349,388,911

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.91%

BANKS — 67.75%
Associated Banc-Corp	24,907	$277,713
BancorpSouth Inc.[a]	11,233	109,746
Bank of America Corp.	1,450,149	9,904,518
Bank of Hawaii Corp.	6,787	286,615
Bank of New York Mellon Corp. (The)	178,404	3,796,437
BB&T Corp.	99,475	2,321,746
BOK Financial Corp.	3,826	199,794
Capital One Financial Corp.	65,643	2,997,259
CapitalSource Inc.[a]	46,142	293,463
Cathay General Bancorp	11,305	158,157
Citigroup Inc.	416,688	13,163,174
City National Corp.	7,046	298,891
Comerica Inc.	28,884	737,986
Commerce Bancshares Inc.	11,182	433,862
Cullen/Frost Bankers Inc.	8,332	408,601
East West Bancorp Inc.	21,310	414,906
F.N.B. Corp.	18,311	184,758
Fifth Third Bancorp	131,911	1,584,251
First Financial Bankshares Inc.[a]	4,530	143,873
First Horizon National Corp.	37,636	263,076
First Midwest Bancorp Inc.	10,788	97,200
First Republic Bank San Francisco[a,b]	11,244	311,459
FirstMerit Corp.	15,741	220,531
Fulton Financial Corp.	28,760	271,494
Glacier Bancorp Inc.	10,348	117,450
Goldman Sachs Group Inc. (The)	61,322	6,717,825
Hancock Holding Co.	8,461	256,368
Huntington Bancshares Inc.	124,055	642,605
IBERIABANK Corp.	4,352	225,085
International Bancshares Corp.	8,268	149,816
JPMorgan Chase & Co.	560,608	19,486,734
KeyCorp	136,897	966,493
M&T Bank Corp.	18,075	1,375,688
MB Financial Inc.	7,864	130,306
Morgan Stanley	252,865	4,460,539
National Penn Bancshares Inc.	18,347	143,107
Northern Trust Corp.	31,269	1,265,456
Old National Bancorp	13,646	157,884
PacWest Bancorp	4,578	80,756

Security	Shares	Value

Park National Corp.[a]	1,913	$114,225
PNC Financial Services Group Inc. (The)[c]	75,655	4,063,430
Popular Inc.[b]	147,307	273,991
PrivateBancorp Inc.	9,412	102,591
Prosperity Bancshares Inc.	6,738	259,346
Regions Financial Corp.	180,915	710,996
Signature Bank[a,b]	5,949	331,657
State Street Corp.	72,187	2,915,633
SunTrust Banks Inc.	77,086	1,520,907
Susquehanna Bancshares Inc.	22,672	164,599
SVB Financial Group[a,b]	6,220	285,747
Synovus Financial Corp.	103,713	155,570
TCF Financial Corp.	21,721	231,111
Trustmark Corp.	8,212	181,814
U.S. Bancorp	274,938	7,035,663
UMB Financial Corp.	5,015	184,903
Umpqua Holdings Corp.	16,504	188,971
United Bankshares Inc.[a]	6,925	164,400
Valley National Bancorp	24,518	294,216
Webster Financial Corp.	10,665	209,461
Wells Fargo & Co.	716,485	18,564,126
Westamerica Bancorp	4,108	184,121
Wintrust Financial Corp.	5,125	148,010
Zions Bancorp	26,356	457,540

		113,798,650

COMMERCIAL SERVICES — 9.24%
Equifax Inc.	17,781	625,002
MasterCard Inc. Class A	15,217	5,283,951
Moody’s Corp.	28,415	1,008,448
Visa Inc. Class A	75,241	7,016,976
Western Union Co.	90,321	1,577,908

		15,512,285

DIVERSIFIED FINANCIAL SERVICES — 19.94%
Affiliated Managers Group Inc.[a,b]	7,499	694,482
American Express Co.	153,096	7,749,720
Ameriprise Financial Inc.	33,972	1,585,813
BlackRock Inc.[c]	14,183	2,237,936
CBOE Holdings Inc.	12,961	338,671
Charles Schwab Corp. (The)	148,139	1,819,147
CIT Group Inc.[a,b]	28,792	1,003,401
CME Group Inc.	9,186	2,531,294

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2011

Security	Shares	Value

Discover Financial Services	78,241	$1,843,358
E*TRADE Financial Corp.[b]	37,385	405,627
Eaton Vance Corp.	17,000	446,930
Federated Investors Inc. Class Ba	15,005	293,198
Franklin Resources Inc.	21,453	2,287,533
Greenhill & Co. Inc.	4,195	158,487
IntercontinentalExchange Inc.[a,b]	10,593	1,375,819
Invesco Ltd.[a]	64,892	1,302,383
Investment Technology Group Inc.[a,b]	5,908	67,410
Janus Capital Group Inc.	26,815	175,906
Jefferies Group Inc.	20,940	277,664
KBW Inc.	4,462	63,182
Knight Capital Group Inc. Class Aa,b	14,283	178,395
Legg Mason Inc.	19,745	542,988
MF Global Holdings Ltd.[a,b,d]	23,753	2
NASDAQ OMX Group Inc. (The)[a,b]	20,069	502,729
NYSE Euronext Inc.	37,718	1,002,167
Piper Jaffray Companies Inc.[a,b]	2,852	59,208
Raymond James Financial Inc.	14,638	444,556
SLM Corp.	74,045	1,012,195
Stifel Financial Corp.[b]	7,759	247,279
T. Rowe Price Group Inc.	36,884	1,948,951
TD Ameritrade Holding Corp.	32,800	550,384
Waddell & Reed Financial Inc. Class A	12,395	343,713

		33,490,528

INSURANCE — 0.30%
Fidelity National Financial Inc. Class A	32,185	496,936

		496,936

RETAIL — 0.24%
Cash America International Inc.	4,251	232,742
EZCORP Inc. Class A NVS[a,b]	6,301	175,042

		407,784

SAVINGS & LOANS — 1.89%
Astoria Financial Corp.	12,942	107,419
Capitol Federal Financial Inc.	24,165	267,990
First Niagara Financial Group Inc.	42,545	390,988
Hudson City Bancorp Inc.	70,264	439,150
New York Community Bancorp Inc.	62,706	834,617
People’s United Financial Inc.	54,237	691,522

Security	Shares	Value

Provident Financial Services Inc.	8,153	$105,581
TFS Financial Corp.[b]	13,390	123,322
Washington Federal Inc.	15,886	216,844

		3,177,433

SOFTWARE — 0.55%
MSCI Inc. Class Aa,b	17,302	577,714
SEI Investments Co.	21,472	347,631

		925,345
TOTAL COMMON STOCKS (Cost: $255,678,444)		167,808,961

SHORT-TERM INVESTMENTS — 2.39%

MONEY MARKET FUNDS — 2.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,e,f]	3,636,528	3,636,528
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,e,f]	296,981	296,981
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,e],g	78,217	78,217

		4,011,726

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,011,726)		4,011,726

TOTAL INVESTMENTS IN SECURITIES — 102.30% (Cost: $259,690,170)		171,820,687
Other Assets, Less Liabilities — (2.30)%		(3,866,101)

NET ASSETS — 100.00%		$167,954,586

NVS	— Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.91%

REAL ESTATE MANAGEMENT/SERVICES — 1.99%
CBRE Group Inc.[a]	2,321,882	$41,283,062
Jones Lang LaSalle Inc.	343,277	22,182,560

		63,465,622
REAL ESTATE OPERATING/DEVELOPMENT — 5.24%
Brookfield Office Properties Inc.	2,045,936	33,798,863
Forest City Enterprises Inc. Class Aa	1,056,465	14,452,441
Howard Hughes Corp. (The)[a]	199,595	9,576,568
Plum Creek Timber Co. Inc.[b]	1,285,335	48,405,716
Potlatch Corp.[b]	316,251	10,271,832
Rayonier Inc.	960,448	40,079,495
St. Joe Co. (The)[a,b]	725,539	10,411,485

		166,996,400
REITs — APARTMENTS — 15.04%
American Campus Communities Inc.	549,624	21,396,862
Apartment Investment and Management Co. Class A	954,512	23,547,811
AvalonBay Communities Inc.	742,311	99,239,558
BRE Properties Inc. Class A	590,421	29,591,901
Camden Property Trust[b]	562,169	34,089,928
Equity Residential[b]	2,324,749	136,416,271
Essex Property Trust Inc.	267,032	38,121,488
Home Properties Inc.	323,351	19,045,374
Mid-America Apartment Communities Inc.	293,653	18,323,947
Post Properties Inc.[b]	398,455	16,368,531
UDR Inc.	1,729,771	43,123,191

		479,264,862
REITs — DIVERSIFIED — 11.39%
Colonial Properties Trust[b]	688,852	13,969,918
Digital Realty Trust Inc.[b]	784,545	48,900,690
Duke Realty Corp.	1,992,175	24,463,909
DuPont Fabros Technology Inc.[b]	494,320	10,276,913
Entertainment Properties Trust[b]	366,968	16,440,166
Lexington Realty Trust[b]	1,098,485	8,634,092
Liberty Property Trust	904,845	28,955,040
Vornado Realty Trust	1,454,264	120,427,602
Washington Real Estate Investment Trust	520,277	15,067,222

Security	Shares	Value

Weyerhaeuser Co.	4,214,163	$75,770,651

		362,906,203
REITs — HEALTH CARE — 11.59%
HCP Inc.[b]	3,204,899	127,715,225
Health Care REIT Inc.	1,395,235	73,514,932
Healthcare Realty Trust Inc.	615,629	11,629,232
Omega Healthcare Investors Inc.[b]	814,100	14,458,416
Senior Housing Properties Trust	1,211,721	27,191,019
Ventas Inc.	2,068,112	115,007,709

		369,516,533
REITs — HOTELS — 4.32%
DiamondRock Hospitality Co.[b]	1,331,284	12,048,120
Hospitality Properties Trust	974,999	23,429,226
Host Hotels & Resorts Inc.[b]	5,573,904	79,539,610
LaSalle Hotel Properties[b]	671,806	16,062,881
Sunstone Hotel Investors Inc.[a]	931,104	6,471,173

		137,551,010
REITs — MANUFACTURED HOMES — 0.64%
Equity Lifestyle Properties Inc.	307,093	20,308,060

		20,308,060
REITs — MORTGAGE — 8.19%
American Capital Agency Corp.	1,409,679	38,780,269
Annaly Capital Management Inc.	7,649,179	128,888,666
Chimera Investment Corp.	8,106,356	24,400,132
Hatteras Financial Corp.	593,242	15,246,319
Invesco Mortgage Capital Inc.	911,366	14,381,356
MFA Financial Inc.	2,808,636	18,958,293
Redwood Trust Inc.[b]	558,761	6,492,803
Starwood Property Trust Inc.	739,396	13,893,251

		261,041,089
REITs — OFFICE PROPERTY — 11.01%
Alexandria Real Estate Equities Inc.	489,160	32,328,584
BioMed Realty Trust Inc.[b]	1,032,335	18,695,587
Boston Properties Inc.	1,149,245	113,763,763
Brandywine Realty Trust[b]	1,062,176	9,676,423
CommonWealth REIT	661,091	12,792,111
Corporate Office Properties Trust	568,063	13,775,528
Douglas Emmett Inc.	1,006,408	19,624,956
Franklin Street Properties Corp.[b]	581,489	7,384,910
Highwoods Properties Inc.	544,914	16,881,436
Kilroy Realty Corp.	461,450	16,930,601

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2011

Security	Shares	Value

Mack-Cali Realty Corp.	685,677	$19,240,097
Piedmont Office Realty Trust Inc. Class Ab	1,364,526	23,169,651
SL Green Realty Corp.	674,758	46,551,554

		350,815,201
REITs — OUTLET CENTERS — 1.69%
National Retail Properties Inc.[b]	742,689	20,238,275
Realty Income Corp.	1,002,068	33,479,092

		53,717,367
REITs — REGIONAL MALLS — 13.75%
CBL & Associates Properties Inc.[b]	1,110,829	17,084,550
General Growth Properties Inc.	3,037,397	44,649,736
Macerich Co. (The)	1,041,387	51,819,417
Simon Property Group Inc.	2,311,215	296,852,455
Taubman Centers Inc.	456,562	27,955,291

		438,361,449
REITs — SHOPPING CENTERS — 6.05%
DDR Corp.	1,792,430	22,961,028
Federal Realty Investment Trust	491,049	43,585,509
Kimco Realty Corp.[b]	3,208,500	56,052,495
Regency Centers Corp.	710,254	29,092,004
Tanger Factory Outlet Centers Inc.	677,495	19,078,259
Weingarten Realty Investors[b]	954,995	22,165,434

		192,934,729
REITs — STORAGE — 5.03%
Extra Space Storage Inc.	744,102	16,764,618
Public Storage	1,113,138	143,650,459

		160,415,077
REITs — WAREHOUSE/INDUSTRIAL — 3.98%
DCT Industrial Trust Inc.[b]	1,937,707	9,611,027
EastGroup Properties Inc.	212,863	9,282,956
Prologis Inc.	3,623,065	107,822,414

		126,716,397

TOTAL COMMON STOCKS (Cost: $3,399,513,361)		3,184,009,999

Security	Shares	Value
SHORT-TERM INVESTMENTS — 11.61%

MONEY MARKET FUNDS — 11.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	337,918,011	$337,918,011
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	27,596,458	27,596,458
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	4,596,076	4,596,076

		370,110,545

TOTAL SHORT-TERM INVESTMENTS (Cost: $370,110,545)		370,110,545

TOTAL INVESTMENTS IN SECURITIES — 111.52% (Cost: $3,769,623,906)		3,554,120,544
Other Assets, Less Liabilities — (11.52)%		(367,233,877)

NET ASSETS — 100.00%		$3,186,886,667

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 0.04%
Spirit AeroSystems Holdings Inc. Class Aa,b	3,278	$55,955

		55,955
AIRLINES — 0.04%
AMR Corp.[a,b]	2,366	6,222
Southwest Airlines Co.	5,507	47,085

		53,307
APPAREL — 1.38%
Coach Inc.	8,204	533,834
Columbia Sportswear Co.	333	17,895
Deckers Outdoor Corp.[a]	1,081	124,575
Liz Claiborne Inc.[a,b]	2,612	20,922
Nike Inc. Class B	10,208	983,541
VF Corp.	2,450	338,639

		2,019,406
AUTO PARTS & EQUIPMENT — 0.67%
BorgWarner Inc.[a]	3,056	233,754
Fuel Systems Solutions Inc.[a,b]	479	11,180
Johnson Controls Inc.	18,957	624,254
Modine Manufacturing Co.[a]	1,116	11,796
WABCO Holdings Inc.[a]	1,882	94,495

		975,479
BANKS — 4.17%
Bank of Hawaii Corp.	1,328	56,081
Bank of New York Mellon Corp. (The)	34,745	739,374
BB&T Corp.	19,462	454,243
Capital One Financial Corp.	12,816	585,179
Cathay General Bancorp	2,095	29,309
Comerica Inc.	5,613	143,412
Fifth Third Bancorp	25,724	308,945
First Horizon National Corp.	7,368	51,502
Heartland Financial USA Inc.	312	4,877
International Bancshares Corp.	1,507	27,307
KeyCorp	26,532	187,316
M&T Bank Corp.	3,150	239,746
Northern Trust Corp.	6,097	246,746
Old National Bancorp	2,658	30,753
PNC Financial Services Group Inc. (The)[c]	14,725	790,880

Security	Shares	Value

Popular Inc.[a]	28,634	$53,259
Regions Financial Corp.	35,098	137,935
State Street Corp.	14,084	568,853
Synovus Financial Corp.	21,673	32,509
U.S. Bancorp	53,876	1,378,687
Umpqua Holdings Corp.	3,185	36,468

		6,103,381
BEVERAGES — 2.07%
Green Mountain Coffee Roasters Inc.[a]	3,574	232,381
Peet’s Coffee & Tea Inc.[a,b]	355	22,621
PepsiCo Inc.	44,200	2,782,390

		3,037,392
BIOTECHNOLOGY — 1.74%
Affymetrix Inc.[a]	1,895	10,593
Amgen Inc.	25,998	1,488,905
Biogen Idec Inc.[a,b]	6,425	747,613
Illumina Inc.[a,b]	3,435	105,180
Life Technologies Corp.[a]	5,012	203,838

		2,556,129
BUILDING MATERIALS — 0.16%
Apogee Enterprises Inc.	798	8,714
Broadwind Energy Inc.[a]	1,910	784
Masco Corp.	10,060	96,576
Owens Corning[a]	3,313	94,023
Simpson Manufacturing Co. Inc.	1,123	34,431

		234,528
CHEMICALS — 1.53%
Air Products and Chemicals Inc.	5,921	510,035
Airgas Inc.	2,083	143,623
Ecolab Inc.[b]	6,493	349,583
H.B. Fuller Co.	1,373	29,506
Minerals Technologies Inc.	512	28,078
Praxair Inc.	8,505	864,703
Sigma-Aldrich Corp.	3,399	222,567
Valspar Corp. (The)	2,537	88,465
Zoltek Companies Inc.[a,b]	800	5,800

		2,242,360
COMMERCIAL SERVICES — 0.85%
Capella Education Co.[a]	413	14,377
Convergys Corp.[a]	3,400	36,380
Cross Country Healthcare Inc.[a]	776	3,880

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2011

Security	Shares	Value

Deluxe Corp.	1,441	$34,036
DeVry Inc.	1,827	68,841
Kelly Services Inc. Class A	844	13,799
Manpower Inc.	2,297	99,093
McKesson Corp.	7,045	574,520
Monster Worldwide Inc.[a]	3,411	31,484
PHH Corp.[a]	1,563	28,837
Quanta Services Inc.[a]	5,917	123,606
R.R. Donnelley & Sons Co.	5,800	94,540
Robert Half International Inc.	3,899	103,051
Team Inc.[a]	523	13,080

		1,239,524
COMPUTERS — 7.42%
Dell Inc.[a]	47,483	750,706
Echelon Corp.[a,b]	899	6,077
EMC Corp.[a]	57,537	1,410,232
FactSet Research Systems Inc.	1,224	121,690
Hewlett-Packard Co.	60,511	1,610,198
Imation Corp.[a]	843	5,665
International Business Machines Corp.	33,869	6,253,234
Lexmark International Inc. Class Aa,b	2,215	70,216
NetApp Inc.[a]	10,293	421,601
Seagate Technology PLC	12,015	194,042
Silicon Graphics International Corp.[a,b]	787	11,380
Super Micro Computer Inc.[a]	756	12,096

		10,867,137
COSMETICS & PERSONAL CARE — 4.63%
Avon Products Inc.	12,047	220,219
Colgate-Palmolive Co.	13,671	1,235,448
Estee Lauder Companies Inc. (The) Class A	3,371	331,875
Procter & Gamble Co. (The)	78,054	4,994,676

		6,782,218
DISTRIBUTION & WHOLESALE — 0.57%
Fastenal Co.[b]	7,846	298,854
Genuine Parts Co.	4,407	253,094
W.W. Grainger Inc.	1,644	281,634

		833,582
DIVERSIFIED FINANCIAL SERVICES — 3.36%
American Express Co.	30,255	1,531,508
BlackRock Inc.[c]	2,592	408,992
Charles Schwab Corp. (The)	30,146	370,193

Security	Shares	Value

CME Group Inc.	1,781	$490,772
Discover Financial Services	15,261	359,549
Eaton Vance Corp.	3,319	87,257
Franklin Resources Inc.	4,340	462,774
IntercontinentalExchange Inc.[a]	2,060	267,553
Invesco Ltd.	12,947	259,846
Legg Mason Inc.	3,936	108,240
NYSE Euronext Inc.	7,337	194,944
T. Rowe Price Group Inc.	7,269	384,094

		4,925,722
ELECTRIC — 1.14%
Alliant Energy Corp.	3,099	126,377
Avista Corp.	1,603	40,796
Calpine Corp.[a]	8,720	132,283
CH Energy Group Inc.	412	22,747
Cleco Corp.	1,698	62,605
Consolidated Edison Inc.	8,176	473,145
IDACORP Inc.	1,386	55,967
ITC Holdings Corp.	1,426	103,642
MGE Energy Inc.	644	28,104
Northeast Utilities	4,932	170,499
NSTAR	2,894	130,491
OGE Energy Corp.	2,735	141,509
Ormat Technologies Inc.	499	9,476
Pepco Holdings Inc.	6,308	124,898
Portland General Electric Co.	2,108	51,730

		1,674,269
ELECTRICAL COMPONENTS & EQUIPMENT — 0.94%
American Superconductor Corp.[a,b]	1,364	5,947
AMETEK Inc.	4,488	177,366
Emerson Electric Co.	21,022	1,011,579
General Cable Corp.[a]	1,451	40,686
Hubbell Inc. Class B	1,484	88,728
Molex Inc.	1,755	43,331
SunPower Corp. Class Aa,b	629	6,302

		1,373,939
ELECTRONICS — 0.62%
Brady Corp. Class A	1,379	42,363
Itron Inc.[a]	1,136	41,794
OYO Geospace Corp.[a,b]	130	10,215

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2011

Security	Shares	Value

Thermo Fisher Scientific Inc.[a]	10,709	$538,342
Thomas & Betts Corp.[a]	1,393	69,218
Waters Corp.[a]	2,569	205,828

		907,760
ENERGY — ALTERNATE SOURCES — 0.06%
Clean Energy Fuels Corp.[a,b]	1,363	16,111
First Solar Inc.[a,b]	1,573	78,288

		94,399
ENGINEERING & CONSTRUCTION — 0.05%
EMCOR Group Inc.	1,859	46,605
Granite Construction Inc.	965	21,713

		68,318
ENTERTAINMENT — 0.03%
Vail Resorts Inc.	1,003	44,694

		44,694
ENVIRONMENTAL CONTROL — 0.30%
Calgon Carbon Corp.[a]	1,576	25,137
Darling International Inc.[a]	3,257	45,663
Nalco Holding Co.	3,681	138,811
Stericycle Inc.[a,b]	2,275	190,145
Tetra Tech Inc.[a]	1,746	38,115

		437,871
FOOD — 3.56%
Campbell Soup Co.	5,366	178,419
Dean Foods Co.[a]	5,123	49,796
Flowers Foods Inc.	3,218	64,971
General Mills Inc.	17,862	688,223
H.J. Heinz Co.	8,993	480,586
Hain Celestial Group Inc.[a,b]	974	32,687
J.M. Smucker Co. (The)	3,239	249,468
Kellogg Co.	7,109	385,379
Kraft Foods Inc. Class A	46,698	1,642,836
McCormick & Co. Inc. NVS	3,351	162,725
Safeway Inc.	9,884	191,453
Sara Lee Corp.	15,518	276,220
Sysco Corp.	16,304	451,947
Tootsie Roll Industries Inc.[b]	523	12,955
United Natural Foods Inc.[a]	1,279	46,696
Whole Foods Market Inc.	4,183	301,678

		5,216,039

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.26%
Domtar Corp.	1,165	$95,425
MeadWestvaco Corp.	4,730	132,014
Potlatch Corp.	1,124	36,508
Rock-Tenn Co. Class A	1,935	114,533
Wausau Paper Corp.	1,325	9,937

		388,417
GAS — 0.74%
AGL Resources Inc.	2,193	91,974
Atmos Energy Corp.	2,514	86,281
CenterPoint Energy Inc.	11,323	235,971
National Fuel Gas Co.	1,963	120,312
New Jersey Resources Corp.	1,157	54,402
Nicor Inc.	1,271	71,494
NiSource Inc.	7,805	172,412
Northwest Natural Gas Co.	741	34,620
Piedmont Natural Gas Co.	2,000	65,380
UGI Corp.	3,120	89,450
WGL Holdings Inc.	1,426	61,047

		1,083,343
HAND & MACHINE TOOLS — 0.31%
Lincoln Electric Holdings Inc.	2,237	81,427
Snap-on Inc.	1,537	82,490
Stanley Black & Decker Inc.	4,474	285,665

		449,582
HEALTH CARE — PRODUCTS — 6.74%
Baxter International Inc.	15,953	877,096
Becton, Dickinson and Co.	6,113	478,220
Edwards Lifesciences Corp.[a]	3,213	242,325
Gen-Probe Inc.[a]	1,340	80,534
Henry Schein Inc.[a,b]	2,573	178,360
Hill-Rom Holdings Inc.	1,759	59,226
IDEXX Laboratories Inc.[a,b]	1,602	115,328
Intuitive Surgical Inc.[a,b]	1,098	476,378
Invacare Corp.	823	18,476
Johnson & Johnson	76,652	4,935,622
Medtronic Inc.	29,928	1,039,699
Patterson Companies Inc.	2,748	86,480
St. Jude Medical Inc.	9,205	358,995
Stryker Corp.	8,129	389,460
TECHNE Corp.	983	67,630
Varian Medical Systems Inc.[a]	3,272	192,132

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2011

Security	Shares	Value

Zimmer Holdings Inc.[a]	5,377	$282,992

		9,878,953
HEALTH CARE — SERVICES — 0.98%
Health Management Associates Inc. Class Aa	7,084	62,056
Humana Inc.	4,713	400,086
Molina Healthcare Inc.[a]	754	15,970
Quest Diagnostics Inc.	4,394	245,185
WellPoint Inc.	10,273	707,810

		1,431,107
HOME BUILDERS — 0.05%
KB Home	1,914	13,341
Meritage Homes Corp.[a,b]	810	14,377
Pulte Group Inc.[a,b]	9,622	49,842

		77,560
HOME FURNISHINGS — 0.13%
Harman International Industries Inc.	1,954	84,335
Whirlpool Corp.	2,129	108,174

		192,509
HOUSEHOLD PRODUCTS & WARES — 0.82%
Avery Dennison Corp.	2,838	75,491
Clorox Co. (The)	3,722	249,151
Kimberly-Clark Corp.	10,991	766,182
Tupperware Brands Corp.	1,743	98,549
WD-40 Co.	451	19,853

		1,209,226
INSURANCE — 2.29%
Aflac Inc.	13,069	589,281
Chubb Corp. (The)	8,175	548,134
CIGNA Corp.	7,573	335,787
Cincinnati Financial Corp.	4,326	125,194
Erie Indemnity Co. Class A	829	65,450
Hartford Financial Services Group Inc. (The)	11,851	228,132
Lincoln National Corp.	8,745	166,592
Phoenix Companies Inc. (The)[a]	3,315	4,939
Principal Financial Group Inc.	9,003	232,097
Progressive Corp. (The)	17,392	330,622
StanCorp Financial Group Inc.	1,258	42,697
Travelers Companies Inc. (The)	11,704	682,928

		3,351,853

Security	Shares	Value

INTERNET — 4.26%
eBay Inc.[a]	32,664	$1,039,695
Google Inc. Class Aa	7,074	4,192,335
Netflix Inc.[a]	1,397	114,666
Symantec Corp.[a]	21,101	358,928
Yahoo! Inc.[a]	34,586	540,925

		6,246,549
IRON & STEEL — 0.25%
Nucor Corp.	8,847	334,240
Schnitzer Steel Industries Inc. Class A	674	31,543

		365,783
LEISURE TIME — 0.18%
Harley-Davidson Inc.	6,619	257,479

		257,479
LODGING — 0.02%
Choice Hotels International Inc.	839	30,028

		30,028
MACHINERY — 1.45%
Cummins Inc.	5,210	518,030
Deere & Co.	11,740	891,066
Gardner Denver Inc.	1,460	112,902
Graco Inc.	1,696	72,826
Kadant Inc.[a]	349	7,556
Lindsay Corp.	348	20,219
Middleby Corp. (The)[a,b]	498	41,971
Nordson Corp.	1,616	74,934
Rockwell Automation Inc.	4,041	273,374
Tennant Co.	479	18,532
Wabtec Corp.	1,349	90,626

		2,122,036
MANUFACTURING — 2.35%
3M Co.	18,876	1,491,582
A.O. Smith Corp.	1,078	40,058
CLARCOR Inc.	1,334	64,672
Cooper Industries PLC	4,622	242,470
Donaldson Co. Inc.	2,025	129,701
Eastman Kodak Co.[a,b]	7,462	8,283
Illinois Tool Works Inc.	12,575	611,522
Ingersoll-Rand PLC	9,273	288,669
Leggett & Platt Inc.	3,982	87,206
Pall Corp.	3,238	165,688

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2011

Security	Shares	Value

Pentair Inc.	2,750	$98,863
Roper Industries Inc.	2,689	218,078

		3,446,792
MEDIA — 1.42%
Discovery Communications Inc. Series Aa,b	3,881	168,668
John Wiley & Sons Inc. Class A	1,290	61,353
New York Times Co. (The) Class Aa,b	3,455	26,327
Scholastic Corp.	781	20,970
Walt Disney Co. (The)	50,212	1,751,395
Washington Post Co. (The) Class B	140	47,622

		2,076,335
METAL FABRICATE & HARDWARE — 0.09%
Timken Co. (The)	2,326	97,971
Worthington Industries Inc.	1,666	28,789

		126,760
MINING — 0.22%
Alcoa Inc.	29,709	319,669
Horsehead Holding Corp.[a]	1,232	10,694

		330,363
OFFICE & BUSINESS EQUIPMENT — 0.30%
Pitney Bowes Inc.	5,696	116,084
Xerox Corp.	39,225	320,861

		436,945
OFFICE FURNISHINGS — 0.08%
Herman Miller Inc.	1,526	31,512
HNI Corp.	1,255	30,183
Interface Inc. Class A	1,619	21,112
Knoll Inc.	1,326	20,221
Steelcase Inc. Class A	2,412	17,873

		120,901
OIL & GAS — 4.25%
Apache Corp.	10,725	1,068,532
Chesapeake Energy Corp.	18,376	516,733
Denbury Resources Inc.[a]	11,275	177,017
Devon Energy Corp.	11,246	730,428
Diamond Offshore Drilling Inc.	1,942	127,279
EOG Resources Inc.	7,513	671,888
EQT Corp.	3,978	252,603
Hess Corp.	8,544	534,513

Security	Shares	Value

Newfield Exploration Co.[a]	3,772	$151,861
Noble Corp.[a]	7,066	253,952
Noble Energy Inc.	4,932	440,625
Pioneer Natural Resources Co.	2,946	247,169
QEP Resources Inc.	4,926	175,119
Quicksilver Resources Inc.[a,b]	2,641	20,336
Range Resources Corp.	4,498	309,642
Southwestern Energy Co.[a]	9,736	409,301
Ultra Petroleum Corp.[a]	4,272	136,106

		6,223,104
OIL & GAS SERVICES — 0.81%
Cameron International Corp.[a]	6,858	337,002
National Oilwell Varco Inc.	11,837	844,333

		1,181,335
PACKAGING & CONTAINERS — 0.17%
Bemis Co. Inc.	2,933	82,447
Sealed Air Corp.	4,477	79,690
Sonoco Products Co.	2,776	87,139

		249,276
PHARMACEUTICALS — 6.02%
Abbott Laboratories	43,463	2,341,352
Allergan Inc.	8,528	717,375
Amylin Pharmaceuticals Inc.[a]	3,676	42,348
Bristol-Myers Squibb Co.	47,705	1,507,001
Cubist Pharmaceuticals Inc.[a]	1,677	63,407
Endo Pharmaceuticals Holdings Inc.[a]	3,257	105,234
Gilead Sciences Inc.[a]	22,014	917,103
Hospira Inc.[a]	4,704	147,941
Merck & Co. Inc.	86,312	2,977,764

		8,819,525
PIPELINES — 0.42%
Questar Corp.	4,960	95,579
Spectra Energy Corp.	18,163	520,007

		615,586
REAL ESTATE — 0.19%
CBRE Group Inc.[a]	8,172	145,298
Forest City Enterprises Inc. Class Aa	3,662	50,096
Jones Lang LaSalle Inc.	1,200	77,544

		272,938

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2011

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 0.97%
Boston Properties Inc.[b]	4,069	$402,790
Corporate Office Properties Trust[b]	1,982	48,064
Liberty Property Trust	3,220	103,040
Prologis Inc.	12,720	378,547
Regency Centers Corp.	2,507	102,687
Vornado Realty Trust	4,641	384,321

		1,419,449
RETAIL — 9.96%
AutoZone Inc.[a]	707	228,778
Bed Bath & Beyond Inc.[a]	6,972	431,148
Best Buy Co. Inc.	9,255	242,759
Buckle Inc. (The)	796	35,470
CarMax Inc.[a]	6,333	190,370
Charming Shoppes Inc.[a]	3,198	11,097
Chipotle Mexican Grill Inc.[a,b]	872	293,097
Collective Brands Inc.[a,b]	1,724	25,188
Costco Wholesale Corp.	12,218	1,017,148
CVS Caremark Corp.	37,917	1,376,387
Darden Restaurants Inc.	3,805	182,183
Foot Locker Inc.	4,324	94,523
Gap Inc. (The)	11,388	215,233
Home Depot Inc. (The)	44,687	1,599,795
J.C. Penney Co. Inc.	4,467	143,301
Jack in the Box Inc.[a]	1,242	25,560
Kohl’s Corp.	7,725	409,502
Lowe’s Companies Inc.	36,427	765,696
McDonald’s Corp.	29,014	2,693,950
Men’s Wearhouse Inc. (The)	1,360	41,997
Nordstrom Inc.	4,926	249,699
Nu Skin Enterprises Inc. Class A	1,548	78,220
Office Depot Inc.[a]	7,967	18,244
OfficeMax Inc.[a,b]	2,422	12,401
Pep Boys — Manny, Moe & Jack (The)	1,455	16,732
PVH Corp.	1,693	125,976
RadioShack Corp.	2,949	35,123
Staples Inc.	19,967	298,706
Starbucks Corp.	20,967	887,743
Target Corp.	18,309	1,002,418
Tiffany & Co.	3,399	271,002

Security	Shares	Value

TJX Companies Inc. (The)	10,806	$636,798
Under Armour Inc. Class Aa	1,051	88,715
Walgreen Co.	25,605	850,086

		14,595,045
SAVINGS & LOANS — 0.26%
Hudson City Bancorp Inc.	13,252	82,825
New York Community Bancorp Inc.	12,192	162,276
People’s United Financial Inc.	10,520	134,130

		379,231
SEMICONDUCTORS — 4.33%
Advanced Micro Devices Inc.[a,b]	16,331	95,210
Analog Devices Inc.	8,390	306,822
Applied Materials Inc.	36,837	453,832
Cree Inc.[a,b]	3,059	81,492
Entegris Inc.[a]	3,731	33,430
Intel Corp.	148,263	3,638,374
Lam Research Corp.[a]	3,471	149,218
LSI Corp.[a]	16,860	105,375
Micron Technology Inc.[a]	25,127	140,460
Novellus Systems Inc.[a,b]	2,488	85,960
Texas Instruments Inc.	32,474	997,926
Xilinx Inc.	7,441	248,976

		6,337,075
SOFTWARE — 5.97%
Adobe Systems Inc.[a]	14,116	415,152
Advent Software Inc.[a]	957	26,222
Autodesk Inc.[a]	6,444	222,962
Automatic Data Processing Inc.	13,981	731,626
BMC Software Inc.[a]	4,938	171,645
Cerner Corp.[a]	4,005	254,037
Compuware Corp.[a]	6,074	51,325
Electronic Arts Inc.[a]	9,280	216,688
Microsoft Corp.	212,229	5,651,658
Paychex Inc.	9,122	265,815
Red Hat Inc.[a]	5,409	268,557
Salesforce.com Inc.[a,b]	3,555	473,419

		8,749,106
TELECOMMUNICATIONS — 5.37%
American Tower Corp. Class Aa	11,101	611,665
Cincinnati Bell Inc.[a,b]	5,251	16,908
Cisco Systems Inc.	153,805	2,850,007

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2011

Security	Shares	Value

Corning Inc.	43,937	$627,860
Crown Castle International Corp.[a]	8,129	336,215
Frontier Communications Corp.	27,918	174,767
Leap Wireless International Inc.[a]	1,770	12,301
MetroPCS Communications Inc.[a]	7,021	59,678
Plantronics Inc.	1,338	44,703
Polycom Inc.[a]	4,928	81,460
QUALCOMM Inc.	46,686	2,408,998
Sprint Nextel Corp.[a]	83,772	215,294
Tellabs Inc.	9,666	41,854
Virgin Media Inc.	8,446	205,913
Windstream Corp.	14,225	173,118

		7,860,741
TOYS, GAMES & HOBBIES — 0.19%
Mattel Inc.	9,705	274,069

		274,069
TRANSPORTATION — 2.67%
Arkansas Best Corp.	680	14,008
C.H. Robinson Worldwide Inc.	4,563	316,809
CSX Corp.	30,859	685,378
Expeditors International of Washington Inc.	5,946	271,138
Genesee & Wyoming Inc. Class Aa,b	1,112	65,842
J.B. Hunt Transport Services Inc.	2,687	113,687
Kansas City Southern Industries Inc.[a]	3,077	194,374
Norfolk Southern Corp.	9,884	731,317
Ryder System Inc.	1,436	73,150
United Parcel Service Inc. Class B	20,631	1,449,121

		3,914,824

TOTAL COMMON STOCKS (Cost: $133,540,581)		146,257,234

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.40%

MONEY MARKET FUNDS — 2.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	3,137,929	$3,137,929
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	256,263	256,263
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	114,281	114,281

		3,508,473

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,508,473)		3,508,473

TOTAL INVESTMENTS IN SECURITIES — 102.25% (Cost: $137,049,054)		149,765,707
Other Assets, Less Liabilities — (2.25)%		(3,293,147)

NET ASSETS — 100.00%		$146,472,560

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.04%
Rockwell Collins Inc.	59,653	$3,330,427

		3,330,427
APPAREL — 2.30%
Nike Inc. Class B	38,966	3,754,374

		3,754,374
AUTO MANUFACTURERS — 0.27%
Ford Motor Co.[a]	38,304	447,391

		447,391
AUTO PARTS & EQUIPMENT — 1.06%
Johnson Controls Inc.	52,505	1,728,990

		1,728,990
BANKS — 3.54%
Bank of New York Mellon Corp. (The)	19,052	405,426
BB&T Corp.	11,917	278,143
Capital One Financial Corp.	9,220	420,985
Comerica Inc.	7,216	184,369
Fifth Third Bancorp	28,256	339,354
KeyCorp	150,025	1,059,176
M&T Bank Corp.	12,497	951,147
Northern Trust Corp.	8,314	336,468
PNC Financial Services Group Inc. (The)[b]	4,732	254,156
State Street Corp.	9,510	384,109
U.S. Bancorp	45,691	1,169,233

		5,782,566
BEVERAGES — 0.38%
Coca-Cola Enterprises Inc.	10,581	283,783
Green Mountain Coffee Roasters Inc.[a,c]	5,217	339,209

		622,992
BIOTECHNOLOGY — 0.37%
Amgen Inc.	3,243	185,727
Biogen Idec Inc.[a]	2,185	254,246
Life Technologies Corp.[a]	3,916	159,264

		599,237
CHEMICALS — 1.04%
Air Products and Chemicals Inc.	8,163	703,161
Ecolab Inc.	7,991	430,235
Praxair Inc.	5,513	560,507

		1,693,903

Security	Shares	Value

COMMERCIAL SERVICES — 0.44%
Manpower Inc.	3,732	$160,998
McKesson Corp.	3,550	289,503
R.R. Donnelley & Sons Co.	16,543	269,651

		720,152
COMPUTERS — 8.57%
Accenture PLC Class A	27,081	1,631,901
Apple Inc.[a]	3,872	1,567,308
Dell Inc.[a]	227,595	3,598,277
Hewlett-Packard Co.	59,770	1,590,480
International Business Machines Corp.	29,490	5,444,738
NetApp Inc.[a]	4,104	168,100

		14,000,804
COSMETICS & PERSONAL CARE — 4.64%
Avon Products Inc.	21,804	398,577
Colgate-Palmolive Co.	12,912	1,166,857
Estee Lauder Companies Inc. (The) Class A	22,850	2,249,583
Procter & Gamble Co. (The)	58,940	3,771,571

		7,586,588
DISTRIBUTION & WHOLESALE — 0.18%
W.W. Grainger Inc.	1,723	295,167

		295,167
DIVERSIFIED FINANCIAL SERVICES — 3.28%
American Express Co.	22,212	1,124,371
Ameriprise Financial Inc.	4,938	230,506
Charles Schwab Corp. (The)	12,792	157,086
CME Group Inc.	7,524	2,073,313
Eaton Vance Corp.	6,668	175,302
Franklin Resources Inc.	2,738	291,953
IntercontinentalExchange Inc.[a]	3,577	464,581
Legg Mason Inc.	6,047	166,292
T. Rowe Price Group Inc.	12,890	681,108

		5,364,512
ELECTRIC — 2.91%
Consolidated Edison Inc.	23,781	1,376,207
NextEra Energy Inc.	9,120	514,368
PG&E Corp.	61,313	2,630,328
Xcel Energy Inc.	9,197	237,742

		4,758,645

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2011

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.40%
Emerson Electric Co.	13,712	$659,821

		659,821
ELECTRONICS — 1.34%
Agilent Technologies Inc.[a]	28,219	1,046,078
Waters Corp.[a,c]	14,332	1,148,280

		2,194,358
FOOD — 6.21%
Campbell Soup Co.	35,572	1,182,769
General Mills Inc.	40,161	1,547,403
H.J. Heinz Co.	39,232	2,096,558
Hormel Foods Corp.	8,683	255,888
Kellogg Co.	10,289	557,767
McCormick & Co. Inc. NVS	7,983	387,655
Sara Lee Corp.	117,264	2,087,299
Sysco Corp.	33,447	927,151
Whole Foods Market Inc.	15,408	1,111,225

		10,153,715
HEALTH CARE — PRODUCTS — 6.15%
Baxter International Inc.	24,843	1,365,868
Becton, Dickinson and Co.	46,528	3,639,886
Johnson & Johnson	68,357	4,401,507
Medtronic Inc.	18,323	636,541

		10,043,802
HEALTH CARE — SERVICES — 2.04%
Aetna Inc.	35,666	1,418,080
Coventry Health Care Inc.[a,c]	14,871	473,046
Humana Inc.	4,447	377,506
Quest Diagnostics Inc.	3,796	211,817
WellPoint Inc.	12,359	851,535

		3,331,984
HOME FURNISHINGS — 0.09%
Whirlpool Corp.	2,834	143,995

		143,995
HOUSEHOLD PRODUCTS & WARES — 0.88%
Avery Dennison Corp.	13,313	354,126
Clorox Co. (The)	8,591	575,081
Kimberly-Clark Corp.	7,246	505,119

		1,434,326

Security	Shares	Value

INSURANCE — 3.16%
ACE Ltd.	2,984	$215,296
Aflac Inc.	63,199	2,849,643
Chubb Corp. (The)	7,363	493,689
CIGNA Corp.	4,061	180,065
Cincinnati Financial Corp.	10,259	296,895
Genworth Financial Inc. Class Aa	22,858	145,834
Lincoln National Corp.	15,481	294,913
Principal Financial Group Inc.	8,223	211,989
Prudential Financial Inc.	3,001	162,654
Travelers Companies Inc. (The)	5,251	306,396

		5,157,374
INTERNET — 2.12%
eBay Inc.[a]	7,260	231,086
Google Inc. Class Aa	3,971	2,353,373
Symantec Corp.[a]	28,153	478,883
Yahoo! Inc.[a]	25,824	403,887

		3,467,229
IRON & STEEL — 0.33%
Nucor Corp.	14,173	535,456

		535,456
LODGING — 0.83%
Marriott International Inc. Class A	10,796	340,074
Starwood Hotels & Resorts Worldwide Inc.	20,172	1,010,819

		1,350,893
MACHINERY — 2.25%
Caterpillar Inc.	4,161	393,048
Cummins Inc.	12,638	1,256,596
Deere & Co.	21,023	1,595,646
Rockwell Automation Inc.	6,451	436,410

		3,681,700
MANUFACTURING — 3.66%
Cooper Industries PLC[c]	4,368	229,145
Eaton Corp.	106,450	4,771,089
Pall Corp.	12,084	618,339
Tyco International Ltd.	7,851	357,613

		5,976,186
MEDIA — 0.16%
Time Warner Cable Inc.	4,189	266,797

		266,797

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2011

Security	Shares	Value

MINING — 0.12%
Alcoa Inc.	17,470	$187,977

		187,977
OFFICE & BUSINESS EQUIPMENT — 0.58%
Pitney Bowes Inc.	8,032	163,692
Xerox Corp.	96,667	790,736

		954,428
OIL & GAS — 6.03%
Anadarko Petroleum Corp.	4,961	389,438
Apache Corp.	5,134	511,500
Chesapeake Energy Corp.	13,806	388,225
Cimarex Energy Co.	4,120	263,680
Concho Resources Inc.[a,c]	1,926	182,431
Denbury Resources Inc.[a,c]	16,282	255,627
Devon Energy Corp.	22,286	1,447,476
Diamond Offshore Drilling Inc.[c]	2,710	177,613
EOG Resources Inc.	5,284	472,548
EQT Corp.	5,887	373,825
Marathon Oil Corp.	14,048	365,669
Newfield Exploration Co.[a,c]	12,074	486,099
Noble Corp.[a]	28,502	1,024,362
Noble Energy Inc.	2,156	192,617
Pioneer Natural Resources Co.	3,364	282,240
QEP Resources Inc.	13,765	489,346
Range Resources Corp.	19,280	1,327,235
Southwestern Energy Co.[a]	15,225	640,059
Ultra Petroleum Corp.[a]	4,070	129,670
Whiting Petroleum Corp.[a]	9,892	460,473

		9,860,133
OIL & GAS SERVICES — 0.63%
Cameron International Corp.[a]	4,893	240,442
National Oilwell Varco Inc.	4,870	347,377
Schlumberger Ltd.	3,882	285,211
Weatherford International Ltd.[a]	10,116	156,798

		1,029,828
PACKAGING & CONTAINERS — 0.10%
Ball Corp.	4,689	162,099

		162,099
PHARMACEUTICALS — 4.38%
Abbott Laboratories	14,930	804,279
Allergan Inc.	12,916	1,086,494

Security	Shares	Value

Bristol-Myers Squibb Co.	60,785	$1,920,198
Eli Lilly and Co.	5,028	186,840
Gilead Sciences Inc.[a]	14,540	605,736
Medco Health Solutions Inc.[a]	9,065	497,306
Merck & Co. Inc.	59,741	2,061,065

		7,161,918
PIPELINES — 2.98%
El Paso Corp.	37,687	942,552
Spectra Energy Corp.	137,322	3,931,529

		4,874,081
REAL ESTATE — 0.88%
CBRE Group Inc.[a]	80,682	1,434,526

		1,434,526
REAL ESTATE INVESTMENT TRUSTS — 0.50%
Duke Realty Corp.	15,353	188,535
Regency Centers Corp.	4,349	178,135
Vornado Realty Trust[c]	5,481	453,881

		820,551
RETAIL — 9.80%
Best Buy Co. Inc.	8,863	232,476
CarMax Inc.[a,c]	5,869	176,422
Chipotle Mexican Grill Inc.[a,c]	827	277,971
Darden Restaurants Inc.	3,551	170,022
Gap Inc. (The)	55,030	1,040,067
Kohl’s Corp.	14,785	783,753
Lowe’s Companies Inc.	12,864	270,401
Lululemon Athletica Inc.[a,c]	8,193	462,741
McDonald’s Corp.	26,340	2,445,669
Nordstrom Inc.	20,020	1,014,814
Staples Inc.	29,230	437,281
Starbucks Corp.	109,239	4,625,179
Tiffany & Co.	16,023	1,277,514
TJX Companies Inc. (The)	47,550	2,802,122

		16,016,432
SEMICONDUCTORS — 3.73%
Advanced Micro Devices Inc.[a,c]	120,086	700,101
Applied Materials Inc.	42,944	529,070
Intel Corp.	137,014	3,362,324
Micron Technology Inc.[a]	25,044	139,996
Texas Instruments Inc.	44,297	1,361,247

		6,092,738

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2011

Security	Shares	Value

SOFTWARE — 5.38%
Adobe Systems Inc.[a]	30,820	$906,416
Autodesk Inc.[a,c]	17,455	603,943
CA Inc.	29,142	631,216
Intuit Inc.	17,142	920,011
Microsoft Corp.	103,016	2,743,316
Oracle Corp.	77,244	2,531,286
Salesforce.com Inc.[a,c]	3,407	453,710

		8,789,898
TELECOMMUNICATIONS — 2.79%
American Tower Corp. Class Aa	3,458	190,536
Cisco Systems Inc.	118,669	2,198,937
Corning Inc.	23,318	333,214
Crown Castle International Corp.[a]	3,712	153,528
Motorola Solutions Inc.[c]	8,207	384,990
QUALCOMM Inc.	23,220	1,198,152
Sprint Nextel Corp.[a]	41,040	105,473

		4,564,830
TOYS, GAMES & HOBBIES — 0.34%
Mattel Inc.	19,394	547,687

		547,687
TRANSPORTATION — 0.98%
CSX Corp.	16,933	376,082
Norfolk Southern Corp.	3,649	269,990
United Parcel Service Inc. Class B	13,556	952,173

		1,598,245

TOTAL COMMON STOCKS (Cost: $145,195,509)		163,178,755

SHORT-TERM INVESTMENTS — 2.54%

MONEY MARKET FUNDS — 2.54%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.20%[b,d,e]	3,706,553	3,706,553
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%[b,d,e]	302,700	302,700

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares (0.03)%[b,d],f	136,910	$136,910

		4,146,163

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,146,163)		4,146,163

TOTAL INVESTMENTS IN SECURITIES — 102.40% (Cost: $149,341,672)		167,324,918
Other Assets, Less Liabilities — (2.40)%		(3,916,297)

NET ASSETS — 100.00%		$163,408,621

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.92%

REITs — APARTMENTS — 20.40%
Apartment Investment and Management Co. Class A	1,112,465	$27,444,512
AvalonBay Communities Inc.[a]	857,286	114,610,565
BRE Properties Inc. Class Aa	683,392	34,251,607
Camden Property Trust	653,066	39,601,922
Equity Residential[a]	2,740,418	160,807,728
Essex Property Trust Inc.	303,238	43,290,257
UDR Inc.	2,038,373	50,816,639

		470,823,230
REITs — DIVERSIFIED — 11.28%
Digital Realty Trust Inc.[a]	885,419	55,188,166
Duke Realty Corp.[a]	2,351,768	28,879,711
Liberty Property Trust	1,072,574	34,322,368
Vornado Realty Trust	1,715,332	142,046,643

		260,436,888
REITs — HEALTH CARE — 16.72%
HCP Inc.[a]	3,776,324	150,486,512
Health Care REIT Inc.[a]	1,644,193	86,632,529
Ventas Inc.	2,674,144	148,709,148

		385,828,189
REITs — HOTELS — 3.95%
Host Hotels & Resorts Inc.[a]	6,382,926	91,084,354

		91,084,354
REITs — OFFICE PROPERTY — 12.35%
Alexandria Real Estate Equities Inc.	574,763	37,986,087
Boston Properties Inc.	1,354,174	134,049,684
Corporate Office Properties Trust[a]	662,383	16,062,788
Douglas Emmett Inc.	1,158,450	22,589,775
Highwoods Properties Inc.[a]	680,518	21,082,447
SL Green Realty Corp.	771,217	53,206,261

		284,977,042
REITs — REGIONAL MALLS — 14.82%
General Growth Properties Inc.	5,665,933	83,289,215
Macerich Co. (The)[a]	1,217,826	60,599,022
Simon Property Group Inc.	1,542,696	198,143,874

		342,032,111

Security	Shares	Value

REITs — SHOPPING CENTERS — 7.71%
Federal Realty Investment Trust[a]	579,079	$51,399,052
Kimco Realty Corp.[a]	3,785,754	66,137,122

Regency Centers Corp.	836,677	34,270,290
Weingarten Realty Investors[a]	1,124,047	26,089,131

		177,895,595
REITs — STORAGE — 7.27%
Public Storage	1,301,333	167,937,024

		167,937,024
REITs — WAREHOUSE/INDUSTRIAL — 5.42%
Prologis Inc.	4,204,491	125,125,652

		125,125,652

TOTAL COMMON STOCKS (Cost: $2,336,443,332)		2,306,140,085

SHORT-TERM INVESTMENTS — 11.85%

MONEY MARKET FUNDS — 11.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[b,c,d]	250,436,222	250,436,222
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	20,452,159	20,452,159
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[b,c],e	2,509,818	2,509,818

		273,398,199

TOTAL SHORT- TERM INVESTMENTS (Cost: $273,398,199)		273,398,199

TOTAL INVESTMENTS IN SECURITIES — 111.77% (Cost: $2,609,841,531)		2,579,538,284
Other Assets, Less Liabilities — (11.77)%		(271,610,487)

NET ASSETS — 100.00%		$2,307,927,797

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2011

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[e]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2011

	iShares Dow Jones U.S. Basic Materials Sector Index Fund	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	iShares Dow Jones U.S. Consumer Services Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$808,673,860	$417,800,212	$250,855,605
Affiliated (Note 2)	26,337,797	12,888,216	7,314,529

Total cost of investments	$835,011,657	$430,688,428	$258,170,134

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$622,728,161	$414,700,471	$218,503,338
Affiliated (Note 2)	26,337,797	12,888,216	7,314,529

Total fair value of investments	649,065,958	427,588,687	225,817,867
Cash	—	711	—
Receivables:
Dividends and interest	671,360	606,238	99,186
Capital shares sold	31,369	—	—

Total Assets	649,768,687	428,195,636	225,917,053

LIABILITIES
Payables:
Investment securities purchased	863,677	—	—
Collateral for securities on loan (Note 5)	25,355,112	12,425,482	7,080,073
Capital shares redeemed	8,999	—	3,851
Investment advisory fees (Note 2)	232,638	156,438	83,577

Total Liabilities	26,460,426	12,581,920	7,167,501

NET ASSETS	$623,308,261	$415,613,716	$218,749,552

Net assets consist of:
Paid-in capital	$852,750,334	$436,665,993	$266,228,883
Undistributed net investment income	858,377	996,987	91,341
Accumulated net realized loss	(44,354,751)	(18,949,523)	(15,218,405)
Net unrealized depreciation	(185,945,699)	(3,099,741)	(32,352,267)

NET ASSETS	$623,308,261	$415,613,716	$218,749,552

Shares outstanding[b]	9,250,000	6,150,000	3,100,000

Net asset value per share	$67.38	$67.58	$70.56

[a]	Securities on loan with values of $24,782,799, $12,125,442 and $6,905,800, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2011

	iShares Dow Jones U.S. Financial Sector Index Fund	iShares Dow Jones U.S. Industrial Sector Index Fund	iShares Dow Jones U.S. Financial Services Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$517,665,030	$420,474,970	$247,720,854
Affiliated (Note 2)	24,284,694	12,894,113	11,969,316

Total cost of investments	$541,949,724	$433,369,083	$259,690,170

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$350,402,791	$349,000,528	$161,507,595
Affiliated (Note 2)	21,941,863	12,894,113	10,313,092

Total fair value of investments	372,344,654	361,894,641	171,820,687
Receivables:
Dividends and interest	256,329	339,624	130,378
Capital shares sold	47,441	—	—

Total Assets	372,648,424	362,234,265	171,951,065

LIABILITIES
Payables:
Investment securities purchased	444,060	—	—
Collateral for securities on loan (Note 5)	13,594,933	12,711,386	3,933,509
Investment advisory fees (Note 2)	134,395	133,968	62,970

Total Liabilities	14,173,388	12,845,354	3,996,479

NET ASSETS	$358,475,036	$349,388,911	$167,954,586

Net assets consist of:
Paid-in capital	$688,668,873	$432,642,374	$372,788,234
Undistributed net investment income	142,249	233,504	272,782
Accumulated net realized loss	(160,731,016)	(12,012,525)	(117,236,947)
Net unrealized depreciation	(169,605,070)	(71,474,442)	(87,869,483)

NET ASSETS	$358,475,036	$349,388,911	$167,954,586

Shares outstanding[b]	7,150,000	5,550,000	3,600,000

Net asset value per share	$50.14	$62.95	$46.65

[a]	Securities on loan with values of $13,235,490, $12,407,365 and $3,798,718, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2011

	iShares Dow Jones U.S. Real Estate Index Fund	iShares MSCI KLD 400 Social Index Fund	iShares MSCI USA ESG Select Social Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$3,399,513,361	$132,253,165	$145,003,220
Affiliated (Note 2)	370,110,545	4,795,889	4,338,452

Total cost of investments	$3,769,623,906	$137,049,054	$149,341,672

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,184,009,999	$145,057,362	$162,924,599
Affiliated (Note 2)	370,110,545	4,708,345	4,400,319

Total fair value of investments	3,554,120,544	149,765,707	167,324,918
Receivables:
Dividends and interest	2,393,343	160,794	159,801
Capital shares sold	437,279	—	—

Total Assets	3,556,951,166	149,926,501	167,484,719

LIABILITIES
Payables:
Investment securities purchased	3,162,090	—	—
Collateral for securities on loan (Note 5)	365,514,469	3,394,192	4,009,253
Capital shares redeemed	219,497	—	—
Investment advisory fees (Note 2)	1,168,443	59,749	66,845

Total Liabilities	370,064,499	3,453,941	4,076,098

NET ASSETS	$3,186,886,667	$146,472,560	$163,408,621

Net assets consist of:
Paid-in capital	$3,407,747,959	$142,529,370	$168,728,088
Undistributed (distributions in excess of) net investment income	(13,794,555)	152,445	149,371
Undistributed net realized gain (accumulated net realized loss)	8,436,625	(8,925,908)	(23,452,084)
Net unrealized appreciation (depreciation)	(215,503,362)	12,716,653	17,983,246

NET ASSETS	$3,186,886,667	$146,472,560	$163,408,621

Shares outstanding[b]	55,600,000	3,150,000	2,950,000

Net asset value per share	$57.32	$46.50	$55.39

[a]	Securities on loan with values of $356,500,640, $3,317,083 and $3,902,645, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2011

iShares Cohen & Steers Realty Majors Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,336,443,332
Affiliated (Note 2)	273,398,199

Total cost of investments	$2,609,841,531

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,306,140,085
Affiliated (Note 2)	273,398,199

Total fair value of investments	2,579,538,284
Receivables:
Dividends and interest	54,649
Capital shares sold	208,859

Total Assets	2,579,801,792

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	270,888,381
Capital shares redeemed	355,283
Investment advisory fees (Note 2)	630,331

Total Liabilities	271,873,995

NET ASSETS	$2,307,927,797

Net assets consist of:
Paid-in capital	$2,797,722,392
Distributions in excess of net investment income	(9,366,350)
Accumulated net realized loss	(450,124,998)
Net unrealized depreciation	(30,303,247)

NET ASSETS	$2,307,927,797

Shares outstanding[b]	32,700,000

Net asset value per share	$70.58

[a]	Securities on loan with a value of $264,298,578. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares Dow Jones U.S. Basic Materials Sector Index Fund	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	iShares Dow Jones U.S. Consumer Services Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$9,125,895	$4,838,987	$1,595,249
Interest — affiliated (Note 2)	121	48	28
Securities lending income — affiliated (Note 2)	47,579	13,249	40,660

Total investment income	9,173,595	4,852,284	1,635,937

EXPENSES
Investment advisory fees (Note 2)	1,978,183	860,644	515,109

Total expenses	1,978,183	860,644	515,109

Net investment income	7,195,412	3,991,640	1,120,828

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,808,505)	(2,920,610)	(2,941,426)
In-kind redemptions — unaffiliated	(6,467,588)	8,873,896	4,259,230

Net realized gain (loss)	(15,276,093)	5,953,286	1,317,804

Net change in unrealized appreciation/depreciation	(199,187,119)	(11,923,073)	(13,177,893)

Net realized and unrealized loss	(214,463,212)	(5,969,787)	(11,860,089)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(207,267,800)	$(1,978,147)	$(10,739,261)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares Dow Jones U.S. Financial Sector Index Fund	iShares Dow Jones U.S. Industrial Sector Index Fund	iShares Dow Jones U.S. Financial Services Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,846,678	$4,047,369	$1,425,672
Dividends — affiliated (Note 2)	125,698	—	96,117
Interest — affiliated (Note 2)	58	41	29
Securities lending income — affiliated (Note 2)	55,008	24,822	7,121

Total investment income	4,027,442	4,072,232	1,528,939

EXPENSES
Investment advisory fees (Note 2)	995,656	976,938	451,984

Total expenses	995,656	976,938	451,984

Net investment income	3,031,786	3,095,294	1,076,955

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,644,228)	(3,479,382)	(5,626,239)
Investments — affiliated (Note 2)	(71,428)	—	(39,272)
In-kind redemptions — unaffiliated	(22,494,497)	8,193,817	(4,976,561)
In-kind redemptions — affiliated (Note 2)	(399,912)	—	(16,035)

Net realized gain (loss)	(36,610,065)	4,714,435	(10,658,107)

Net change in unrealized appreciation/depreciation	(47,541,249)	(77,213,929)	(35,718,895)

Net realized and unrealized loss	(84,151,314)	(72,499,494)	(46,377,002)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(81,119,528)	$(69,404,200)	$(45,300,047)

[a]	Net of foreign withholding tax of $2,294, $ — and $ —, respectively.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares Dow Jones U.S. Real Estate Index Fund	iShares MSCI KLD 400 Social Index Fund	iShares MSCI USA ESG Select Social Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$56,350,316	$1,422,995	$1,560,023
Dividends — affiliated (Note 2)	—	17,245	3,362
Interest — affiliated (Note 2)	517	23	26
Securities lending income — affiliated (Note 2)	1,393,307	7,762	3,229

Total investment income	57,744,140	1,448,025	1,566,640

EXPENSES
Investment advisory fees (Note 2)	7,883,930	368,391	408,638

Total expenses	7,883,930	368,391	408,638

Net investment income	49,860,210	1,079,634	1,158,002

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(33,906,030)	42,930	1,221,198
Investments — affiliated (Note 2)	—	(2,771)	—
In-kind redemptions — unaffiliated	117,073,700	—	824,501
In-kind redemptions — affiliated (Note 2)	—	—	1,177

Net realized gain	83,167,670	40,159	2,046,876

Net change in unrealized appreciation/depreciation	(367,244,261)	(11,427,124)	(13,483,562)

Net realized and unrealized loss	(284,076,591)	(11,386,965)	(11,436,686)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(234,216,381)	$(10,307,331)	$(10,278,684)

[a]	Net of foreign withholding tax of $89,857, $ — and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2011

iShares Cohen & Steers Realty Majors Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$31,021,057
Interest — affiliated (Note 2)	309
Securities lending income — affiliated (Note 2)	295,501

Total investment income	31,316,867

EXPENSES
Investment advisory fees (Note 2)	4,327,278

Total expenses	4,327,278

Net investment income	26,989,589

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(97,846,642)
In-kind redemptions — unaffiliated	64,727,796

Net realized loss	(33,118,846)

Net change in unrealized appreciation/depreciation	(123,533,587)

Net realized and unrealized loss	(156,652,433)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(129,662,844)

See notes to financial statements.

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,195,412	$12,233,837	$3,991,640	$6,584,271
Net realized gain (loss)	(15,276,093)	119,076,205	5,953,286	12,845,861
Net change in unrealized appreciation/depreciation	(199,187,119)	132,498,121	(11,923,073)	34,188,373

Net increase (decrease) in net assets resulting from operations	(207,267,800)	263,808,163	(1,978,147)	53,618,505

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,534,326)	(11,822,197)	(3,492,181)	(6,742,501)

Total distributions to shareholders	(7,534,326)	(11,822,197)	(3,492,181)	(6,742,501)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	554,121,499	2,850,737,252	145,911,853	148,816,073
Cost of shares redeemed	(929,944,048)	(2,672,545,933)	(56,950,337)	(217,347,614)

Net increase (decrease) in net assets from capital share transactions	(375,822,549)	178,191,319	88,961,516	(68,531,541)

INCREASE (DECREASE) IN NET ASSETS	(590,624,675)	430,177,285	83,491,188	(21,655,537)

NET ASSETS
Beginning of period	1,213,932,936	783,755,651	332,122,528	353,778,065

End of period	$623,308,261	$1,213,932,936	$415,613,716	$332,122,528

Undistributed net investment income included in net assets at end of period	$858,377	$1,197,291	$996,987	$497,528

SHARES ISSUED AND REDEEMED
Shares sold	7,500,000	43,550,000	2,200,000	2,400,000
Shares redeemed	(12,700,000)	(41,350,000)	(850,000)	(3,600,000)

Net increase (decrease) in shares outstanding	(5,200,000)	2,200,000	1,350,000	(1,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Consumer Services Sector Index Fund		iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,120,828	$2,164,023	$3,031,786	$5,515,223
Net realized gain (loss)	1,317,804	12,260,059	(36,610,065)	(26,208,095)
Net change in unrealized appreciation/depreciation	(13,177,893)	14,365,567	(47,541,249)	26,582,075

Net increase (decrease) in net assets resulting from operations	(10,739,261)	28,789,649	(81,119,528)	5,889,203

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,097,283)	(2,193,484)	(3,088,192)	(5,316,568)

Total distributions to shareholders	(1,097,283)	(2,193,484)	(3,088,192)	(5,316,568)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	81,976,780	173,751,845	82,112,645	606,263,399
Cost of shares redeemed	(61,028,812)	(186,819,193)	(184,271,111)	(626,673,196)

Net increase (decrease) in net assets from capital share transactions	20,947,968	(13,067,348)	(102,158,466)	(20,409,797)

INCREASE (DECREASE) IN NET ASSETS	9,111,424	13,528,817	(186,366,186)	(19,837,162)

NET ASSETS
Beginning of period	209,638,128	196,109,311	544,841,222	564,678,384

End of period	$218,749,552	$209,638,128	$358,475,036	$544,841,222

Undistributed net investment income included in net assets at end of period	$91,341	$67,796	$142,249	$198,655

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	2,750,000	1,700,000	11,100,000
Shares redeemed	(900,000)	(3,000,000)	(3,700,000)	(11,650,000)

Net increase (decrease) in shares outstanding	250,000	(250,000)	(2,000,000)	(550,000)

See notes to financial statements.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,095,294	$6,268,561	$1,076,955	$1,363,585
Net realized gain (loss)	4,714,435	14,891,879	(10,658,107)	(9,388,508)
Net change in unrealized appreciation/depreciation	(77,213,929)	51,698,861	(35,718,895)	(13,886,535)

Net increase (decrease) in net assets resulting from operations	(69,404,200)	72,859,301	(45,300,047)	(21,911,458)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,058,512)	(6,217,972)	(1,151,195)	(1,106,257)

Total distributions to shareholders	(3,058,512)	(6,217,972)	(1,151,195)	(1,106,257)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,157,550	285,944,743	10,323,031	78,864,240
Cost of shares redeemed	(122,834,481)	(185,631,687)	(48,509,194)	(147,789,215)

Net increase (decrease) in net assets from capital share transactions	(110,676,931)	100,313,056	(38,186,163)	(68,924,975)

INCREASE (DECREASE) IN NET ASSETS	(183,139,643)	166,954,385	(84,637,405)	(91,942,690)

NET ASSETS
Beginning of period	532,528,554	365,574,169	252,591,991	344,534,681

End of period	$349,388,911	$532,528,554	$167,954,586	$252,591,991

Undistributed net investment income included in net assets at end of period	$233,504	$196,722	$272,782	$347,022

SHARES ISSUED AND REDEEMED
Shares sold	200,000	4,450,000	200,000	1,350,000
Shares redeemed	(1,950,000)	(3,150,000)	(950,000)	(2,700,000)

Net increase (decrease) in shares outstanding	(1,750,000)	1,300,000	(750,000)	(1,350,000)

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares MSCI KLD 400 Social Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$49,860,210	$81,565,722	$1,079,634	$1,816,896
Net realized gain	83,167,670	297,012,071	40,159	566,744
Net change in unrealized appreciation/depreciation	(367,244,261)	185,387,087	(11,427,124)	14,216,685

Net increase (decrease) in net assets resulting from operations	(234,216,381)	563,964,880	(10,307,331)	16,600,325

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(63,654,765)	(104,929,822)	(1,051,605)	(1,792,915)

Total distributions to shareholders	(63,654,765)	(104,929,822)	(1,051,605)	(1,792,915)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,393,515,902	11,959,309,462	—	29,262,982
Cost of shares redeemed	(5,507,528,492)	(11,978,963,826)	—	(4,296,978)

Net increase (decrease) in net assets from capital share transactions	(114,012,590)	(19,654,364)	—	24,966,004

INCREASE (DECREASE) IN NET ASSETS	(411,883,736)	439,380,694	(11,358,936)	39,773,414

NET ASSETS
Beginning of period	3,598,770,403	3,159,389,709	157,831,496	118,058,082

End of period	$3,186,886,667	$3,598,770,403	$146,472,560	$157,831,496

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(13,794,555)	$—	$152,445	$124,416

SHARES ISSUED AND REDEEMED
Shares sold	94,200,000	220,600,000	—	650,000
Shares redeemed	(96,500,000)	(222,400,000)	—	(100,000)

Net increase (decrease) in shares outstanding	(2,300,000)	(1,800,000)	—	550,000

See notes to financial statements.

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA ESG Select Social Index Fund		iShares Cohen & Steers Realty Majors Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,158,002	$2,122,688	$26,989,589	$48,771,956
Net realized gain (loss)	2,046,876	1,395,066	(33,118,846)	73,889,306
Net change in unrealized appreciation/depreciation	(13,483,562)	18,396,325	(123,533,587)	375,426,044

Net increase (decrease) in net assets resulting from operations	(10,278,684)	21,914,079	(129,662,844)	498,087,306

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,118,337)	(2,117,720)	(36,355,939)	(67,039,660)

Total distributions to shareholders	(1,118,337)	(2,117,720)	(36,355,939)	(67,039,660)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,858,552	22,213,702	460,752,885	1,007,712,101
Cost of shares redeemed	(2,694,068)	(2,283,963)	(584,944,907)	(994,666,146)

Net increase (decrease) in net assets from capital share transactions	3,164,484	19,929,739	(124,192,022)	13,045,955

INCREASE (DECREASE) IN NET ASSETS	(8,232,537)	39,726,098	(290,210,805)	444,093,601

NET ASSETS
Beginning of period	171,641,158	131,915,060	2,598,138,602	2,154,045,001

End of period	$163,408,621	$171,641,158	$2,307,927,797	$2,598,138,602

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$149,371	$109,706	$(9,366,350)	$—

SHARES ISSUED AND REDEEMED
Shares sold	100,000	400,000	6,450,000	15,900,000
Shares redeemed	(50,000)	(50,000)	(8,700,000)	(16,050,000)

Net increase (decrease) in shares outstanding	50,000	350,000	(2,250,000)	(150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	71

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$84.01	$63.98	$41.45	$79.93	$66.33	$58.81

Income from investment operations:
Net investment income[a]	0.62	0.94	0.85	1.03	1.09	1.16
Net realized and unrealized gain (loss)[b]	(16.56)	20.02	22.47	(38.35)	13.57	7.53

Total from investment operations	(15.94)	20.96	23.32	(37.32)	14.66	8.69

Less distributions from:
Net investment income	(0.69)	(0.93)	(0.79)	(1.16)	(1.06)	(1.17)

Total distributions	(0.69)	(0.93)	(0.79)	(1.16)	(1.06)	(1.17)

Net asset value, end of period	$67.38	$84.01	$63.98	$41.45	$79.93	$66.33

Total return	(18.96)%[c]	33.11%	56.55%	(46.86)%	22.24%	15.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$623,308	$1,213,933	$783,756	$402,113	$851,254	$633,414
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.70%	1.34%	1.54%	1.85%	1.49%	2.00%
Portfolio turnover rate[e]	5%	7%	10%	15%	4%	13%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$69.19	$58.96	$44.05	$60.32	$62.79	$54.33

Income from investment operations:
Net investment income[a]	0.73	1.37	1.29	1.32	1.09	1.23
Net realized and unrealized gain (loss)[b]	(1.71)	10.28	14.94	(16.40)	(2.36)	8.40

Total from investment operations	(0.98)	11.65	16.23	(15.08)	(1.27)	9.63

Less distributions from:
Net investment income	(0.63)	(1.42)	(1.32)	(1.19)	(1.20)	(1.17)

Total distributions	(0.63)	(1.42)	(1.32)	(1.19)	(1.20)	(1.17)

Net asset value, end of period	$67.58	$69.19	$58.96	$44.05	$60.32	$62.79

Total return	(1.38)%[c]	20.10%	37.20%	(25.16)%	(2.07)%	17.93%

Ratios/Supplemental data:
Net assets, end of period (000s)	$415,614	$332,123	$353,778	$308,323	$346,823	$364,206
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.17%	2.24%	2.44%	2.67%	1.75%	2.13%
Portfolio turnover rate[e]	4%	7%	6%	10%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$73.56	$63.26	$44.54	$60.05	$69.56	$61.61

Income from investment operations:
Net investment income[a]	0.36	0.68	0.55	0.57	0.44	0.35
Net realized and unrealized gain (loss)[b]	(2.99)	10.33	18.73	(15.50)	(9.29)	7.98

Total from investment operations	(2.63)	11.01	19.28	(14.93)	(8.85)	8.33

Less distributions from:
Net investment income	(0.37)	(0.71)	(0.56)	(0.58)	(0.66)	(0.38)

Total distributions	(0.37)	(0.71)	(0.56)	(0.58)	(0.66)	(0.38)

Net asset value, end of period	$70.56	$73.56	$63.26	$44.54	$60.05	$69.56

Total return	(3.55)%[c]	17.58%	43.54%	(24.85)%	(12.77)%	13.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$218,750	$209,638	$196,109	$178,162	$204,179	$326,935
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.02%	1.08%	1.06%	1.19%	0.67%	0.54%
Portfolio turnover rate[e]	3%	4%	5%	6%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$59.55	$58.21	$39.54	$86.78	$118.13	$108.56

Income from investment operations:
Net investment income[a]	0.37	0.63	0.65	1.68	2.52	2.23
Net realized and unrealized gain (loss)[b]	(9.40)	1.33	18.71	(46.95)	(31.52)	9.78

Total from investment operations	(9.03)	1.96	19.36	(45.27)	(29.00)	12.01

Less distributions from:
Net investment income	(0.38)	(0.62)	(0.68)	(1.97)	(2.35)	(2.38)
Return of capital	—	—	(0.01)	—	—	(0.06)

Total distributions	(0.38)	(0.62)	(0.69)	(1.97)	(2.35)	(2.44)

Net asset value, end of period	$50.14	$59.55	$58.21	$39.54	$86.78	$118.13

Total return	(15.13)%[c]	3.45%	49.23%	(52.67)%	(24.81)%	11.20%

Ratios/Supplemental data:
Net assets, end of period (000s)	$358,475	$544,841	$564,678	$504,158	$672,550	$478,438
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.42%	1.14%	1.30%	3.37%	2.54%	1.98%
Portfolio turnover rate[e]	3%	8%	18%	15%	6%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$72.95	$60.93	$41.13	$70.48	$70.02	$64.29

Income from investment operations:
Net investment income[a]	0.48	1.04	0.77	1.09	0.89	0.77
Net realized and unrealized gain (loss)[b]	(10.00)	12.02	19.81	(29.35)	0.47	5.73

Total from investment operations	(9.52)	13.06	20.58	(28.26)	1.36	6.50

Less distributions from:
Net investment income	(0.48)	(1.04)	(0.78)	(1.09)	(0.90)	(0.77)

Total distributions	(0.48)	(1.04)	(0.78)	(1.09)	(0.90)	(0.77)

Net asset value, end of period	$62.95	$72.95	$60.93	$41.13	$70.48	$70.02

Total return	(13.03)%[c]	21.82%	50.49%	(40.24)%	1.91%	10.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$349,389	$532,529	$365,574	$213,853	$419,386	$308,109
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.48%	1.68%	1.52%	2.11%	1.24%	1.22%
Portfolio turnover rate[e]	3%	6%	4%	6%	4%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$58.07	$60.44	$41.45	$92.79	$132.71	$124.37

Income from investment operations:
Net investment income[a]	0.28	0.32	0.39	1.93	3.14	2.74
Net realized and unrealized gain (loss)[b]	(11.39)	(2.43)	19.07	(51.27)	(40.34)	8.23

Total from investment operations	(11.11)	(2.11)	19.46	(49.34)	(37.20)	10.97

Less distributions from:
Net investment income	(0.31)	(0.26)	(0.47)	(2.00)	(2.72)	(2.63)

Total distributions	(0.31)	(0.26)	(0.47)	(2.00)	(2.72)	(2.63)

Net asset value, end of period	$46.65	$58.07	$60.44	$41.45	$92.79	$132.71

Total return	(19.13)%[c]	(3.45)%	47.18%	(53.73)%	(28.37)%	8.93%

Ratios/Supplemental data:
Net assets, end of period (000s)	$167,955	$252,592	$344,535	$317,112	$334,029	$285,333
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.11%	0.58%	0.74%	3.53%	2.88%	2.15%
Portfolio turnover rate[e]	3%	5%	17%	19%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$62.15	$52.92	$33.13	$68.90	$85.64	$71.05

Income from investment operations:
Net investment income[a]	0.86	1.54	1.60	1.94	1.95	1.87
Net realized and unrealized gain (loss)[b]	(4.60)	9.68	20.04	(34.81)	(15.72)	15.84

Total from investment operations	(3.74)	11.22	21.64	(32.87)	(13.77)	17.71

Less distributions from:
Net investment income	(1.09)	(1.99)	(1.85)	(2.90)	(1.79)	(1.44)
Net realized gain	—	—	—	—	—	(0.12)
Return of capital	—	—	—	—	(1.18)	(1.56)

Total distributions	(1.09)	(1.99)	(1.85)	(2.90)	(2.97)	(3.12)

Net asset value, end of period	$57.32	$62.15	$52.92	$33.13	$68.90	$85.64

Total return	(5.95)%[c]	21.88%	66.87%	(48.42)%	(16.16)%	25.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,186,887	$3,598,770	$3,159,390	$1,721,081	$2,060,110	$1,815,535
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.96%	2.83%	3.81%	4.50%	2.75%	2.33%
Portfolio turnover rate[e]	6%	17%	17%	20%	7%	29%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI KLD 400 Social Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from Nov. 14, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$50.11	$45.41	$32.91	$48.71	$52.92	$50.33

Income from investment operations:
Net investment income[b]	0.34	0.65	0.54	0.66	0.71	0.36
Net realized and unrealized gain (loss)[c]	(3.62)	4.69	12.50	(15.80)	(4.32)	2.51

Total from investment operations	(3.28)	5.34	13.04	(15.14)	(3.61)	2.87

Less distributions from:
Net investment income	(0.33)	(0.64)	(0.54)	(0.66)	(0.60)	(0.28)

Total distributions	(0.33)	(0.64)	(0.54)	(0.66)	(0.60)	(0.28)

Net asset value, end of period	$46.50	$50.11	$45.41	$32.91	$48.71	$52.92

Total return	(6.51)%[d]	11.95%	39.84%	(31.21)%	(6.89)%	5.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$146,473	$157,831	$118,058	$65,814	$58,451	$26,458
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.47%	1.43%	1.35%	1.80%	1.40%	1.51%
Portfolio turnover rate[f]	6%	10%	14%	13%	5%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA ESG Select Social Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$59.19	$51.73	$37.96	$57.41	$61.30	$55.31

Income from investment operations:
Net investment income[a]	0.39	0.81	0.71	0.92	0.85	0.75
Net realized and unrealized gain (loss)[b]	(3.81)	7.47	13.79	(19.47)	(3.92)	6.12

Total from investment operations	(3.42)	8.28	14.50	(18.55)	(3.07)	6.87

Less distributions from:
Net investment income	(0.38)	(0.82)	(0.73)	(0.90)	(0.82)	(0.88)

Total distributions	(0.38)	(0.82)	(0.73)	(0.90)	(0.82)	(0.88)

Net asset value, end of period	$55.39	$59.19	$51.73	$37.96	$57.41	$61.30

Total return	(5.75)%[c]	16.25%	38.45%	(32.47)%	(5.08)%	12.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$163,409	$171,641	$131,915	$94,906	$120,561	$91,956
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.42%	1.56%	1.54%	2.08%	1.41%	1.34%
Portfolio turnover rate[e]	12%	35%	37%	52%	29%	46%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$74.34	$61.37	$37.23	$85.34	$103.14	$82.51

Income from investment operations:
Net investment income[a]	0.76	1.39	1.60	2.05	2.12	1.95
Net realized and unrealized gain (loss)[b]	(3.49)	13.49	24.48	(46.92)	(16.58)	21.76

Total from investment operations	(2.73)	14.88	26.08	(44.87)	(14.46)	23.71

Less distributions from:
Net investment income	(1.03)	(1.91)	(1.94)	(3.24)	(2.14)	(1.68)
Net realized gain	—	—	—	—	(0.49)	—
Return of capital	—	—	—	—	(0.71)	(1.40)

Total distributions	(1.03)	(1.91)	(1.94)	(3.24)	(3.34)	(3.08)

Net asset value, end of period	$70.58	$74.34	$61.37	$37.23	$85.34	$103.14

Total return	(3.59)%[c]	24.84%	71.83%	(53.43)%	(13.97)%	29.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,307,928	$2,598,139	$2,154,045	$1,124,212	$2,543,009	$2,970,537
Ratio of expenses to average net assets[d]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[d]	2.18%	2.18%	3.37%	3.68%	2.44%	2.03%
Portfolio turnover rate[e]	12%	9%	12%	17%	9%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Dow Jones U.S. Basic Materials Sector	Non-diversified
Dow Jones U.S. Consumer Goods Sector	Non-diversified
Dow Jones U.S. Consumer Services Sector	Non-diversified
Dow Jones U.S. Financial Sector	Non-diversified
Dow Jones U.S. Industrial Sector	Non-diversified

iShares Index Fund	Diversification Classification
Dow Jones U.S. Financial Services	Non-diversified
Dow Jones U.S. Real Estate	Non-diversified
MSCI KLD 400 Social	Diversified
MSCI USA ESG Select Social	Diversified
Cohen & Steers Realty Majors	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
Dow Jones U.S. Basic Materials Sector
Common Stocks	$622,728,161	$—	$—	$622,728,161
Short-Term Investments	26,337,797	—	—	26,337,797

	$649,065,958	$—	$—	$649,065,958

Dow Jones U.S. Consumer Goods Sector
Common Stocks	$414,700,471	$—	$—	$414,700,471
Short-Term Investments	12,888,216	—	—	12,888,216

	$427,588,687	$—	$—	$427,588,687

Dow Jones U.S. Consumer Services Sector
Common Stocks	$218,503,337	$—	$1	$218,503,338
Short-Term Investments	7,314,529	—	—	7,314,529

	$225,817,866	$—	$1	$225,817,867

Dow Jones U.S. Financial Sector
Common Stocks	$358,180,087	$—	$3	$358,180,090
Short-Term Investments	14,164,564	—	—	14,164,564

	$372,344,651	$—	$3	$372,344,654

Dow Jones U.S. Industrial Sector
Common Stocks	$349,000,528	$—	$—	$349,000,528
Short-Term Investments	12,894,113	—	—	12,894,113

	$361,894,641	$—	$—	$361,894,641

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iSHARES® TRUST

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
Dow Jones U.S. Financial Services
Common Stocks	$167,808,959	$—	$2	$167,808,961
Short-Term Investments	4,011,726	—	—	4,011,726

	$171,820,685	$—	$2	$171,820,687

Dow Jones U.S. Real Estate
Common Stocks	$3,184,009,999	$—	$—	$3,184,009,999
Short-Term Investments	370,110,545	—	—	370,110,545

	$3,554,120,544	$—	$—	$3,554,120,544

MSCI KLD 400 Social
Common Stocks	$146,257,234	$—	$—	$146,257,234
Short-Term Investments	3,508,473	—	—	3,508,473

	$149,765,707	$—	$—	$149,765,707

MSCI USA ESG Select Social
Common Stocks	$163,178,755	$—	$—	$163,178,755
Short-Term Investments	4,146,163	—	—	4,146,163

	$167,324,918	$—	$—	$167,324,918

Cohen & Steers Realty Majors
Common Stocks	$2,306,140,085	$—	$—	$2,306,140,085
Short-Term Investments	273,398,199	—	—	273,398,199

	$2,579,538,284	$—	$—	$2,579,538,284

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of April 30, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Dow Jones U.S. Basic Materials Sector	$213,728	$—	$—	$2,166,892	$2,533,237	$8,036,664	$10,812,780	$64,751	$23,828,052
Dow Jones U.S. Consumer Goods Sector	439,017	331,603	6,571,402	1,320,322	—	1,597,881	11,893,780	—	22,154,005
Dow Jones U.S. Consumer Services Sector	413,714	590,495	2,292,509	183,523	—	3,693,668	6,983,187	1,146,492	15,303,588
Dow Jones U.S. Financial Sector	421,721	—	—	38,903	2,428,708	50,933,047	52,510,524	—	106,332,903
Dow Jones U.S. Industrial Sector	—	3,141,753	—	230,285	—	276,129	9,045,831	—	12,693,998
Dow Jones U.S. Financial Services	458,579	—	—	—	1,046,051	40,231,342	41,743,037	6,373,191	89,852,200
Dow Jones U.S. Real Estate	—	—	—	—	—	1,062,557	56,684,798	—	57,747,355
MSCI KLD 400 Social	—	—	—	—	76,620	1,399,277	4,416,445	374,960	6,267,302
MSCI USA ESG Select Social	—	—	228,408	156,260	300,573	5,925,300	15,576,262	74,125	22,260,928
Cohen & Steers Realty Majors	—	—	—	—	—	195,808,359	96,413,332	—	292,221,691

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

86	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

As of October 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Basic Materials Sector	$837,450,031	$5,406,963	$(193,791,036)	$(188,384,073)
Dow Jones U.S. Consumer Goods Sector	434,164,409	30,982,398	(37,558,120)	(6,575,722)
Dow Jones U.S. Consumer Services Sector	259,952,233	11,323,518	(45,457,884)	(34,134,366)
Dow Jones U.S. Financial Sector	555,035,267	9,062,962	(191,753,575)	(182,690,613)
Dow Jones U.S. Industrial Sector	436,369,502	14,176,801	(88,651,662)	(74,474,861)
Dow Jones U.S. Financial Services	270,028,553	3,570,337	(101,778,203)	(98,207,866)
Dow Jones U.S. Real Estate	3,786,555,181	78,202,601	(310,637,238)	(232,434,637)
MSCI KLD 400 Social	139,808,034	17,930,339	(7,972,666)	9,957,673
MSCI USA ESG Select Social	151,361,691	22,672,305	(6,709,078)	15,963,227
Cohen & Steers Realty Majors	2,757,902,373	202,328,213	(380,692,302)	(178,364,089)

Management has reviewed the tax positions as of October 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
MSCI KLD 400 Social	0.50%
MSCI USA ESG Select Social	0.50
Cohen & Steers Realty Majors	0.35

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Basic Materials Sector	$25,620
Dow Jones U.S. Consumer Goods Sector	7,134
Dow Jones U.S. Consumer Services Sector	21,894
Dow Jones U.S. Financial Sector	29,620
Dow Jones U.S. Industrial Sector	13,366

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Financial Services	$3,835
Dow Jones U.S. Real Estate	750,242
MSCI KLD 400 Social	4,180
MSCI USA ESG Select Social	1,739
Cohen & Steers Realty Majors	159,116

Cross trades for the six months ended October 31, 2011, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

88	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones U.S. Financial Sector
BlackRock Inc.	22,195	4,651	(9,345)	17,501	$2,761,483	$54,614	$(37,228)
PNC Financial Services Group Inc. (The)	121,827	22,998	(51,438)	93,387	5,015,816	71,084	(434,112)

					$7,777,299	$125,698	$(471,340)

Dow Jones U.S. Financial Services
BlackRock Inc.	16,845	1,242	(3,904)	14,183	$2,237,936	$41,202	$20,565
PNC Financial Services Group Inc. (The)	92,539	4,849	(21,733)	75,655	4,063,430	54,915	(75,872)

					$6,301,366	$96,117	$(55,307)

MSCI KLD 400 Social
BlackRock Inc.	2,363	236	(7)	2,592	$408,992	$7,004	$(405)
PNC Financial Services Group Inc. (The)	14,053	790	(118)	14,725	790,880	10,241	(2,366)

					$1,199,872	$17,245	$(2,771)

MSCI USA ESG Select Social
PNC Financial Services Group Inc. (The)	4,566	246	(80)	4,732	$254,156	$3,362	$1,177

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$46,417,567	$46,388,709
Dow Jones U.S. Consumer Goods Sector	13,428,820	12,882,347
Dow Jones U.S. Consumer Services Sector	7,076,534	7,053,662
Dow Jones U.S. Financial Sector	14,627,804	14,597,313
Dow Jones U.S. Industrial Sector	12,138,471	12,291,589
Dow Jones U.S. Financial Services	5,231,936	5,368,165
Dow Jones U.S. Real Estate	199,007,211	198,082,265
MSCI KLD 400 Social	9,150,864	9,091,570
MSCI USA ESG Select Social	19,245,864	19,226,464
Cohen & Steers Realty Majors	301,715,846	301,240,855

In-kind transactions (see Note 4) for the six months ended October 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Basic Materials Sector	$553,076,223	$928,011,039
Dow Jones U.S. Consumer Goods Sector	145,647,270	56,819,443
Dow Jones U.S. Consumer Services Sector	81,877,303	60,930,435
Dow Jones U.S. Financial Sector	81,615,020	183,299,907
Dow Jones U.S. Industrial Sector	12,124,126	122,455,264
Dow Jones U.S. Financial Services	10,276,907	48,299,941
Dow Jones U.S. Real Estate	5,346,735,475	5,458,541,052
MSCI USA ESG Select Social	5,844,062	2,690,926
Cohen & Steers Realty Majors	454,983,157	577,986,393

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	91

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, extent and quality of services provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and performance of the funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this

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Contract (Unaudited) (Continued)

iSHARES® TRUST

information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of services provided to funds and profits realized by BFA and affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of scale — In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds, with the exception of iShares MSCI USA ESG Select Social Index Fund, iShares MSCI KLD 400 Social Index Fund and iShares Cohen & Steers Realty Majors Index Fund, already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase, and that the Board had approved additional breakpoints in a previous year. The Board noted that the Advisory Contract for iShares MSCI USA ESG Select Social Index Fund, iShares MSCI KLD 400 Social Index Fund and iShares Cohen & Steers Realty Majors Index Fund did not provide for any breakpoints in the Funds’ investment advisory rates, as the assets of these Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for iShares MSCI USA ESG Select Social Index Fund, iShares MSCI KLD 400 Social Index Fund and iShares Cohen & Steers Realty Majors Index Fund, may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and services provided for other comparable funds/accounts managed by BFA and its affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other benefits to BFA and/or its affiliates — The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

94	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S. Financial Sector	$0.34496	$—	$0.03497	$0.37993	91%	—%	9%	100%
Dow Jones U.S. Industrial Sector	0.46247	—	0.01416	0.47663	97	—	3	100
Dow Jones U.S. Real Estate	1.03745	—	0.04767	1.08512	96	—	4	100
MSCI KLD 400 Social	0.32984	—	0.00401	0.33385	99	—	1	100
MSCI USA ESG Select Social	0.37032	—	0.00541	0.37573	99	—	1	100
Cohen & Steers Realty Majors	1.01107	—	0.01421	1.02528	99	—	1	100

SUPPLEMENTAL INFORMATION	95

Notes:

96	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	97

Notes:

98	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by Dow Jones Trademark Holdings, LLC, MSCI Inc. or Cohen & Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Dow Jones Index Funds and the iShares Cohen & Steers Realty Index Fund also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website. The iShares MSCI Index Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-42-1011

October 31, 2011

2011 Semi-Annual Report

iShares Trust

iShares Dow Jones U.S. Index Fund  |  IYY  |  NYSE Arca

iShares Dow Jones U.S. Energy Sector Index Fund  |  IYE  |  NYSE Arca

iShares Dow Jones U.S. Healthcare Sector Index Fund  |  IYH  |  NYSE Arca

iShares Dow Jones U.S. Technology Sector Index Fund  |  IYW  |  NYSE Arca

iShares Dow Jones U.S. Telecommunications Sector Index Fund  |  IYZ  |  NYSE Arca

iShares Dow Jones U.S. Utilities Sector Index Fund  |  IDU  |  NYSE Arca

iShares Dow Jones Transportation Average Index Fund  |  IYT  |  NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.87%	7.83%	8.10%	0.67%	0.69%	0.85%	4.27%	4.26%	4.46%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.87%	7.83%	8.10%	3.42%	3.48%	4.34%	51.84%	51.77%	54.69%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. IndexSM (the “Index”). The Index measures the performance of the broad U.S. equity market, and is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (7.99)%, net of fees, while the total return for the Index was (7.90)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.05%
Financial	14.16
Technology	13.75
Energy	11.77
Industrial	11.01
Communications	10.90
Consumer Cyclical	9.68
Utilities	3.90
Basic Materials	3.55
Diversified	0.04
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Exxon Mobil Corp.	2.85%
Apple Inc.	2.81
International Business Machines Corp.	1.65
Chevron Corp.	1.58
Microsoft Corp.	1.49
General Electric Co.	1.34
Johnson & Johnson	1.32
Procter & Gamble Co. (The)	1.32
AT&T Inc.	1.30
Google Inc. Class A	1.13

TOTAL	16.79%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.44%	18.47%	18.97%	5.69%	5.75%	5.95%	11.33%	11.32%	11.77%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.44%	18.47%	18.97%	31.88%	32.28%	33.49%	192.46%	192.34%	204.32%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas IndexSM (the “Index”). The Index measures the performance of the oil and gas sector of the U.S. equity market, and includes companies in the following industry groups: oil and gas producers and oil equipment, services and distribution. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (12.94)%, net of fees, while the total return for the Index was (12.83)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Oil Companies — Integrated	48.19%
Oil Companies — Exploration & Production	24.57
Oil — Field Services	12.79
Oil Field Machinery & Equipment	4.22
Oil & Gas Drilling	3.70
Pipelines	2.65
Oil Refining & Marketing	1.99
Other*	1.75
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Exxon Mobil Corp.	24.70%
Chevron Corp.	13.53
Schlumberger Ltd.	6.37
ConocoPhillips	5.91
Occidental Petroleum Corp.	4.98
Anadarko Petroleum Corp.	2.59
Apache Corp.	2.53
Halliburton Co.	2.27
National Oilwell Varco Inc.	2.00
Devon Energy Corp.	1.70

TOTAL	66.58%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.18%	9.18%	9.65%	2.45%	2.44%	2.87%	2.45%	2.44%	2.94%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.18%	9.18%	9.65%	12.86%	12.82%	15.20%	27.32%	27.25%	33.63%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care IndexSM (the “Index”). The Index measures the performance of the healthcare sector of the U.S. equity market, and includes companies in the following industry groups: healthcare equipment and services, pharmaceuticals and biotechnology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (5.45)%, net of fees, while the total return for the Index was (5.22)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Pharmaceuticals	42.53%
Health Care — Products	30.41
Health Care — Services	11.93
Biotechnology	11.27
Electronics	1.85
Other*	1.87
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Johnson & Johnson	12.25%
Pfizer Inc.	10.46
Merck & Co. Inc.	7.38
Abbott Laboratories	5.83
Bristol-Myers Squibb Co.	3.78
Amgen Inc.	3.72
UnitedHealth Group Inc.	3.59
Medtronic Inc.	2.56
Eli Lilly and Co.	2.54
Gilead Sciences Inc.	2.24

TOTAL	54.35%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.77%	7.75%	8.17%	4.89%	4.91%	5.33%	4.08%	4.09%	4.60%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.77%	7.75%	8.17%	26.96%	27.09%	29.65%	49.16%	49.30%	56.73%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology IndexSM (the “Index”). The Index measures the performance of the technology sector of the U.S. equity market, and includes companies in the following industry groups: software and computer services and technology hardware and equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (2.99)%, net of fees, while the total return for the Index was (2.76)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Computers	37.69%
Software	21.23
Semiconductors	15.84
Telecommunications	12.95
Internet	10.62
Other*	1.65
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Apple Inc.	16.73%
International Business Machines Corp.	9.85
Microsoft Corp.	8.89
Google Inc. Class A	6.72
Intel Corp.	5.75
Oracle Corp.	4.89
Cisco Systems Inc.	4.61
QUALCOMM Inc.	3.91
Hewlett-Packard Co.	2.47
EMC Corp.	2.29

TOTAL	66.11%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.29)%	(1.34)%	(0.82)%	(2.95)%	(2.95)%	(2.96)%	(0.76)%	(0.77)%	(0.64)%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.29)%	(1.34)%	(0.82)%	(13.93)%	(13.91)%	(13.97)%	(7.37)%	(7.48)%	(6.25)%

Index performance reflects the Dow Jones U.S. Telecommunications Index through May 8, 2007 and the Dow Jones U.S. Select Telecommunications Index thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Telecommunications IndexSM (the “Index”). The Index measures the performance of the telecommunications sector of the U.S. equity market, and includes companies in the following industry groups: fixed-line telecommunications and mobile telecommunications. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (12.68)%, net of fees, while the total return for the Index was (12.47)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Telephone — Integrated	57.75%
Wireless Equipment	15.48
Telecommunications Services	15.30
Cellular Telecommunications	6.42
Diversified Operations	3.34
Internet Connectivity Services	1.68
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

AT&T Inc.	18.68%
Verizon Communications Inc.	14.24
American Tower Corp. Class A	7.50
CenturyLink Inc.	7.50
Crown Castle International Corp.	4.91
Virgin Media Inc.	4.20
Sprint Nextel Corp.	3.75
Windstream Corp.	3.71
Frontier Communications Corp.	3.64
Leucadia National Corp.	3.34

TOTAL	71.47%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.39%	14.39%	14.92%	2.95%	2.97%	3.34%	6.29%	6.29%	6.80%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Ten Years Ended 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.39%	14.39%	14.92%	15.65%	15.75%	17.85%	84.02%	84.03%	93.15%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities IndexSM (the “Index”). The Index measures the performance of the utilities sector of the U.S. equity market, and includes companies in the following industry groups: electricity, gas, water and multi-utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was 5.34%, net of fees, while the total return for the Index was 5.63%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets
Electric — Integrated	76.79%
Gas — Distribution	10.77
Pipelines	5.47
Independent Power Producer	2.50
Water	1.72
Electric — Generation	1.64
Other*	1.03
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Southern Co.	6.92%
Dominion Resources Inc.	5.49
Exelon Corp.	5.47
Duke Energy Corp.	5.03
NextEra Energy Inc.	4.43
American Electric Power Co. Inc.	3.54
FirstEnergy Corp.	3.51
Spectra Energy Corp.	3.46
PG&E Corp.	3.22
Public Service Enterprise Group Inc.	3.20

TOTAL	44.27%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.52%	3.52%	4.65%	2.03%	2.04%	2.37%	8.33%	8.33%	8.72%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.52%	3.52%	4.65%	10.57%	10.62%	12.44%	90.79%	90.76%	96.29%

Total returns for the period since inception are calculated from the inception date of the Fund (10/6/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average IndexSM (the “Index”). The Index measures the performance of the transportation sector of the U.S. equity market, and includes companies in the following primary groups: airlines, trucking, railroads, air freight, transportation services and industrial services. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (11.37)%, net of fees, while the total return for the Index was (10.51)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Transportation — Services	36.82%
Transportation — Rail	30.40
Transportation — Truck	14.61
Transportation — Marine	6.68
Airlines	6.66
Transportation — Equipment & Leasing	4.77
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Union Pacific Corp.	12.17%
FedEx Corp.	9.97
Norfolk Southern Corp.	9.02
United Parcel Service Inc. Class B	8.57
C.H. Robinson Worldwide Inc.	8.48
Landstar System Inc.	4.92
Expeditors International of Washington Inc.	4.91
Alexander & Baldwin Inc.	4.90
Ryder System Inc.	4.89
Kansas City Southern Industries Inc.	4.88

TOTAL	72.71%

FUND PERFORMANCE OVERVIEWS	11

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/11)	Ending Account Value (10/31/11)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/11 to 10/31/11)
Dow Jones U.S.
Actual	$1,000.00	$ 920.10	0.20%	$0.97
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02
Dow Jones U.S. Energy Sector
Actual	1,000.00	870.60	0.47	2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Healthcare Sector
Actual	1,000.00	945.50	0.47	2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Technology Sector
Actual	1,000.00	970.10	0.47	2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/11)	Ending Account Value (10/31/11)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/11 to 10/31/11)
Dow Jones U.S. Telecommunications Sector
Actual	$1,000.00	$ 873.20	0.47%	$2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Utilities Sector
Actual	1,000.00	1,053.40	0.47	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones Transportation Average
Actual	1,000.00	886.30	0.47	2.23
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.81%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)	19,243	$182,424
Lamar Advertising Co. Class Aa	2,349	52,829
Omnicom Group Inc.	11,326	503,780

		739,033
AEROSPACE & DEFENSE — 1.72%
AAR Corp.	1,586	31,609
Alliant Techsystems Inc.	1,335	77,537
BE Aerospace Inc.[a]	3,857	145,525
Boeing Co. (The)	26,565	1,747,711
Curtiss-Wright Corp.	1,877	61,528
Esterline Technologies Corp.[a,b]	1,227	68,589
General Dynamics Corp.	12,122	778,111
Goodrich Corp.	5,002	613,395
Kaman Corp.	1,058	35,178
L-3 Communications Holdings Inc.	4,248	287,929
Lockheed Martin Corp.	10,708	812,737
Moog Inc. Class Aa,b	1,687	65,338
Northrop Grumman Corp.	10,387	599,849
Orbital Sciences Corp.[a]	2,378	36,764
Raytheon Co.	14,180	626,614
Rockwell Collins Inc.	6,207	346,537
Spirit AeroSystems Holdings Inc. Class Aa,b	4,698	80,195
Teledyne Technologies Inc.[a,b]	1,470	80,071
TransDigm Group Inc.[a]	1,817	170,653
Triumph Group Inc.	1,561	90,694
United Technologies Corp.	31,720	2,473,526

		9,230,090
AGRICULTURE — 2.06%
Altria Group Inc.	83,552	2,301,858
Archer-Daniels-Midland Co.	24,729	715,657
Bunge Ltd.	5,892	363,949
Lorillard Inc.	5,551	614,274
Monsanto Co.	21,467	1,561,724
Philip Morris International Inc.	70,461	4,923,110
Reynolds American Inc.	13,559	524,462
Universal Corp.	943	40,379

		11,045,413
AIRLINES — 0.20%
Alaska Air Group Inc.[a]	1,447	96,269

Security	Shares	Value

AMR Corp.[a]	13,352	$35,116
Delta Air Lines Inc.[a]	33,838	288,300
JetBlue Airways Corp.[a]	9,957	44,607
SkyWest Inc.	2,060	27,625
Southwest Airlines Co.	32,184	275,173
United Continental Holdings Inc.[a]	13,228	255,565
US Airways Group Inc.[a,b]	6,533	37,695

		1,060,350
APPAREL — 0.73%
Carter’s Inc.[a,b]	2,030	77,323
Coach Inc.	11,588	754,031
Crocs Inc.[a]	3,603	63,665
Deckers Outdoor Corp.[a,b]	1,547	178,276
Guess? Inc.	2,573	84,883
Hanesbrands Inc.[a]	3,879	102,289
Iconix Brand Group Inc.[a]	2,924	52,486
Jones Group Inc. (The)	3,453	38,570
Nike Inc. Class B	15,138	1,458,546
Ralph Lauren Corp.	2,467	391,735
SKECHERS U.S.A. Inc. Class Aa	1,556	22,189
Steven Madden Ltd.[a,b]	1,573	58,044
VF Corp.	3,470	479,623
Warnaco Group Inc. (The)[a]	1,729	84,894
Wolverine World Wide Inc.	1,984	75,253

		3,921,807
AUTO MANUFACTURERS — 0.60%
Ford Motor Co.[a]	149,617	1,747,527
General Motors Co.[a]	23,165	598,815
Navistar International Corp.[a]	2,929	123,223
Oshkosh Corp.[a]	3,648	76,097
PACCAR Inc.	14,545	628,926
Tesla Motors Inc.[a,b]	2,195	64,467

		3,239,055
AUTO PARTS & EQUIPMENT — 0.42%
BorgWarner Inc.[a]	4,384	335,332
Cooper Tire & Rubber Co.	2,535	36,327
Dana Holding Corp.[a]	5,888	83,256
Goodyear Tire & Rubber Co. (The)[a]	9,827	141,116
Johnson Controls Inc.	27,247	897,244
Lear Corp.	4,153	194,817
Meritor Inc.[a]	3,804	36,214
Tenneco Inc.[a,b]	2,437	79,739

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

TRW Automotive Holdings Corp.[a]	4,156	$174,968
Visteon Corp.[a]	2,076	115,467
WABCO Holdings Inc.[a]	2,712	136,169

		2,230,649
BANKS — 5.93%
Associated Banc-Corp	6,979	77,816
BancorpSouth Inc.	3,118	30,463
Bank of America Corp.	404,602	2,763,432
Bank of Hawaii Corp.	1,893	79,941
Bank of New York Mellon Corp. (The)	49,866	1,061,148
BB&T Corp.	27,726	647,125
BOK Financial Corp.	1,065	55,614
Capital One Financial Corp.	18,292	835,213
CapitalSource Inc.	12,917	82,152
Cathay General Bancorp	3,144	43,985
Citigroup Inc.	116,257	3,672,559
City National Corp.	1,953	82,846
Comerica Inc.	8,017	204,834
Commerce Bancshares Inc.	3,116	120,901
Cullen/Frost Bankers Inc.	2,313	113,430
East West Bancorp Inc.	5,936	115,574
F.N.B. Corp.	5,118	51,641
Fifth Third Bancorp	36,696	440,719
First Financial Bankshares Inc.[b]	1,264	40,145
First Horizon National Corp.	10,479	73,248
First Midwest Bancorp Inc.	2,957	26,643
First Republic Bank San Francisco[a]	3,146	87,144
FirstMerit Corp.	4,417	61,882
Fulton Financial Corp.	8,046	75,954
Glacier Bancorp Inc.	2,870	32,574
Goldman Sachs Group Inc. (The)	17,118	1,875,277
Hancock Holding Co.	2,246	68,054
Huntington Bancshares Inc.	34,574	179,093
IBERIABANK Corp.	1,218	62,995
International Bancshares Corp.	2,304	41,748
JPMorgan Chase & Co.	156,407	5,436,707
KeyCorp	38,063	268,725
M&T Bank Corp.	5,027	382,605
MB Financial Inc.	2,195	36,371
Morgan Stanley	70,653	1,246,319
National Penn Bancshares Inc.	5,147	40,147
Northern Trust Corp.	8,697	351,968

Security	Shares	Value

Old National Bancorp	3,754	$43,434
PacWest Bancorp	1,252	22,085
Park National Corp.	534	31,885
PNC Financial Services Group Inc. (The)[c]	21,137	1,135,268
Popular Inc.[a]	41,025	76,306
PrivateBancorp Inc.	2,622	28,580
Prosperity Bancshares Inc.	1,873	72,092
Regions Financial Corp.	50,197	197,274
Signature Bank[a]	1,665	92,824
State Street Corp.	20,120	812,647
SunTrust Banks Inc.	21,443	423,070
Susquehanna Bancshares Inc.	6,363	46,195
SVB Financial Group[a]	1,741	79,982
Synovus Financial Corp.	29,675	44,512
TCF Financial Corp.	6,074	64,627
Trustmark Corp.	2,282	50,523
U.S. Bancorp	76,735	1,963,649
UMB Financial Corp.	1,397	51,507
Umpqua Holdings Corp.	4,646	53,197
United Bankshares Inc.[b]	1,859	44,133
Valley National Bancorp	6,836	82,032
Webster Financial Corp.	2,970	58,331
Wells Fargo & Co.	199,894	5,179,254
Westamerica Bancorp	1,146	51,364
Wintrust Financial Corp.	1,433	41,385
Zions Bancorp	7,315	126,988

		31,740,136
BEVERAGES — 2.27%
Beam Inc.	6,151	304,044
Brown-Forman Corp. Class A	741	53,982
Brown-Forman Corp. Class B NVS	3,542	264,694
Coca-Cola Co. (The)	85,398	5,834,391
Coca-Cola Enterprises Inc.	12,768	342,438
Constellation Brands Inc. Class Aa	7,480	151,245
Dr Pepper Snapple Group Inc.	8,685	325,253
Green Mountain Coffee Roasters Inc.[a]	4,843	314,892
Hansen Natural Corp.[a]	2,830	252,125
Molson Coors Brewing Co. Class B NVS	6,378	270,044
PepsiCo Inc.	63,821	4,017,532

		12,130,640
BIOTECHNOLOGY — 1.21%
Acorda Therapeutics Inc.[a,b]	1,563	34,136

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

Alexion Pharmaceuticals Inc.[a]	7,433	$501,802
Amgen Inc.	37,440	2,144,189
Bio-Rad Laboratories Inc. Class Aa	782	77,848
Biogen Idec Inc.[a]	9,695	1,128,110
Celgene Corp.[a]	18,430	1,194,817
Charles River Laboratories International Inc.[a]	2,073	66,916
Human Genome Sciences Inc.[a,b]	7,676	78,756
Illumina Inc.[a,b]	4,976	152,365
Incyte Corp.[a,b]	3,958	54,502
InterMune Inc.[a,b]	2,448	62,424
Life Technologies Corp.[a]	7,208	293,149
Myriad Genetics Inc.[a,b]	3,439	73,182
Nektar Therapeutics[a,b]	4,577	24,807
PDL BioPharma Inc.	5,608	34,041
Regeneron Pharmaceuticals Inc.[a,b]	2,868	158,600
Seattle Genetics Inc.[a,b]	4,065	89,430
Vertex Pharmaceuticals Inc.[a,b]	8,330	329,785

		6,498,859
BUILDING MATERIALS — 0.13%
Eagle Materials Inc.	1,823	37,518
Fortune Brands Home & Security Inc.[a]	6,223	90,420
Lennox International Inc.	2,020	65,024
Martin Marietta Materials Inc.	1,824	131,638
Masco Corp.	14,372	137,971
Owens Corning[a]	4,681	132,847
Quanex Building Products Corp.	1,532	22,597
Simpson Manufacturing Co. Inc.	1,611	49,393
Texas Industries Inc.[b]	961	28,830
USG Corp.[a,b]	2,619	24,252

		720,490
CHEMICALS — 2.04%
A. Schulman Inc.	1,255	26,493
Air Products and Chemicals Inc.	7,961	685,761
Airgas Inc.	2,608	179,822
Albemarle Corp.	3,654	194,722
Ashland Inc.	2,854	151,148
Cabot Corp.	2,412	72,794
Celanese Corp. Series A	6,271	273,102
CF Industries Holdings Inc.	2,844	461,496
Chemtura Corp.[a]	3,887	47,188
Cytec Industries Inc.	1,996	89,161
Dow Chemical Co. (The)	47,123	1,313,789

Security	Shares	Value

E.I. du Pont de Nemours and Co.	37,433	$1,799,404
Eastman Chemical Co.	5,286	207,687
Ecolab Inc.	9,399	506,042
FMC Corp.	2,866	226,099
H.B. Fuller Co.	2,002	43,023
Huntsman Corp.	7,890	92,629
International Flavors & Fragrances Inc.	3,212	194,519
Intrepid Potash Inc.[a]	2,111	58,749
LyondellBasell Industries NV Class A	13,586	446,436
Minerals Technologies Inc.	716	39,265
Mosaic Co. (The)	11,060	647,674
NewMarket Corp.	392	76,103
Olin Corp.	2,867	54,072
OM Group Inc.[a]	1,301	37,612
PPG Industries Inc.	6,371	550,518
Praxair Inc.	12,194	1,239,764
Rockwood Holdings Inc.[a]	2,780	127,991
RPM International Inc.	5,275	118,529
Sensient Technologies Corp.	2,016	74,511
Sherwin-Williams Co. (The)	3,581	296,184
Sigma-Aldrich Corp.	4,188	274,230
Solutia Inc.[a,b]	4,868	79,105
Valspar Corp. (The)	3,495	121,871
W.R. Grace & Co.[a]	2,480	103,639

		10,911,132
COAL — 0.27%
Alpha Natural Resources Inc.[a]	8,984	215,975
Arch Coal Inc.	8,512	155,089
CONSOL Energy Inc.	9,035	386,336
Patriot Coal Corp.[a]	3,682	46,246
Peabody Energy Corp.	10,910	473,167
Walter Energy Inc.	2,494	188,671

		1,465,484
COMMERCIAL SERVICES — 1.86%
Aaron’s Inc.	2,848	76,212
ABM Industries Inc.	1,783	36,052
Alliance Data Systems Corp.[a,b]	2,037	208,670
Apollo Group Inc. Class Aa	4,923	233,104
Arbitron Inc.	1,088	43,226
Avis Budget Group Inc.[a]	4,202	59,248
Career Education Corp.[a,b]	2,463	39,728
Chemed Corp.	857	50,872

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

Coinstar Inc.[a,b]	1,243	$59,341
Convergys Corp.[a,b]	4,215	45,101
CoreLogic Inc.[a]	4,276	52,039
Corporate Executive Board Co. (The)	1,380	50,494
Corrections Corp. of America[a]	4,310	95,811
Deluxe Corp.	2,062	48,704
DeVry Inc.	2,403	90,545
Equifax Inc.	4,940	173,641
Euronet Worldwide Inc.[a,b]	1,960	37,965
FTI Consulting Inc.[a,b]	1,655	65,224
Gartner Inc.[a,b]	3,558	137,054
Genpact Ltd.[a,b]	4,196	67,765
GEO Group Inc. (The)[a]	2,591	47,234
H&R Block Inc.	12,263	187,501
HealthSpring Inc.[a]	2,732	147,364
Hertz Global Holdings Inc.[a]	9,438	109,481
Hillenbrand Inc.	2,526	53,324
HMS Holdings Corp.[a,b]	3,412	83,389
Iron Mountain Inc.	7,421	229,532
ITT Educational Services Inc.[a,b]	1,087	67,351
Lender Processing Services Inc.	3,391	59,512
Live Nation Entertainment Inc.[a]	6,370	59,814
Manpower Inc.	3,278	141,413
MasterCard Inc. Class A	4,249	1,475,423
McKesson Corp.	9,874	805,225
Monster Worldwide Inc.[a]	5,184	47,848
Moody’s Corp.	7,901	280,407
Morningstar Inc.	1,021	60,208
PAREXEL International Corp.[a,b]	2,371	52,233
Pharmaceutical Product Development Inc.	4,227	139,449
PHH Corp.[a,b]	2,273	41,937
Quanta Services Inc.[a]	8,288	173,136
R.R. Donnelley & Sons Co.	7,553	123,114
Rent-A-Center Inc.	2,477	84,590
Resources Connection Inc.	1,832	20,317
Robert Half International Inc.	5,823	153,902
Rollins Inc.	3,018	65,732
SAIC Inc.[a,b]	14,125	175,574
Service Corp. International	9,574	95,740
Sotheby’s	2,684	94,531
Strayer Education Inc.[b]	482	41,071
SuccessFactors Inc.[a,b]	3,359	89,685

Security	Shares	Value

TeleTech Holdings Inc.[a,b]	1,145	$20,015
Towers Watson & Co. Class A	2,188	143,752
TrueBlue Inc.[a,b]	1,701	22,487
United Rentals Inc.[a]	2,529	59,204
Valassis Communications Inc.[a]	1,893	36,970
Verisk Analytics Inc. Class Aa	5,043	177,261
Visa Inc. Class A	20,999	1,958,367
VistaPrint NVa,b	1,610	56,221
Weight Watchers International Inc.	1,212	90,439
Western Union Co.	25,126	438,951
Wright Express Corp.[a,b]	1,562	73,227

		9,953,727
COMPUTERS — 6.67%
Accenture PLC Class A	25,722	1,550,008
Apple Inc.[a]	37,187	15,052,554
Brocade Communications Systems Inc.[a]	18,340	80,329
CACI International Inc. Class Aa,b	1,220	66,966
Cadence Design Systems Inc.[a]	10,838	119,977
Cognizant Technology Solutions Corp. Class Aa	12,163	884,858
Computer Sciences Corp.	6,150	193,479
Dell Inc.[a]	66,819	1,056,408
Diebold Inc.	2,582	83,347
DST Systems Inc.	1,469	73,729
Electronics For Imaging Inc.[a,b]	1,893	28,395
EMC Corp.[a]	82,788	2,029,134
FactSet Research Systems Inc.	1,686	167,622
Fortinet Inc.[a,b]	4,835	111,495
Hewlett-Packard Co.	83,228	2,214,697
IHS Inc. Class Aa	1,878	157,733
Insight Enterprises Inc.[a,b]	1,818	30,724
International Business Machines Corp.	47,905	8,844,700
Jack Henry & Associates Inc.	3,447	111,717
Lexmark International Inc. Class Aa,b	3,190	101,123
Mentor Graphics Corp.[a]	3,793	43,089
MICROS Systems Inc.[a]	3,219	158,439
NCR Corp.[a]	6,326	120,447
NetApp Inc.[a]	14,935	611,738
Riverbed Technology Inc.[a]	6,206	171,162
SanDisk Corp.[a]	9,606	486,736
Seagate Technology PLC	16,783	271,045
Synaptics Inc.[a,b]	1,368	46,225

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

Synopsys Inc.[a,b]	5,859	$157,080
Teradata Corp.[a]	6,741	402,168
Unisys Corp.[a,b]	1,556	40,440
Western Digital Corp.[a]	9,300	247,752

		35,715,316
COSMETICS & PERSONAL CARE — 1.79%
Avon Products Inc.	17,242	315,184
Colgate-Palmolive Co.	19,526	1,764,564
Estee Lauder Companies Inc. (The) Class A	4,774	470,000
Procter & Gamble Co. (The)	110,220	7,052,978

		9,602,726
DISTRIBUTION & WHOLESALE — 0.37%
Brightpoint Inc.[a,b]	2,748	27,892
Fastenal Co.[b]	11,804	449,614
Genuine Parts Co.	6,311	362,441
Ingram Micro Inc. Class Aa	6,284	112,358
LKQ Corp.[a,b]	5,836	170,295
Owens & Minor Inc.	2,561	76,625
Pool Corp.	1,955	57,125
Tech Data Corp.[a]	1,868	91,868
United Stationers Inc.	1,784	56,749
W.W. Grainger Inc.	2,361	404,463
Watsco Inc.	1,014	62,523
WESCO International Inc.[a,b]	1,713	83,012

		1,954,965
DIVERSIFIED FINANCIAL SERVICES — 1.74%
Affiliated Managers Group Inc.[a]	2,082	192,814
American Express Co.	42,726	2,162,790
Ameriprise Financial Inc.	9,449	441,079
BlackRock Inc.[c]	3,954	623,902
CBOE Holdings Inc.	3,631	94,878
Charles Schwab Corp. (The)	41,300	507,164
CIT Group Inc.[a]	8,006	279,009
CME Group Inc.	2,569	707,914
Discover Financial Services	21,811	513,867
E*TRADE Financial Corp.[a]	10,469	113,589
Eaton Vance Corp.	4,724	124,194
Federated Investors Inc. Class Bb	4,199	82,048
Franklin Resources Inc.	5,980	637,647
Greenhill & Co. Inc.	1,159	43,787
IntercontinentalExchange Inc.[a]	2,948	382,886
Invesco Ltd.	18,049	362,243

Security	Shares	Value

Investment Technology Group Inc.[a]	1,615	$18,427
Janus Capital Group Inc.	7,534	49,423
Jefferies Group Inc.	5,861	77,717
KBW Inc.	1,275	18,054
Knight Capital Group Inc. Class Aa	4,007	50,047
Legg Mason Inc.	5,508	151,470
MF Global Holdings Ltd.[a,b,d]	6,513	1
NASDAQ OMX Group Inc. (The)[a]	5,562	139,328
NYSE Euronext Inc.	10,487	278,640
Piper Jaffray Companies Inc.[a]	764	15,861
Raymond James Financial Inc.	4,067	123,515
SLM Corp.	20,587	281,424
Stifel Financial Corp.[a]	2,142	68,266
T. Rowe Price Group Inc.	10,284	543,407
TD Ameritrade Holding Corp.	9,148	153,503
Waddell & Reed Financial Inc. Class A	3,450	95,669

		9,334,563
ELECTRIC — 3.34%
AES Corp. (The)[a]	31,319	351,399
ALLETE Inc.	1,306	51,600
Alliant Energy Corp.	4,416	180,084
Ameren Corp.	9,601	306,080
American Electric Power Co. Inc.	19,330	759,282
Avista Corp.	2,335	59,426
Black Hills Corp.[b]	1,566	52,790
Calpine Corp.[a]	14,525	220,344
Cleco Corp.	2,436	89,815
CMS Energy Corp.	10,102	210,324
Consolidated Edison Inc.	11,647	674,012
Constellation Energy Group Inc.	7,211	286,277
Dominion Resources Inc.	22,868	1,179,760
DPL Inc.	4,689	142,311
DTE Energy Co.	6,741	351,274
Duke Energy Corp.	52,991	1,082,076
Dynegy Inc.[a]	4,079	14,970
Edison International	12,060	489,636
El Paso Electric Co.	1,676	53,682
Entergy Corp.	7,122	492,629
Exelon Corp.	26,514	1,176,956
FirstEnergy Corp.	16,747	752,945
GenOn Energy Inc.[a]	31,056	94,721
Great Plains Energy Inc.	5,421	112,432

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

Hawaiian Electric Industries Inc.	3,858	$97,723
IDACORP Inc.	2,005	80,962
Integrys Energy Group Inc.	3,122	165,185
ITC Holdings Corp.	2,051	149,067
MDU Resources Group Inc.	6,952	143,281
NextEra Energy Inc.	16,869	951,412
Northeast Utilities	7,011	242,370
NorthWestern Corp.	1,444	49,746
NRG Energy Inc.[a]	9,650	206,703
NSTAR	4,147	186,988
NV Energy Inc.	9,352	150,006
OGE Energy Corp.	3,888	201,165
Pepco Holdings Inc.	9,021	178,616
PG&E Corp.	16,125	691,763
Pinnacle West Capital Corp.	4,337	197,680
PNM Resources Inc.	3,157	56,763
Portland General Electric Co.	3,016	74,013
PPL Corp.	23,162	680,268
Progress Energy Inc.	11,731	611,185
Public Service Enterprise Group Inc.	20,382	686,873
SCANA Corp.	4,633	195,883
Southern Co.	34,437	1,487,678
TECO Energy Inc.	8,075	149,953
UIL Holdings Corp.	2,009	68,467
UniSource Energy Corp.	1,473	54,913
Westar Energy Inc.	4,625	126,078
Wisconsin Energy Corp.	9,359	303,512
Xcel Energy Inc.	19,422	502,059

		17,875,137
ELECTRICAL COMPONENTS & EQUIPMENT — 0.47%
AMETEK Inc.	6,436	254,351
Belden Inc.	1,911	61,687
Emerson Electric Co.	29,904	1,438,980
Energizer Holdings Inc.[a]	2,779	205,062
EnerSys Inc.[a]	2,023	45,578
General Cable Corp.[a]	2,089	58,576
GrafTech International Ltd.[a]	5,273	82,839
Hubbell Inc. Class B	2,107	125,977
Littelfuse Inc.	926	45,337
Molex Inc.	2,594	64,046
Molex Inc. Class A NVS	3,210	65,484

Security	Shares	Value

Universal Display Corp.[a,b]	1,614	$75,584

		2,523,501
ELECTRONICS — 0.92%
Agilent Technologies Inc.[a,b]	13,908	515,570
Amphenol Corp. Class A	6,802	323,027
Arrow Electronics Inc.[a]	4,647	167,524
Avnet Inc.[a]	6,110	185,194
AVX Corp.	2,084	27,946
Benchmark Electronics Inc.[a,b]	2,371	32,578
Brady Corp. Class A	1,989	61,102
Checkpoint Systems Inc.[a,b]	1,605	21,266
Cymer Inc.[a,b]	1,144	49,707
Dolby Laboratories Inc. Class Aa	2,138	62,515
Flextronics International Ltd.[a]	29,241	191,967
FLIR Systems Inc.	6,389	168,031
Garmin Ltd.	4,592	157,919
Gentex Corp.	5,703	171,774
Itron Inc.[a]	1,639	60,299
Jabil Circuit Inc.	8,025	164,994
Mettler-Toledo International Inc.[a]	1,280	196,608
National Instruments Corp.	3,716	99,254
PerkinElmer Inc.	4,551	94,069
Plexus Corp.[a,b]	1,424	36,597
TE Connectivity Ltd.	17,383	617,966
Thermo Fisher Scientific Inc.[a]	15,362	772,248
Thomas & Betts Corp.[a]	2,118	105,243
Trimble Navigation Ltd.[a,b]	4,898	197,928
Vishay Intertechnology Inc.[a]	5,776	62,092
Waters Corp.[a,b]	3,655	292,839
Woodward Inc.	2,346	79,483

		4,915,740
ENERGY — ALTERNATE SOURCES — 0.03%
Covanta Holding Corp.	4,835	70,881
First Solar Inc.[a,b]	2,242	111,584

		182,465
ENGINEERING & CONSTRUCTION — 0.25%
AECOM Technology Corp.[a,b]	4,153	86,881
Aegion Corp.[a,b]	1,583	23,413
EMCOR Group Inc.	2,651	66,461
Fluor Corp.	6,957	395,505
Foster Wheeler AGa	4,844	103,274

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

Granite Construction Inc.	1,389	$31,253
Jacobs Engineering Group Inc.[a]	5,104	198,035
KBR Inc.	6,065	169,274
McDermott International Inc.[a]	9,331	102,454
Shaw Group Inc. (The)[a]	2,904	67,547
URS Corp.[a]	3,203	114,347

		1,358,444
ENTERTAINMENT — 0.16%
Bally Technologies Inc.[a,b]	2,112	76,602
Cinemark Holdings Inc.	3,539	73,151
DreamWorks Animation SKG Inc. Class Aa,b	2,750	51,013
International Game Technology	11,998	211,045
International Speedway Corp. Class A	1,118	26,675
Madison Square Garden Inc. Class Aa,b	2,478	65,494
Penn National Gaming Inc.[a]	2,729	98,244
Pinnacle Entertainment Inc.[a]	2,465	27,904
Regal Entertainment Group Class A	3,157	45,587
Scientific Games Corp. Class Aa,b	2,457	21,351
Six Flags Entertainment Corp.	2,195	78,800
Vail Resorts Inc.	1,457	64,924

		840,790
ENVIRONMENTAL CONTROL — 0.35%
Calgon Carbon Corp.[a,b]	2,230	35,568
Clean Harbors Inc.[a]	1,871	109,023
Darling International Inc.[a]	4,684	65,670
Mine Safety Appliances Co.	1,287	43,179
Nalco Holding Co.	5,527	208,423
Republic Services Inc.	12,360	351,766
Stericycle Inc.[a,b]	3,448	288,184
Tetra Tech Inc.[a]	2,491	54,379
Waste Connections Inc.	4,546	154,791
Waste Management Inc.	16,470	542,357

		1,853,340
FOOD — 1.86%
Campbell Soup Co.	7,943	264,105
Chiquita Brands International Inc.[a]	1,824	16,197
ConAgra Foods Inc.	16,713	423,340
Corn Products International Inc.	3,063	148,556
Dean Foods Co.[a]	7,395	71,879
Diamond Foods Inc.[b]	881	57,926
Flowers Foods Inc.	5,519	111,429
Fresh Del Monte Produce Inc.	1,573	40,049

Security	Shares	Value

General Mills Inc.	24,328	$937,358
H.J. Heinz Co.	12,899	689,323
Hain Celestial Group Inc.[a,b]	1,475	49,501
Hershey Co. (The)	6,200	354,826
Hormel Foods Corp.	5,777	170,248
J.M. Smucker Co. (The)	4,579	352,675
Kellogg Co.	9,872	535,161
Kraft Foods Inc. Class A	65,695	2,311,150
Kroger Co. (The)	22,589	523,613
McCormick & Co. Inc. NVS	4,792	232,700
Ralcorp Holdings Inc.[a]	2,191	177,120
Ruddick Corp.	1,728	75,531
Safeway Inc.	14,011	271,393
Sara Lee Corp.	22,155	394,359
Smithfield Foods Inc.[a]	6,193	141,572
SUPERVALU Inc.	8,556	68,619
Sysco Corp.	23,624	654,857
Tootsie Roll Industries Inc.[b]	1,125	27,866
TreeHouse Foods Inc.[a]	1,436	88,084
Tyson Foods Inc. Class A	12,314	237,660
United Natural Foods Inc.[a,b]	1,953	71,304
Whole Foods Market Inc.	6,260	451,471

		9,949,872
FOREST PRODUCTS & PAPER — 0.38%
AbitibiBowater Inc.[a,b]	2,953	50,201
Domtar Corp.	1,586	129,909
International Paper Co.	16,173	447,992
Louisiana-Pacific Corp.[a]	5,330	35,445
MeadWestvaco Corp.	6,831	190,653
Plum Creek Timber Co. Inc.[b]	6,517	245,430
Potlatch Corp.	1,600	51,968
Rayonier Inc.[b]	4,865	203,016
Rock-Tenn Co. Class A	2,845	168,396
Temple-Inland Inc.	4,314	137,228
Weyerhaeuser Co.	21,370	384,233

		2,044,471
GAS — 0.50%
AGL Resources Inc.	3,137	131,566
Atmos Energy Corp.	3,616	124,101
CenterPoint Energy Inc.	15,801	329,293
Energen Corp.	2,890	141,783
Laclede Group Inc. (The)	831	33,340

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

National Fuel Gas Co.	3,117	$191,041
New Jersey Resources Corp.	1,669	78,476
Nicor Inc.	1,831	102,994
NiSource Inc.	11,233	248,137
Northwest Natural Gas Co.	1,076	50,271
Piedmont Natural Gas Co.	2,861	93,526
Sempra Energy	8,992	483,140
South Jersey Industries Inc.	1,188	66,896
Southern Union Co.	4,652	195,524
Southwest Gas Corp.	1,824	72,012
UGI Corp.	4,464	127,983
Vectren Corp.	3,253	92,320
WGL Holdings Inc.	2,066	88,445

		2,650,848
HAND & MACHINE TOOLS — 0.17%
Kennametal Inc.	3,299	128,298
Lincoln Electric Holdings Inc.	3,380	123,032
Regal Beloit Corp.	1,545	82,086
Snap-on Inc.	2,337	125,427
Stanley Black & Decker Inc.	6,701	427,859

		886,702
HEALTH CARE — PRODUCTS — 3.27%
Alere Inc.[a]	3,462	90,220
Baxter International Inc.	23,046	1,267,069
Becton, Dickinson and Co.	8,245	645,006
Boston Scientific Corp.[a]	61,165	360,262
C.R. Bard Inc.	3,462	297,559
CareFusion Corp.[a]	8,950	229,120
Cepheid Inc.[a]	2,520	90,417
Cooper Companies Inc. (The)	1,876	130,007
Covidien PLC	19,788	930,827
DENTSPLY International Inc.	5,653	208,935
Edwards Lifesciences Corp.[a]	4,596	346,630
Gen-Probe Inc.[a]	1,937	116,414
Haemonetics Corp.[a,b]	1,038	63,266
Henry Schein Inc.[a,b]	3,699	256,415
Hill-Rom Holdings Inc.	2,497	84,074
Hologic Inc.[a]	10,485	169,018
IDEXX Laboratories Inc.[a,b]	2,273	163,633
Intuitive Surgical Inc.[a,b]	1,579	685,065
Invacare Corp.	1,233	27,681
Johnson & Johnson	109,717	7,064,678

Security	Shares	Value

Kinetic Concepts Inc.[a]	2,548	$174,258
Masimo Corp.	2,200	45,496
Medtronic Inc.	42,604	1,480,063
NuVasive Inc.[a]	1,590	23,564
Patterson Companies Inc.	3,977	125,156
PSS World Medical Inc.[a]	2,141	47,637
ResMed Inc.[a]	6,117	173,111
Sirona Dental Systems Inc.[a,b]	2,230	106,817
St. Jude Medical Inc.	13,142	512,538
Steris Corp.	2,167	67,134
Stryker Corp.	11,966	573,291
TECHNE Corp.	1,401	96,389
Thoratec Corp.[a]	2,406	87,843
Varian Medical Systems Inc.[a,b]	4,690	275,397
Volcano Corp.[a,b]	2,115	52,727
West Pharmaceutical Services Inc.	1,338	52,008
Zimmer Holdings Inc.[a]	7,700	405,251

		17,524,976
HEALTH CARE — SERVICES — 1.29%
Aetna Inc.	14,953	594,531
Amedisys Inc.[a]	1,175	15,428
AMERIGROUP Corp.[a]	1,984	110,370
Brookdale Senior Living Inc.[a]	4,021	66,668
Centene Corp.[a,b]	2,000	70,300
Community Health Systems Inc.[a]	3,747	65,498
Covance Inc.[a]	2,424	122,970
Coventry Health Care Inc.[a]	5,925	188,474
DaVita Inc.[a,b]	3,739	261,730
HCA Holdings Inc.[a]	4,950	116,078
Health Management Associates Inc. Class Aa,b	10,233	89,641
Health Net Inc.[a]	3,582	99,544
HealthSouth Corp.[a]	3,836	67,744
Humana Inc.	6,751	573,092
Laboratory Corp. of America Holdings[a]	4,059	340,347
LifePoint Hospitals Inc.[a]	2,091	80,838
Lincare Holdings Inc.	3,753	88,383
Magellan Health Services Inc.[a,b]	1,239	63,771
MEDNAX Inc.[a,b]	1,961	129,034
Quest Diagnostics Inc.	6,288	350,870
Tenet Healthcare Corp.[a]	19,014	89,936
UnitedHealth Group Inc.	43,185	2,072,448

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

Universal Health Services Inc. Class B	3,593	$143,612
WellCare Health Plans Inc.[a]	1,721	84,346
WellPoint Inc.	14,453	995,812

		6,881,465
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Leucadia National Corp.	7,761	208,228

		208,228
HOME BUILDERS — 0.12%
D.R. Horton Inc.	11,133	123,910
Lennar Corp. Class A	6,261	103,557
M.D.C. Holdings Inc.	1,497	33,533
NVR Inc.[a]	219	140,762
Pulte Group Inc.[a]	13,514	70,003
Ryland Group Inc.	1,805	24,368
Thor Industries Inc.	1,912	50,553
Toll Brothers Inc.[a]	6,030	105,163

		651,849
HOME FURNISHINGS — 0.10%
Harman International Industries Inc.	2,778	119,899
Tempur-Pedic International Inc.[a]	2,681	182,469
TiVo Inc.[a,b]	4,845	52,471
Whirlpool Corp.	3,042	154,564

		509,403
HOUSEHOLD PRODUCTS & WARES — 0.45%
Avery Dennison Corp.	4,279	113,821
Church & Dwight Co. Inc.	5,717	252,577
Clorox Co. (The)	5,339	357,393
Fossil Inc.[a]	2,139	221,729
Jarden Corp.	3,683	117,966
Kimberly-Clark Corp.	15,784	1,100,303
Scotts Miracle-Gro Co. (The) Class A	1,706	82,758
Tupperware Brands Corp.	2,438	137,844
WD-40 Co.	631	27,777

		2,412,168
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.	11,726	173,545
Toro Co. (The)	1,241	67,063

		240,608
INSURANCE — 3.47%
ACE Ltd.	13,573	979,292
Aflac Inc.	18,892	851,840

Security	Shares	Value

Alleghany Corp.[a]	331	$105,033
Allied World Assurance Co. Holdings Ltd.	1,524	88,544
Allstate Corp. (The)	19,495	513,498
American Financial Group Inc.	3,557	127,447
American International Group Inc.[a]	17,397	429,532
American National Insurance Co.	582	41,590
Aon Corp.	13,101	610,769
Arch Capital Group Ltd.[a]	5,306	190,857
Argo Group International Holdings Ltd.[b]	1,247	37,647
Arthur J. Gallagher & Co.	4,478	138,370
Aspen Insurance Holdings Ltd.	2,850	75,497
Assurant Inc.	3,798	146,375
Assured Guaranty Ltd.	6,783	86,415
Axis Capital Holdings Ltd.	5,181	162,424
Berkshire Hathaway Inc. Class Ba	38,621	3,007,031
Brown & Brown Inc.	4,678	103,290
Chubb Corp. (The)	11,463	768,594
CIGNA Corp.	10,929	484,592
Cincinnati Financial Corp.	6,078	175,897
CNO Financial Group Inc.[a]	9,085	56,781
Delphi Financial Group Inc. Class A	1,984	52,536
Endurance Specialty Holdings Ltd.	1,618	60,190
Erie Indemnity Co. Class A	1,105	87,240
Everest Re Group Ltd.	1,813	163,025
Fidelity National Financial Inc. Class A	8,937	137,987
First American Financial Corp.	4,243	50,916
Genworth Financial Inc. Class Aa	19,645	125,335
Hanover Insurance Group Inc. (The)	1,826	69,680
Hartford Financial Services Group Inc. (The)	17,776	342,188
HCC Insurance Holdings Inc.	4,422	117,670
Horace Mann Educators Corp.	1,618	21,762
Kemper Corp.	1,784	47,972
Lincoln National Corp.	12,339	235,058
Loews Corp.	14,101	559,810
Markel Corp.[a]	390	150,735
Marsh & McLennan Companies Inc.	21,718	665,005
MBIA Inc.[a]	6,152	54,138
Mercury General Corp.	1,078	46,677
MetLife Inc.	33,076	1,162,952
Montpelier Re Holdings Ltd.	2,492	43,610
Old Republic International Corp.	9,774	86,402
PartnerRe Ltd.	2,703	168,181

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

Platinum Underwriters Holdings Ltd.	1,502	$52,014
Principal Financial Group Inc.	11,814	304,565
ProAssurance Corp.	1,167	89,334
Progressive Corp. (The)	24,219	460,403
Protective Life Corp.	3,367	62,626
Prudential Financial Inc.	19,429	1,053,052
Reinsurance Group of America Inc.	2,955	154,340
RenaissanceRe Holdings Ltd.	2,072	141,145
RLI Corp.	711	50,012
Selective Insurance Group Inc.	2,165	34,705
StanCorp Financial Group Inc.	1,778	60,345
Torchmark Corp.	4,224	172,888
Tower Group Inc.	1,489	35,334
Transatlantic Holdings Inc.	2,499	130,048
Travelers Companies Inc. (The)	16,787	979,522
Unum Group	12,148	289,608
Validus Holdings Ltd.	2,826	77,319
W.R. Berkley Corp.	4,923	171,370
White Mountains Insurance Group Ltd.	262	110,040
Willis Group Holdings PLC[b]	6,860	249,087
XL Group PLC	11,923	259,206

		18,567,347
INTERNET — 2.98%
AboveNet Inc.	933	55,374
Akamai Technologies Inc.[a]	7,367	198,467
Amazon.com Inc.[a]	14,138	3,018,604
AOL Inc.[a,b]	4,247	59,968
Ariba Inc.[a,b]	3,927	124,407
Check Point Software Technologies Ltd.[a]	6,723	387,447
Digital River Inc.[a]	1,567	28,723
EarthLink Inc.	4,307	30,192
eBay Inc.[a]	44,471	1,415,512
Equinix Inc.[a]	1,874	179,923
Expedia Inc.	8,021	210,632
F5 Networks Inc.[a]	3,221	334,823
Google Inc. Class Aa	10,198	6,043,743
IAC/InterActiveCorp[a,b]	2,962	120,939
j2 Global Communications Inc.	1,849	56,912
Liberty Interactive Corp. Series Aa	22,924	376,641
Netflix Inc.[a]	2,093	171,794
OpenTable Inc.[a,b]	947	41,535
Priceline.com Inc.[a]	1,995	1,012,901

Security	Shares	Value

Rackspace Hosting Inc.[a,b]	4,313	$178,515
Shutterfly Inc.[a]	1,209	50,379
Symantec Corp.[a]	30,070	511,491
TIBCO Software Inc.[a]	6,687	193,187
ValueClick Inc.[a,b]	3,180	55,968
VeriSign Inc.	6,658	213,655
WebMD Health Corp.[a,b]	2,378	85,489
Websense Inc.[a,b]	1,611	28,740
Yahoo! Inc.[a]	47,472	742,462

		15,928,423
IRON & STEEL — 0.30%
AK Steel Holding Corp.	4,450	37,069
Allegheny Technologies Inc.	4,253	197,339
Carpenter Technology Corp.	1,772	100,508
Cliffs Natural Resources Inc.	5,846	398,814
Nucor Corp.	11,406	430,919
Reliance Steel & Aluminum Co.	2,974	131,421
Schnitzer Steel Industries Inc. Class A	991	46,379
Steel Dynamics Inc.	8,754	109,337
United States Steel Corp.[b]	5,725	145,186

		1,596,972
LEISURE TIME — 0.27%
Brunswick Corp.	3,577	63,170
Carnival Corp.	16,532	582,092
Harley-Davidson Inc.	9,463	368,111
Life Time Fitness Inc.[a,b]	1,605	69,224
Polaris Industries Inc.	2,546	161,264
Royal Caribbean Cruises Ltd.	5,462	162,330
WMS Industries Inc.[a]	2,296	50,305

		1,456,496
LODGING — 0.48%
Choice Hotels International Inc.	1,304	46,670
Gaylord Entertainment Co.[a,b]	1,705	39,880
Hyatt Hotels Corp. Class Aa,b	1,602	59,578
Las Vegas Sands Corp.[a]	15,782	740,965
Marriott International Inc. Class A	12,333	388,490
MGM Resorts International[a]	12,965	149,357
Orient-Express Hotels Ltd. Class Aa	3,748	31,970
Starwood Hotels & Resorts Worldwide Inc.	7,810	391,359
Wyndham Worldwide Corp.	6,566	221,077
Wynn Resorts Ltd.	3,572	474,362

		2,543,708

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

MACHINERY — 1.22%
AGCO Corp.[a]	3,855	$168,965
Astec Industries Inc.[a]	741	24,638
Babcock & Wilcox Co. (The)[a]	4,671	102,715
Briggs & Stratton Corp.	2,007	29,302
Caterpillar Inc.	23,478	2,217,732
Cognex Corp.	1,538	52,123
Cummins Inc.	6,986	694,618
Deere & Co.	16,914	1,283,773
Flowserve Corp.	2,234	207,069
Gardner Denver Inc.	2,098	162,238
Graco Inc.	2,451	105,246
IDEX Corp.	3,342	118,474
Joy Global Inc.	4,194	365,717
Manitowoc Co. Inc. (The)	5,296	58,680
Middleby Corp. (The)[a,b]	745	62,789
Nordson Corp.	2,477	114,858
Robbins & Myers Inc.	1,541	68,867
Rockwell Automation Inc.	5,732	387,770
Terex Corp.[a,b]	4,392	73,083
Wabtec Corp.	1,932	129,792
Zebra Technologies Corp. Class Aa,b	2,156	77,055

		6,505,504
MACHINERY — DIVERSIFIED — 0.01%
Chart Industries Inc.[a,b]	1,181	66,738

		66,738
MANUFACTURING — 3.50%
3M Co.	26,190	2,069,534
A.O. Smith Corp.	1,552	57,672
Actuant Corp. Class A	2,758	62,055
Acuity Brands Inc.	1,732	80,192
AptarGroup Inc.	2,494	119,637
Brink’s Co. (The)	1,875	52,106
Carlisle Companies Inc.	2,459	102,589
Ceradyne Inc.[a]	948	31,720
CLARCOR Inc.	2,028	98,317
Cooper Industries PLC	6,605	346,498
Crane Co.	2,036	89,808
Danaher Corp.	22,867	1,105,619
Donaldson Co. Inc.	2,853	182,735
Dover Corp.	7,444	413,365
Eastman Kodak Co.[a,b]	10,905	12,105

Security	Shares	Value

Eaton Corp.	13,672	$612,779
ESCO Technologies Inc.	1,073	32,802
General Electric Co.	427,996	7,151,813
Harsco Corp.	3,221	74,244
Hexcel Corp.[a,b]	3,961	97,876
Honeywell International Inc.	28,655	1,501,522
Illinois Tool Works Inc.	16,920	822,820
Ingersoll-Rand PLC	13,258	412,722
ITT Corp.	7,417	338,215
Lancaster Colony Corp.	802	53,349
Leggett & Platt Inc.	5,720	125,268
Matthews International Corp. Class A	1,169	41,079
Pall Corp.	4,625	236,661
Parker Hannifin Corp.	6,493	529,504
Pentair Inc.	3,952	142,074
Polypore International Inc.[a,b]	1,626	85,284
Roper Industries Inc.	3,838	311,262
SPX Corp.	2,036	111,186
Teleflex Inc.	1,637	97,991
Textron Inc.	11,055	214,688
Trinity Industries Inc.	3,188	86,937
Tyco International Ltd.	18,794	856,067

		18,760,095
MEDIA — 2.74%
Acacia Research Corp.[a,b]	1,727	68,804
AMC Networks Inc. Class Aa	2,327	75,907
Cablevision NY Group Class A	9,218	133,384
CBS Corp. Class B NVS	25,059	646,773
Charter Communications Inc. Class Aa,b	1,548	71,115
Comcast Corp. Class A	83,857	1,966,447
Comcast Corp. Class A Special	26,068	599,564
CTC Media Inc.	2,190	25,207
DIRECTV Class Aa	29,648	1,347,798
Discovery Communications Inc. Series Aa,b	5,635	244,897
Discovery Communications Inc. Series Ca	5,054	199,987
DISH Network Corp. Class Aa	8,313	200,925
Gannett Co. Inc.	9,595	112,166
John Wiley & Sons Inc. Class A	2,052	97,593
Liberty Global Inc. Series Aa	5,704	229,187
Liberty Global Inc. Series Ca	4,983	191,198
Liberty Media Corp. — Liberty Capital Series Aa	2,759	211,946

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

Liberty Media Corp. — Liberty Starz Series Aa	1,980	$135,234
McGraw-Hill Companies Inc. (The)	12,085	513,612
Meredith Corp.	1,476	39,601
New York Times Co. (The) Class Aa,b	5,174	39,426
News Corp. Class A NVS	72,896	1,277,138
News Corp. Class B	17,411	310,786
Nielsen Holdings NVa	2,859	83,912
Scholastic Corp.	892	23,950
Scripps Networks Interactive Inc. Class A	3,516	149,360
Time Warner Cable Inc.	13,032	830,008
Time Warner Inc.	41,955	1,468,005
Viacom Inc. Class B NVS	20,968	919,447
Walt Disney Co. (The)	69,165	2,412,475
Washington Post Co. (The) Class B	196	66,671

		14,692,523
METAL FABRICATE & HARDWARE — 0.25%
Commercial Metals Co.	4,680	58,172
Kaydon Corp.	1,287	40,489
Mueller Industries Inc.	1,527	61,767
Precision Castparts Corp.	5,767	940,886
Timken Co. (The)	3,143	132,383
Valmont Industries Inc.	904	77,518
Worthington Industries Inc.	2,356	40,712

		1,351,927
MINING — 0.83%
Alcoa Inc.	42,539	457,720
Allied Nevada Gold Corp.[a,b]	3,274	124,346
Coeur d’Alene Mines Corp.[a]	3,610	92,308
Compass Minerals International Inc.	1,305	99,271
Freeport-McMoRan Copper & Gold Inc.	37,786	1,521,264
Hecla Mining Co.[a]	11,105	69,628
Kaiser Aluminum Corp.	673	31,268
Molycorp Inc.[a,b]	2,464	94,297
Newmont Mining Corp.	19,419	1,297,772
Royal Gold Inc.	2,170	155,329
RTI International Metals Inc.[a]	1,212	31,985
Southern Copper Corp.	6,800	208,624
Stillwater Mining Co.[a]	4,150	47,144
Titanium Metals Corp.	3,368	56,414
Vulcan Materials Co.	4,670	146,124

		4,433,494

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 0.11%
Pitney Bowes Inc.	7,489	$152,626
Xerox Corp.	56,181	459,560

		612,186
OFFICE FURNISHINGS — 0.02%
Herman Miller Inc.	2,335	48,218
HNI Corp.	1,501	36,099

		84,317
OIL & GAS — 8.97%
Anadarko Petroleum Corp.	19,992	1,569,372
Apache Corp.	15,376	1,531,911
Atlas Energy Inc. Escrow[a,d]	3,656	366
Atwood Oceanics Inc.[a]	2,268	96,934
Berry Petroleum Co. Class A	2,083	71,968
Bill Barrett Corp.[a]	1,733	72,093
Brigham Exploration Co.[a]	4,678	170,349
Cabot Oil & Gas Corp.	4,161	323,393
Carrizo Oil & Gas Inc.[a]	1,416	38,515
Chesapeake Energy Corp.	26,418	742,874
Chevron Corp.	80,408	8,446,860
Cimarex Energy Co.	3,424	219,136
Cobalt International Energy Inc.[a]	6,158	63,551
Comstock Resources Inc.[a]	1,921	35,039
Concho Resources Inc.[a]	4,151	393,183
ConocoPhillips	51,247	3,569,354
Continental Resources Inc.[a,b]	2,320	140,708
CVR Energy Inc.[a]	3,485	86,289
Denbury Resources Inc.[a]	16,106	252,864
Devon Energy Corp.	15,798	1,026,080
Diamond Offshore Drilling Inc.	2,623	171,911
EOG Resources Inc.	10,760	962,267
EQT Corp.	5,970	379,095
EXCO Resources Inc.	6,110	77,047
Exxon Mobil Corp.	195,024	15,229,424
Forest Oil Corp.[a]	4,528	52,796
Helmerich & Payne Inc.	3,931	209,051
Hess Corp.	12,259	766,923
HollyFrontier Corp.	7,756	238,032
Marathon Oil Corp.	28,475	741,204
Marathon Petroleum Corp.	14,304	513,514
McMoRan Exploration Co.[a]	4,343	52,898
Murphy Oil Corp.	7,741	428,619

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

Nabors Industries Ltd.[a]	11,501	$210,813
Newfield Exploration Co.[a]	5,343	215,109
Noble Corp.[a]	10,456	375,789
Noble Energy Inc.	7,093	633,689
Oasis Petroleum Inc.[a]	2,821	82,768
Occidental Petroleum Corp.	32,491	3,019,713
Parker Drilling Co.[a,b]	4,695	25,963
Patterson-UTI Energy Inc.	6,187	125,720
Pioneer Natural Resources Co.	4,674	392,149
Plains Exploration & Production Co.[a]	5,633	177,439
QEP Resources Inc.	7,081	251,730
Quicksilver Resources Inc.[a,b]	4,844	37,299
Range Resources Corp.	6,491	446,840
Rosetta Resources Inc.[a,b]	2,137	94,755
Rowan Companies Inc.[a]	5,045	174,002
SandRidge Energy Inc.[a,b]	15,336	117,474
SM Energy Co.	2,558	212,084
Southwestern Energy Co.[a]	13,882	583,599
Sunoco Inc.	4,845	180,379
Swift Energy Co.[a,b]	1,711	52,391
Tesoro Corp.[a]	5,758	149,362
Transocean Ltd.	12,828	733,120
Ultra Petroleum Corp.[a]	6,076	193,581
Unit Corp.[a]	1,912	93,803
Valero Energy Corp.	22,937	564,250
Whiting Petroleum Corp.[a]	4,682	217,947

		48,035,388
OIL & GAS SERVICES — 1.97%
Baker Hughes Inc.	17,407	1,009,432
Cameron International Corp.[a]	9,809	482,014
CARBO Ceramics Inc.	801	108,816
Complete Production Services Inc.[a]	3,192	104,698
Core Laboratories NV	1,864	201,797
Dresser-Rand Group Inc.[a,b]	3,224	156,041
Dril-Quip Inc.[a,b]	1,458	94,916
Exterran Holdings Inc.[a]	2,546	24,187
FMC Technologies Inc.[a,b]	9,607	430,586
Global Industries Ltd.[a]	4,164	33,104
Halliburton Co.	36,935	1,379,891
Helix Energy Solutions Group Inc.[a,b]	4,045	73,053
Key Energy Services Inc.[a]	5,762	74,503
Lufkin Industries Inc.	1,213	71,676
National Oilwell Varco Inc.	16,985	1,211,540

Security	Shares	Value

Oceaneering International Inc.	4,334	$181,291
Oil States International Inc.[a]	2,060	143,397
Schlumberger Ltd.	54,131	3,977,004
SEACOR Holdings Inc.	871	74,166
Superior Energy Services Inc.[a]	3,216	90,434
Tetra Technologies Inc.[a,b]	3,100	29,450
Weatherford International Ltd.[a]	29,967	464,488
World Fuel Services Corp.	2,822	112,457

		10,528,941
PACKAGING & CONTAINERS — 0.22%
Ball Corp.	6,546	226,295
Bemis Co. Inc.	4,159	116,909
Crown Holdings Inc.[a]	6,045	204,260
Greif Inc. Class A	982	43,974
Owens-Illinois Inc.[a]	6,582	132,167
Packaging Corp. of America	4,109	107,163
Sealed Air Corp.	7,681	136,722
Silgan Holdings Inc.	1,873	70,312
Sonoco Products Co.	4,012	125,937

		1,163,739
PHARMACEUTICALS — 4.98%
Abbott Laboratories	62,444	3,363,858
Alkermes PLC[a]	3,807	66,584
Allergan Inc.	12,359	1,039,639
AmerisourceBergen Corp.	10,779	439,783
Amylin Pharmaceuticals Inc.[a]	5,337	61,482
Auxilium Pharmaceuticals Inc.[a,b]	1,950	30,342
BioMarin Pharmaceutical Inc.[a]	4,436	151,312
Bristol-Myers Squibb Co.	68,928	2,177,436
Cardinal Health Inc.	13,987	619,205
Catalyst Health Solutions Inc.[a]	1,728	94,988
Cubist Pharmaceuticals Inc.[a]	2,461	93,050
Dendreon Corp.[a,b]	5,995	65,585
Eli Lilly and Co.	39,421	1,464,884
Endo Pharmaceuticals Holdings Inc.[a,b]	4,655	150,403
Express Scripts Inc.[a]	18,150	830,000
Forest Laboratories Inc.[a]	10,221	319,917
Gilead Sciences Inc.[a]	30,985	1,290,835
Herbalife Ltd.	4,739	295,524
Hospira Inc.[a]	6,599	207,539
Impax Laboratories Inc.[a]	2,647	50,055
Isis Pharmaceuticals Inc.[a,b]	3,718	30,822

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

Mead Johnson Nutrition Co. Class A	8,202	$589,314
Medco Health Solutions Inc.[a]	15,453	847,752
Medicis Pharmaceutical Corp. Class A	2,551	97,678
Merck & Co. Inc.	123,298	4,253,781
Mylan Inc.[a]	17,064	333,943
Omnicare Inc.	4,675	139,409
Onyx Pharmaceuticals Inc.[a,b]	2,559	104,740
Par Pharmaceutical Companies Inc.[a]	1,452	44,431
Perrigo Co.	3,339	301,445
Pfizer Inc.	312,970	6,027,802
Pharmasset Inc.[a,b]	2,868	201,907
Questcor Pharmaceuticals Inc.[a]	2,348	95,352
Salix Pharmaceuticals Ltd.[a,b]	2,146	73,511
Theravance Inc.[a,b]	3,142	69,847
United Therapeutics Corp.[a,b]	2,044	89,384
VCA Antech Inc.[a]	3,443	69,962
Warner Chilcott PLC Class Aa	6,979	126,459
Watson Pharmaceuticals Inc.[a,b]	5,369	360,582

		26,670,542
PIPELINES — 0.52%
El Paso Corp.	30,697	767,732
Kinder Morgan Inc.[b]	4,426	126,584
ONEOK Inc.	3,872	294,465
Questar Corp.	7,084	136,509
Spectra Energy Corp.	25,959	743,206
Williams Companies Inc. (The)	23,443	705,869

		2,774,365
REAL ESTATE — 0.14%
Brookfield Office Properties Inc.	10,370	171,312
CBRE Group Inc.[a]	11,761	209,111
Forest City Enterprises Inc. Class Aa	5,385	73,667
Howard Hughes Corp. (The)[a]	1,015	48,700
Jones Lang LaSalle Inc.	1,749	113,020
St. Joe Co. (The)[a,b]	3,683	52,851
Starwood Property Trust Inc.	3,729	70,068

		738,729
REAL ESTATE INVESTMENT TRUSTS — 2.72%
Alexandria Real Estate Equities Inc.	2,475	163,573
American Campus Communities Inc.	2,799	108,965
American Capital Agency Corp.	7,146	196,586
Annaly Capital Management Inc.	38,849	654,606

Security	Shares	Value

Apartment Investment and Management Co. Class Ab	4,862	$119,945
AvalonBay Communities Inc.[b]	3,765	503,343
BioMed Realty Trust Inc.	5,224	94,607
Boston Properties Inc.	5,840	578,102
Brandywine Realty Trust	5,443	49,586
BRE Properties Inc. Class A	2,984	149,558
Camden Property Trust	2,846	172,581
CBL & Associates Properties Inc.	5,678	87,328
Chimera Investment Corp.[b]	41,117	123,762
Colonial Properties Trust	3,511	71,203
CommonWealth REIT	3,368	65,171
Corporate Office Properties Trust	2,896	70,228
DCT Industrial Trust Inc.[b]	9,840	48,806
DDR Corp.	9,120	116,827
DiamondRock Hospitality Co.[b]	6,733	60,934
Digital Realty Trust Inc.	3,979	248,011
Douglas Emmett Inc.	5,139	100,210
Duke Realty Corp.	10,138	124,495
DuPont Fabros Technology Inc.[b]	2,515	52,287
EastGroup Properties Inc.	1,074	46,837
Entertainment Properties Trust	1,876	84,045
Equity Lifestyle Properties Inc.[b]	1,568	103,692
Equity Residential[b]	11,809	692,952
Essex Property Trust Inc.	1,352	193,011
Extra Space Storage Inc.	3,796	85,524
Federal Realty Investment Trust	2,497	221,634
Franklin Street Properties Corp.[b]	2,988	37,948
General Growth Properties Inc.	15,390	226,233
Hatteras Financial Corp.	3,027	77,794
HCP Inc.	16,280	648,758
Health Care REIT Inc.	7,075	372,782
Healthcare Realty Trust Inc.[b]	3,136	59,239
Highwoods Properties Inc.	2,916	90,338
Home Properties Inc.	1,649	97,126
Hospitality Properties Trust	4,951	118,972
Host Hotels & Resorts Inc.	28,267	403,370
Invesco Mortgage Capital Inc.	4,647	73,330
Kilroy Realty Corp.	2,354	86,368
Kimco Realty Corp.	16,270	284,237
LaSalle Hotel Properties[b]	3,427	81,940
Lexington Realty Trust[b]	5,546	43,592

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

Liberty Property Trust	4,578	$146,496
Macerich Co. (The)	5,281	262,782
Mack-Cali Realty Corp.	3,484	97,761
MFA Financial Inc.	14,335	96,761
Mid-America Apartment Communities Inc.	1,494	93,226
National Retail Properties Inc.[b]	3,791	103,305
Omega Healthcare Investors Inc.[b]	4,158	73,846
Piedmont Office Realty Trust Inc. Class A	6,939	117,824
Post Properties Inc.	2,032	83,474
Prologis Inc.	18,413	547,971
Public Storage	5,655	729,778
Realty Income Corp.	5,076	169,589
Redwood Trust Inc.	2,799	32,524
Regency Centers Corp.	3,591	147,087
Senior Housing Properties Trust	6,129	137,535
Simon Property Group Inc.	11,759	1,510,326
SL Green Realty Corp.	3,422	236,084
Sunstone Hotel Investors Inc.[a,b]	4,725	32,839
Tanger Factory Outlet Centers Inc.	3,459	97,405
Taubman Centers Inc.	2,310	141,441
UDR Inc.	8,769	218,611
Ventas Inc.	10,507	584,294
Vornado Realty Trust	7,389	611,883
Washington Real Estate Investment Trust	2,633	76,252
Weingarten Realty Investors	4,862	112,847

		14,552,377
RETAIL — 6.03%
99 Cents Only Stores[a,b]	2,163	47,153
Abercrombie & Fitch Co. Class A	3,531	262,706
Advance Auto Parts Inc.	2,949	191,891
Aeropostale Inc.[a]	3,235	44,190
American Eagle Outfitters Inc.	7,878	103,438
ANN INC.[a,b]	2,080	55,411
Ascena Retail Group Inc.[a]	2,544	73,522
AutoNation Inc.[a,b]	1,816	70,715
AutoZone Inc.[a]	993	321,325
Bed Bath & Beyond Inc.[a,b]	10,026	620,008
Best Buy Co. Inc.	12,196	319,901
Big Lots Inc.[a]	3,030	114,201
Bob Evans Farms Inc.	1,207	39,710
Brinker International Inc.	3,409	78,066
Buckle Inc. (The)[b]	1,104	49,194
CarMax Inc.[a,b]	9,041	271,773

Security	Shares	Value

Casey’s General Stores Inc.	1,526	$75,613
Cash America International Inc.	1,189	65,098
Cato Corp. (The) Class A	1,089	27,911
CEC Entertainment Inc.	791	25,011
Cheesecake Factory Inc. (The)[a]	2,161	60,486
Chico’s FAS Inc.	7,084	87,558
Children’s Place Retail Stores Inc. (The)[a]	1,040	48,828
Chipotle Mexican Grill Inc.[a]	1,246	418,806
Collective Brands Inc.[a,b]	2,438	35,619
Copart Inc.[a]	2,468	107,481
Costco Wholesale Corp.	17,580	1,463,535
Cracker Barrel Old Country Store Inc.	917	38,872
CVS Caremark Corp.	53,974	1,959,256
Darden Restaurants Inc.	5,389	258,025
Dick’s Sporting Goods Inc.[a,b]	3,811	148,972
Dillard’s Inc. Class A	1,496	77,089
Dollar General Corp.[a]	3,949	156,617
Dollar Tree Inc.[a]	4,885	390,605
Domino’s Pizza Inc.[a]	2,325	74,470
EZCORP Inc. Class A NVS[a]	1,763	48,976
Family Dollar Stores Inc.	4,540	266,180
Foot Locker Inc.	6,202	135,576
GameStop Corp. Class Aa,b	5,633	144,036
Gap Inc. (The)	11,008	208,051
Genesco Inc.[a]	949	55,934
Group 1 Automotive Inc.	940	42,826
Home Depot Inc. (The)	64,121	2,295,532
HSN Inc.	1,664	59,355
J. Crew Group Inc. Escrow[a,d]	2,849	—
J.C. Penney Co. Inc.	5,964	191,325
Jack in the Box Inc.[a]	1,989	40,934
Kohl’s Corp.	10,628	563,390
Limited Brands Inc.	10,580	451,872
Lowe’s Companies Inc.	52,320	1,099,766
Macy’s Inc.	17,151	523,620
McDonald’s Corp.	41,390	3,843,062
Men’s Wearhouse Inc. (The)	2,057	63,520
MSC Industrial Direct Co. Inc. Class A	1,915	130,239
Nordstrom Inc.	6,809	345,148
Nu Skin Enterprises Inc. Class A	2,362	119,352
O’Reilly Automotive Inc.[a]	5,442	413,864
Office Depot Inc.[a]	11,354	26,001
OfficeMax Inc.[a,b]	3,547	18,161

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

P.F. Chang’s China Bistro Inc.	908	$28,239
Panera Bread Co. Class Aa	1,164	155,615
Papa John’s International Inc.[a,b]	805	27,177
PetSmart Inc.	4,537	213,012
PVH Corp.	2,465	183,421
RadioShack Corp.	4,009	47,747
Regis Corp.	2,294	37,530
Rite Aid Corp.[a]	24,607	28,544
Ross Stores Inc.	4,704	412,682
Saks Inc.[a,b]	4,940	52,216
Sally Beauty Holdings Inc.[a,b]	3,868	74,227
Sears Holdings Corp.[a,b]	1,857	145,180
Signet Jewelers Ltd.	3,494	150,626
Sonic Corp.[a]	2,471	18,310
Staples Inc.	28,547	427,063
Starbucks Corp.	29,862	1,264,357
Target Corp.	24,570	1,345,208
Tiffany & Co.	5,113	407,660
TJX Companies Inc. (The)	15,473	911,824
Tractor Supply Co.	2,856	202,605
Ulta Salon, Cosmetics & Fragrance Inc.[a]	1,982	133,369
Under Armour Inc. Class Aa	1,577	133,115
Urban Outfitters Inc.[a]	5,076	138,321
Wal-Mart Stores Inc.	71,044	4,029,616
Walgreen Co.	36,372	1,207,550
Wendy’s Co. (The)	12,505	63,275
Williams-Sonoma Inc.	3,791	142,314
Yum! Brands Inc.	18,784	1,006,259

		32,256,838
SAVINGS & LOANS — 0.16%
Astoria Financial Corp.	3,534	29,332
Capitol Federal Financial Inc.	6,687	74,159
First Niagara Financial Group Inc.	11,858	108,975
Hudson City Bancorp Inc.	19,506	121,913
New York Community Bancorp Inc.	17,430	231,993
People’s United Financial Inc.	15,067	192,104
Provident Financial Services Inc.	2,295	29,720
TFS Financial Corp.[a]	3,760	34,630
Washington Federal Inc.	4,433	60,510

		883,336
SEMICONDUCTORS — 2.68%
Advanced Micro Devices Inc.[a,b]	22,949	133,793

Security	Shares	Value

Altera Corp.	13,055	$495,046
Analog Devices Inc.	11,916	435,768
Applied Materials Inc.	52,986	652,787
Atmel Corp.[a]	17,319	182,889
ATMI Inc.[a,b]	1,274	25,990
Broadcom Corp. Class Aa	19,432	701,301
Cabot Microelectronics Corp.[a,b]	935	36,016
Cavium Inc.[a,b]	1,955	63,909
Cree Inc.[a]	4,373	116,497
Cypress Semiconductor Corp.[a]	6,860	131,095
Emulex Corp.[a,b]	3,581	30,009
Fairchild Semiconductor International Inc.[a]	5,153	77,140
GT Advanced Technologies Inc.[a]	5,098	41,804
Hittite Microwave Corp.[a,b]	1,136	59,754
Integrated Device Technology Inc.[a]	5,873	35,708
Intel Corp.	210,639	5,169,081
International Rectifier Corp.[a,b]	2,794	67,866
Intersil Corp. Class A	5,021	60,101
IPG Photonics Corp.[a]	1,066	56,349
KLA-Tencor Corp.	6,717	316,303
Lam Research Corp.[a]	4,984	214,262
Linear Technology Corp.	8,466	273,536
LSI Corp.[a]	22,869	142,931
Marvell Technology Group Ltd.[a]	20,558	287,606
Maxim Integrated Products Inc.	11,802	308,740
MEMC Electronic Materials Inc.[a]	9,289	55,641
Microchip Technology Inc.	7,629	275,865
Micron Technology Inc.[a]	34,613	193,487
Microsemi Corp.[a,b]	3,458	63,835
NetLogic Microsystems Inc.[a]	2,758	135,694
Novellus Systems Inc.[a]	2,800	96,740
NVIDIA Corp.[a]	23,823	352,580
OmniVision Technologies Inc.[a]	2,400	39,144
ON Semiconductor Corp.[a]	17,777	134,572
PMC-Sierra Inc.[a]	9,324	59,114
QLogic Corp.[a,b]	4,177	58,353
Rambus Inc.[a]	4,193	74,342
Rovi Corp.[a,b]	4,452	220,552
Semtech Corp.[a,b]	2,619	63,956
Silicon Laboratories Inc.[a,b]	1,785	76,309
Skyworks Solutions Inc.[a,b]	7,421	147,010
Teradyne Inc.[a,b]	7,466	106,913
Tessera Technologies Inc.[a]	2,038	28,063

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

Texas Instruments Inc.	46,393	$1,425,657
TriQuint Semiconductor Inc.[a]	6,698	35,633
Varian Semiconductor Equipment Associates Inc.[a]	2,974	186,678
Veeco Instruments Inc.[a,b]	1,653	44,118
Xilinx Inc.	10,615	355,178

		14,345,715
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.[a]	1,827	53,897

		53,897
SOFTWARE — 4.28%
ACI Worldwide Inc.[a,b]	1,329	40,760
Activision Blizzard Inc.	16,946	226,907
Acxiom Corp.[a]	3,223	42,511
Adobe Systems Inc.[a]	19,808	582,553
Advent Software Inc.[a]	1,322	36,223
Allscripts Healthcare Solutions Inc.[a,b]	7,461	142,878
ANSYS Inc.[a]	3,677	199,882
athenahealth Inc.[a,b]	1,409	74,550
Autodesk Inc.[a]	9,177	317,524
Automatic Data Processing Inc.	19,793	1,035,768
BMC Software Inc.[a]	7,027	244,259
Broadridge Financial Solutions Inc.	4,953	110,204
CA Inc.	16,150	349,809
Cerner Corp.[a,b]	5,720	362,820
Citrix Systems Inc.[a]	7,566	551,032
CommVault Systems Inc.[a,b]	1,673	71,236
Compuware Corp.[a]	8,761	74,030
Concur Technologies Inc.[a,b]	1,886	87,737
CSG Systems International Inc.[a]	1,398	19,908
Dun & Bradstreet Corp. (The)	1,977	132,182
Electronic Arts Inc.[a]	13,382	312,470
Fair Isaac Corp.	1,551	42,420
Fidelity National Information Services Inc.	10,423	272,874
Fiserv Inc.[a]	5,667	333,616
Global Payments Inc.	3,188	146,393
Informatica Corp.[a]	4,234	192,647
Intuit Inc.	11,131	597,401
JDA Software Group Inc.[a]	1,695	54,020
ManTech International Corp. Class A	934	32,811
Microsoft Corp.	299,762	7,982,662
MSCI Inc. Class Aa	4,799	160,239

Security	Shares	Value

Nuance Communications Inc.[a]	9,206	$243,775
Oracle Corp.	156,017	5,112,677
Parametric Technology Corp.[a]	4,760	99,151
Paychex Inc.	12,973	378,033
Progress Software Corp.[a,b]	2,707	57,009
QLIK Technologies Inc.[a]	3,042	86,910
Quality Systems Inc.	1,476	57,431
Quest Software Inc.[a]	2,396	42,146
Red Hat Inc.[a,b]	7,725	383,546
Salesforce.com Inc.[a,b]	4,847	645,475
SEI Investments Co.	5,995	97,059
Solera Holdings Inc.	2,822	154,166
Take-Two Interactive Software Inc.[a]	3,493	55,120
Total System Services Inc.	7,778	154,704
VeriFone Systems Inc.[a,b]	4,149	175,129
VMware Inc. Class Aa	3,366	329,027

		22,901,684
TELECOMMUNICATIONS — 5.05%
Acme Packet Inc.[a,b]	2,193	79,409
ADTRAN Inc.	2,575	86,520
Amdocs Ltd.[a]	7,729	232,025
American Tower Corp. Class Aa	15,926	877,523
Anixter International Inc.[a]	1,225	71,895
ARRIS Group Inc.[a]	4,797	51,616
Aruba Networks Inc.[a,b]	3,605	85,402
AT&T Inc.	238,310	6,984,866
CenturyLink Inc.	24,597	867,290
Ciena Corp.[a,b]	3,853	50,783
Cincinnati Bell Inc.[a,b]	7,945	25,583
Cisco Systems Inc.	222,350	4,120,145
Comtech Telecommunications Corp.	1,046	34,633
Corning Inc.	62,694	895,897
Crown Castle International Corp.[a]	9,748	403,177
Finisar Corp.[a,b]	3,576	73,272
Frontier Communications Corp.	39,938	250,012
Harmonic Inc.[a,b]	4,605	25,328
Harris Corp.	5,088	192,072
InterDigital Inc.[b]	1,831	79,557
JDS Uniphase Corp.[a,b]	8,915	106,980
Juniper Networks Inc.[a]	21,134	517,149
Leap Wireless International Inc.[a]	2,550	17,723
Level 3 Communications Inc.[a,b]	5,848	156,083

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

MetroPCS Communications Inc.[a]	12,743	$108,316
Motorola Mobility Holdings Inc.[a]	11,860	461,117
Motorola Solutions Inc.	12,111	568,127
NeuStar Inc. Class Aa	2,983	94,830
NII Holdings Inc.[a]	6,850	161,181
Plantronics Inc.	1,877	62,711
Polycom Inc.[a]	7,048	116,503
QUALCOMM Inc.	67,384	3,477,014
RF Micro Devices Inc.[a]	11,129	81,687
SBA Communications Corp. Class Aa	4,457	169,767
Sonus Networks Inc.[a,b]	8,536	22,620
Sprint Nextel Corp.[a]	119,756	307,773
Telephone and Data Systems Inc.	2,017	46,754
Telephone and Data Systems Inc. Special	1,677	35,083
Tellabs Inc.	13,359	57,844
tw telecom inc.[a]	6,080	112,480
United States Cellular Corp.[a,b]	589	23,483
Verizon Communications Inc.	113,395	4,193,347
ViaSat Inc.[a,b]	1,697	72,275
Virgin Media Inc.	12,581	306,725
Windstream Corp.	20,414	248,438

		27,013,015
TEXTILES — 0.05%
Cintas Corp.	4,553	136,089
G&K Services Inc. Class A	764	23,195
Mohawk Industries Inc.[a]	2,213	116,515

		275,799
TOYS, GAMES & HOBBIES — 0.11%
Hasbro Inc.	4,825	183,640
Mattel Inc.	13,725	387,594

		571,234
TRANSPORTATION — 1.77%
Alexander & Baldwin Inc.	1,656	68,741
Arkansas Best Corp.	1,008	20,765
Bristow Group Inc.	1,393	69,343
C.H. Robinson Worldwide Inc.	6,683	464,001
Con-way Inc.	2,212	65,188
CSX Corp.	43,894	974,886
Expeditors International of Washington Inc.	8,532	389,059
FedEx Corp.	11,786	964,448
Forward Air Corp.	1,186	38,841
Genesee & Wyoming Inc. Class Aa,b	1,614	95,565

Security	Shares	Value

Heartland Express Inc.	2,192	$29,395
Hub Group Inc. Class Aa	1,493	46,671
J.B. Hunt Transport Services Inc.	4,024	170,255
Kansas City Southern Industries Inc.[a]	4,391	277,379
Kirby Corp.[a,b]	2,240	137,850
Knight Transportation Inc.	2,276	34,595
Landstar System Inc.	1,917	85,556
Norfolk Southern Corp.	13,937	1,031,199
Old Dominion Freight Line Inc.[a,b]	2,197	80,344
Overseas Shipholding Group Inc.[b]	1,093	13,641
Ryder System Inc.	2,055	104,682
Teekay Corp.	1,707	43,972
Tidewater Inc.	2,070	101,906
Union Pacific Corp.	19,707	1,962,226
United Parcel Service Inc. Class B	29,558	2,076,154
UTi Worldwide Inc.	4,068	59,433
Werner Enterprises Inc.	2,057	48,751

		9,454,846
TRUCKING & LEASING — 0.01%
GATX Corp.	1,854	70,415

		70,415
WATER — 0.07%
American Water Works Co. Inc.	6,988	213,344
Aqua America Inc.	5,525	122,600
California Water Service Group	1,676	31,123

		367,067

TOTAL COMMON STOCKS (Cost: $532,146,417)		534,262,099

SHORT-TERM INVESTMENTS — 3.04%

MONEY MARKET FUNDS — 3.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,e,f]	14,556,181	14,556,181
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,e,f]	1,188,747	1,188,747

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,e,g]	532,575	$532,575

		16,277,503

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,277,503)		16,277,503

TOTAL INVESTMENTS IN SECURITIES — 102.85% (Cost: $548,423,920)		550,539,602
Other Assets, Less Liabilities — (2.85)%		(15,274,932)

NET ASSETS — 100.00%		$535,264,670

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.86%

ELECTRIC — 0.36%
OGE Energy Corp.	63,733	$3,297,545

		3,297,545
ENERGY — ALTERNATE SOURCES — 0.18%
First Solar Inc.[a,b]	33,000	1,642,410

		1,642,410
ENGINEERING & CONSTRUCTION — 0.16%
McDermott International Inc.[a]	135,011	1,482,421

		1,482,421
GAS — 0.57%
Energen Corp.	44,352	2,175,909
Southern Union Co.	70,532	2,964,460

		5,140,369
MACHINERY — DIVERSIFIED — 0.11%
Chart Industries Inc.[a,b]	16,938	957,166

		957,166
OIL & GAS — 78.45%
Anadarko Petroleum Corp.	297,785	23,376,122
Apache Corp.	229,774	22,892,384
Atlas Energy Inc. Escrow[a,c]	41,435	4,144
Atwood Oceanics Inc.[a,b]	34,730	1,484,360
Berry Petroleum Co. Class A	30,456	1,052,255
Bill Barrett Corp.[a]	25,693	1,068,829
Brigham Exploration Co.[a]	68,774	2,504,405
Cabot Oil & Gas Corp.	61,947	4,814,521
Carrizo Oil & Gas Inc.[a,b]	20,134	547,645
Chesapeake Energy Corp.	393,127	11,054,731
Chevron Corp.	1,163,879	122,265,489
Cimarex Energy Co.	51,155	3,273,920
Cobalt International Energy Inc.[a,b]	88,620	914,558
Comstock Resources Inc.[a]	26,553	484,327
Concho Resources Inc.[a,b]	62,511	5,921,042
ConocoPhillips	766,384	53,378,646
Continental Resources Inc.[a,b]	35,018	2,123,842
CVR Energy Inc.[a]	51,349	1,271,401
Denbury Resources Inc.[a]	238,272	3,740,870
Devon Energy Corp.	236,630	15,369,119
Diamond Offshore Drilling Inc.	41,613	2,727,316
EOG Resources Inc.	161,259	14,421,392
EQT Corp.	89,797	5,702,110

Security	Shares	Value

EXCO Resources Inc.	87,443	$1,102,656
Exxon Mobil Corp.	2,858,356	223,209,020
Forest Oil Corp.[a,b]	65,250	760,815
Helmerich & Payne Inc.	59,421	3,160,009
Hess Corp.	183,205	11,461,305
HollyFrontier Corp.	115,864	3,555,866
Marathon Oil Corp.	425,963	11,087,817
Marathon Petroleum Corp.	212,439	7,626,560
McMoRan Exploration Co.[a,b]	60,395	735,611
Murphy Oil Corp.	116,172	6,432,444
Nabors Industries Ltd.[a]	170,424	3,123,872
Newfield Exploration Co.[a,b]	79,344	3,194,389
Noble Corp.[a]	157,139	5,647,576
Noble Energy Inc.	107,171	9,574,657
Oasis Petroleum Inc.[a]	41,448	1,216,084
Occidental Petroleum Corp.	484,582	45,037,051
Parker Drilling Co.a,[b]	68,800	380,464
Patterson-UTI Energy Inc.	92,917	1,888,073
Pioneer Natural Resources Co.	69,695	5,847,411
Plains Exploration & Production Co.[a]	83,140	2,618,910
QEP Resources Inc.	106,209	3,775,730
Quicksilver Resources Inc.[a,b]	67,421	519,142
Range Resources Corp.	96,218	6,623,647
Rosetta Resources Inc.[a,b]	31,635	1,402,696
Rowan Companies Inc.[a]	75,723	2,611,686
SandRidge Energy Inc.[a,b]	218,439	1,673,243
SM Energy Co.	37,963	3,147,512
Southwestern Energy Co.[a,b]	207,033	8,703,667
Sunoco Inc.	71,110	2,647,425
Swift Energy Co.[a,b]	24,210	741,310
Tesoro Corp.[a]	84,214	2,184,511
Transocean Ltd.	191,535	10,946,225
Ultra Petroleum Corp.[a]	90,108	2,870,841
Unit Corp.[a]	29,073	1,426,321
Valero Energy Corp.	339,291	8,346,559
Whiting Petroleum Corp.[a,b]	69,300	3,225,915

		708,900,448
OIL & GAS SERVICES — 17.01%
Baker Hughes Inc.	259,769	15,064,004
Cameron International Corp.[a]	145,738	7,161,565
CARBO Ceramics Inc.	12,344	1,676,932
Complete Production Services Inc.[a]	46,845	1,536,516
Core Laboratories NV	28,670	3,103,814

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

Dresser-Rand Group Inc.[a,b]	48,408	$2,342,947
Dril-Quip Inc.[a,b]	22,245	1,448,150
Exterran Holdings Inc.[a,b]	30,113	286,074
FMC Technologies Inc.[a,b]	145,793	6,534,442
Global Industries Ltd.[a]	59,910	476,285
Halliburton Co.	549,583	20,532,421
Helix Energy Solutions Group Inc.[a,b]	59,064	1,066,696
Key Energy Services Inc.[a,b]	84,599	1,093,865
Lufkin Industries Inc.	18,630	1,100,847
National Oilwell Varco Inc.	252,873	18,037,431
Oceaneering International Inc.	65,503	2,739,990
Oil States International Inc.[a]	30,839	2,146,703
Schlumberger Ltd.	783,591	57,570,431
SEACOR Holdings Inc.	13,440	1,144,416
Superior Energy Services Inc.[a]	47,663	1,340,284
Tetra Technologies Inc.[a,b]	44,481	422,570
Weatherford International Ltd.[a]	445,631	6,907,280

		153,733,663
PIPELINES — 2.65%
El Paso Corp.	457,197	11,434,497
Kinder Morgan Inc.[b]	71,423	2,042,698
Williams Companies Inc. (The)	348,801	10,502,398

		23,979,593
SEMICONDUCTORS — 0.07%
GT Advanced Technologies Inc.[a]	72,905	597,821

		597,821
TRANSPORTATION — 0.30%
Bristow Group Inc.	21,818	1,086,100
Tidewater Inc.	33,022	1,625,673

		2,711,773

TOTAL COMMON STOCKS (Cost: $944,598,721)		902,443,209

SHORT-TERM INVESTMENTS — 2.83%

MONEY MARKET FUNDS — 2.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[d,e,f]	22,730,570	22,730,570
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	1,856,318	1,856,318

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[d,e,g]	929,850	$929,850

		25,516,738

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,516,738)		25,516,738

TOTAL INVESTMENTS IN SECURITIES — 102.69% (Cost: $970,115,459)		927,959,947
Other Assets, Less Liabilities — (2.69)%		(24,269,787)

NET ASSETS — 100.00%		$903,690,160

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.86%

BIOTECHNOLOGY — 11.27%
Acorda Therapeutics Inc.[a]	15,409	$336,532
Alexion Pharmaceuticals Inc.[a]	72,707	4,908,450
Amgen Inc.	367,626	21,053,941
Bio-Rad Laboratories Inc. Class Aa	7,655	762,055
Biogen Idec Inc.[a]	95,315	11,090,853
Celgene Corp.[a]	180,770	11,719,319
Charles River Laboratories International Inc.[a,b]	20,495	661,579
Human Genome Sciences Inc.[a,b]	75,329	772,875
Illumina Inc.[a,b]	49,105	1,503,595
Incyte Corp.[a,b]	38,739	533,436
InterMune Inc.[a,b]	23,922	610,011
Life Technologies Corp.[a]	70,957	2,885,821
Myriad Genetics Inc.[a,b]	33,942	722,286
Nektar Therapeutics[a,b]	45,914	248,854
PDL BioPharma Inc.	54,380	330,087
Regeneron Pharmaceuticals Inc.[a]	28,302	1,565,101
Seattle Genetics Inc.[a,b]	39,748	874,456
Vertex Pharmaceuticals Inc.[a,b]	81,996	3,246,222

		63,825,473
COMMERCIAL SERVICES — 0.73%
HealthSpring Inc.[a,b]	26,734	1,442,032
HMS Holdings Corp.[a,b]	33,360	815,318
PAREXEL International Corp.[a,b]	23,175	510,545
Pharmaceutical Product Development Inc.	41,531	1,370,108

		4,138,003
DISTRIBUTION & WHOLESALE — 0.13%
Owens & Minor Inc.	25,204	754,104

		754,104
ELECTRONICS — 1.85%
Thermo Fisher Scientific Inc.[a]	151,011	7,591,323
Waters Corp.[a,b]	35,985	2,883,118

		10,474,441
HEALTH CARE — PRODUCTS — 30.41%
Alere Inc.[a]	33,846	882,027
Baxter International Inc.	226,068	12,429,219
Becton, Dickinson and Co.	81,029	6,338,899
Boston Scientific Corp.[a]	602,099	3,546,363
C.R. Bard Inc.	34,070	2,928,316

Security	Shares	Value

CareFusion Corp.[a]	88,115	$2,255,744
Cepheid Inc.[a,b]	24,689	885,841
Cooper Companies Inc. (The)	18,499	1,281,981
Covidien PLC	194,545	9,151,397
DENTSPLY International Inc.	55,699	2,058,635
Edwards Lifesciences Corp.[a]	45,242	3,412,152
Gen-Probe Inc.[a]	18,993	1,141,479
Haemonetics Corp.[a,b]	10,146	618,399
Henry Schein Inc.[a]	36,417	2,524,426
Hill-Rom Holdings Inc.	24,512	825,319
Hologic Inc.[a]	103,308	1,665,325
IDEXX Laboratories Inc.[a,b]	22,406	1,613,008
Intuitive Surgical Inc.[a]	15,510	6,729,168
Invacare Corp.	12,312	276,404
Johnson & Johnson	1,077,658	69,390,399
Kinetic Concepts Inc.[a]	25,140	1,719,325
Masimo Corp.	21,500	444,620
Medtronic Inc.	418,024	14,522,154
NuVasive Inc.[a,b]	15,490	229,562
Patterson Companies Inc.	38,934	1,225,253
PSS World Medical Inc.[a]	20,970	466,582
ResMed Inc.[a]	60,277	1,705,839
Sirona Dental Systems Inc.[a]	21,979	1,052,794
St. Jude Medical Inc.	128,585	5,014,815
Steris Corp.	21,417	663,499
Stryker Corp.	117,571	5,632,827
TECHNE Corp.	13,706	942,973
Thoratec Corp.[a]	23,520	858,715
Varian Medical Systems Inc.[a]	46,184	2,711,924
Volcano Corp.[a,b]	20,662	515,104
West Pharmaceutical Services Inc.	13,268	515,727
Zimmer Holdings Inc.[a]	75,787	3,988,670

		172,164,884
HEALTH CARE — SERVICES — 11.93%
Aetna Inc.	146,132	5,810,208
Amedisys Inc.[a,b]	11,472	150,627
AMERIGROUP Corp.[a]	19,564	1,088,345
Brookdale Senior Living Inc.[a]	39,855	660,796
Centene Corp.[a,b]	19,502	685,495
Community Health Systems Inc.[a]	36,479	637,653
Covance Inc.[a]	23,751	1,204,888
Coventry Health Care Inc.[a]	58,373	1,856,845
DaVita Inc.[a,b]	36,802	2,576,140

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

HCA Holdings Inc.[a]	48,737	$1,142,883
Health Management Associates Inc. Class Aa,b	100,218	877,910
Health Net Inc.[a]	35,060	974,317
HealthSouth Corp.[a,b]	37,514	662,497
Humana Inc.	66,319	5,629,820
Laboratory Corp. of America Holdings[a,b]	39,960	3,350,646
LifePoint Hospitals Inc.[a]	20,355	786,924
Lincare Holdings Inc.	36,910	869,231
Magellan Health Services Inc.[a,b]	12,121	623,868
MEDNAX Inc.[a,b]	19,219	1,264,610
Quest Diagnostics Inc.	61,898	3,453,909
Tenet Healthcare Corp.[a]	187,465	886,710
UnitedHealth Group Inc.	424,004	20,347,952
Universal Health Services Inc. Class B	35,375	1,413,939
WellCare Health Plans Inc.[a,b]	16,821	824,397
WellPoint Inc.	142,099	9,790,621

		67,571,231
INSURANCE — 0.84%
CIGNA Corp.	106,898	4,739,857

		4,739,857
MANUFACTURING — 0.17%
Teleflex Inc.	16,049	960,693

		960,693
PHARMACEUTICALS — 42.53%
Abbott Laboratories	613,291	33,037,986
Alkermes PLC[a,b]	37,418	654,441
Allergan Inc.	121,164	10,192,316
Amylin Pharmaceuticals Inc.[a]	52,156	600,837
Auxilium Pharmaceuticals Inc.[a,b]	19,041	296,278
BioMarin Pharmaceutical Inc.[a,b]	43,613	1,487,639
Bristol-Myers Squibb Co.	676,856	21,381,881
Catalyst Health Solutions Inc.[a]	16,949	931,687
Cubist Pharmaceuticals Inc.[a]	24,058	909,633
Dendreon Corp.[a,b]	58,604	641,128
Eli Lilly and Co.	386,847	14,375,234
Endo Pharmaceuticals Holdings Inc.[a]	45,925	1,483,837
Express Scripts Inc.[a,b]	178,397	8,158,095
Forest Laboratories Inc.[a]	100,620	3,149,406
Gilead Sciences Inc.[a]	303,954	12,662,724
Hospira Inc.[a]	64,967	2,043,212
Impax Laboratories Inc.[a,b]	25,879	489,372

Security	Shares	Value

Isis Pharmaceuticals Inc.[a,b]	37,331	$309,474
Medco Health Solutions Inc.[a]	151,907	8,333,618
Medicis Pharmaceutical Corp. Class A	24,946	955,182
Merck & Co. Inc.	1,210,983	41,778,913
Mylan Inc.[a]	167,965	3,287,075
Onyx Pharmaceuticals Inc.[a,b]	25,019	1,024,028
Par Pharmaceutical Companies Inc.[a,b]	14,342	438,865
Perrigo Co.	32,863	2,966,872
Pfizer Inc.	3,073,997	59,205,182
Pharmasset Inc.[a]	28,227	1,987,181
Questcor Pharmaceuticals Inc.[a,b]	22,959	932,365
Salix Pharmaceuticals Ltd.[a,b]	20,935	717,128
Theravance Inc.[a,b]	30,701	682,483
United Therapeutics Corp.[a,b]	20,194	883,084
Warner Chilcott PLC Class Aa	68,943	1,249,247
Watson Pharmaceuticals Inc.[a,b]	52,850	3,549,406

		240,795,809

TOTAL COMMON STOCKS (Cost: $680,238,409)		565,424,495

SHORT-TERM INVESTMENTS — 4.21%

MONEY MARKET FUNDS — 4.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	21,614,890	21,614,890
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	1,765,205	1,765,205
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d,f]	473,205	473,205

		23,853,300

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,853,300)		23,853,300

TOTAL INVESTMENTS IN SECURITIES — 104.07% (Cost: $704,091,709)		589,277,795
Other Assets, Less Liabilities — (4.07)%		(23,036,496)

NET ASSETS — 100.00%		$566,241,299

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2011

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.98%

COMMERCIAL SERVICES — 0.46%
Gartner Inc.[a,b]	57,111	$2,199,916
SAIC Inc.[a,b]	216,485	2,690,908
SuccessFactors Inc.[a,b]	50,304	1,343,117

		6,233,941
COMPUTERS — 37.69%
Apple Inc.[a]	555,592	224,892,530
Brocade Communications Systems Inc.[a]	272,287	1,192,617
CACI International Inc. Class Aa,b	18,761	1,029,791
Cadence Design Systems Inc.[a]	172,784	1,912,719
Cognizant Technology Solutions Corp. Class Aa	187,238	13,621,564
Computer Sciences Corp.	92,534	2,911,120
Dell Inc.[a]	1,008,398	15,942,772
Diebold Inc.	38,440	1,240,843
DST Systems Inc.	24,117	1,210,432
Electronics For Imaging Inc.[a,b]	27,876	418,140
EMC Corp.[a]	1,257,735	30,827,085
Fortinet Inc.[a]	75,007	1,729,661
Hewlett-Packard Co.	1,249,732	33,255,369
Insight Enterprises Inc.[a,b]	27,469	464,226
International Business Machines Corp.	716,873	132,356,262
Lexmark International Inc. Class Aa,b	47,185	1,495,765
Mentor Graphics Corp.[a]	58,668	666,468
MICROS Systems Inc.[a,b]	55,811	2,747,017
NCR Corp.[a]	94,340	1,796,234
NetApp Inc.[a]	223,623	9,159,598
Riverbed Technology Inc.[a,b]	93,054	2,566,429
SanDisk Corp.[a]	143,027	7,247,178
Seagate Technology PLC	251,544	4,062,436
Synaptics Inc.[a,b]	20,139	680,497
Synopsys Inc.[a]	103,749	2,781,511
Teradata Corp.[a]	104,176	6,215,140
Unisys Corp.[a,b]	23,528	611,493
Western Digital Corp.[a]	139,618	3,719,424

		506,754,321
DISTRIBUTION & WHOLESALE — 0.26%
Brightpoint Inc.[a,b]	41,045	416,607
Ingram Micro Inc. Class Aa	94,051	1,681,632
Tech Data Corp.[a,b]	28,210	1,387,368

		3,485,607

Security	Shares	Value

ELECTRONICS — 0.24%
Cymer Inc.[a,b]	16,900	$734,305
Garmin Ltd.[b]	70,326	2,418,511

		3,152,816
INTERNET — 10.62%
Akamai Technologies Inc.[a]	110,239	2,969,839
AOL Inc.[a]	63,114	891,170
Ariba Inc.[a,b]	63,813	2,021,596
Check Point Software Technologies Ltd.[a,b]	107,288	6,183,007
Digital River Inc.[a]	23,678	434,018
EarthLink Inc.	62,670	439,317
Equinix Inc.[a,b]	28,263	2,713,531
F5 Networks Inc.[a]	48,227	5,013,197
Google Inc. Class Aa	152,391	90,313,002
IAC/InterActiveCorp[a]	48,232	1,969,312
j2 Global Communications Inc.	28,992	892,374
Rackspace Hosting Inc.[a]	65,156	2,696,807
Symantec Corp.[a]	480,054	8,165,718
TIBCO Software Inc.[a,b]	106,204	3,068,233
VeriSign Inc.	101,657	3,262,173
Websense Inc.[a,b]	26,008	463,983
Yahoo! Inc.[a]	716,218	11,201,649

		142,698,926
OFFICE & BUSINESS EQUIPMENT — 0.69%
Pitney Bowes Inc.[b]	116,500	2,374,270
Xerox Corp.	843,474	6,899,617

		9,273,887
SEMICONDUCTORS — 15.84%
Advanced Micro Devices Inc.[a,b]	343,319	2,001,550
Altera Corp.	195,213	7,402,477
Analog Devices Inc.	178,985	6,545,481
Applied Materials Inc.	796,477	9,812,597
Atmel Corp.[a]	259,848	2,743,995
ATMI Inc.[a,b]	18,329	373,912
Broadcom Corp. Class Aa	292,482	10,555,675
Cabot Microelectronics Corp.[a,b]	13,813	532,077
Cavium Inc.[a,b]	28,808	941,733
Cree Inc.[a,b]	65,448	1,743,535
Cypress Semiconductor Corp.[a]	102,946	1,967,298
Emulex Corp.[a,b]	50,927	426,768
Fairchild Semiconductor International Inc.[a]	76,294	1,142,121

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

Hittite Microwave Corp.[a,b]	16,575	$871,845
Integrated Device Technology Inc.[a,b]	86,750	527,440
Intel Corp.	3,150,442	77,311,847
International Rectifier Corp.[a,b]	41,200	1,000,748
Intersil Corp. Class A	74,043	886,295
KLA-Tencor Corp.	100,830	4,748,085
Lam Research Corp.[a]	74,419	3,199,273
Linear Technology Corp.	126,470	4,086,246
LSI Corp.[a]	342,445	2,140,281
Marvell Technology Group Ltd.[a]	307,625	4,303,674
Maxim Integrated Products Inc.	179,730	4,701,737
MEMC Electronic Materials Inc.[a]	137,302	822,439
Microchip Technology Inc.[b]	114,584	4,143,357
Micron Technology Inc.[a]	518,568	2,898,795
Microsemi Corp.[a,b]	51,613	952,776
NetLogic Microsystems Inc.[a]	41,146	2,024,383
Novellus Systems Inc.[a]	41,380	1,429,679
NVIDIA Corp.[a]	356,837	5,281,188
OmniVision Technologies Inc.[a]	35,600	580,636
ON Semiconductor Corp.[a]	266,517	2,017,534
PMC-Sierra Inc.[a]	138,771	879,808
QLogic Corp.[a,b]	61,410	857,898
Rambus Inc.[a,b]	62,160	1,102,097
Rovi Corp.[a]	69,447	3,440,404
Semtech Corp.[a,b]	38,747	946,202
Silicon Laboratories Inc.[a,b]	26,004	1,111,671
Skyworks Solutions Inc.[a]	111,170	2,202,278
Teradyne Inc.[a,b]	110,373	1,580,541
Tessera Technologies Inc.[a]	30,177	415,537
Texas Instruments Inc.	704,035	21,634,995
TriQuint Semiconductor Inc.[a,b]	98,695	525,057
Varian Semiconductor Equipment Associates Inc.[a]	45,264	2,841,221
Xilinx Inc.	159,909	5,350,555

		213,005,741
SOFTWARE — 21.23%
ACI Worldwide Inc.[a,b]	24,442	749,636
Adobe Systems Inc.[a]	309,067	9,089,660
Advent Software Inc.[a,b]	22,892	627,241
Allscripts Healthcare Solutions Inc.[a,b]	121,418	2,325,155
ANSYS Inc.[a,b]	61,411	3,338,302
athenahealth Inc.[a,b]	21,358	1,130,052
Autodesk Inc.[a]	141,590	4,899,014

Security	Shares	Value

BMC Software Inc.[a]	115,306	$4,008,037
CA Inc.	270,446	5,857,860
Cerner Corp.[a]	91,451	5,800,737
Citrix Systems Inc.[a]	115,733	8,428,834
CommVault Systems Inc.[a,b]	26,919	1,146,211
Compuware Corp.[a]	142,704	1,205,849
Concur Technologies Inc.[a,b]	29,348	1,365,269
CSG Systems International Inc.[a,b]	21,053	299,795
Fair Isaac Corp.	23,292	637,036
Informatica Corp.[a]	67,855	3,087,403
Intuit Inc.	178,501	9,580,149
JDA Software Group Inc.[a,b]	28,544	909,697
Microsoft Corp.	4,485,647	119,452,780
Nuance Communications Inc.[a]	145,319	3,848,047
Oracle Corp.	2,007,377	65,781,744
Parametric Technology Corp.[a]	75,622	1,575,206
Progress Software Corp.[a,b]	43,563	917,437
QLIK Technologies Inc.[a]	46,548	1,329,876
Quality Systems Inc.	30,940	1,203,875
Quest Software Inc.[a]	38,292	673,556
Red Hat Inc.[a,b]	119,710	5,943,602
Salesforce.com Inc.[a,b]	74,403	9,908,248
Solera Holdings Inc.	48,222	2,634,368
VeriFone Systems Inc.[a,b]	62,121	2,622,127
VMware Inc. Class Aa	51,524	5,036,471

		285,413,274
TELECOMMUNICATIONS — 12.95%
Acme Packet Inc.[a,b]	32,743	1,185,624
ADTRAN Inc.	38,569	1,295,918
Amdocs Ltd.[a]	125,913	3,779,908
ARRIS Group Inc.[a,b]	71,711	771,610
Aruba Networks Inc.[a,b]	53,477	1,266,870
Ciena Corp.[a]	57,088	752,420
Cisco Systems Inc.	3,346,605	62,012,591
Comtech Telecommunications Corp.	15,125	500,788
Corning Inc.	940,420	13,438,602
Finisar Corp.[a,b]	53,811	1,102,587
Harmonic Inc.[a,b]	68,073	374,402
Harris Corp.	76,140	2,874,285
InterDigital Inc.[b]	27,321	1,187,097
JDS Uniphase Corp.[a,b]	133,776	1,605,312
Juniper Networks Inc.[a]	316,414	7,742,651
Motorola Mobility Holdings Inc.[a]	176,480	6,861,542

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

Motorola Solutions Inc.	182,331	$8,553,147
Plantronics Inc.	27,691	925,156
Polycom Inc.[a]	106,056	1,753,106
QUALCOMM Inc.	1,019,985	52,631,226
RF Micro Devices Inc.[a]	165,131	1,212,062
Sonus Networks Inc.[a,b]	123,189	326,451
Tellabs Inc.	198,492	859,470
ViaSat Inc.[a,b]	25,150	1,071,139

		174,083,964

TOTAL COMMON STOCKS (Cost: $1,314,782,356)		1,344,102,477

SHORT-TERM INVESTMENTS — 4.66%

MONEY MARKET FUNDS — 4.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	56,394,997	56,394,997
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	4,605,561	4,605,561
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	1,682,662	1,682,662

		62,683,220

TOTAL SHORT-TERM INVESTMENTS (Cost: $62,683,220)		62,683,220

TOTAL INVESTMENTS IN SECURITIES — 104.64% (Cost: $1,377,465,576)		1,406,785,697
Other Assets, Less Liabilities — (4.64)%		(62,376,234)

NET ASSETS — 100.00%		$1,344,409,463

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.97%

HOLDING COMPANIES — DIVERSIFIED — 3.34%
Leucadia National Corp.	649,960	$17,438,427

		17,438,427
INTERNET — 1.68%
AboveNet Inc.	147,719	8,767,123

		8,767,123
TELECOMMUNICATIONS — 94.95%
Alaska Communications Systems Group Inc.[a]	529,929	3,746,598
American Tower Corp. Class Ab	710,096	39,126,290
AT&T Inc.	3,323,412	97,409,206
Atlantic Tele-Network Inc.	116,794	4,432,332
Cbeyond Inc.[a,b]	387,760	3,195,142
CenturyLink Inc.	1,108,654	39,091,140
Cincinnati Bell Inc.[a,b]	1,797,996	5,789,547
Consolidated Communications Holdings Inc.	258,577	4,881,934
Crown Castle International Corp.[b]	618,801	25,593,609
Frontier Communications Corp.	3,029,931	18,967,368
General Communication Inc. Class Aa,b	437,266	4,132,164
Leap Wireless International Inc.[a,b]	609,774	4,237,929
Level 3 Communications Inc.[a,b]	652,531	17,416,052
MetroPCS Communications Inc.[b]	1,316,845	11,193,183
NII Holdings Inc.[b]	539,288	12,689,447
NTELOS Holdings Corp.	274,566	5,222,245
PAETEC Holding Corp.[a,b]	1,111,783	6,092,571
SBA Communications Corp. Class Aa,b	419,715	15,986,944
Shenandoah Telecommunications Co.	292,561	3,967,127
Sprint Nextel Corp.[b]	7,611,863	19,562,488
Telephone and Data Systems Inc.	451,420	10,463,916
tw telecom inc.[b]	688,833	12,743,411
United States Cellular Corp.[a,b]	134,209	5,350,913
USA Mobility Inc.	257,207	3,361,696
Verizon Communications Inc.	2,007,981	74,255,137
Virgin Media Inc.[a]	898,677	21,909,745
Vonage Holdings Corp.[a,b]	1,474,987	4,941,206
Windstream Corp.	1,587,543	19,320,398

		495,079,738

TOTAL COMMON STOCKS (Cost: $578,878,135)		521,285,288

Security	Shares	Value

SHORT-TERM INVESTMENTS — 12.21%

MONEY MARKET FUNDS — 12.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	58,815,565	$58,815,565
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	4,803,240	4,803,240
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	31,437	31,437

		63,650,242

TOTAL SHORT-TERM INVESTMENTS (Cost: $63,650,242)		63,650,242

TOTAL INVESTMENTS IN SECURITIES — 112.18% (Cost: $642,528,377)		584,935,530
Other Assets, Less Liabilities — (12.18)%		(63,509,365)

NET ASSETS — 100.00%		$521,426,165

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.92%

ELECTRIC — 81.63%
AES Corp. (The)[a,b]	990,848	$11,117,315
ALLETE Inc.	40,888	1,615,485
Alliant Energy Corp.	139,722	5,697,863
Ameren Corp.	303,358	9,671,053
American Electric Power Co. Inc.	610,432	23,977,769
Avista Corp.	73,158	1,861,871
Black Hills Corp.[b]	49,706	1,675,589
Calpine Corp.[a,b]	459,228	6,966,489
Cleco Corp.	77,102	2,842,751
CMS Energy Corp.	319,456	6,651,074
Consolidated Edison Inc.	367,742	21,281,230
Constellation Energy Group Inc.	227,863	9,046,161
Dominion Resources Inc.	720,471	37,169,099
DPL Inc.	148,421	4,504,577
DTE Energy Co.	213,254	11,112,666
Duke Energy Corp.	1,669,134	34,083,716
Dynegy Inc.[a,b]	131,278	481,790
Edison International	378,780	15,378,468
El Paso Electric Co.	52,732	1,689,006
Entergy Corp.	223,758	15,477,341
Exelon Corp.	835,350	37,081,187
FirstEnergy Corp.	528,857	23,777,411
GenOn Energy Inc.[a,b]	974,353	2,971,777
Great Plains Energy Inc.	171,423	3,555,313
Hawaiian Electric Industries Inc.	121,648	3,081,344
IDACORP Inc.	62,773	2,534,774
Integrys Energy Group Inc.	98,862	5,230,788
ITC Holdings Corp.	64,971	4,722,092
NextEra Energy Inc.	532,816	30,050,822
Northeast Utilities	221,610	7,661,058
NorthWestern Corp.	45,644	1,572,436
NRG Energy Inc.[a]	305,163	6,536,591
NSTAR	131,161	5,914,049
NV Energy Inc.	296,039	4,748,466
Pepco Holdings Inc.	285,448	5,651,870
PG&E Corp.	509,137	21,841,977
Pinnacle West Capital Corp.	137,323	6,259,182
PNM Resources Inc.	99,718	1,792,930
Portland General Electric Co.	94,874	2,328,208
PPL Corp.	731,278	21,477,635
Progress Energy Inc.	370,331	19,294,245

Security	Shares	Value

Public Service Enterprise Group Inc.	643,572	$21,688,376
SCANA Corp.	146,540	6,195,711
Southern Co.	1,085,568	46,896,538
TECO Energy Inc.	255,487	4,744,394
UIL Holdings Corp.	63,689	2,170,521
UniSource Energy Corp.	46,314	1,726,586
Westar Energy Inc.[b]	146,786	4,001,386
Wisconsin Energy Corp.	295,721	9,590,232
Xcel Energy Inc.	612,837	15,841,836

		553,241,048
ENERGY — ALTERNATE SOURCES — 0.33%
Covanta Holding Corp.	151,829	2,225,813

		2,225,813
GAS — 10.77%
AGL Resources Inc.	98,849	4,145,727
Atmos Energy Corp.	114,278	3,922,021
CenterPoint Energy Inc.	499,957	10,419,104
Laclede Group Inc. (The)	26,324	1,056,119
National Fuel Gas Co.	98,633	6,045,217
New Jersey Resources Corp.	52,501	2,468,597
Nicor Inc.	57,782	3,250,237
NiSource Inc.	355,072	7,843,540
Northwest Natural Gas Co.	33,565	1,568,157
Piedmont Natural Gas Co.	90,590	2,961,387
Sempra Energy	282,515	15,179,531
South Jersey Industries Inc.	37,631	2,119,002
Southwest Gas Corp.	57,890	2,285,497
UGI Corp.	141,702	4,062,596
Vectren Corp.	102,768	2,916,556
WGL Holdings Inc.	64,768	2,772,718

		73,016,006
PIPELINES — 5.47%
ONEOK Inc.	122,375	9,306,619
Questar Corp.	224,496	4,326,038
Spectra Energy Corp.	819,611	23,465,463

		37,098,120
WATER — 1.72%
American Water Works Co. Inc.	220,959	6,745,878
Aqua America Inc.	175,449	3,893,214
California Water Service Group	52,823	980,923

		11,620,015

TOTAL COMMON STOCKS (Cost: $691,574,668)		677,201,002

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	5,076,745	$5,076,745
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	414,598	414,598
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	986,982	986,982

		6,478,325

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,478,325)		6,478,325

TOTAL INVESTMENTS IN SECURITIES — 100.88% (Cost: $698,052,993)		683,679,327
Other Assets, Less Liabilities — (0.88)%		(5,947,910)

NET ASSETS — 100.00%		$677,731,417

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.94%

AIRLINES – 6.66%
AMR Corp.[a,b]	445,649	$1,172,057
Delta Air Lines Inc.[a]	502,866	4,284,418
JetBlue Airways Corp.[a,b]	517,960	2,320,461
Southwest Airlines Co.	692,447	5,920,422
United Continental Holdings Inc.[a]	467,721	9,036,370

		22,733,728
TRANSPORTATION — 88.51%
Alexander & Baldwin Inc.	402,901	16,724,420
C.H. Robinson Worldwide Inc.	416,945	28,948,491
Con-way Inc.	561,179	16,537,945
CSX Corp.	663,689	14,740,533
Expeditors International of Washington Inc.	367,677	16,766,071
FedEx Corp.	415,619	34,010,103
J.B. Hunt Transport Services Inc.	390,676	16,529,502
Kansas City Southern Industries Inc.[a,b]	263,607	16,652,054
Landstar System Inc.	375,849	16,774,141
Norfolk Southern Corp.	416,275	30,800,187
Overseas Shipholding Group Inc.[b]	487,369	6,082,365
Ryder System Inc.	327,367	16,676,075
Union Pacific Corp.	417,221	41,542,695
United Parcel Service Inc. Class B	416,633	29,264,302

		302,048,884
TRUCKING & LEASING — 4.77%
GATX Corp.	428,581	16,277,506

		16,277,506

TOTAL COMMON STOCKS (Cost: $403,929,155)		341,060,118

SHORT-TERM INVESTMENTS — 6.41%

MONEY MARKET FUNDS — 6.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	20,141,854	20,141,854

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	1,644,908	$1,644,908
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	92,390	92,390

		21,879,152

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,879,152)		21,879,152

TOTAL INVESTMENTS IN SECURITIES — 106.35% (Cost: $425,808,307)		362,939,270
Other Assets, Less Liabilities — (6.35)%		(21,662,945)

NET ASSETS — 100.00%		$341,276,325

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2011

	iShares Dow Jones U.S. Index Fund	iShares Dow Jones U.S. Energy Sector Index Fund	iShares Dow Jones U.S. Healthcare Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$530,066,209	$944,598,721	$680,238,409
Affiliated (Note 2)	18,357,711	25,516,738	23,853,300

Total cost of investments	$548,423,920	$970,115,459	$704,091,709

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$532,502,929	$902,443,209	$565,424,495
Affiliated (Note 2)	18,036,673	25,516,738	23,853,300

Total fair value of investments	550,539,602	927,959,947	589,277,795
Cash	85	—	—
Receivables:
Dividends and interest	556,855	621,087	540,523
Capital shares sold	—	36,474	14,634

Total Assets	551,096,542	928,617,508	589,832,952

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	15,744,928	24,586,888	23,380,095
Investment advisory fees (Note 2)	86,944	340,460	211,558

Total Liabilities	15,831,872	24,927,348	23,591,653

NET ASSETS	$535,264,670	$903,690,160	$566,241,299

Net assets consist of:
Paid-in capital	$573,601,254	$1,012,869,596	$713,796,315
Undistributed net investment income	699,983	288,388	470,452
Accumulated net realized loss	(41,152,249)	(67,312,312)	(33,211,554)
Net unrealized appreciation (depreciation)	2,115,682	(42,155,512)	(114,813,914)

NET ASSETS	$535,264,670	$903,690,160	$566,241,299

Shares outstanding[b]	8,500,000	22,750,000	8,200,000

Net asset value per share	$62.97	$39.72	$69.05

[a]	Securities on loan with values of $15,350,037, $24,008,320 and $22,819,462, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2011

	iShares Dow Jones U.S. Technology Sector Index Fund	iShares Dow Jones U.S. Telecommunications Sector Index Fund	iShares Dow Jones U.S. Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,314,782,356	$578,878,135	$691,574,668
Affiliated (Note 2)	62,683,220	63,650,242	6,478,325

Total cost of investments	$1,377,465,576	$642,528,377	$698,052,993

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,344,102,477	$521,285,288	$677,201,002
Affiliated (Note 2)	62,683,220	63,650,242	6,478,325

Total fair value of investments	1,406,785,697	584,935,530	683,679,327
Receivables:
Investment securities sold	8,421,713	—	—
Dividends and interest	283,775	2,861,601	551,679
Capital shares sold	1,155	—	7,811

Total Assets	1,415,492,340	587,797,131	684,238,817

LIABILITIES
Payables:
Investment securities purchased	9,558,245	2,531,084	762,696
Collateral for securities on loan (Note 5)	61,000,558	63,618,805	5,491,343
Capital shares redeemed	2,310	—	—
Investment advisory fees (Note 2)	521,764	221,077	253,361

Total Liabilities	71,082,877	66,370,966	6,507,400

NET ASSETS	$1,344,409,463	$521,426,165	$677,731,417

Net assets consist of:
Paid-in capital	$1,351,497,180	$782,603,292	$740,178,492
Undistributed (distributions in excess of) net investment income	(350,771)	575,530	(202,289)
Accumulated net realized loss	(36,057,067)	(204,159,810)	(47,871,120)
Net unrealized appreciation (depreciation)	29,320,121	(57,592,847)	(14,373,666)

NET ASSETS	$1,344,409,463	$521,426,165	$677,731,417

Shares outstanding[b]	20,350,000	24,650,000	7,950,000

Net asset value per share	$66.06	$21.15	$85.25

[a]	Securities on loan with values of $59,559,443, $62,063,086 and $5,361,853, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2011

iShares Dow Jones Transportation Average Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$403,929,155
Affiliated (Note 2)	21,879,152

Total cost of investments	$425,808,307

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$341,060,118
Affiliated (Note 2)	21,879,152

Total fair value of investments	362,939,270
Receivables:
Investment securities sold	9,108,049
Dividends and interest	42,349
Capital shares sold	726

Total Assets	372,090,394

LIABILITIES
Payables:
Investment securities purchased	8,898,608
Collateral for securities on loan (Note 5)	21,786,762
Capital shares redeemed	683
Investment advisory fees (Note 2)	128,016

Total Liabilities	30,814,069

NET ASSETS	$341,276,325

Net assets consist of:
Paid-in capital	$482,297,697
Distributions in excess of net investment income	(102,936)
Accumulated net realized loss	(78,049,399)
Net unrealized depreciation	(62,869,037)

NET ASSETS	$341,276,325

Shares outstanding[b]	3,900,000

Net asset value per share	$87.51

[a]	Securities on loan with a value of $21,216,070. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares Dow Jones U.S. Index Fund	iShares Dow Jones U.S. Energy Sector Index Fund	iShares Dow Jones U.S. Healthcare Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,635,689	$9,404,401	$6,304,568
Dividends — affiliated (Note 2)	26,477	—	—
Interest — affiliated (Note 2)	71	126	97
Securities lending income — affiliated (Note 2)	51,814	179,933	24,087

Total investment income	5,714,051	9,584,460	6,328,752

EXPENSES
Investment advisory fees (Note 2)	574,012	2,284,742	1,441,125

Total expenses	574,012	2,284,742	1,441,125

Net investment income	5,140,039	7,299,718	4,887,627

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,388,147)	(5,373,532)	(4,714,060)
Investments — affiliated (Note 2)	(5,603)	—	—
In-kind redemptions — unaffiliated	31,818,247	28,172,715	2,356,005
In-kind redemptions — affiliated (Note 2)	31,225	—	—

Net realized gain (loss)	27,455,722	22,799,183	(2,358,055)

Net change in unrealized appreciation/depreciation	(87,364,351)	(186,314,669)	(46,344,185)

Net realized and unrealized loss	(59,908,629)	(163,515,486)	(48,702,240)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(54,768,590)	$(156,215,768)	$(43,814,613)

[a]	Net of foreign withholding tax of $1,278, $2,203 and $ —, respectively.

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares Dow Jones U.S. Technology Sector Index Fund	iShares Dow Jones U.S. Telecommunications Sector Index Fund	iShares Dow Jones U.S. Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$7,383,460	$9,928,801	$10,463,267
Interest — affiliated (Note 2)	210	67	103
Securities lending income — affiliated (Note 2)	73,527	125,426	3,025

Total investment income	7,457,197	10,054,294	10,466,395

EXPENSES
Investment advisory fees (Note 2)	3,249,950	1,598,518	1,297,271

Total expenses	3,249,950	1,598,518	1,297,271

Net investment income	4,207,247	8,455,776	9,169,124

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,336,627)	(14,956,595)	(4,809,315)
In-kind redemptions — unaffiliated	54,405,499	32,239,273	4,062,592

Net realized gain (loss)	47,068,872	17,282,678	(746,723)

Net change in unrealized appreciation/depreciation	(112,156,692)	(121,833,963)	25,817,594

Net realized and unrealized gain (loss)	(65,087,820)	(104,551,285)	25,070,871

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(60,880,573)	$(96,095,509)	$34,239,995

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2011

iShares Dow Jones Transportation Average Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$4,966,983
Interest — affiliated (Note 2)	39
Securities lending income — affiliated (Note 2)	322,315

Total investment income	5,289,337

EXPENSES
Investment advisory fees (Note 2)	1,210,598

Total expenses	1,210,598

Net investment income	4,078,739

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(12,317,095)
In-kind redemptions — unaffiliated	(42,170,876)

Net realized loss	(54,487,971)

Net change in unrealized appreciation/depreciation	(53,542,755)

Net realized and unrealized loss	(108,030,726)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(103,951,987)

See notes to financial statements.

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,140,039	$10,270,338	$7,299,718	$10,635,583
Net realized gain (loss)	27,455,722	10,564,750	22,799,183	(5,409,499)
Net change in unrealized appreciation/depreciation	(87,364,351)	79,444,751	(186,314,669)	247,989,583

Net increase (decrease) in net assets resulting from operations	(54,768,590)	100,279,839	(156,215,768)	253,215,667

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,021,301)	(10,290,579)	(7,011,330)	(10,963,369)

Total distributions to shareholders	(5,021,301)	(10,290,579)	(7,011,330)	(10,963,369)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,453,240	50,487,934	72,731,568	302,068,052
Cost of shares redeemed	(108,370,915)	(61,435,738)	(183,023,962)	(111,823,490)

Net increase (decrease) in net assets from capital share transactions	(81,917,675)	(10,947,804)	(110,292,394)	190,244,562

INCREASE (DECREASE) IN NET ASSETS	(141,707,566)	79,041,456	(273,519,492)	432,496,860

NET ASSETS
Beginning of period	676,972,236	597,930,780	1,177,209,652	744,712,792

End of period	$535,264,670	$676,972,236	$903,690,160	$1,177,209,652

Undistributed net investment income included in net assets at end of period	$699,983	$581,245	$288,388	$—

SHARES ISSUED AND REDEEMED
Shares sold	400,000	850,000	1,800,000	7,500,000
Shares redeemed	(1,700,000)	(1,100,000)	(4,650,000)	(3,400,000)

Net increase (decrease) in shares outstanding	(1,300,000)	(250,000)	(2,850,000)	4,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Sector Index Fund		iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,887,627	$9,513,352	$4,207,247	$5,851,571
Net realized gain (loss)	(2,358,055)	(14,504,951)	47,068,872	63,405,603
Net change in unrealized appreciation/depreciation	(46,344,185)	88,571,092	(112,156,692)	108,078,451

Net increase (decrease) in net assets resulting from operations	(43,814,613)	83,579,493	(60,880,573)	177,335,625

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,906,987)	(9,490,835)	(4,558,018)	(6,385,097)

Total distributions to shareholders	(4,906,987)	(9,490,835)	(4,558,018)	(6,385,097)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	111,519,984	92,653,469	99,793,044	401,717,574
Cost of shares redeemed	(140,878,938)	(244,905,186)	(271,755,995)	(411,596,793)

Net decrease in net assets from capital share transactions	(29,358,954)	(152,251,717)	(171,962,951)	(9,879,219)

INCREASE (DECREASE) IN NET ASSETS	(78,080,554)	(78,163,059)	(237,401,542)	161,071,309

NET ASSETS
Beginning of period	644,321,853	722,484,912	1,581,811,005	1,420,739,696

End of period	$566,241,299	$644,321,853	$1,344,409,463	$1,581,811,005

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$470,452	$489,812	$(350,771)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,550,000	1,450,000	1,550,000	6,350,000
Shares redeemed	(2,100,000)	(3,950,000)	(4,350,000)	(7,050,000)

Net decrease in shares outstanding	(550,000)	(2,500,000)	(2,800,000)	(700,000)

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,455,776	$17,832,503	$9,169,124	$18,758,353
Net realized gain (loss)	17,282,678	6,124,631	(746,723)	(6,517,182)
Net change in unrealized appreciation/depreciation	(121,833,963)	125,623,274	25,817,594	57,153,179

Net increase (decrease) in net assets resulting from operations	(96,095,509)	149,580,408	34,239,995	69,394,350

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,880,246)	(21,876,646)	(9,971,280)	(19,055,735)

Total distributions to shareholders	(7,880,246)	(21,876,646)	(9,971,280)	(19,055,735)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	269,203,840	559,396,336	175,649,694	131,109,981
Cost of shares redeemed	(330,637,396)	(583,795,959)	(33,164,703)	(139,196,746)

Net increase (decrease) in net assets from capital share transactions	(61,433,556)	(24,399,623)	142,484,991	(8,086,765)

INCREASE (DECREASE) IN NET ASSETS	(165,409,311)	103,304,139	166,753,706	42,251,850

NET ASSETS
Beginning of period	686,835,476	583,531,337	510,977,711	468,725,861

End of period	$521,426,165	$686,835,476	$677,731,417	$510,977,711

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$575,530	$—	$(202,289)	$599,867

SHARES ISSUED AND REDEEMED
Shares sold	11,300,000	27,100,000	2,150,000	1,750,000
Shares redeemed	(14,650,000)	(27,750,000)	(400,000)	(1,850,000)

Net increase (decrease) in shares outstanding	(3,350,000)	(650,000)	1,750,000	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Transportation Average Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,078,739	$6,762,427
Net realized gain (loss)	(54,487,971)	77,350,996
Net change in unrealized appreciation/depreciation	(53,542,755)	22,610,983

Net increase (decrease) in net assets resulting from operations	(103,951,987)	106,724,406

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,181,675)	(7,064,695)

Total distributions to shareholders	(4,181,675)	(7,064,695)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	942,835,697	4,122,942,488
Cost of shares redeemed	(1,111,611,217)	(4,151,914,734)

Net decrease in net assets from capital share transactions	(168,775,520)	(28,972,246)

INCREASE (DECREASE) IN NET ASSETS	(276,909,182)	70,687,465

NET ASSETS
Beginning of period	618,185,507	547,498,042

End of period	$341,276,325	$618,185,507

Distributions in excess of net investment income included in net assets at end of period	$(102,936)	$—

SHARES ISSUED AND REDEEMED
Shares sold	10,100,000	48,850,000
Shares redeemed	(12,400,000)	(49,150,000)

Net decrease in shares outstanding	(2,300,000)	(300,000)

See notes to financial statements.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$69.08	$59.50	$43.17	$67.74	$72.25	$64.06

Income from investment operations:
Net investment income[a]	0.57	1.05	0.94	1.14	1.16	1.07
Net realized and unrealized gain (loss)[b]	(6.11)	9.59	16.34	(24.58)	(4.51)	8.16

Total from investment operations	(5.54)	10.64	17.28	(23.44)	(3.35)	9.23

Less distributions from:
Net investment income	(0.57)	(1.06)	(0.95)	(1.13)	(1.16)	(1.04)

Total distributions	(0.57)	(1.06)	(0.95)	(1.13)	(1.16)	(1.04)

Net asset value, end of period	$62.97	$69.08	$59.50	$43.17	$67.74	$72.25

Total return	(7.99)%[c]	18.16%	40.33%	(34.80)%	(4.70)%	14.57%

Ratios/Supplemental data:
Net assets, end of period (000s)	$535,265	$676,972	$597,931	$487,847	$579,188	$650,250
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.79%	1.75%	1.80%	2.27%	1.64%	1.62%
Portfolio turnover rate[e]	3%	5%	6%	7%	4%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009[a]	Year ended Apr. 30, 2008[a]	Year ended Apr. 30, 2007[a]
Net asset value, beginning of period	$45.98	$34.64	$27.29	$47.57	$36.79	$32.31

Income from investment operations:
Net investment income[b]	0.30	0.50	0.47	0.46	0.36	0.37
Net realized and unrealized gain (loss)[c]	(6.27)	11.35	7.36	(20.28)	10.79	4.49

Total from investment operations	(5.97)	11.85	7.83	(19.82)	11.15	4.86

Less distributions from:
Net investment income	(0.29)	(0.51)	(0.48)	(0.46)	(0.37)	(0.37)
Return of capital	—	—	—	—	(0.00)[d]	(0.01)

Total distributions	(0.29)	(0.51)	(0.48)	(0.46)	(0.37)	(0.38)

Net asset value, end of period	$39.72	$45.98	$34.64	$27.29	$47.57	$36.79

Total return	(12.94)%[e]	34.71%	28.89%	(41.84)%	30.45%	15.26%

Ratios/Supplemental data:
Net assets, end of period (000s)	$903,690	$1,177,210	$744,713	$597,617	$1,198,857	$905,090
Ratio of expenses to average net assets[f]	0.47%	0.47%	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	1.50%	1.36%	1.48%	1.28%	0.84%	1.13%
Portfolio turnover rate[g]	3%	6%	8%	25%	2%	6%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$73.64	$64.22	$49.35	$63.53	$71.20	$61.79

Income from investment operations:
Net investment income[a]	0.56	1.04	0.87	0.95	0.76	0.86
Net realized and unrealized gain (loss)[b]	(4.58)	9.44	14.92	(14.20)	(7.55)	9.29

Total from investment operations	(4.02)	10.48	15.79	(13.25)	(6.79)	10.15

Less distributions from:
Net investment income	(0.57)	(1.06)	(0.92)	(0.93)	(0.88)	(0.74)

Total distributions	(0.57)	(1.06)	(0.92)	(0.93)	(0.88)	(0.74)

Net asset value, end of period	$69.05	$73.64	$64.22	$49.35	$63.53	$71.20

Total return	(5.45)%[c]	16.59%	32.12%	(21.00)%	(9.63)%	16.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$566,241	$644,322	$722,485	$658,785	$857,697	$1,302,928
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.59%	1.63%	1.46%	1.68%	1.10%	1.32%
Portfolio turnover rate[e]	3%	8%	4%	7%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$68.33	$59.57	$41.61	$56.38	$56.66	$51.89

Income from investment operations:
Net investment income[a]	0.19	0.26	0.23	0.23	0.13	0.08
Net realized and unrealized gain (loss)[b]	(2.25)	8.78	17.98	(14.76)	(0.25)	4.80

Total from investment operations	(2.06)	9.04	18.21	(14.53)	(0.12)	4.88

Less distributions from:
Net investment income	(0.21)	(0.28)	(0.25)	(0.24)	(0.13)	(0.08)
Return of capital	—	—	—	—	(0.03)	(0.03)

Total distributions	(0.21)	(0.28)	(0.25)	(0.24)	(0.16)	(0.11)

Net asset value, end of period	$66.06	$68.33	$59.57	$41.61	$56.38	$56.66

Total return	(2.99)%[c]	15.24%	43.88%	(25.76)%	(0.23)%	9.43%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,344,409	$1,581,811	$1,420,740	$826,010	$1,088,048	$781,887
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	0.61%	0.42%	0.44%	0.52%	0.21%	0.15%
Portfolio turnover rate[e]	3%	8%	4%	5%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$24.53	$20.37	$17.20	$25.27	$31.70	$25.57

Income from investment operations:
Net investment income[a]	0.29	0.58	0.73	0.74	0.58	0.70
Net realized and unrealized gain (loss)[b]	(3.40)	4.30	3.17	(8.10)	(6.38)	6.05

Total from investment operations	(3.11)	4.88	3.90	(7.36)	(5.80)	6.75

Less distributions from:
Net investment income	(0.27)	(0.72)	(0.73)	(0.71)	(0.63)	(0.62)

Total distributions	(0.27)	(0.72)	(0.73)	(0.71)	(0.63)	(0.62)

Net asset value, end of period	$21.15	$24.53	$20.37	$17.20	$25.27	$31.70

Total return	(12.68)%[c]	24.48%	23.04%	(29.28)%	(18.57)%	26.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$521,426	$686,835	$583,531	$531,481	$596,315	$1,039,852
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.48%	2.65%	3.90%	3.86%	1.92%	2.46%
Portfolio turnover rate[e]	11%	29%	28%	26%	35%	12%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$82.42	$74.40	$61.49	$97.45	$101.03	$76.76

Income from investment operations:
Net investment income[a]	1.37	2.89	2.72	2.70	2.41	2.25
Net realized and unrealized gain (loss)[b]	2.95	8.08	12.98	(36.08)	(3.56)	24.31

Total from investment operations	4.32	10.97	15.70	(33.38)	(1.15)	26.56

Less distributions from:
Net investment income	(1.49)	(2.95)	(2.79)	(2.58)	(2.43)	(2.29)

Total distributions	(1.49)	(2.95)	(2.79)	(2.58)	(2.43)	(2.29)

Net asset value, end of period	$85.25	$82.42	$74.40	$61.49	$97.45	$101.03

Total return	5.34%[c]	15.18%	25.85%	(34.67)%	(1.09)%	35.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$677,731	$510,978	$468,726	$405,856	$803,978	$959,823
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.31%	3.79%	3.87%	3.45%	2.46%	2.59%
Portfolio turnover rate[e]	3%	8%	6%	9%	7%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$99.71	$84.23	$56.23	$92.45	$90.20	$83.75

Income from investment operations:
Net investment income[a]	0.72	0.99	0.93	0.95	0.76	0.51
Net realized and unrealized gain (loss)[b]	(12.10)	15.55	28.02	(36.08)	2.35	6.53

Total from investment operations	(11.38)	16.54	28.95	(35.13)	3.11	7.04

Less distributions from:
Net investment income	(0.82)	(1.06)	(0.95)	(1.09)	(0.86)	(0.54)
Return of capital	—	—	—	—	—	(0.05)

Total distributions	(0.82)	(1.06)	(0.95)	(1.09)	(0.86)	(0.59)

Net asset value, end of period	$87.51	$99.71	$84.23	$56.23	$92.45	$90.20

Total return	(11.37)%[c]	19.89%	51.90%	(38.06)%	3.49%	8.45%

Ratios/Supplemental data:
Net assets, end of period (000s)	$341,276	$618,186	$547,498	$261,450	$771,973	$365,312
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.57%	1.16%	1.33%	1.29%	0.86%	0.60%
Portfolio turnover rate[e]	10%	8%	12%	15%	9%	8%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Dow Jones U.S.	Diversified
Dow Jones U.S. Energy Sector	Non-diversified
Dow Jones U.S. Healthcare Sector	Non-diversified
Dow Jones U.S. Technology Sector	Non-diversified
Dow Jones U.S. Telecommunications Sector	Non-diversified
Dow Jones U.S. Utilities Sector	Non-diversified
Dow Jones Transportation Average	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
Dow Jones U.S.
Common Stocks	$534,261,732	$—	$367	$534,262,099
Short-Term Investments	16,277,503	—	—	16,277,503

	$550,539,235	$—	$367	$550,539,602

Dow Jones U.S. Energy Sector
Common Stocks	$902,439,065	$—	$4,144	$902,443,209
Short-Term Investments	25,516,738	—	—	25,516,738

	$927,955,803	$—	$4,144	$927,959,947

Dow Jones U.S. Healthcare Sector
Common Stocks	$565,424,495	$—	$—	$565,424,495
Short-Term Investments	23,853,300	—	—	23,853,300

	$589,277,795	$—	$—	$589,277,795

Dow Jones U.S. Technology Sector
Common Stocks	$1,344,102,477	$—	$—	$1,344,102,477
Short-Term Investments	62,683,220	—	—	62,683,220

	$1,406,785,697	$—	$—	$1,406,785,697

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
Dow Jones U.S. Telecommunications Sector
Common Stocks	$521,285,288	$—	$—	$521,285,288
Short-Term Investments	63,650,242	—	—	63,650,242

	$584,935,530	$—	$—	$584,935,530

Dow Jones U.S. Utilities Sector
Common Stocks	$677,201,002	$—	$—	$677,201,002
Short-Term Investments	6,478,325	—	—	6,478,325

	$683,679,327	$—	$—	$683,679,327

Dow Jones Transportation Average
Common Stocks	$341,060,118	$—	$—	$341,060,118
Short-Term Investments	21,879,152	—	—	21,879,152

	$362,939,270	$—	$—	$362,939,270

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of April 30, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Dow Jones U.S.	$—	$773,777	$—	$—	$—	$12,857,723	$29,445,888	$2,653,096	$45,730,484
Dow Jones U.S. Energy Sector	124,959	—	—	712,195	—	17,026,947	47,146,200	10,785,190	75,795,491
Dow Jones U.S. Healthcare Sector	799,884	—	519,297	3,188,912	2,321,632	1,325,798	8,036,854	2,243,166	18,435,543
Dow Jones U.S. Technology Sector	1,952,962	2,052,426	3,556,590	5,706,797	4,320,339	10,350,313	19,733,772	6,381,458	54,054,657
Dow Jones U.S. Telecommunications Sector	998,718	376,854	—	3,799,540	—	37,556,483	109,926,562	30,701,158	183,359,315
Dow Jones U.S. Utilities Sector	8,539,740	1,702,578	—	4,406,966	—	345,393	18,294,046	5,497,127	38,785,850
Dow Jones Transportation Average	—	2,986	1,535,209	781,024	—	10,444,516	3,834,866	4,851,034	21,449,635

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

As of October 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S.	$566,367,388	$62,823,518	$(78,651,304)	$(15,827,786)
Dow Jones U.S. Energy Sector	982,111,728	60,028,332	(114,180,113)	(54,151,781)
Dow Jones U.S. Healthcare Sector	714,013,403	21,050,091	(145,785,699)	(124,735,608)
Dow Jones U.S. Technology Sector	1,397,193,808	178,373,753	(168,781,864)	9,591,889
Dow Jones U.S. Telecommunications Sector	665,326,870	14,262,040	(94,653,380)	(80,391,340)
Dow Jones U.S. Utilities Sector	709,312,595	46,029,993	(71,663,261)	(25,633,268)
Dow Jones Transportation Average	428,150,346	1,430,879	(66,641,955)	(65,211,076)

Management has reviewed the tax positions as of October 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Transportation Average Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to the iShares Dow Jones U.S. Index Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S.	$27,900
Dow Jones U.S. Energy Sector	96,887
Dow Jones U.S. Healthcare Sector	12,970
Dow Jones U.S. Technology Sector	39,591
Dow Jones U.S. Telecommunications Sector	67,537
Dow Jones U.S. Utilities Sector	1,629
Dow Jones Transportation Average	173,554

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain
Dow Jones U.S.
BlackRock Inc.	4,422	335	(803)	3,954	$623,902	$11,231	$6,891
PNC Financial Services Group Inc. (The)	24,305	1,218	(4,386)	21,137	1,135,268	15,246	18,731

					$1,759,170	$26,477	$25,622

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S.	$16,688,252	$16,616,881
Dow Jones U.S. Energy Sector	26,873,166	27,057,972
Dow Jones U.S. Healthcare Sector	21,598,861	21,642,213
Dow Jones U.S. Technology Sector	37,159,433	37,301,910
Dow Jones U.S. Telecommunications Sector	74,067,382	72,336,698
Dow Jones U.S. Utilities Sector	15,905,072	15,134,202
Dow Jones Transportation Average	49,059,564	49,816,839

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$26,387,533	$108,027,606
Dow Jones U.S. Energy Sector	72,606,430	182,776,490
Dow Jones U.S. Healthcare Sector	111,175,768	140,558,644
Dow Jones U.S. Technology Sector	99,641,557	271,264,269
Dow Jones U.S. Telecommunications Sector	266,847,510	327,687,880
Dow Jones U.S. Utilities Sector	174,360,865	32,721,367
Dow Jones Transportation Average	941,422,601	1,109,689,020

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	71

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds, with the exception of iShares Dow Jones U.S. Index Fund, already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase, and that the Board had approved additional breakpoints in a previous year. The Board noted that the Advisory Contract for iShares Dow Jones U.S. Index Fund did not provide for any breakpoints in the Fund’s investment advisory rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for iShares Dow Jones U.S. Index Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds, except for iShares Dow Jones U.S. Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S.	$0.55877	$—	$0.00758	$0.56635	99%	—%	1%	100%
Dow Jones U.S. Utilities Sector	1.42561	—	0.06252	1.48813	96	—	4	100

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones Trademark Holdings, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-41-1011

October 31, 2011

2011 Semi-Annual Report

iShares Trust

iShares Dow Jones U.S. Aerospace & Defense Index Fund  |  ITA  |  NYSE Arca

iShares Dow Jones U.S. Broker-Dealers Index Fund  |  IAI  |  NYSE Arca

iShares Dow Jones U.S. Healthcare Providers Index Fund  |  IHF  |  NYSE Arca

iShares Dow Jones U.S. Home Construction Index Fund  |  ITB  |  NYSE Arca

iShares Dow Jones U.S. Insurance Index Fund  |  IAK  |  NYSE Arca

iShares Dow Jones U.S. Medical Devices Index Fund  |  IHI  |  NYSE Arca

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund  |  IEO  |  NYSE Arca

iShares Dow Jones U.S. Oil Equipment & Services Index Fund  |  IEZ  |  NYSE Arca

iShares Dow Jones U.S. Pharmaceuticals Index Fund  |  IHE  |  NYSE Arca

iShares Dow Jones U.S. Regional Banks Index Fund  |  IAT  |  NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.57%	6.49%	6.94%	4.43%	4.42%	4.89%	4.07%	4.06%	4.55%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.57%	6.49%	6.94%	24.22%	24.17%	26.98%	24.59%	24.46%	27.69%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

The iShares Dow Jones U.S. Aerospace & Defense Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Aerospace & Defense IndexSM (the “Index”). The Index measures the performance of the aerospace and defense sector of the U.S. equity market. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (6.93)%, net of fees, while the total return for the Index was (6.86)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Aerospace/Defense	44.38%
Aerospace/Defense — Equipment	30.34
Metal Processors & Fabricators	7.48
Advanced Materials/Products	3.86
Electronics — Military	3.54
Diversified Manufacturing Operations	3.50
Electronic Measuring Instruments	2.86
Shipbuilding	1.77
Enterprise Software/Services	1.34
Automotive — Medium & Heavy Duty Trucks	0.81
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

United Technologies Corp.	8.94%
Boeing Co. (The)	7.61
Precision Castparts Corp.	5.87
Goodrich Corp.	5.81
Lockheed Martin Corp.	5.60
General Dynamics Corp.	5.52
Raytheon Co.	5.03
Northrop Grumman Corp.	5.00
Rockwell Collins Inc.	4.05
L-3 Communications Holdings Inc.	3.54

TOTAL	56.97%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.34)%	(14.96)%	(14.45)%	(14.73)%	(14.65)%	(14.42)%	(12.30)%	(12.22)%	(12.00)%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.34)%	(14.96)%	(14.45)%	(54.93)%	(54.70)%	(54.11)%	(51.44)%	(51.20)%	(50.47)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

The iShares Dow Jones U.S. Broker-Dealers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Investment Services IndexSM (the “Index”). The Index measures the performance of the investment services sector of the U.S. equity market, and includes companies providing a range of specialized financial services, including securities brokers and dealers, online brokers and securities or commodities exchanges. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (25.40)%, net of fees, while the total return for the Index was (24.80)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Finance — Investment Banker/Broker	46.30%
Finance — Other Services	30.74
Special Purpose Banks	16.91
Investment Management/Advisory Services	5.96
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Goldman Sachs Group Inc. (The)	8.75%
Morgan Stanley	8.16
CME Group Inc.	6.76
Charles Schwab Corp. (The)	6.10
Ameriprise Financial Inc.	5.96
IntercontinentalExchange Inc.	5.79
NYSE Euronext Inc.	4.89
TD Ameritrade Holding Corp.	4.78
Raymond James Financial Inc.	4.36
NASDAQ OMX Group Inc. (The)	4.34

TOTAL	59.89%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.78%	15.68%	16.15%	2.94%	2.92%	3.41%	3.15%	3.14%	3.64%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.78%	15.68%	16.15%	15.58%	15.50%	18.24%	18.63%	18.55%	21.71%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

The iShares Dow Jones U.S. Healthcare Providers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Health Care Providers IndexSM (the “Index”). The Index measures the performance of the health care providers sector of the U.S. equity market, and includes companies that are health care providers such as owners and operators of health maintenance organizations, hospitals, clinics, dental and eye care facilities, nursing homes and rehabilitation and retirement centers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (11.23)%, net of fees, while the total return for the Index was (11.08)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Medical — HMO	47.69%
Pharmacy Services	15.24
Medical Labs & Testing Services	9.33
Medical — Hospitals	8.86
Medical — Outpatient/Home Medical Care	3.11
Dialysis Centers	2.87
Research & Development	2.74
Physician Practice Management	2.48
Commercial Services	1.99
Retirement/Aged Care Facilities	1.52
Physical Therapy/Rehab Centers	1.01
Other*	3.12
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

UnitedHealth Group Inc.	13.02%
WellPoint Inc.	8.04
Medco Health Solutions Inc.	7.01
Express Scripts Inc.	6.85
Aetna Inc.	5.38
Humana Inc.	5.37
CIGNA Corp.	4.55
Quest Diagnostics Inc.	3.73
Laboratory Corp. of America Holdings	3.53
DaVita Inc.	2.87

TOTAL	60.35%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.95)%	(4.87)%	(4.58)%	(21.81)%	(21.81)%	(20.93)%	(23.43)%	(23.43)%	(22.62)%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.95)%	(4.87)%	(4.58)%	(70.78)%	(70.78)%	(69.08)%	(76.99)%	(76.99)%	(75.58)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

The iShares Dow Jones U.S. Home Construction Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Home Construction IndexSM (the “Index”). The Index measures the performance of the home construction sector of the U.S. equity market, and includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (20.31)%, net of fees, while the total return for the Index was (20.15)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Building — Residential/Commercial	59.43%
Retail — Building Products	9.57
Building and Construction Products — Miscellaneous	5.35
Building — Mobile Home/Manufactured Housing & RV	4.58
Coatings/Paint	4.22
Distribution/Wholesale	3.70
Diversified Manufacturing Operations	2.98
Building Products — Wood	2.85
Textile — Home Furnishings	2.73
Building Products — Air and Heating	1.95
Building Products — Cement/Aggregates	1.64
Home Furnishings	0.93
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

NVR Inc.	9.87%
D.R. Horton Inc.	9.48
Lennar Corp. Class A	8.13
Toll Brothers Inc.	7.54
Pulte Group Inc.	5.92
Home Depot Inc. (The)	5.29
M.D.C. Holdings Inc.	4.49
Lowe’s Companies Inc.	4.28
Sherwin-Williams Co. (The)	4.22
Cavco Industries Inc.	3.71

TOTAL	62.93%

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.04)%	(1.04)%	(0.58)%	(9.43)%	(9.42)%	(9.03)%	(7.90)%	(7.91)%	(7.51)%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.04)%	(1.04)%	(0.58)%	(39.04)%	(39.01)%	(37.71)%	(36.43)%	(36.45)%	(34.88)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

The iShares Dow Jones U.S. Insurance Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Insurance IndexSM (the “Index”). The Index measures the performance of the insurance sector of the U.S. equity market, and includes companies in the following industry groups: full line insurance, insurance brokers, property and casualty insurance, reinsurance and life insurance. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (13.02)%, net of fees, while the total return for the Index was (12.85)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Multi-line Insurance	39.97%
Property/Casualty Insurance	28.39
Life/Health Insurance	25.61
Insurance Brokers	2.60
Reinsurance	2.28
Financial Guarantee Insurance	1.11
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

MetLife Inc.	9.15%
Prudential Financial Inc.	8.32
Travelers Companies Inc. (The)	7.73
ACE Ltd.	7.73
Aflac Inc.	6.72
Chubb Corp. (The)	6.06
Loews Corp.	4.41
Allstate Corp. (The)	4.05
Progressive Corp. (The)	3.61
American International Group Inc.	3.39

TOTAL	61.17%

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.64%	9.60%	10.14%	4.09%	4.09%	4.63%	3.44%	3.44%	3.97%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.64%	9.60%	10.14%	22.17%	22.22%	25.37%	20.44%	20.44%	23.89%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

The iShares Dow Jones U.S. Medical Devices Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Medical Equipment IndexSM (the “Index”). The Index measures the performance of the medical equipment sector of the U.S. equity market, and includes medical equipment companies including manufacturers and distributors of medical devices such as magnetic resonance imaging (MRI) scanners, prosthetics, pacemakers, X-ray machines and other nondisposable medical devices. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (13.51)%, net of fees, while the total return for the Index was (13.33)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Medical Instruments	37.40%
Medical Products	31.32
Instruments — Scientific	10.84
Hospital Beds/Equipment	4.95
Respiratory Products	2.82
Dental Supplies & Equipment	2.27
Patient Monitoring Equipment	2.17
Diagnostic Equipment	1.99
Medical — Biomedical/Gene	1.87
Medical Sterilization Products	1.67
Electronic Measuring Instruments	1.03
Other*	1.56
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Medtronic Inc.	10.17%
Covidien PLC	7.62
Intuitive Surgical Inc.	6.85
Thermo Fisher Scientific Inc.	6.83
Stryker Corp.	5.81
St. Jude Medical Inc.	5.18
Zimmer Holdings Inc.	4.62
Boston Scientific Corp.	4.27
Waters Corp.	4.01
Varian Medical Systems Inc.	3.93

TOTAL	59.29%

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.70%	19.74%	20.18%	6.38%	6.41%	6.80%	4.64%	4.64%	5.07%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.70%	19.74%	20.18%	36.25%	36.41%	38.95%	28.33%	28.35%	31.25%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

The iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production IndexSM (the “Index”). The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market, and includes companies that are engaged in the exploration for and extraction, production, refining, and supply of oil and gas products. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (14.49)%, net of fees, while the total return for the Index was (14.34)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets
Oil Companies — Exploration & Production	87.58%
Oil Refining & Marketing	7.30
Oil Companies — Integrated	2.91
Gas — Distribution	1.92
Oil — Field Services	0.25
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Occidental Petroleum Corp.	17.15%
Anadarko Petroleum Corp.	8.90
Apache Corp.	8.69
Devon Energy Corp.	5.82
EOG Resources Inc.	5.47
Chesapeake Energy Corp.	4.22
Noble Energy Inc.	3.59
Southwestern Energy Co.	3.32
Valero Energy Corp.	3.19
Marathon Petroleum Corp.	2.91

TOTAL	63.26%

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.10%	5.07%	15.62%	4.68%	4.68%	5.00%	1.37%	1.37%	1.70%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.10%	5.07%	15.62%	25.67%	25.69%	27.66%	7.76%	7.75%	9.71%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	19

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

The iShares Dow Jones U.S. Oil Equipment & Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment & Services IndexSM (the “Index”). The Index measures the performance of the oil equipment and services sector of the U.S. equity market, and includes companies that are suppliers of equipment or services to oil fields and offshore platforms, such as drilling, exploration, engineering, logistics, seismic information services and platform construction. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (19.36)%, net of fees, while the total return for the Index was (19.22)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Oil — Field Services	53.76%
Oil Field Machinery & Equipment	23.55
Oil & Gas Drilling	17.68
Transportation — Marine	2.03
Engineering/Research and Development Services	1.27
Transportation — Services	1.02
Seismic Data Collection	0.62
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Schlumberger Ltd.	19.18%
Halliburton Co.	9.07
National Oilwell Varco Inc.	8.63
Baker Hughes Inc.	7.33
Cameron International Corp.	4.31
Weatherford International Ltd.	4.16
FMC Technologies Inc.	4.01
Noble Corp.	3.62
Nabors Industries Ltd.	2.36
Helmerich & Payne Inc.	2.31

TOTAL	64.98%

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.54%	12.58%	13.10%	7.16%	7.17%	7.68%	7.88%	7.89%	8.42%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.54%	12.58%	13.10%	41.30%	41.39%	44.79%	51.84%	51.90%	56.00%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	21

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

The iShares Dow Jones U.S. Pharmaceuticals Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Pharmaceuticals IndexSM (the “Index”). The Index measures the performance of the pharmaceuticals sector of the U.S. equity market, and includes pharmaceutical companies such as manufacturers of prescription or over-the-counter drugs or vaccines, but excludes producers of vitamins. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (1.69)%, net of fees, while the total return for the Index was (1.45)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets
Medical — Drugs	63.14%
Medical Products	11.81
Medical — Generic Drugs	11.58
Medical — Biomedical/Gene	6.55
Therapeutics	5.87
Consumer Products — Miscellaneous	0.94
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Johnson & Johnson	9.77%
Pfizer Inc.	9.29
Merck & Co. Inc.	8.20
Abbott Laboratories	7.40
Bristol-Myers Squibb Co.	6.25
Eli Lilly and Co.	5.14
Allergan Inc.	4.56
Watson Pharmaceuticals Inc.	3.10
Mylan Inc.	3.01
Forest Laboratories Inc.	2.83

TOTAL	59.55%

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.50)%	(4.46)%	(4.02)%	(14.24)%	(14.24)%	(13.95)%	(12.56)%	(12.56)%	(12.26)%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.50)%	(4.46)%	(4.02)%	(53.61)%	(53.61)%	(52.82)%	(52.22)%	(52.23)%	(51.27)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	23

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

The iShares Dow Jones U.S. Regional Banks Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Regional Banks IndexSM (the “Index”). The Index measures the performance of the regional bank sector of the U.S. equity market, and is a subset of the Dow Jones U.S. Bank Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (15.24)%, net of fees, while the total return for the Index was (15.04)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets
Super-Regional Banks — U.S.	49.37%
Commercial Banks — Southern U.S.	14.05
Commercial Banks — Eastern U.S.	9.77
Commercial Banks — Central U.S.	9.76
Savings & Loans/Thrifts — Eastern U.S.	7.66
Commercial Banks — Western U.S.	7.40
Savings & Loans/Thrifts — Central U.S.	1.18
Savings & Loans/Thrifts — Western U.S.	0.65
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
U.S. Bancorp	21.00%
PNC Financial Services Group Inc. (The)	12.13
BB&T Corp.	6.93
Fifth Third Bancorp	4.72
SunTrust Banks Inc.	4.53
M&T Bank Corp.	4.10
KeyCorp	2.88
New York Community Bancorp Inc.	2.49
Comerica Inc.	2.20
Regions Financial Corp.	2.12

TOTAL	63.10%

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/11)	Ending Account Value (10/31/11)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/11 to 10/31/11)
Dow Jones U.S. Aerospace & Defense
Actual	$1,000.00	$ 930.70	0.47%	$2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Broker-Dealers
Actual	1,000.00	746.00	0.47	2.06
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Healthcare Providers
Actual	1,000.00	887.70	0.47	2.23
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Home Construction
Actual	1,000.00	796.90	0.47	2.12
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39

SHAREHOLDER EXPENSES	25

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/11)	Ending Account Value (10/31/11)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/11 to 10/31/11)
Dow Jones U.S. Insurance
Actual	$1,000.00	$ 869.80	0.47%	$2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Medical Devices
Actual	1,000.00	864.90	0.47	2.20
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Oil & Gas Exploration & Production
Actual	1,000.00	855.10	0.47	2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Oil Equipment & Services
Actual	1,000.00	806.40	0.47	2.13
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Pharmaceuticals
Actual	1,000.00	983.10	0.47	2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39
Dow Jones U.S. Regional Banks
Actual	1,000.00	847.60	0.47	2.18
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.39

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited)

iSHARES ® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.88%

ADVANCED MATERIALS/PRODUCTS — 3.86%
Ceradyne Inc.[a,b]	47,239	$1,580,617
Hexcel Corp.[a,b]	104,883	2,591,659

		4,172,276
AEROSPACE/DEFENSE — 44.38%
AeroVironment Inc.[a,b]	42,204	1,393,998
Boeing Co. (The)	124,817	8,211,710
Cubic Corp.	33,174	1,563,159
Esterline Technologies Corp.[a]	34,320	1,918,488
General Dynamics Corp.	92,774	5,955,163
Lockheed Martin Corp.	79,737	6,052,038
Northrop Grumman Corp.	93,402	5,393,966
Raytheon Co.	122,826	5,427,681
Rockwell Collins Inc.	78,383	4,376,123
Spirit AeroSystems Holdings Inc. Class Aa,b	133,168	2,273,178
Teledyne Technologies Inc.[a,b]	41,339	2,251,735
TransDigm Group Inc.[a]	33,029	3,102,084

		47,919,323
AEROSPACE/DEFENSE — EQUIPMENT — 30.34%
AAR Corp.	68,716	1,369,510
Alliant Techsystems Inc.	36,629	2,127,412
BE Aerospace Inc.[a]	81,418	3,071,901
Curtiss-Wright Corp.	63,839	2,092,643
Goodrich Corp.	51,159	6,273,628
HEICO Corp. Class A	49,823	1,958,542
Moog Inc. Class Aa,b	53,776	2,082,745
Orbital Sciences Corp.[a,b]	104,035	1,608,381
Triumph Group Inc.	43,308	2,516,195
United Technologies Corp.	123,844	9,657,355

		32,758,312
AUTOMOTIVE — MEDIUM & HEAVY DUTY TRUCKS — 0.81%
Force Protection Inc.[a]	238,873	879,053

		879,053

DIVERSIFIED MANUFACTURING OPERATIONS —3.50%
Textron Inc.	194,339	3,774,063

		3,774,063

Security	Shares	Value

ELECTRONIC MEASURING INSTRUMENTS — 2.86%
FLIR Systems Inc.	117,217	$3,082,807

		3,082,807

ELECTRONICS — MILITARY — 3.54%
L-3 Communications Holdings Inc.	56,358	3,819,945

		3,819,945

ENTERPRISE SOFTWARE/SERVICES — 1.34%
ManTech International Corp. Class A	41,094	1,443,632

		1,443,632

METAL PROCESSORS & FABRICATORS — 7.48%
Precision Castparts Corp.	38,867	6,341,151
RBC Bearings Inc.[a,b]	42,962	1,739,961

		8,081,112

SHIPBUILDING — 1.77%
Huntington Ingalls Industries Inc.[a]	64,876	1,913,842

		1,913,842

TOTAL COMMON STOCKS (Cost: $133,564,380)		107,844,365

SHORT-TERM INVESTMENTS — 10.31%

MONEY MARKET FUNDS — 10.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	10,226,999	10,226,999
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	835,200	835,200
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d,f]	65,242	65,242

		11,127,441

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,127,441)		11,127,441

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2011

Value

TOTAL INVESTMENTS IN SECURITIES — 110.19% (Cost: $144,691,821)	$118,971,806
Other Assets, Less Liabilities — (10.19)%	(10,999,936)

NET ASSETS — 100.00%	$107,971,870

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.91%

FINANCE — INVESTMENT BANKER/BROKER — 46.30%
Charles Schwab Corp.(The)	269,734	$3,312,334
E*TRADE Financial Corp.[a]	187,924	2,038,975
GFI Group Inc.	249,406	1,077,434
Greenhill & Co. Inc.[b]	45,089	1,703,462
Interactive Brokers Group Inc. Class A	90,412	1,390,537
Investment Technology Group Inc.[a,b]	110,335	1,258,922
Jefferies Group Inc.	130,746	1,733,692
KBW Inc.	86,692	1,227,559
Knight Capital Group Inc. Class Aa,b	131,603	1,643,721
LPL Investment Holdings Inc.[a,b]	58,831	1,706,687
MF Global Holdings Ltd.[a,b,c]	278,783	28
Piper Jaffray Companies Inc.[a,b]	55,168	1,145,288
Raymond James Financial Inc.	77,984	2,368,374
Stifel Financial Corp.[a,b]	61,386	1,956,372
TD Ameritrade Holding Corp.	154,719	2,596,185

		25,159,570
FINANCE — OTHER SERVICES — 30.74%
BGC Partners Inc. Class A	203,043	1,390,844
CBOE Holdings Inc.	76,605	2,001,689
CME Group Inc.	13,334	3,674,317
IntercontinentalExchange Inc.[a]	24,220	3,145,694
MarketAxess Holdings Inc.	50,404	1,473,309
NASDAQ OMX Group Inc. (The)[a]	94,175	2,359,084
NYSE Euronext Inc.	99,908	2,654,555

		16,699,492
INVESTMENT MANAGEMENT/ADVISORY SERVICES — 5.96%
Ameriprise Financial Inc.	69,394	3,239,312

		3,239,312
SPECIAL PURPOSE BANKS — 16.91%
Goldman Sachs Group Inc. (The)	43,404	4,754,908
Morgan Stanley	251,441	4,435,419

		9,190,327

TOTAL COMMON STOCKS (Cost: $76,360,216)		54,288,701

Security	Shares	Value

SHORT-TERM INVESTMENTS — 7.29%

MONEY MARKET FUNDS — 7.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[d,e,f]	3,628,283	$3,628,283
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	296,308	296,308
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[d,e,g]	36,279	36,279

		3,960,870

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,960,870)		3,960,870

TOTAL INVESTMENTS IN SECURITIES — 107.20% (Cost: $80,321,086)		58,249,571
Other Assets, Less Liabilities — (7.20)%		(3,913,048)

NET ASSETS — 100.00%		$54,336,523

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.96%

COMMERCIAL SERVICES — 1.99%
Healthcare Services Group Inc.	97,261	$1,687,478
HMS Holdings Corp.[a,b]	107,722	2,632,726

		4,320,204
CONSULTING SERVICES — 0.67%
Accretive Health Inc.[a,b]	61,115	1,455,148

		1,455,148
DIALYSIS CENTERS — 2.87%
DaVita Inc.[a]	88,938	6,225,660

		6,225,660
HUMAN RESOURCES — 0.49%
Team Health Holdings Inc.[a,b]	52,378	1,064,321

		1,064,321
INTERNET APPLICATIONS SOFTWARE — 0.25%
eResearchTechnology Inc.[a,b]	107,961	551,681

		551,681
LIFE/HEALTH INSURANCE — 0.37%
Universal American Corp.	69,737	801,976

		801,976
MEDICAL — DRUGS — 0.40%
PharMerica Corp.[a]	55,735	869,466

		869,466
MEDICAL — HMO — 47.69%
Aetna Inc.	293,510	11,669,958
AMERIGROUP Corp.[a]	62,400	3,471,312
Centene Corp.[a,b]	68,728	2,415,789
CIGNA Corp.	222,780	9,878,065
Coventry Health Care Inc.[a]	154,494	4,914,454
Health Net Inc.[a]	113,771	3,161,696
HealthSpring Inc.[a]	83,088	4,481,767
Humana Inc.	137,097	11,638,164
Magellan Health Services Inc.[a,b]	43,040	2,215,269
Molina Healthcare Inc.[a,b]	54,180	1,147,532
UnitedHealth Group Inc.	588,556	28,244,803
WellCare Health Plans Inc.[a,b]	56,223	2,755,489
WellPoint Inc.	253,195	17,445,136

		103,439,434

Security	Shares	Value

MEDICAL — HOSPITALS — 8.86%
Community Health Systems Inc.[a]	125,588	$2,195,278
HCA Holdings Inc.[a]	153,568	3,601,170
Health Management Associates Inc. Class Aa,b	333,536	2,921,775
LifePoint Hospitals Inc.[a]	69,069	2,670,208
Select Medical Holdings Corp.[a,b]	108,897	947,404
Tenet Healthcare Corp.[a]	585,360	2,768,753
Universal Health Services Inc. Class B	103,051	4,118,948

		19,223,536
MEDICAL — NURSING HOMES — 0.48%
Kindred Healthcare Inc.[a,b]	89,410	1,041,626

		1,041,626
MEDICAL — OUTPATIENT/HOME MEDICAL CARE — 3.11%
Air Methods Corp.[a]	19,113	1,544,712
Amedisys Inc.[a]	54,030	709,414
AmSurg Corp.[a,b]	52,899	1,339,932
Gentiva Health Services Inc.[a,b]	68,985	285,598
Lincare Holdings Inc.	121,187	2,853,954

		6,733,610
MEDICAL LABS & TESTING SERVICES — 9.33%
Bio-Reference Laboratories Inc.[a,b]	44,330	888,373
Covance Inc.[a]	71,355	3,619,839
Laboratory Corp. of America Holdings[a]	91,171	7,644,688
Quest Diagnostics Inc.	145,042	8,093,344

		20,246,244
MEDICAL PRODUCTS — 0.46%
Hanger Orthopedic Group Inc.[a,b]	57,919	1,006,053

		1,006,053
PHARMACY SERVICES — 15.24%
Catalyst Health Solutions Inc.[a,b]	54,190	2,978,824
Express Scripts Inc.[a,b]	324,928	14,858,958
Medco Health Solutions Inc.[a]	277,240	15,209,386

		33,047,168
PHYSICAL THERAPY/REHAB CENTERS — 1.01%
HealthSouth Corp.[a,b]	124,001	2,189,858

		2,189,858

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2011

Security	Shares	Value
PHYSICIAN PRACTICE MANAGEMENT — 2.48%
Healthways Inc.[a,b]	64,728	$463,452
IPC The Hospitalist Co. Inc.[a,b]	28,157	1,180,623
MEDNAX Inc.[a]	56,892	3,743,494

		5,387,569

RESEARCH & DEVELOPMENT — 2.74%
PAREXEL International Corp.[a,b]	85,286	1,878,851
Pharmaceutical Product Development Inc.	123,050	4,059,419

		5,938,270
RETIREMENT/AGED CARE FACILITIES — 1.52%
Brookdale Senior Living Inc.[a]	139,749	2,317,038
Emeritus Corp.[a]	54,890	972,102

		3,289,140

TOTAL COMMON STOCKS (Cost: $251,419,314)		216,830,964

SHORT-TERM INVESTMENTS — 8.63%

MONEY MARKET FUNDS — 8.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	17,188,600	17,188,600
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	1,403,726	1,403,726
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d,f]	134,234	134,234

		18,726,560

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,726,560)		18,726,560

TOTAL INVESTMENTS IN SECURITIES — 108.59% (Cost: $270,145,874)		235,557,524
Other Assets, Less Liabilities — (8.59)%		(18,644,370)

NET ASSETS — 100.00%		$216,913,154

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2011

Security	Shares	Value
COMMON STOCKS — 99.93%

BUILDING — MOBILE HOME/MANUFACTURED HOUSING & RV — 4.58%
Cavco Industries Inc.[a]	218,038	$9,818,251
Skyline Corp.	343,399	2,321,377

		12,139,628
BUILDING — RESIDENTIAL/COMMERCIAL — 59.43%
D.R. Horton Inc.	2,255,248	25,100,910
KB Homeb	1,069,292	7,452,965
Lennar Corp. Class A	1,301,584	21,528,199
M.D.C. Holdings Inc.[b]	531,163	11,898,051
M/I Homes Inc.[a]	616,444	4,604,837
Meritage Homes Corp.[a]	451,319	8,010,912
NVR Inc.[a,b]	40,690	26,153,498
Pulte Group Inc.[a,b]	3,029,920	15,694,986
Ryland Group Inc.	681,337	9,198,050
Standard-Pacific Corp.[a,b]	2,565,612	7,799,460
Toll Brothers Inc.[a,b]	1,146,009	19,986,397

		157,428,265
BUILDING AND CONSTRUCTION PRODUCTS —MISCELLANEOUS — 5.35%
Louisiana-Pacific Corp.[a,b]	611,944	4,069,428
Owens Corning[a]	258,162	7,326,637
USG Corp.[a,b]	301,127	2,788,436

		14,184,501
BUILDING PRODUCTS — AIR AND HEATING —1.95%
Lennox International Inc.	160,482	5,165,916

		5,165,916
BUILDING PRODUCTS — CEMENT/ AGGREGATES — 1.64%
Eagle Materials Inc.	210,956	4,341,475

		4,341,475
BUILDING PRODUCTS — WOOD — 2.85%
Masco Corp.	785,347	7,539,331

		7,539,331
COATINGS/PAINT — 4.22%
Sherwin-Williams Co. (The)	135,030	11,168,331

		11,168,331
DISTRIBUTION/WHOLESALE — 3.70%
Beacon Roofing Supply Inc.[a,b]	210,594	3,881,247

Security	Shares	Value
Watsco Inc.	96,092	$5,925,033

		9,806,280
DIVERSIFIED MANUFACTURING OPERATIONS — 2.98%
Leggett & Platt Inc.	359,847	7,880,649

		7,880,649
HOME FURNISHINGS — 0.93%
Ethan Allen Interiors Inc.	123,988	2,454,962

		2,454,962
RETAIL — BUILDING PRODUCTS — 9.57%
Home Depot Inc. (The)	391,447	14,013,803
Lowe’s Companies Inc.	539,421	11,338,629

		25,352,432
TEXTILE — HOME FURNISHINGS — 2.73%
Mohawk Industries Inc.[a]	137,573	7,243,219

		7,243,219

TOTAL COMMON STOCKS (Cost: $354,923,002)		264,704,989

SHORT-TERM INVESTMENTS — 12.17%

MONEY MARKET FUNDS — 12.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	29,527,073	29,527,073
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	2,411,362	2,411,362
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d,f]	308,394	308,394

		32,246,829

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,246,829)		32,246,829

TOTAL INVESTMENTS IN SECURITIES — 112.10% (Cost: $387,169,831)		296,951,818
Other Assets, Less Liabilities — (12.10)%		(32,060,146)

NET ASSETS — 100.00%		$264,891,672

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2011

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.96%

FINANCIAL GUARANTEE INSURANCE — 1.11%
Assured Guaranty Ltd.[a]	38,639	$492,261
MBIA Inc.[a,b]	35,145	309,276

		801,537
INSURANCE BROKERS — 2.60%
Arthur J. Gallagher & Co.	25,780	796,602
Brown & Brown Inc.	26,742	590,463
Erie Indemnity Co. Class A	6,336	500,227

		1,887,292
LIFE/HEALTH INSURANCE — 25.61%
Aflac Inc.	108,059	4,872,380
American Equity Investment Life Holding Co.	13,875	150,405
CNO Financial Group Inc.[a,b]	52,142	325,888
Delphi Financial Group Inc. Class A	10,930	289,426
Lincoln National Corp.	70,784	1,348,435
National Western Life Insurance Co. Class A	487	70,016
Primerica Inc.	9,318	210,866
Principal Financial Group Inc.	67,719	1,745,796
Protective Life Corp.	19,533	363,314
Prudential Financial Inc.	111,278	6,031,268
StanCorp Financial Group Inc.	10,280	348,903
Symetra Financial Corp.	18,089	167,685
Torchmark Corp.	24,139	988,009
Unum Group	69,638	1,660,170

		18,572,561
MULTI-LINE INSURANCE — 39.97%
ACE Ltd.	77,651	5,602,520
Allstate Corp. (The)	111,480	2,936,383
American Financial Group Inc.	20,280	726,633
American International Group Inc.[b]	99,700	2,461,593
American National Insurance Co.	3,285	234,746
Assurant Inc.	21,707	836,588
Cincinnati Financial Corp.	34,894	1,009,832
CNA Financial Corp.	6,770	180,082
Genworth Financial Inc. Class Ab	112,320	716,602
Hartford Financial Services Group Inc. (The)	101,897	1,961,517
Horace Mann Educators Corp.	9,323	125,394
Kemper Corp.	10,221	274,843
Loews Corp.	80,633	3,201,130
MetLife Inc.	188,694	6,634,481

Security	Shares	Value

Old Republic International Corp.	56,079	$495,738
United Fire & Casualty Co.	5,116	96,232
XL Group PLC	68,374	1,486,451

		28,980,765
PROPERTY/CASUALTY INSURANCE — 28.39%
Alleghany Corp.[b]	1,891	600,052
AmTrust Financial Services Inc.	5,503	139,666
Arch Capital Group Ltd.[b]	30,438	1,094,855
Chubb Corp. (The)	65,565	4,396,133

Employers Holdings Inc.	5,058	82,041
First American Financial Corp.	24,313	291,756
Hanover Insurance Group Inc. (The)	10,476	399,764
Harleysville Group Inc.	2,795	164,234
HCC Insurance Holdings Inc.	25,286	672,860
Infinity Property and Casualty Corp.	2,810	162,868
Markel Corp.[a,b]	2,227	860,736
Meadowbrook Insurance Group Inc.	12,187	126,257
Mercury General Corp.	4,942	213,989
Navigators Group Inc. (The)[a,b]	2,790	127,280
OneBeacon Insurance Group Ltd.[a]	5,253	79,951
ProAssurance Corp.	6,691	512,196
Progressive Corp. (The)	137,844	2,620,414
RLI Corp.	4,052	285,018
Safety Insurance Group Inc.	3,315	141,285
Selective Insurance Group Inc.	12,540	201,016
Tower Group Inc.	8,553	202,963
Travelers Companies Inc. (The)	96,043	5,604,109
W.R. Berkley Corp.	28,137	979,449
White Mountains Insurance Group Ltd.	1,499	629,580

		20,588,472
REINSURANCE — 2.28%
Allied World Assurance Co. Holdings Ltd.	8,724	506,864
Argo Group International Holdings Ltd.[a]	7,189	217,036
Axis Capital Holdings Ltd.[a]	29,742	932,412

		1,656,312

TOTAL COMMON STOCKS (Cost: $78,592,308)		72,486,939

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.80%

MONEY MARKET FUNDS — 3.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	2,514,933	$2,514,933
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	205,385	205,385
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%c,d.f	37,188	37,188

		2,757,506

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,757,506)		2,757,506

TOTAL INVESTMENTS IN SECURITIES — 103.76% (Cost: $81,349,814)		75,244,445
Other Assets, Less Liabilities — (3.76)%		(2,728,920)

NET ASSETS — 100.00%		$72,515,525

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.89%

DENTAL SUPPLIES & EQUIPMENT — 2.27%
Sirona Dental Systems Inc.[a]	160,207	$7,673,915

		7,673,915
DIAGNOSTIC EQUIPMENT — 1.99%
Cepheid Inc.[a,b]	187,969	6,744,328

		6,744,328
ELECTRONIC MEASURING INSTRUMENTS — 1.03%
Analogic Corp.	64,250	3,474,640

		3,474,640
ENTERPRISE SOFTWARE/SERVICES — 0.79%
Omnicell Inc.[a,b]	178,465	2,668,052

		2,668,052
HOSPITAL BEDS/EQUIPMENT — 4.95%
Hill-Rom Holdings Inc.	205,278	6,911,710
Kinetic Concepts Inc.[a]	143,451	9,810,614

		16,722,324
INSTRUMENTS — SCIENTIFIC — 10.84%
Thermo Fisher Scientific Inc.[a]	459,219	23,084,939
Waters Corp.[a]	169,076	13,546,369

		36,631,308
MEDICAL — BIOMEDICAL/GENE —1.87%
Bio-Rad Laboratories Inc. Class Aa	63,455	6,316,945

		6,316,945
MEDICAL INSTRUMENTS — 37.40%
Arthrocare Corp.[a]	120,717	3,639,618
Boston Scientific Corp.[a]	2,448,587	14,422,177
Bruker Corp.[a,b]	353,113	5,095,421
Conceptus Inc.[a,b]	177,956	2,050,053
Integra LifeSciences Holdings Corp.[a]	94,482	3,029,093
Intuitive Surgical Inc.[a]	53,354	23,148,166
MAKO Surgical Corp.[a,b]	132,802	5,106,237
Medtronic Inc.	989,090	34,360,987
Natus Medical Inc.[a,b]	199,731	1,717,687
NuVasive Inc. [a,b]	172,653	2,558,717
St. Jude Medical Inc.	448,459	17,489,901
Symmetry Medical Inc.[a,b]	246,504	2,240,721
Thoratec Corp.[a]	190,073	6,939,565

Security	Shares	Value

Volcano Corp.[a,b]	182,278	$4,544,191

		126,342,534
MEDICAL PRODUCTS — 31.32%
ABIOMED Inc.[a,b]	202,880	3,055,373
Accuray Inc.[a,b]	432,709	1,730,836
CareFusion Corp.[a]	455,882	11,670,579
Covidien PLC	546,972	25,729,563
Invacare Corp.	144,428	3,242,409
NxStage Medical Inc.[a,b]	210,150	4,831,348
Stryker Corp.	409,451	19,616,797
Varian Medical Systems Inc.[a,b]	226,442	13,296,674
Wright Medical Group Inc.[a,b]	201,921	3,471,022
Zimmer Holdings Inc.[a,b]	296,577	15,608,848
Zoll Medical Corp.[a,b]	93,952	3,552,325

		105,805,774
MEDICAL STERILIZATION PRODUCTS — 1.67%
Steris Corp.	182,168	5,643,565

		5,643,565
PATIENT MONITORING EQUIPMENT — 2.17%
Insulet Corp.[a,b]	193,026	3,150,184
Masimo Corp.	202,006	4,177,484

		7,327,668
RESPIRATORY PRODUCTS — 2.82%
ResMed Inc.[a,b]	336,528	9,523,743

		9,523,743
ULTRA SOUND IMAGING SYSTEMS — 0.77%
SonoSite Inc.[a,b]	83,542	2,588,967

		2,588,967

TOTAL COMMON STOCKS (Cost: $377,799,885)		337,463,763

SHORT-TERM INVESTMENTS — 12.68%

MONEY MARKET FUNDS — 12.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	39,252,567	39,252,567
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	3,205,605	3,205,605

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	367,427	$367,427

		42,825,599

TOTAL SHORT-TERM INVESTMENTS (Cost: $42,825,599)		42,825,599

TOTAL INVESTMENTS IN SECURITIES — 112.57% (Cost: $420,625,484)		380,289,362
Other Assets, Less Liabilities — (12.57)%		(42,447,881)

NET ASSETS — 100.00%		$337,841,481

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.96%

GAS — DISTRIBUTION — 1.92%
Energen Corp.	59,439	$2,916,077
Southern Union Co.	95,499	4,013,823

		6,929,900
OIL — FIELD SERVICES — 0.25%
Targa Resources Corp.	26,756	902,747

		902,747
OIL COMPANIES — INTEGRATED — 2.91%
Marathon Petroleum Corp.	291,729	10,473,071

		10,473,071
OIL COMPANIES — EXPLORATION & PRODUCTION — 87.58%
Anadarko Petroleum Corp.	408,920	32,100,220
Apache Corp.	314,489	31,332,539
Apco Oil and Gas International Inc.[a]	7,509	623,247
Approach Resources Inc.[a,b]	16,770	409,356
Atlas Energy Inc. Escrow[b,c]	97,666	9,767
ATP Oil & Gas Corp.[a,b]	35,780	377,479
Berry Petroleum Co. Class A	43,977	1,519,405
Bill Barrett Corp.[a,b]	35,343	1,470,269
BPZ Resources Inc.[a,b]	86,414	258,378
Brigham Exploration Co.[b]	95,614	3,481,784
Cabot Oil & Gas Corp.	85,357	6,633,946
Carrizo Oil & Gas Inc.[a,b]	28,834	784,285
Chesapeake Energy Corp.	541,349	15,222,734
Cimarex Energy Co.	70,263	4,496,832
Clayton Williams Energy Inc.[a,b]	7,397	483,320
Cobalt International Energy Inc.[b]	125,609	1,296,285
Comstock Resources Inc.[b]	39,114	713,439
Concho Resources Inc.[b]	85,155	8,065,882
Contango Oil & Gas Co.[a,b]	10,810	695,515
Continental Resources Inc.[b]	47,458	2,878,328
Denbury Resources Inc.[b]	330,517	5,189,117
Devon Energy Corp.	322,800	20,965,860
EOG Resources Inc.	220,504	19,719,673
EQT Corp.	122,502	7,778,877
EXCO Resources Inc.	124,854	1,574,409
Forest Oil Corp.[b]	93,298	1,087,855
GeoResources Inc.[a,b]	17,736	470,713
Goodrich Petroleum Corp.[a,b]	22,501	356,641

Security	Shares	Value

Gulfport Energy Corp.[a,b]	34,286	$1,067,666
Hyperdynamics Corp.[a,b]	112,863	553,029
Kodiak Oil & Gas Corp.[a,b]	171,981	1,188,389
McMoRan Exploration Co.[b]	88,484	1,077,735
Newfield Exploration Co.[b]	109,624	4,413,462
Noble Energy Inc.	144,801	12,936,521
Northern Oil and Gas Inc.[a,b]	51,871	1,253,722
Oasis Petroleum Inc.[b]	57,576	1,689,280
Occidental Petroleum Corp.	665,263	61,829,543
Penn Virginia Corp.	37,195	226,517
Petroleum Development Corp.[a,b]	19,387	506,195
Pioneer Natural Resources Co.	95,933	8,048,779
Plains Exploration & Production Co.[b]	115,828	3,648,582
QEP Resources Inc.	145,321	5,166,161
Quicksilver Resources Inc.[a,b]	99,323	764,787
Range Resources Corp.	132,301	9,107,601
Resolute Energy Corp.[a,b]	41,812	543,556
Rosetta Resources Inc.[a,b]	43,562	1,931,539
SandRidge Energy Inc.[a,b]	315,366	2,415,703
SM Energy Co.	52,268	4,333,540
Southwestern Energy Co.[b]	284,301	11,952,014
Stone Energy Corp.[a,b]	40,232	977,235
Swift Energy Co.[a,b]	34,892	1,068,393
Ultra Petroleum Corp.[b]	124,824	3,976,893
W&T Offshore Inc.	29,814	587,038
Whiting Petroleum Corp.[a,b]	96,181	4,477,225

		315,737,260

OIL REFINING & MARKETING — 7.30%
Cheniere Energy Inc.[a,b]	59,660	683,704
CVR Energy Inc.[b]	71,122	1,760,981
HollyFrontier Corp.	159,177	4,885,142
Sunoco Inc.	99,038	3,687,185
Tesoro Corp.[b]	117,617	3,050,985
Valero Energy Corp.	467,963	11,511,890
Western Refining Inc.[a,b]	45,020	719,419

		26,299,306

TOTAL COMMON STOCKS (Cost: $415,466,125)		360,342,284

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2011

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.91%

MONEY MARKET FUNDS — 4.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[d,e,f]	16,174,141	$16,174,141
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	1,320,880	1,320,880
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[d,e],g	204,978	204,978

		17,699,999

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,699,999)		17,699,999

TOTAL INVESTMENTS IN SECURITIES — 104.87% (Cost: $433,166,124)		378,042,283
Other Assets, Less Liabilities — (4.87)%		(17,550,683)

NET ASSETS — 100.00%		$360,491,600

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

October 31, 2011

Security	Shares	Value
COMMON STOCKS — 99.93%

ENGINEERING/RESEARCH AND DEVELOPMENT SERVICES —1.27%
McDermott International Inc.[a]	504,778	$5,542,462

		5,542,462
OIL & GAS DRILLING — 17.68%
Atwood Oceanics Inc.[a,b]	132,124	5,646,980
Diamond Offshore Drilling Inc.[b]	134,446	8,811,591
Helmerich & Payne Inc.	189,872	10,097,393
Hercules Offshore Inc.[a,b]	445,413	1,688,115
Nabors Industries Ltd.[a,b]	563,140	10,322,356
Noble Corp.[a]	440,104	15,817,338
Parker Drilling Co.[a,b]	368,282	2,036,599
Patterson-UTI Energy Inc.	326,836	6,641,307
Pioneer Drilling Co.[a,b]	189,057	1,869,774
Rowan Companies Inc.[a]	253,993	8,760,219
Unit Corp.[a]	113,242	5,555,653

		77,247,325
OIL — FIELD SERVICES — 53.76%
Baker Hughes Inc.	552,022	32,011,756
Basic Energy Services Inc.[a]	93,776	1,719,852
Cal Dive International Inc.[a]	394,853	884,471
CARBO Ceramics Inc.	44,467	6,040,842
Exterran Holdings Inc.[a]	196,777	1,869,381
Global Industries Ltd.[a]	339,847	2,701,784
Halliburton Co.	1,060,200	39,609,072
Helix Energy Solutions Group Inc.[a,b]	255,208	4,609,056
Hornbeck Offshore Services Inc.[a,b]	78,001	2,561,553
Key Energy Services Inc.[a,b]	350,250	4,528,732
Matrix Service Co.[a,b]	105,789	1,123,479
Newpark Resources Inc.[a,b]	278,076	2,483,219
Oceaneering International Inc.	218,194	9,127,055
Oil States International Inc.[a,b]	111,231	7,742,790
RPC Inc.[b]	133,677	2,482,382
Schlumberger Ltd.	1,140,968	83,826,919
SEACOR Holdings Inc.	53,079	4,519,677
Superior Energy Services Inc.[a]	179,147	5,037,614
Tesco Corp.[a,b]	108,509	1,678,634
Tetra Technologies Inc.[a,b]	232,876	2,212,322
Weatherford International Ltd.[a]	1,171,304	18,155,212

		234,925,802

Security	Shares	Value
OIL FIELD MACHINERY & EQUIPMENT — 23.55%
Cameron International Corp.[a]	383,364	$18,838,507
Chart Industries Inc.[a,b]	76,757	4,337,538
Complete Production Services Inc.[a]	188,272	6,175,322
Dresser-Rand Group Inc.[a,b]	172,511	8,349,532
Dril-Quip Inc.[a,b]	84,967	5,531,352
FMC Technologies Inc.[a,b]	390,886	17,519,511
Lufkin Industries Inc.	74,681	4,412,900
National Oilwell Varco Inc.	528,943	37,729,504

		102,894,166
SEISMIC DATA COLLECTION — 0.62%
ION Geophysical Corp.[a,b]	358,499	2,731,762

		2,731,762
TRANSPORTATION — MARINE — 2.03%
GulfMark Offshore Inc. Class Aa,b	75,622	3,145,119
Tidewater Inc.	116,070	5,714,126

		8,859,245
TRANSPORTATION — SERVICES — 1.02%
Bristow Group Inc.	89,839	4,472,185

		4,472,185

TOTAL COMMON STOCKS (Cost: $470,128,171)		436,672,947

SHORT-TERM INVESTMENTS — 13.36%

MONEY MARKET FUNDS — 13.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	53,648,866	53,648,866
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	4,381,296	4,381,296
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	327,037	327,037

		58,357,199

TOTAL SHORT-TERM INVESTMENTS (Cost: $58,357,199)		58,357,199

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

October 31, 2011

Value
TOTAL INVESTMENTS IN SECURITIES — 113.29% (Cost: $528,485,370)	$495,030,146
Other Assets, Less Liabilities — (13.29)%	(58,058,581)

NET ASSETS — 100.00%	$436,971,565

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

October 31, 2011

Security	Shares	Value
COMMON STOCKS — 99.89%

CONSUMER PRODUCTS — MISCELLANEOUS — 0.94%
Prestige Brands Holdings Inc.[a,b]	225,338	$2,384,076

		2,384,076
MEDICAL — BIOMEDICAL/GENE — 6.55%
AMAG Pharmaceuticals Inc.[a,b]	128,025	1,806,433
ARIAD Pharmaceuticals Inc.[a,b]	349,967	4,070,116
AVEO Pharmaceuticals Inc.[a]	158,651	2,547,935
Enzon Pharmaceuticals Inc.[a,b]	222,174	1,632,979
Medicines Co. (The)[a]	188,485	3,528,439
Micromet Inc.[a,b]	452,781	2,974,771

		16,560,673
MEDICAL — DRUGS — 63.14%
Abbott Laboratories	347,120	18,699,355
Akorn Inc.[a,b]	283,501	2,548,674
Alkermes PLC[a,b]	224,712	3,930,213
Allergan Inc.	137,018	11,525,954
Auxilium Pharmaceuticals Inc.[a,b]	169,906	2,643,737
Bristol-Myers Squibb Co.	500,402	15,807,699
Eli Lilly and Co.	350,065	13,008,415
Endo Pharmaceuticals Holdings Inc.[a]	173,142	5,594,218
Forest Laboratories Inc.[a]	228,300	7,145,790
Ironwood Pharmaceuticals Inc. Class Aa	212,882	2,895,195
Jazz Pharmaceuticals Inc.[a,b]	72,159	2,811,315
Medicis Pharmaceutical Corp. Class A	118,296	4,529,554
Medivation Inc.[a]	135,952	2,335,655
Merck & Co. Inc.	600,635	20,721,908
Pfizer Inc.	1,220,239	23,501,803
Pharmasset Inc.[a]	82,827	5,831,021
Rigel Pharmaceuticals Inc.[a]	311,772	2,447,410
Salix Pharmaceuticals Ltd.[a,b]	128,428	4,399,301
Targacept Inc.[a,b]	135,793	2,389,957
ViroPharma Inc.[a,b]	191,459	3,875,130
VIVUS Inc.[a,b]	321,784	3,034,423

		159,676,727
MEDICAL — GENERIC DRUGS —11.58%
Impax Laboratories Inc.[a]	178,711	3,379,425
Mylan Inc.[a]	389,405	7,620,656
Par Pharmaceutical Companies Inc.[a,b]	108,061	3,306,667
Perrigo Co.	78,829	7,116,682
Watson Pharmaceuticals Inc.[a]	116,849	7,847,579

		29,271,009

Security	Shares	Value
MEDICAL PRODUCTS — 11.81%
Hospira Inc.[a]	163,848	$5,153,019
Johnson & Johnson	383,843	24,715,651

		29,868,670
THERAPEUTICS — 5.87%
Questcor Pharmaceuticals Inc.[a,b]	129,900	5,275,239
Theravance Inc.[a,b]	179,867	3,998,444
Warner Chilcott PLC Class Aa	307,952	5,580,090

		14,853,773

TOTAL COMMON STOCKS (Cost: $244,114,807)		252,614,928

SHORT-TERM INVESTMENTS — 13.21%

MONEY MARKET FUNDS — 13.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	30,809,627	30,809,627
BlackRock Cash Funds: Prime SL Agency Shares
0.18%[c,d,e]	2,516,103	2,516,103
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	78,213	78,213

		33,403,943

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,403,943)		33,403,943

TOTAL INVESTMENTS IN SECURITIES — 113.10% (Cost: $277,518,750)		286,018,871
Other Assets, Less Liabilities — (13.10)%		(33,116,375)

NET ASSETS — 100.00%		$252,902,496

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.84%

COMMERCIAL BANKS — CENTRAL U.S. — 9.76%
Associated Banc-Corp	69,799	$778,259
BOK Financial Corp.	10,793	563,610
Commerce Bancshares Inc.	31,399	1,218,281
Cullen/Frost Bankers Inc.	23,398	1,147,438
First Financial Bankshares Inc.[a]	12,824	407,290
First Midwest Bancorp Inc.	30,095	271,156
FirstMerit Corp.	44,154	618,598
International Bancshares Corp.[a]	23,263	421,526
MB Financial Inc.	22,071	365,716
Old National Bancorp	38,580	446,371
Park National Corp.[a]	5,433	324,404
PrivateBancorp Inc.	26,434	288,131
Prosperity Bancshares Inc.	18,966	730,001
TCF Financial Corp.	60,920	648,189
UMB Financial Corp.	14,152	521,784
Wintrust Financial Corp.	14,381	415,323

		9,166,077
COMMERCIAL BANKS — EASTERN U.S. — 9.77%
CapitalSource Inc.[a]	129,376	822,831
F.N.B. Corp.	51,652	521,169
Fulton Financial Corp.	80,914	763,828
M&T Bank Corp.	50,654	3,855,276
National Penn Bancshares Inc.	51,849	404,422
Signature Bank[a,b]	16,745	933,534
Susquehanna Bancshares Inc.	62,862	456,378
Valley National Bancorp[a]	68,961	827,532
Webster Financial Corp.	29,918	587,590

		9,172,560
COMMERCIAL BANKS — SOUTHERN U.S. —14.05%
BancorpSouth Inc.[a]	31,558	308,322
BB&T Corp.	278,760	6,506,259
First Horizon National Corp.	105,462	737,179
Hancock Holding Co.	26,321	797,526
IBERIABANK Corp.	12,268	634,501
Popular Inc.[a,b]	412,886	767,968
Regions Financial Corp.	506,190	1,989,327
Synovus Financial Corp.	298,740	448,110
Trustmark Corp.	23,181	513,227

Security	Shares	Value

United Bankshares Inc.[a]	20,504	$486,765

		13,189,184
COMMERCIAL BANKS — WESTERN U.S. — 7.40%
Bank of Hawaii Corp.	19,097	806,466
Cathay General Bancorp	31,784	444,658
City National Corp.	19,814	840,510
East West Bancorp Inc.	59,765	1,163,624
Glacier Bancorp Inc.	29,173	331,114
PacWest Bancorp	12,746	224,839
SVB Financial Group[a,b]	17,506	804,226
Umpqua Holdings Corp.	46,369	530,925
Westamerica Bancorp	11,596	519,733
Zions Bancorp	73,659	1,278,720

		6,944,815
SAVINGS & LOANS/THRIFTS — CENTRAL U.S. — 1.18%
Capitol Federal Financial Inc.	67,997	754,087
TFS Financial Corp.[b]	37,950	349,519

		1,103,606
SAVINGS & LOANS/THRIFTS — EASTERN U.S. — 7.66%
Astoria Financial Corp.	36,323	301,481
First Niagara Financial Group Inc.	118,876	1,092,470
Hudson City Bancorp Inc.	196,613	1,228,831
New York Community Bancorp Inc.	175,667	2,338,128
People’s United Financial Inc.	152,040	1,938,510
Provident Financial Services Inc.	22,969	297,449

		7,196,869
SAVINGS & LOANS/THRIFTS — WESTERN U.S. — 0.65%
Washington Federal Inc.	44,523	607,739

		607,739
SUPER-REGIONAL BANKS — U.S. — 49.37%
Comerica Inc.	80,807	2,064,619
Fifth Third Bancorp	369,215	4,434,272
Huntington Bancshares Inc.	346,788	1,796,362
KeyCorp	383,048	2,704,319
PNC Financial Services Group Inc. (The)[c]	211,999	11,386,466
SunTrust Banks Inc.	215,659	4,254,952
U.S. Bancorp	770,388	19,714,229

		46,355,219

TOTAL COMMON STOCKS (Cost: $139,123,914)		93,736,069

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2011

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.09%

MONEY MARKET FUNDS — 4.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	3,519,123	$3,519,123
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	287,393	287,393
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	35,690	35,690

		3,842,206

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,842,206)		3,842,206

TOTAL INVESTMENTS IN SECURITIES — 103.93% (Cost: $142,966,120)		97,578,275
Other Assets, Less Liabilities —(3.93)%		(3,688,478)

NET ASSETS — 100.00%		$93,889,797

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2011

	iShares Dow Jones U.S. Aerospace & Defense Index Fund	iShares Dow Jones U.S. Broker-Dealers Index Fund	iShares Dow Jones U.S. Healthcare Providers Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$133,564,380	$76,360,216	$251,419,314
Affiliated (Note 2)	11,127,441	3,960,870	18,726,560

Total cost of investments	$144,691,821	$80,321,086	$270,145,874

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$107,844,365	$54,288,701	$216,830,964
Affiliated (Note 2)	11,127,441	3,960,870	18,726,560

Total fair value of investments	118,971,806	58,249,571	235,557,524
Receivables:
Dividends and interest	103,842	32,709	28,355

Total Assets	119,075,648	58,282,280	235,585,879

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	11,062,199	3,924,591	18,592,326
Investment advisory fees (Note 2)	41,579	21,166	80,399

Total Liabilities	11,103,778	3,945,757	18,672,725

NET ASSETS	$107,971,870	$54,336,523	$216,913,154

Net assets consist of:
Paid-in capital	$174,030,959	$158,951,661	$263,388,652
Undistributed (distributions in excess of) net investment income	56,260	(17,653)	(108,215)
Accumulated net realized loss	(40,395,334)	(82,525,970)	(11,778,933)
Net unrealized depreciation	(25,720,015)	(22,071,515)	(34,588,350)

NET ASSETS	$107,971,870	$54,336,523	$216,913,154

Shares outstanding[b]	1,800,000	2,450,000	3,750,000

Net asset value per share	$59.98	$22.18	$57.84

[a]	Securities on loan with values of $10,812,338, $3,806,908 and $18,072,455, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2011

	iShares Dow Jones U.S. Home Construction Index Fund	iShares Dow Jones U.S. Insurance Index Fund	iShares Dow Jones U.S. Medical Devices Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$354,923,002	$78,592,308	$377,799,885
Affiliated (Note 2)	32,246,829	2,757,506	42,825,599

Total cost of investments	$387,169,831	$81,349,814	$420,625,484

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$264,704,989	$72,486,939	$337,463,763
Affiliated (Note 2)	32,246,829	2,757,506	42,825,599

Total fair value of investments	296,951,818	75,244,445	380,289,362
Receivables:
Dividends and interest	215,244	15,850	148,210

Total Assets	297,167,062	75,260,295	380,437,572

LIABILITIES
Payables:
Investment securities purchased	227,850	—	—
Collateral for securities on loan (Note 5)	31,938,435	2,720,318	42,458,172
Capital shares redeemed	10,780	—	—
Investment advisory fees (Note 2)	98,325	24,452	137,919

Total Liabilities	32,275,390	2,744,770	42,596,091

NET ASSETS	$264,891,672	$72,515,525	$337,841,481

Net assets consist of:
Paid-in capital	$607,438,813	$97,344,821	$409,092,340
Undistributed net investment income	205,079	35,008	423,440
Accumulated net realized loss	(252,534,207)	(18,758,935)	(31,338,177)
Net unrealized depreciation	(90,218,013)	(6,105,369)	(40,336,122)

NET ASSETS	$264,891,672	$72,515,525	$337,841,481

Shares outstanding[b]	24,700,000	2,500,000	5,700,000

Net asset value per share	$10.72	$29.01	$59.27

[a]	Securities on loan with values of $31,004,671, $2,655,285 and $41,296,208, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2011

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	iShares Dow Jones U.S. Pharmaceuticals Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$415,466,125	$470,128,171	$244,114,807
Affiliated (Note 2)	17,699,999	58,357,199	33,403,943

Total cost of investments	$433,166,124	$528,485,370	$277,518,750

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$360,342,284	$436,672,947	$252,614,928
Affiliated (Note 2)	17,699,999	58,357,199	33,403,943

Total fair value of investments	378,042,283	495,030,146	286,018,871
Receivables:
Dividends and interest	79,070	138,033	303,182
Capital shares sold	—	3,666	—

Total Assets	378,121,353	495,171,845	286,322,053

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	17,495,021	58,030,162	33,325,730
Capital shares redeemed	—	3,457	—
Investment advisory fees (Note 2)	134,732	166,661	93,827

Total Liabilities	17,629,753	58,200,280	33,419,557

NET ASSETS	$360,491,600	$436,971,565	$252,902,496

Net assets consist of:
Paid-in capital	$433,688,060	$530,822,495	$238,780,895
Undistributed (distributions in excess of) net investment income	18,214	(73,643)	195,706
Undistributed net realized gain (accumulated net realized loss)	(18,090,833)	(60,322,063)	5,425,774
Net unrealized appreciation (depreciation)	(55,123,841)	(33,455,224)	8,500,121

NET ASSETS	$360,491,600	$436,971,565	$252,902,496

Shares outstanding[b]	5,650,000	8,100,000	3,600,000

Net asset value per share	$63.80	$53.95	$70.25

[a]	Securities on loan with values of $17,025,805, $56,520,787 and $32,348,806, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2011

iShares Dow Jones U.S. Regional Banks Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$124,757,223
Affiliated (Note 2)	18,208,897

Total cost of investments	$142,966,120

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$82,349,603
Affiliated (Note 2)	15,228,672

Total fair value of investments	97,578,275
Receivables:
Dividends and interest	154,118

Total Assets	97,732,393

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	3,806,516
Investment advisory fees (Note 2)	36,080

Total Liabilities	3,842,596

NET ASSETS	$93,889,797

Net assets consist of:
Paid-in capital	$190,745,754
Undistributed net investment income	256,302
Accumulated net realized loss	(51,724,414)
Net unrealized depreciation	(45,387,845)

NET ASSETS	$93,889,797

Shares outstanding[b]	4,600,000

Net asset value per share	$20.41

[a]	Securities on loan with a value of $3,699,767. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares Dow Jones U.S. Aerospace & Defense Index Fund	iShares Dow Jones U.S. Broker-Dealers Index Fund	iShares Dow Jones U.S. Healthcare Providers Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$952,726	$489,448	$656,503
Interest — affiliated (Note 2)	14	6	38
Securities lending income — affiliated (Note 2)	11,787	6,244	55,688

Total investment income	964,527	495,698	712,229

EXPENSES
Investment advisory fees (Note 2)	307,721	159,709	638,949

Total expenses	307,721	159,709	638,949

Net investment income	656,806	335,989	73,280

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(905,093)	(3,254,911)	(5,658,833)
In-kind redemptions — unaffiliated	(3,431,217)	(8,361,883)	5,849,402

Net realized gain (loss)	(4,336,310)	(11,616,794)	190,569

Net change in unrealized appreciation/depreciation	(14,918,930)	(11,278,906)	(45,344,270)

Net realized and unrealized loss	(19,255,240)	(22,895,700)	(45,153,701)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,598,434)	$(22,559,711)	$(45,080,421)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares Dow Jones U.S. Home Construction Index Fund	iShares Dow Jones U.S. Insurance Index Fund	iShares Dow Jones U.S. Medical Devices Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$2,311,569	$509,785	$1,362,698
Dividends — affiliated (Note 2)	78,730	—	—
Interest — affiliated (Note 2)	53	10	53
Securities lending income — affiliated (Note 2)	75,531	3,705	66,842

Total investment income	2,465,883	513,500	1,429,593

EXPENSES
Investment advisory fees (Note 2)	874,178	152,178	980,612

Total expenses	874,178	152,178	980,612

Net investment income	1,591,705	361,322	448,981

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,072,483)	(1,623,089)	(2,185,435)
Investments — affiliated (Note 2)	(1,047,365)	—	—
In-kind redemptions — unaffiliated	(36,970,783)	1,000,302	16,060,847
In-kind redemptions — affiliated (Note 2)	(4,163,641)	—	—

Net realized gain (loss)	(49,254,272)	(622,787)	13,875,412

Net change in unrealized appreciation/depreciation	(78,981,341)	(8,705,792)	(78,960,340)

Net realized and unrealized loss	(128,235,613)	(9,328,579)	(65,084,928)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(126,643,908)	$(8,967,257)	$(64,635,947)

See notes to financial statements.

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	iShares Dow Jones U.S. Pharmaceuticals Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,723,167	$2,066,001	$1,947,140
Interest — affiliated (Note 2)	56	47	63
Securities lending income — affiliated (Note 2)	109,215	60,014	23,279

Total investment income	1,832,438	2,126,062	1,970,482

EXPENSES
Investment advisory fees (Note 2)	1,027,211	1,310,274	501,437

Total expenses	1,027,211	1,310,274	501,437

Net investment income	805,227	815,788	1,469,045

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,425,941)	(1,250,073)	849,403
In-kind redemptions — unaffiliated	14,756,180	46,481,765	12,032,023

Net realized gain	4,330,239	45,231,692	12,881,426

Net change in unrealized appreciation/depreciation	(85,917,717)	(196,194,171)	(17,423,376)

Net realized and unrealized loss	(81,587,478)	(150,962,479)	(4,541,950)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(80,782,251)	$(150,146,691)	$(3,072,905)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2011

iShares Dow Jones U.S. Regional Banks Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,130,471
Dividends — affiliated (Note 2)	160,769
Interest — affiliated (Note 2)	12
Securities lending income — affiliated (Note 2)	7,337

Total investment income	1,298,589

EXPENSES
Investment advisory fees (Note 2)	264,212

Total expenses	264,212

Net investment income	1,034,377

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,328,753)
Investments — affiliated (Note 2)	(154,106)
In-kind redemptions — unaffiliated	(2,904,048)
In-kind redemptions — affiliated (Note 2)	(448,818)

Net realized loss	(8,835,725)

Net change in unrealized appreciation/depreciation	(13,776,320)

Net realized and unrealized loss	(22,612,045)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,577,668)

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Aerospace & Defense Index Fund		iShares Dow Jones U.S. Broker-Dealers Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$656,806	$1,656,279	$335,989	$1,595,757
Net realized loss	(4,336,310)	(8,449,989)	(11,616,794)	(9,193,083)
Net change in unrealized appreciation/depreciation	(14,918,930)	11,652,112	(11,278,906)	5,409,347

Net increase (decrease) in net assets resulting from operations	(18,598,434)	4,858,402	(22,559,711)	(2,187,979)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(662,497)	(1,683,637)	(353,642)	(1,595,757)
Return of capital	—	—	—	(151,174)

Total distributions to shareholders	(662,497)	(1,683,637)	(353,642)	(1,746,931)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	66,164,667	428,124,434	41,389,257	216,342,160
Cost of shares redeemed	(84,760,104)	(524,265,533)	(92,731,998)	(192,291,628)

Net increase (decrease) in net assets from capital share transactions	(18,595,437)	(96,141,099)	(51,342,741)	24,050,532

INCREASE (DECREASE) IN NET ASSETS	(37,856,368)	(92,966,334)	(74,256,094)	20,115,622

NET ASSETS
Beginning of period	145,828,238	238,794,572	128,592,617	108,476,995

End of period	$107,971,870	$145,828,238	$54,336,523	$128,592,617

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$56,260	$61,951	$(17,653)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	8,250,000	1,750,000	7,450,000
Shares redeemed	(1,450,000)	(10,050,000)	(3,600,000)	(6,850,000)

Net increase (decrease) in shares outstanding	(450,000)	(1,800,000)	(1,850,000)	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Providers Index Fund		iShares Dow Jones U.S. Home Construction Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$73,280	$38,895	$1,591,705	$2,608,974
Net realized gain (loss)	190,569	3,752,680	(49,254,272)	25,404,658
Net change in unrealized appreciation/depreciation	(45,344,270)	30,367,152	(78,981,341)	(38,411,306)

Net increase (decrease) in net assets resulting from operations	(45,080,421)	34,158,727	(126,643,908)	(10,397,674)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(181,495)	(215,276)	(1,544,815)	(2,492,815)

Total distributions to shareholders	(181,495)	(215,276)	(1,544,815)	(2,492,815)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	215,486,586	236,548,021	127,290,143	582,053,817
Cost of shares redeemed	(214,128,479)	(207,585,983)	(235,776,287)	(411,937,263)

Net increase (decrease) in net assets from capital share transactions	1,358,107	28,962,038	(108,486,144)	170,116,554

INCREASE (DECREASE) IN NET ASSETS	(43,903,809)	62,905,489	(236,674,867)	157,226,065

NET ASSETS
Beginning of period	260,816,963	197,911,474	501,566,539	344,340,474

End of period	$216,913,154	$260,816,963	$264,891,672	$501,566,539

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(108,215)	$—	$205,079	$158,189

SHARES ISSUED AND REDEEMED
Shares sold	3,350,000	4,200,000	10,900,000	45,350,000
Shares redeemed	(3,600,000)	(4,150,000)	(23,300,000)	(30,900,000)

Net increase (decrease) in shares outstanding	(250,000)	50,000	(12,400,000)	14,450,000

See notes to financial statements.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Insurance Index Fund		iShares Dow Jones U.S. Medical Devices Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$361,322	$1,432,218	$448,981	$592,310
Net realized gain (loss)	(622,787)	909,649	13,875,412	8,468,315
Net change in unrealized appreciation/depreciation	(8,705,792)	6,751,040	(78,960,340)	29,241,316

Net increase (decrease) in net assets resulting from operations	(8,967,257)	9,092,907	(64,635,947)	38,301,941

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(326,314)	(1,512,619)	(437,324)	(252,388)

Total distributions to shareholders	(326,314)	(1,512,619)	(437,324)	(252,388)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,742,621	31,577,354	50,743,779	290,093,709
Cost of shares redeemed	(21,453,538)	(39,055,978)	(141,788,359)	(280,439,192)

Net increase (decrease) in net assets from capital share transactions	(3,710,917)	(7,478,624)	(91,044,580)	9,654,517

INCREASE (DECREASE) IN NET ASSETS	(13,004,488)	101,664	(156,117,851)	47,704,070

NET ASSETS
Beginning of period	85,520,013	85,418,349	493,959,332	446,255,262

End of period	$72,515,525	$85,520,013	$337,841,481	$493,959,332

Undistributed net investment income included in net assets at end of period	$35,008	$—	$423,440	$411,783

SHARES ISSUED AND REDEEMED
Shares sold	650,000	1,000,000	750,000	4,800,000
Shares redeemed	(700,000)	(1,250,000)	(2,250,000)	(5,050,000)

Net decrease in shares outstanding	(50,000)	(250,000)	(1,500,000)	(250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund		iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$805,227	$1,927,875	$815,788	$1,943,796
Net realized gain	4,330,239	53,774,919	45,231,692	8,897,080
Net change in unrealized appreciation/depreciation	(85,917,717)	63,971,660	(196,194,171)	157,810,355

Net increase (decrease) in net assets resulting from operations	(80,782,251)	119,674,454	(150,146,691)	168,651,231

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(787,013)	(2,040,294)	(889,431)	(2,119,096)

Total distributions to shareholders	(787,013)	(2,040,294)	(889,431)	(2,119,096)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	172,820,087	745,689,944	107,894,103	327,972,476
Cost of shares redeemed	(321,375,739)	(697,493,136)	(233,737,413)	(193,393,804)

Net increase (decrease) in net assets from capital share transactions	(148,555,652)	48,196,808	(125,843,310)	134,578,672

INCREASE (DECREASE) IN NET ASSETS	(230,124,916)	165,830,968	(276,879,432)	301,110,807

NET ASSETS
Beginning of period	590,616,516	424,785,548	713,850,997	412,740,190

End of period	$360,491,600	$590,616,516	$436,971,565	$713,850,997

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$18,214	$—	$(73,643)	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,700,000	12,050,000	1,750,000	6,000,000
Shares redeemed	(4,950,000)	(11,650,000)	(4,300,000)	(4,100,000)

Net increase (decrease) in shares outstanding	(2,250,000)	400,000	(2,550,000)	1,900,000

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Pharmaceuticals Index Fund		iShares Dow Jones U.S. Regional Banks Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,469,045	$2,276,396	$1,034,377	$1,885,468
Net realized gain (loss)	12,881,426	7,718,298	(8,835,725)	(10,218,446)
Net change in unrealized appreciation/depreciation	(17,423,376)	23,924,076	(13,776,320)	(11,594,833)

Net increase (decrease) in net assets resulting from operations	(3,072,905)	33,918,770	(21,577,668)	(19,927,811)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,422,701)	(2,267,224)	(1,082,568)	(1,737,268)

Total distributions to shareholders	(1,422,701)	(2,267,224)	(1,082,568)	(1,737,268)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	118,688,444	66,768,762	3,502,133	33,988,845
Cost of shares redeemed	(55,578,136)	(74,934,682)	(31,771,600)	(70,263,221)

Net increase (decrease) in net assets from capital share transactions	63,110,308	(8,165,920)	(28,269,467)	(36,274,376)

INCREASE (DECREASE) IN NET ASSETS	58,614,702	23,485,626	(50,929,703)	(57,939,455)

NET ASSETS
Beginning of period	194,287,794	170,802,168	144,819,500	202,758,955

End of period	$252,902,496	$194,287,794	$93,889,797	$144,819,500

Undistributed net investment income included in net assets at end of period	$195,706	$149,362	$256,302	$304,493

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	1,050,000	150,000	1,400,000
Shares redeemed	(800,000)	(1,250,000)	(1,500,000)	(3,150,000)

Net increase (decrease) in shares outstanding	900,000	(200,000)	(1,350,000)	(1,750,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Aerospace & Defense Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$64.81	$58.96	$39.44	$63.73	$58.60	$50.58

Income from investment operations:
Net investment income[b]	0.30	0.54	0.61	0.49	0.32	0.23
Net realized and unrealized gain (loss)[c]	(4.80)	5.90	19.54	(24.29)	5.10	8.00

Total from investment operations	(4.50)	6.44	20.15	(23.80)	5.42	8.23

Less distributions from:
Net investment income	(0.33)	(0.59)	(0.63)	(0.49)	(0.29)	(0.21)
Return of capital	—	—	—	—	(0.00)[d]	—

Total distributions	(0.33)	(0.59)	(0.63)	(0.49)	(0.29)	(0.21)

Net asset value, end of period	$59.98	$64.81	$58.96	$39.44	$63.73	$58.60

Total return	(6.93)%[e]	11.08%	51.46%	(37.39)%	9.24%	16.33%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$107,972	$145,828	$238,795	$132,140	$328,222	$178,739
Ratio of expenses to average net assets[f]	0.47%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	1.00%	0.97%	1.24%	1.02%	0.50%	0.43%
Portfolio turnover rate[g]	8%	10%	14%	14%	21%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Broker-Dealers Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$29.91	$29.32	$22.84	$41.20	$54.81	$48.41

Income from investment operations:
Net investment income[b]	0.12	0.40	0.13	0.43	0.40	0.16
Net realized and unrealized gain (loss)[c]	(7.71)	0.66	6.51	(18.32)	(13.69)	6.41

Total from investment operations	(7.59)	1.06	6.64	(17.89)	(13.29)	6.57

Less distributions from:
Net investment income	(0.14)	(0.43)	(0.16)	(0.47)	(0.32)	(0.17)
Return of capital	—	(0.04)	(0.00)[d]	—	—	—

Total distributions	(0.14)	(0.47)	(0.16)	(0.47)	(0.32)	(0.17)

Net asset value, end of period	$22.18	$29.91	$29.32	$22.84	$41.20	$54.81

Total return	(25.40)%[e]	3.71%	29.11%	(43.42)%	(24.35)%	13.59%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$54,337	$128,593	$108,477	$138,160	$273,987	$186,359
Ratio of expenses to average net assets[f]	0.47%	0.47%	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.98%	1.43%	0.50%	1.55%	0.85%	0.31%
Portfolio turnover rate[g]	14%	32%	24%	59%	73%	44%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Providers Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$65.20	$50.10	$34.83	$49.64	$58.55	$49.60

Income from investment operations:
Net investment income (loss)[b]	0.02	0.01	(0.13)	(0.13)	(0.19)	1.35
Net realized and unrealized gain (loss)[c]	(7.34)	15.19	15.40	(14.68)	(8.18)	7.91

Total from investment operations	(7.32)	15.20	15.27	(14.81)	(8.37)	9.26

Less distributions from:
Net investment income	(0.04)	(0.10)	—	—	(0.54)	(0.31)

Total distributions	(0.04)	(0.10)	—	—	(0.54)	(0.31)

Net asset value, end of period	$57.84	$65.20	$50.10	$34.83	$49.64	$58.55

Total return	(11.23)%[d]	30.41%	43.84%	(29.84)%	(14.45)%	18.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$216,913	$260,817	$197,911	$74,884	$131,536	$152,242
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.05%	0.03%	(0.28)%	(0.31)%	(0.33)%	2.51%
Portfolio turnover rate[f]	12%	13%	19%	13%	14%	51%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Home Construction Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$13.52	$15.20	$11.15	$20.20	$36.19	$49.50

Income from investment operations:
Net investment income[b]	0.05	0.09	0.08	0.19	0.37	0.26
Net realized and unrealized gain (loss)[c]	(2.80)	(1.69)	4.06	(8.99)	(16.06)	(13.33)

Total from investment operations	(2.75)	(1.60)	4.14	(8.80)	(15.69)	(13.07)

Less distributions from:
Net investment income	(0.05)	(0.08)	(0.09)	(0.25)	(0.20)	(0.24)
Return of capital	—	—	—	—	(0.10)	—

Total distributions	(0.05)	(0.08)	(0.09)	(0.25)	(0.30)	(0.24)

Net asset value, end of period	$10.72	$13.52	$15.20	$11.15	$20.20	$36.19

Total return	(20.31)%[d]	(10.49)%	37.44%	(43.65)%	(43.39)%	(26.44)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$264,892	$501,567	$344,340	$198,456	$418,134	$76,005
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.85%	0.69%	0.67%	1.44%	1.83%	0.66%
Portfolio turnover rate[f]	6%	22%	35%	35%	34%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Insurance Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$33.54	$30.51	$19.55	$44.05	$55.64	$49.55

Income from investment operations:
Net investment income[b]	0.16	0.51	0.39	0.55	0.76	0.45
Net realized and unrealized gain (loss)[c]	(4.54)	3.09	10.99	(24.50)	(11.71)	6.06

Total from investment operations	(4.38)	3.60	11.38	(23.95)	(10.95)	6.51

Less distributions from:
Net investment income	(0.15)	(0.57)	(0.42)	(0.55)	(0.64)	(0.42)

Total distributions	(0.15)	(0.57)	(0.42)	(0.55)	(0.64)	(0.42)

Net asset value, end of period	$29.01	$33.54	$30.51	$19.55	$44.05	$55.64

Total return	(13.02)%[d]	11.98%	58.58%	(54.66)%	(19.82)%	13.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$72,516	$85,520	$85,418	$28,350	$46,257	$27,821
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.11%	1.68%	1.50%	2.06%	1.54%	0.89%
Portfolio turnover rate[f]	7%	15%	9%	25%	10%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Medical Devices Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$68.61	$59.90	$39.80	$56.58	$54.42	$49.43

Income from investment operations:
Net investment income (loss)[b]	0.07	0.09	0.11	0.03	(0.04)	(0.09)
Net realized and unrealized gain (loss)[c]	(9.34)	8.66	20.08	(16.77)	2.20	5.08

Total from investment operations	(9.27)	8.75	20.19	(16.74)	2.16	4.99

Less distributions from:
Net investment income	(0.07)	(0.04)	(0.09)	(0.04)	—	—
Return of capital	—	—	—	—	—	(0.00)[d]

Total distributions	(0.07)	(0.04)	(0.09)	(0.04)	—	(0.00)[d]

Net asset value, end of period	$59.27	$68.61	$59.90	$39.80	$56.58	$54.42

Total return	(13.51)%[e]	14.61%	50.74%	(29.58)%	3.97%	10.10%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$337,841	$493,959	$446,255	$214,902	$291,412	$119,717
Ratio of expenses to average net assets[f]	0.47%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	0.21%	0.15%	0.21%	0.07%	(0.08)%	(0.18)%
Portfolio turnover rate[g]	13%	33%	25%	26%	30%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$74.76	$56.64	$39.19	$75.29	$54.72	$50.80

Income from investment operations:
Net investment income[b]	0.12	0.28	0.21	0.24	0.18	0.14
Net realized and unrealized gain (loss)[c]	(10.96)	18.13	17.48	(36.12)	20.55	3.90

Total from investment operations	(10.84)	18.41	17.69	(35.88)	20.73	4.04

Less distributions from:
Net investment income	(0.12)	(0.29)	(0.24)	(0.22)	(0.16)	(0.12)

Total distributions	(0.12)	(0.29)	(0.24)	(0.22)	(0.16)	(0.12)

Net asset value, end of period	$63.80	$74.76	$56.64	$39.19	$75.29	$54.72

Total return	(14.49)%[d]	32.61%	45.23%	(47.69)%	37.95%	7.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$360,492	$590,617	$424,786	$335,055	$289,873	$65,661
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.37%	0.47%	0.43%	0.47%	0.28%	0.29%
Portfolio turnover rate[f]	6%	21%	22%	19%	15%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$67.03	$47.17	$31.08	$69.03	$51.49	$51.16

Income from investment operations:
Net investment income[b]	0.08	0.22	0.30	0.16	0.04	0.09
Net realized and unrealized gain (loss)[c]	(13.06)	19.89	16.10	(37.97)	17.53	0.33

Total from investment operations	(12.98)	20.11	16.40	(37.81)	17.57	0.42

Less distributions from:
Net investment income	(0.10)	(0.25)	(0.31)	(0.14)	(0.03)	(0.07)
Return of capital	—	—	—	—	—	(0.02)

Total distributions	(0.10)	(0.25)	(0.31)	(0.14)	(0.03)	(0.09)

Net asset value, end of period	$53.95	$67.03	$47.17	$31.08	$69.03	$51.49

Total return	(19.36)%[d]	42.81%	52.92%	(54.76)%	34.13%	0.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$436,972	$713,851	$412,740	$194,235	$314,093	$133,874
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.29%	0.43%	0.72%	0.37%	0.07%	0.20%
Portfolio turnover rate[f]	8%	30%	11%	28%	21%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Pharmaceuticals Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$71.96	$58.90	$41.11	$49.28	$57.56	$49.80

Income from investment operations:
Net investment income[b]	0.48	0.90	0.75	0.80	0.60	0.53
Net realized and unrealized gain (loss)[c]	(1.71)	13.07	17.79	(8.18)	(8.30)	7.71

Total from investment operations	(1.23)	13.97	18.54	(7.38)	(7.70)	8.24

Less distributions from:
Net investment income	(0.48)	(0.91)	(0.75)	(0.79)	(0.58)	(0.48)

Total distributions	(0.48)	(0.91)	(0.75)	(0.79)	(0.58)	(0.48)

Net asset value, end of period	$70.25	$71.96	$58.90	$41.11	$49.28	$57.56

Total return	(1.69)%[d]	23.99%	45.32%	(15.13)%	(13.43)%	16.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$252,902	$194,288	$170,802	$98,676	$71,463	$69,069
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.37%	1.47%	1.39%	1.76%	1.12%	1.01%
Portfolio turnover rate[f]	10%	25%	29%	27%	21%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Regional Banks Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007
Net asset value, beginning of period	$24.34	$26.33	$17.93	$36.36	$50.39	$49.34

Income from investment operations:
Net investment income[b]	0.20	0.30	0.30	1.05	1.55	1.43
Net realized and unrealized gain (loss)[c]	(3.92)	(2.01)	8.43	(18.34)	(14.32)	1.08

Total from investment operations	(3.72)	(1.71)	8.73	(17.29)	(12.77)	2.51

Less distributions from:
Net investment income	(0.21)	(0.28)	(0.33)	(1.14)	(1.26)	(1.46)

Total distributions	(0.21)	(0.28)	(0.33)	(1.14)	(1.26)	(1.46)

Net asset value, end of period	$20.41	$24.34	$26.33	$17.93	$36.36	$50.39

Total return	(15.24)%[d]	(6.42)%	49.30%	(48.35)%	(25.69)%	5.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$93,890	$144,820	$202,759	$121,024	$189,069	$27,716
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.83%	1.27%	1.44%	4.20%	4.00%	2.87%
Portfolio turnover rate[f]	5%	11%	23%	19%	14%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Dow Jones U.S. Aerospace & Defense	Non-diversified
Dow Jones U.S. Broker-Dealers	Non-diversified
Dow Jones U.S. Healthcare Providers	Non-diversified
Dow Jones U.S. Home Construction	Non-diversified
Dow Jones U.S. Insurance	Non-diversified

iShares Index Fund	Diversification Classification
Dow Jones U.S. Medical Devices	Non-diversified
Dow Jones U.S. Oil & Gas Exploration & Production	Non-diversified
Dow Jones U.S. Oil Equipment & Services	Non-diversified
Dow Jones U.S. Pharmaceuticals	Non-diversified
Dow Jones U.S. Regional Banks	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
Dow Jones U.S. Aerospace & Defense
Common Stocks	$107,844,365	$—	$—	$107,844,365
Short-Term Investments	11,127,441	—	—	11,127,441

	$118,971,806	$—	$—	$118,971,806

Dow Jones U.S. Broker-Dealers
Common Stocks	$54,288,673	$—	$28	$54,288,701
Short-Term Investments	3,960,870	—	—	3,960,870

	$58,249,543	$—	$28	$58,249,571

Dow Jones U.S. Healthcare Providers
Common Stocks	$216,830,964	$—	$—	$216,830,964
Short-Term Investments	18,726,560	—	—	18,726,560

	$235,557,524	$—	$—	$235,557,524

Dow Jones U.S. Home Construction
Common Stocks	$264,704,989	$—	$—	$264,704,989
Short-Term Investments	32,246,829	—	—	32,246,829

	$296,951,818	$—	$—	$296,951,818

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
Dow Jones U.S. Insurance
Common Stocks	$72,486,939	$—	$—	$72,486,939
Short-Term Investments	2,757,506	—	—	2,757,506

	$75,244,445	$—	$—	$75,244,445

Dow Jones U.S. Medical Devices
Common Stocks	$337,463,763	$—	$—	$337,463,763
Short-Term Investments	42,825,599	—	—	42,825,599

	$380,289,362	$—	$—	$380,289,362

Dow Jones U.S. Oil & Gas Exploration & Production
Common Stocks	$360,332,517	$—	$9,767	$360,342,284
Short-Term Investments	17,699,999	—	—	17,699,999

	$378,032,516	$—	$9,767	$378,042,283

Dow Jones U.S. Oil Equipment & Services
Common Stocks	$436,672,947	$—	$—	$436,672,947
Short-Term Investments	58,357,199	—	—	58,357,199

	$495,030,146	$—	$—	$495,030,146

Dow Jones U.S. Pharmaceuticals
Common Stocks	$252,614,928	$—	$—	$252,614,928
Short-Term Investments	33,403,943	—	—	33,403,943

	$286,018,871	$—	$—	$286,018,871

Dow Jones U.S. Regional Banks
Common Stocks	$93,736,069	$—	$—	$93,736,069
Short-Term Investments	3,842,206	—	—	3,842,206

	$97,578,275	$—	$—	$97,578,275

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of April 30, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Dow Jones U.S. Aerospace & Defense	$218,173	$257,417	$9,600,011	$18,274,518	$1,447,425	$29,797,544
Dow Jones U.S. Broker-Dealers	203,587	7,089,008	31,804,022	17,785,438	2,266,806	59,148,861
Dow Jones U.S. Healthcare Providers	—	752,715	1,512,696	6,657,015	—	8,922,426
Dow Jones U.S. Home Construction	—	4,410,404	24,583,851	146,896,099	7,844,464	183,734,818
Dow Jones U.S. Insurance	83,550	25,936	11,890,168	2,305,872	2,460,926	16,766,452
Dow Jones U.S. Medical Devices	42,150	610,958	6,007,659	19,646,702	6,907,841	33,215,310
Dow Jones U.S. Oil & Gas Exploration & Production	115,443	413,565	1,593,277	9,040,459	7,967,383	19,130,127
Dow Jones U.S. Oil Equipment & Services	64,599	715,492	2,017,307	57,694,132	23,866,864	84,358,394
Dow Jones U.S. Pharmaceuticals	—	702,196	89,576	487,890	—	1,279,662
Dow Jones U.S. Regional Banks	47,538	94,893	14,260,731	19,012,829	1,225,053	34,641,044

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Aerospace & Defense	$145,418,805	$4,098,869	$(30,545,868)	$(26,446,999)
Dow Jones U.S. Broker-Dealers	86,270,459	449,109	(28,469,997)	(28,020,888)
Dow Jones U.S. Healthcare Providers	272,993,191	2,502,335	(39,938,002)	(37,435,667)
Dow Jones U.S. Home Construction	400,637,661	191,383	(103,877,226)	(103,685,843)
Dow Jones U.S. Insurance	82,507,405	3,270,812	(10,533,772)	(7,262,960)
Dow Jones U.S. Medical Devices	427,092,644	14,173,088	(60,976,370)	(46,803,282)
Dow Jones U.S. Oil & Gas Exploration & Production	436,746,073	8,703,136	(67,406,926)	(58,703,790)
Dow Jones U.S. Oil Equipment & Services	541,798,656	15,533,034	(62,301,544)	(46,768,510)
Dow Jones U.S. Pharmaceuticals	282,146,453	14,105,129	(10,232,711)	3,872,418
Dow Jones U.S. Regional Banks	146,012,205	190,844	(48,624,774)	(48,433,930)

Management has reviewed the tax positions as of October 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Aerospace & Defense	$6,347
Dow Jones U.S. Broker-Dealers	3,362
Dow Jones U.S. Healthcare Providers	29,986
Dow Jones U.S. Home Construction	40,671
Dow Jones U.S. Insurance	1,995

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Medical Devices	$35,992
Dow Jones U.S. Oil & Gas Exploration & Production	58,808
Dow Jones U.S. Oil Equipment & Services	32,315
Dow Jones U.S. Pharmaceuticals	12,535
Dow Jones U.S. Regional Banks	3,951

Cross trades for the six months ended October 31, 2011, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Loss
Dow Jones U.S. Home Construction
Cavco Industries Inc.[a]	343,478	100,141	(225,581)	218,038	$9,818,251	$—	$(731,168)
M/I Homes Inc.[a]	978,796	299,509	(661,861)	616,444	4,604,837	—	(2,156,710)
Skyline Corp.[a]	529,627	157,358	(343,586)	343,399	2,321,377	78,730	(2,323,128)

					$16,744,465	$78,730	$(5,211,006)

Dow Jones U.S. Regional Banks
PNC Financial Services Group Inc. (The)	277,637	12,888	(78,526)	211,999	$11,386,466	$160,769	$(602,924)

[a]	Not an affiliate at the end of the period.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Aerospace & Defense	$11,380,723	$11,236,849
Dow Jones U.S. Broker-Dealers	10,227,879	10,250,583
Dow Jones U.S. Healthcare Providers	33,141,535	33,438,699
Dow Jones U.S. Home Construction	24,320,895	24,044,179
Dow Jones U.S. Insurance	5,033,178	4,946,971
Dow Jones U.S. Medical Devices	55,577,474	56,087,462
Dow Jones U.S. Oil & Gas Exploration & Production	28,855,902	28,840,992
Dow Jones U.S. Oil Equipment & Services	43,816,255	44,094,636
Dow Jones U.S. Pharmaceuticals	22,305,918	22,726,311
Dow Jones U.S. Regional Banks	5,967,821	6,425,558

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Aerospace & Defense	$66,086,391	$84,652,436
Dow Jones U.S. Broker-Dealers	41,338,567	92,607,141
Dow Jones U.S. Healthcare Providers	214,407,307	213,572,259
Dow Jones U.S. Home Construction	127,141,955	235,348,357
Dow Jones U.S. Insurance	17,648,155	21,384,264
Dow Jones U.S. Medical Devices	50,542,070	140,723,433
Dow Jones U.S. Oil & Gas Exploration & Production	172,598,109	320,842,153
Dow Jones U.S. Oil Equipment & Services	107,824,737	233,528,909
Dow Jones U.S. Pharmaceuticals	118,455,849	54,995,212
Dow Jones U.S. Regional Banks	3,442,423	31,197,981

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011, and April 26, 2011, to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase, and that the Board had approved additional breakpoints in a previous year. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by Dow Jones Trademark Holdings, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-43-1011

October 31, 2011

2011 Semi-Annual Report

iShares Trust

iShares Dow Jones International Select Dividend Index Fund  |  IDV  |  NYSE Arca

iShares Dow Jones Select Dividend Index Fund  |  DVY  |  NYSE Arca

iShares High Dividend Equity Fund  |  HDV  |  NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/11			Inception to 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.05%	0.49%	2.05%	(4.33)%	(4.54)%	(4.26)%	(17.68)%	(18.47)%	(17.38)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/11/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/15/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones International Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones EPAC Select Dividend IndexSM (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (REITs)) in the Dow Jones Developed Markets ex-U.S. Index, which measures the performance of stocks that trade in developed markets, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (12.65)%, net of fees, while the total return for the Index was (12.94)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Financial	22.21%
Utilities	15.70
Communications	15.08
Energy	14.27
Consumer Non-Cyclical	10.03
Industrial	7.84
Consumer Cyclical	7.66
Basic Materials	2.81
Technology	2.68
Diversified	1.36
Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Eni SpA (Italy)	4.99%
Commonwealth Bank of Australia (Australia)	4.55
British American Tobacco PLC (United Kingdom)	4.44
Royal Dutch Shell PLC Class A (United Kingdom)	3.91
SSE PLC (United Kingdom)	3.01
Provident Financial PLC (United Kingdom)	2.97
National Australia Bank Ltd. (Australia)	2.60
Westpac Banking Corp. (Australia)	2.22
Neopost SA (France)	2.09
Hennes & Mauritz AB Class B (Sweden)	2.05

TOTAL	32.83%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.40%	12.44%	12.94%	(1.58)%	(1.56)%	(0.67)%	4.13%	4.13%	4.84%

Cumulative Total Returns
Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.40%	12.44%	12.94%	(7.66)%	(7.56)%	(3.29)%	38.21%	38.24%	45.87%

Total returns for the period since inception are calculated from the inception date of the Fund (11/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Dividend IndexSM (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (REITs)) in the Dow Jones U.S. Index, a broad-based index representative of the total market for U.S. equity securities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (1.09)%, net of fees, while the total return for the Index was (0.85)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Utilities	34.47%
Consumer Non-Cyclical	21.95
Industrial	11.88
Consumer Cyclical	9.18
Financial	8.86
Basic Materials	5.28
Energy	4.04
Communications	3.34
Technology	0.84
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Lorillard Inc.	4.02%
VF Corp.	2.65
Chevron Corp.	2.28
Entergy Corp.	2.15
Kimberly-Clark Corp.	1.94
Integrys Energy Group Inc.	1.94
McDonald’s Corp.	1.90
FirstEnergy Corp.	1.81
ONEOK Inc.	1.76
DTE Energy Co.	1.67

TOTAL	22.12%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® HIGH DIVIDEND EQUITY FUND

Performance as of October 31, 2011

Cumulative Total Returns
Inception to 10/31/11
NAV	MARKET	INDEX
5.61%	5.63%	5.92%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 3/29/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/31/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares High Dividend Equity Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Dividend Yield Focus IndexSM (the “Index”). The Index measures the performance of a selected group of U.S. equity securities issued by companies that have provided relatively high dividend yields on a consistent basis, and is a subset of the Morningstar U.S. Market Index. The Index is comprised of qualified income paying securities that are screened for superior company quality and financial health as determined by Morningstar’s proprietary index methodology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was 0.56%, net of fees, while the total return for the Index was 0.78%.

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Consumer Non-Cyclical	48.75%
Utilities	16.68
Communications	16.18
Technology	7.47
Energy	4.96
Industrial	2.67
Financial	1.39
Consumer Cyclical	1.16
Basic Materials	0.58
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
AT&T Inc.	10.12%
Pfizer Inc.	6.48
Johnson & Johnson	6.09
Procter & Gamble Co. (The)	5.94
Intel Corp.	5.87
Verizon Communications Inc.	5.87
Merck & Co. Inc.	5.09
Philip Morris International Inc.	4.81
ConocoPhillips	4.02
Altria Group Inc.	3.61

TOTAL	57.90%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Fund	Beginning Account Value (5/1/11)	Ending Account Value (10/31/11)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/11 to 10/31/11)
Dow Jones International Select Dividend Index
Actual	$1,000.00	$ 873.50	0.50%	$2.35
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
Dow Jones Select Dividend Index
Actual	1,000.00	989.10	0.40	2.00
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03
High Dividend Equity
Actual	1,000.00	1,005.60	0.40	2.02
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	9

Schedule of Investments  (Unaudited)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.64%

AUSTRALIA — 22.56%
Amcor Ltd.	464,877	$3,462,345
APA Group	822,312	3,795,081
Australia and New Zealand Banking Group Ltd.	543,132	12,492,801
Billabong International Ltd.	417,924	1,897,738
Bradken Ltd.	378,162	3,101,362
Commonwealth Bank of Australia	588,393	30,757,087
David Jones Ltd.	708,102	2,546,775
MAp Group	631,116	2,283,278
Metcash Ltd.	657,765	2,910,060
National Australia Bank Ltd.	645,498	17,600,425
Orica Ltd.	387,468	10,688,194
SP AusNet	1,244,466	1,313,715
Stockland Corp. Ltd.	600,660	2,013,775
Suncorp Group Ltd.	397,197	3,619,881
Tatts Group Ltd.	849,384	2,090,678
Telstra Corp. Ltd.	1,034,235	3,401,544
UGL Ltd.	442,035	6,213,949
Wesfarmers Ltd.	398,043	13,707,986
Westfield Group	647,613	5,290,557
Westpac Banking Corp.	635,769	15,055,275
White Energy Co. Ltd.[a]	950	1,693
White Energy Co. Ltd. (2011 Performance Contingent)[a,b]	5,361	1
WorleyParsons Ltd.	285,102	8,427,068

		152,671,268
AUSTRIA — 2.80%
Oesterreichische Post AG	300,395	9,150,758
OMV AG	169,823	5,986,864
Telekom Austria AG	334,593	3,840,860

		18,978,482
BELGIUM — 1.66%
Belgacom SA	87,582	2,677,732
Colruyt SA	206,638	8,588,913

		11,266,645
CANADA — 5.47%
Bank of Montreal	139,831	8,290,609
Crescent Point Energy Corp.	197,118	8,448,340

Security	Shares	Value

Emera Inc.	126,477	$4,167,724
Manitoba Telecom Services Inc.	182,313	5,860,815
Russel Metals Inc.	143,397	3,311,882
TELUS Corp.	128,256	6,925,114

		37,004,484
FINLAND — 0.29%
Konecranes OYJ	85,446	1,979,580

		1,979,580
FRANCE — 4.98%
Credit Agricole SA	161,586	1,279,257
France Telecom SA	290,178	5,277,811
GDF Suez	181,044	5,180,449
Neopost SA	184,005	14,151,684
Veolia Environnement	187,812	2,691,640
Vivendi SA	226,728	5,138,901

		33,719,742
GERMANY — 2.77%
BASF SE	67,680	5,021,137
Deutsche Telekom AG Registered	189,081	2,424,734
RWE AG	170,046	7,339,537
Wincor Nixdorf AG	69,795	3,958,252

		18,743,660
GREECE — 2.81%
Hellenic Petroleum SA	401,624	3,562,776
Hellenic Telecommunications Organization SA	312,710	1,744,671
Motor Oil (Hellas) Corinth Refineries SA	41,214	375,379
OPAP SA	1,139,476	13,350,459

		19,033,285
HONG KONG — 4.36%
Bosideng International Holdings Ltd.	1,692,000	475,024
CLP Holdings Ltd.	634,500	5,683,126
Esprit Holdings Ltd.	634,512	931,544
Power Assets Holdings Ltd.	634,500	4,849,655
SOHO China Ltd.	1,480,500	1,071,527
Television Broadcasts Ltd.	707,000	4,115,441
VTech Holdings Ltd.	1,184,400	11,203,372
Yue Yuen Industrial (Holdings) Ltd.	423,000	1,214,797

		29,544,486
ITALY — 9.10%
A2A SpA	1,638,702	2,262,804

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

October 31, 2011

Security	Shares	Value

Enel SpA	1,613,322	$7,673,388
Eni SpA	1,514,340	33,774,085
Parmalat SpA	1,283,805	2,881,156
Snam Rete Gas SpA	1,502,919	7,383,065
Telecom Italia SpA	1,258,425	1,578,848
Terna SpA	1,565,523	6,039,811

		61,593,157
JAPAN — 1.99%
Eisai Co. Ltd.	169,200	6,770,170
Ono Pharmaceutical Co. Ltd.	126,900	6,688,798

		13,458,968
NETHERLANDS — 1.01%
Koninklijke KPN NV	514,791	6,818,414

		6,818,414
NEW ZEALAND — 2.77%
Fletcher Building Ltd.	1,795,635	9,697,268
Telecom Corp. of New Zealand Ltd.	4,389,048	9,035,620

		18,732,888
NORWAY — 2.09%
Fred Olsen Energy ASA	141,822	4,837,603
Seadrill Ltd.	279,180	9,320,428

		14,158,031
PORTUGAL — 1.47%
BRISA — Auto-estradas de Portugal SA	1,463,307	5,061,729
Energias de Portugal SA	1,528,773	4,872,377

		9,934,106
SINGAPORE — 2.62%
Keppel Corp. Ltd.	1,212,800	9,195,072
SembCorp Industries Ltd.	846,000	2,831,940
StarHub Ltd.	2,538,000	5,717,952

		17,744,964
SPAIN — 4.10%
Endesa SA	336,285	8,095,805
Gas Natural SDG SA	431,988	8,125,206
Mapfre SA	468,331	1,738,239
Telefonica SA	456,417	9,791,064

		27,750,314

Security	Shares	Value

SWEDEN — 2.56%
Hennes & Mauritz AB Class B	416,232	$13,897,788
Peab AB	290,601	1,599,944
TeliaSonera AB	258,030	1,813,684

		17,311,416
SWITZERLAND — 1.92%
Swisscom AG Registered	17,766	7,236,564
Zurich Financial Services AG Registered[a]	24,534	5,741,880

		12,978,444
UNITED KINGDOM — 22.31%
Aviva PLC	909,873	5,005,080
British American Tobacco PLC	649,305	30,021,212
Cable & Wireless Communications PLC	1,676,772	980,828
Catlin Group Ltd.	1,037,196	6,648,006
Close Brothers Group PLC	678,492	7,770,121
Dairy Crest Group PLC	732,636	4,091,617
FirstGroup PLC	794,817	4,284,935
Hays PLC	703,026	898,726
Home Retail Group PLC	1,055,385	1,705,201
HSBC Holdings PLC	465,300	4,092,423
National Grid PLC	1,028,736	10,253,486
Provident Financial PLC	1,123,911	20,118,431
Royal Dutch Shell PLC Class A	740,673	26,478,102
RSA Insurance Group PLC	981,360	1,769,344
SSE PLC	937,791	20,343,983
UBM PLC	534,672	4,384,114
Vodafone Group PLC	760,554	2,121,925

		150,967,534

TOTAL COMMON STOCKS (Cost: $678,219,906)		674,389,868

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares (0.03)%[c,d],e	238,343	238,343

		238,343

TOTAL SHORT-TERM INVESTMENTS (Cost: $238,343)		238,343

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

October 31, 2011

Value

TOTAL INVESTMENTS IN SECURITIES — 99.68% (Cost: $678,458,249)	$674,628,211
Other Assets, Less Liabilities — 0.32%	2,189,799

NET ASSETS —100.00%	$676,818,010

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.14%
General Dynamics Corp.	1,334,719	$85,675,613
Northrop Grumman Corp.	1,617,390	93,404,272

		179,079,885
AGRICULTURE — 6.49%
Altria Group Inc.	3,382,636	93,191,622
Lorillard Inc.	3,046,873	337,166,966
Universal Corp.[a]	2,656,016	113,730,605

		544,089,193
APPAREL — 2.65%
VF Corp.	1,610,477	222,600,131

		222,600,131
BANKS — 3.61%
Bank of Hawaii Corp.	2,165,309	91,440,999
BB&T Corp.	1,248,140	29,131,587
F.N.B. Corp.	2,835,474	28,609,933
FirstMerit Corp.	1,938,313	27,155,765
Trustmark Corp.	2,151,912	47,643,332
United Bankshares Inc.	1,717,426	40,771,693
Valley National Bancorp	3,190,963	38,291,556

		303,044,865
BEVERAGES — 1.21%
Coca-Cola Co. (The)	1,485,398	101,482,391

		101,482,391
BUILDING MATERIALS — 0.14%
Masco Corp.	1,242,277	11,925,859

		11,925,859
CHEMICALS — 4.58%
Eastman Chemical Co.	2,366,243	92,969,688
International Flavors & Fragrances Inc.	1,071,031	64,861,638
PPG Industries Inc.	1,503,291	129,899,375
RPM International Inc.	2,246,507	50,479,012
Sensient Technologies Corp.	1,239,870	45,825,595

		384,035,308
COMMERCIAL SERVICES — 1.34%
Deluxe Corp.	2,488,168	58,770,528
R.R. Donnelley & Sons Co.	3,279,712	53,459,306

		112,229,834

Security	Shares	Value

COSMETICS & PERSONAL CARE — 0.36%
Avon Products Inc.	1,661,211	$30,366,937

		30,366,937
DISTRIBUTION & WHOLESALE — 2.56%
Genuine Parts Co.	1,781,113	102,289,320
Watsco Inc.[a]	1,823,319	112,425,849

		214,715,169
ELECTRIC — 28.88%
Alliant Energy Corp.	2,375,171	96,859,473
American Electric Power Co. Inc.	2,846,026	111,791,901
Black Hills Corp.[a]	2,566,302	86,510,041
CenterPoint Energy Inc.	2,724,657	56,781,852
Cleco Corp.	1,808,699	66,686,732
CMS Energy Corp.	2,491,094	51,864,577
Dominion Resources Inc.	2,396,535	123,637,241
DPL Inc.[b]	2,601,441	78,953,734
DTE Energy Co.	2,685,889	139,961,676
Edison International	1,820,012	73,892,487
Entergy Corp.	2,602,233	179,996,457
Exelon Corp.	2,900,083	128,734,684
FirstEnergy Corp.	3,383,117	152,104,940
Integrys Energy Group Inc.	3,068,446	162,351,478
NextEra Energy Inc.	2,141,848	120,800,227
Northeast Utilities	1,781,862	61,598,969
OGE Energy Corp.	1,766,508	91,399,124
PG&E Corp.	2,126,363	91,220,973
Pinnacle West Capital Corp.	2,834,794	129,209,911
PPL Corp.	3,041,587	89,331,410
Public Service Enterprise Group Inc.	2,396,451	80,760,399
SCANA Corp.	2,587,083	109,381,869
TECO Energy Inc.	2,651,205	49,232,877
UniSource Energy Corp.[a]	2,368,779	88,308,081

		2,421,371,113
ELECTRICAL COMPONENTS & EQUIPMENT — 1.69%
Emerson Electric Co.	1,328,741	63,939,017
Hubbell Inc. Class B	1,303,138	77,914,621

		141,853,638
ELECTRONICS — 1.12%
Garmin Ltd.[b]	2,736,039	94,092,381

		94,092,381

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2011

Security	Shares	Value

ENVIRONMENTAL CONTROL — 1.27%
Republic Services Inc.	1,488,810	$42,371,533
Waste Management Inc.	1,948,116	64,151,460

		106,522,993
FOOD — 3.90%
General Mills Inc.	1,716,325	66,130,002
H.J. Heinz Co.	1,994,323	106,576,621
Kraft Foods Inc. Class A	2,038,690	71,721,114
Sara Lee Corp.	1,594,885	28,388,953
Sysco Corp.	1,951,299	54,090,009

		326,906,699
FOREST PRODUCTS & PAPER — 0.70%
MeadWestvaco Corp.	2,117,597	59,102,132

		59,102,132
GAS — 5.60%
AGL Resources Inc.	2,692,561	112,926,008
New Jersey Resources Corp.	1,850,453	87,008,300
Nicor Inc.	2,045,292	115,047,675
NiSource Inc.	2,942,308	64,995,584
Sempra Energy	1,662,826	89,343,641

		469,321,208
HOUSEHOLD PRODUCTS & WARES — 4.76%
Avery Dennison Corp.	1,069,199	28,440,693
Clorox Co. (The)	1,934,157	129,472,470
Kimberly-Clark Corp.	2,331,193	162,507,464
Tupperware Brands Corp.	1,386,608	78,398,816

		398,819,443
INSURANCE — 3.67%
Allstate Corp. (The)	1,448,339	38,149,249
Arthur J. Gallagher & Co.	2,398,290	74,107,161
Cincinnati Financial Corp.	2,784,146	80,573,185
Mercury General Corp.	2,645,295	114,541,274

		307,370,869
MACHINERY — 1.42%
Briggs & Stratton Corp.	1,233,422	18,007,961
Caterpillar Inc.	1,073,999	101,449,946

		119,457,907
MANUFACTURING — 3.17%
Eaton Corp.	2,554,531	114,494,079
General Electric Co.	1,539,844	25,730,793

Security	Shares	Value

Honeywell International Inc.	1,288,373	$67,510,745
Leggett & Platt Inc.	2,668,294	58,435,639

		266,171,256
MEDIA — 0.72%
McGraw-Hill Companies Inc. (The)	1,425,319	60,576,058

		60,576,058
METAL FABRICATE & HARDWARE — 0.23%
Commercial Metals Co.	1,552,715	19,300,247

		19,300,247
OFFICE & BUSINESS EQUIPMENT — 0.84%
Pitney Bowes Inc.	3,440,264	70,112,580

		70,112,580
OIL & GAS — 2.28%
Chevron Corp.	1,818,826	191,067,671

		191,067,671
PACKAGING & CONTAINERS — 0.69%
Sonoco Products Co.	1,853,532	58,182,370

		58,182,370
PHARMACEUTICALS — 3.89%
Bristol-Myers Squibb Co.	2,704,665	85,440,367
Eli Lilly and Co.	3,092,641	114,922,540
Merck & Co. Inc.	2,332,551	80,473,009
Pfizer Inc.	2,367,625	45,600,458

		326,436,374
PIPELINES — 1.76%
ONEOK Inc.	1,940,641	147,585,748

		147,585,748
RETAIL — 3.36%
Darden Restaurants Inc.	1,409,550	67,489,254
Home Depot Inc. (The)	1,515,486	54,254,399
McDonald’s Corp.	1,720,907	159,786,215

		281,529,868
SAVINGS & LOANS — 1.58%
Astoria Financial Corp.	2,132,338	17,698,406
First Niagara Financial Group Inc.	2,484,370	22,831,360
Hudson City Bancorp Inc.	2,831,426	17,696,413
New York Community Bancorp Inc.	3,128,862	41,645,153
People’s United Financial Inc.	2,553,411	32,555,990

		132,427,322

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2011

Security	Shares	Value
TELECOMMUNICATIONS — 2.63%
AT&T Inc.	3,190,011	$93,499,223
CenturyLink Inc.	3,593,031	126,690,273

		220,189,496
TOYS, GAMES & HOBBIES — 0.60%
Mattel Inc.	1,794,218	50,668,716

		50,668,716

TOTAL COMMON STOCKS (Cost: $7,696,963,751)		8,372,635,661

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[a,c,d]	73,715,444	73,715,444
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[a,c,d]	6,020,055	6,020,055
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[a,c],e	7,116,735	7,116,735

		86,852,234

TOTAL SHORT-TERM INVESTMENTS (Cost: $86,852,234)		86,852,234

TOTAL INVESTMENTS IN SECURITIES —100.88% (Cost: $7,783,815,985)		8,459,487,895
Other Assets, Less Liabilities — (0.88)%		(73,835,065)

NET ASSETS — 100.00%		$8,385,652,830

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[e]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® HIGH DIVIDEND EQUITY FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 1.91%
Lockheed Martin Corp.	75,361	$5,719,900
Raytheon Co.	99,458	4,395,049

		10,114,949
AGRICULTURE — 10.25%
Altria Group Inc.	692,882	19,088,899
Lorillard Inc.	44,237	4,895,266
Philip Morris International Inc.	363,793	25,418,217
Reynolds American Inc.	123,795	4,788,391

		54,190,773
BANKS — 0.59%
Bank of Hawaii Corp.	15,286	645,528
Cullen/Frost Bankers Inc.	15,090	740,014
Trustmark Corp.	19,681	435,737
Valley National Bancorp[a]	76,465	917,580
Westamerica Bancorp	7,977	357,529

		3,096,388
COMMERCIAL SERVICES — 0.14%
Healthcare Services Group Inc.	17,230	298,940
Hillenbrand Inc.	21,015	443,627

		742,567
COSMETICS & PERSONAL CARE — 5.94%
Procter & Gamble Co. (The)	491,239	31,434,383

		31,434,383
DISTRIBUTION & WHOLESALE — 0.39%
Genuine Parts Co.	36,339	2,086,949

		2,086,949
DIVERSIFIED FINANCIAL SERVICES — 0.51%
Federated Investors Inc. Class Ba	49,595	969,086
Greenhill & Co. Inc.	15,003	566,814
NYSE Euronext Inc.	44,609	1,185,261

		2,721,161
ELECTRIC — 16.13%
ALLETE Inc.	9,041	357,210
Alliant Energy Corp.	30,733	1,253,292
Ameren Corp.	82,410	2,627,231
American Electric Power Co. Inc.	150,756	5,921,696
CMS Energy Corp.	75,466	1,571,202
Consolidated Edison Inc.	80,592	4,663,859

Security	Shares	Value

Dominion Resources Inc.	153,821	$7,935,625
DPL Inc.	33,612	1,020,124
DTE Energy Co.	51,879	2,703,415
Duke Energy Corp.	454,210	9,274,968
Entergy Corp.	60,882	4,211,208
Exelon Corp.	209,074	9,280,795
Great Plains Energy Inc.	44,707	927,223
MGE Energy Inc.	5,620	245,257
NextEra Energy Inc.	109,555	6,178,902
Northeast Utilities	36,934	1,276,808
NSTAR	25,528	1,151,057
Pinnacle West Capital Corp.	34,177	1,557,787
Portland General Electric Co.	22,859	560,960
Public Service Enterprise Group Inc.	135,681	4,572,450
SCANA Corp.	37,186	1,572,224
Southern Co.	248,261	10,724,875
TECO Energy Inc.	66,661	1,237,895
Westar Energy Inc.[a]	37,388	1,019,197
Xcel Energy Inc.	134,602	3,479,462

		85,324,722
ENVIRONMENTAL CONTROL — 0.75%
Waste Management Inc.	120,990	3,984,201

		3,984,201
FOOD — 4.49%
Campbell Soup Co.	52,732	1,753,339
ConAgra Foods Inc.	103,954	2,633,155
H.J. Heinz Co.	77,770	4,156,029
Kraft Foods Inc. Class A	350,445	12,328,655
Sysco Corp.	103,014	2,855,548

		23,726,726
GAS — 0.55%
Sempra Energy	53,669	2,883,635

		2,883,635
HEALTH CARE — PRODUCTS — 6.15%
Johnson & Johnson	500,528	32,228,998
Meridian Bioscience Inc.	15,037	273,974

		32,502,972
HOUSEHOLD PRODUCTS & WARES — 1.38%
Kimberly-Clark Corp.	104,653	7,295,361

		7,295,361

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND EQUITY FUND

October 31, 2011

Security	Shares	Value

INSURANCE — 0.26%
Arthur J. Gallagher & Co.	36,728	$1,134,895
Harleysville Group Inc.	4,422	259,837

		1,394,732
IRON & STEEL — 0.58%
Nucor Corp.	81,363	3,073,894

		3,073,894
MEDIA — 0.04%
World Wrestling Entertainment Inc. Class Aa	18,329	192,638

		192,638
OIL & GAS — 4.02%
ConocoPhillips	305,272	21,262,195

		21,262,195
PHARMACEUTICALS — 20.41%
Abbott Laboratories	345,660	18,620,704
Bristol-Myers Squibb Co.	492,264	15,550,620
Eli Lilly and Co.	337,826	12,553,614
Merck & Co. Inc.	779,655	26,898,097
Pfizer Inc.	1,780,279	34,288,174

		107,911,209
PIPELINES — 0.94%
Spectra Energy Corp.	173,835	4,976,896

		4,976,896
RETAIL — 0.34%
Darden Restaurants Inc.	36,978	1,770,507

		1,770,507
SAVINGS & LOANS — 0.03%
Northwest Bancshares Inc.	12,271	153,019

		153,019
SEMICONDUCTORS — 6.90%
Intel Corp.	1,265,878	31,064,646
Linear Technology Corp.	49,015	1,583,675
Maxim Integrated Products Inc.	73,816	1,931,026
Microchip Technology Inc.	53,504	1,934,705

		36,514,052
SOFTWARE — 0.56%
Paychex Inc.	102,021	2,972,892

		2,972,892

Security	Shares	Value

TELECOMMUNICATIONS — 16.15%
AT&T Inc.	1,825,797	$53,514,110
Verizon Communications Inc.	839,057	31,028,328
Windstream Corp.	70,898	862,828

		85,405,266
TOYS, GAMES & HOBBIES — 0.43%
Mattel Inc.	80,174	2,264,114

		2,264,114

TOTAL COMMON STOCKS (Cost: $507,639,229)		527,996,201

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[b,c,d]	1,060,682	1,060,682
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	86,622	86,622
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[b,c],e	328,356	328,356

		1,475,660

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,475,660)		1,475,660

TOTAL INVESTMENTS IN SECURITIES — 100.12% (Cost: $509,114,889)		529,471,861
Other Assets, Less Liabilities — (0.12)%		(625,748)

NET ASSETS — 100.00%		$528,846,113

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[e]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2011

	iShares Dow Jones International Select Dividend Index Fund	iShares Dow Jones Select Dividend Index Fund	iShares High Dividend Equity Fund

ASSETS
Investments, at cost:
Unaffiliated	$678,219,906	$7,319,667,573	$507,639,229
Affiliated (Note 2)	238,343	464,148,412	1,475,660

Total cost of investments	$678,458,249	$7,783,815,985	$509,114,889

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$674,389,868	$7,971,661,085	$527,996,201
Affiliated (Note 2)	238,343	487,826,810	1,475,660

Total fair value of investments	674,628,211	8,459,487,895	529,471,861
Foreign currencies, at value[b]	1,226,490	—	—
Receivables:
Investment securities sold	—	—	4,414,162
Due from custodian (Note 4)	1,223,750	—	—
Dividends and interest	1,237,268	11,281,334	1,786,219
Capital shares sold	542,432	4,350,836	26,740

Total Assets	678,858,151	8,475,120,065	535,698,982

LIABILITIES
Payables:
Investment securities purchased	1,784,852	7,164,313	5,553,266
Collateral for securities on loan (Note 5)	—	79,735,499	1,147,304
Investment advisory fees (Note 2)	255,289	2,567,423	152,299

Total Liabilities	2,040,141	89,467,235	6,852,869

NET ASSETS	$676,818,010	$8,385,652,830	$528,846,113

Net assets consist of:
Paid-in capital	$726,252,294	$10,238,787,688	$508,167,871
Undistributed (distributions in excess of) net investment income	(1,135,388)	4,946,127	1,522,816
Accumulated net realized loss	(44,474,691)	(2,533,752,895)	(1,201,546)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,824,205)	675,671,910	20,356,972

NET ASSETS	$676,818,010	$8,385,652,830	$528,846,113

Shares outstanding[c]	21,150,000	161,000,000	10,050,000

Net asset value per share	$32.00	$52.08	$52.62

[a]	Securities on loan with values of $ —, $77,727,417 and $1,116,240, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,233,657, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares Dow Jones International Select Dividend Index Fund	iShares Dow Jones Select Dividend Index Fund	iShares High Dividend Equity Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$17,521,300	$125,811,610	$4,106,472
Dividends — affiliated (Note 2)	—	6,905,985	—
Interest — affiliated (Note 2)	52	1,210	44
Securities lending income — affiliated (Note 2)	4,636	609,091	3,056

Total investment income	17,525,988	133,327,896	4,109,572

EXPENSES
Investment advisory fees (Note 2)	1,413,491	13,447,221	369,373

Total expenses	1,413,491	13,447,221	369,373

Net investment income	16,112,497	119,880,675	3,740,199

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,259,840)	(39,681,620)	(1,527,241)
Investments — affiliated (Note 2)	—	(1,149,039)	—
In-kind redemptions — unaffiliated	—	80,435,882	324,276
In-kind redemptions — affiliated (Note 2)	—	2,822,177	—
Foreign currency transactions	(191,983)	—	—

Net realized gain (loss)	(17,451,823)	42,427,400	(1,202,965)

Net change in unrealized appreciation/depreciation on:
Investments	(70,216,723)	(147,661,251)	19,577,738
Translation of assets and liabilities in foreign currencies	(47,333)	—	—

Net change in unrealized appreciation/depreciation	(70,264,056)	(147,661,251)	19,577,738

Net realized and unrealized gain (loss)	(87,715,879)	(105,233,851)	18,374,773

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,603,382)	$14,646,824	$22,114,972

[a]	Net of foreign withholding tax of $1,675,380, $ — and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones International Select Dividend Index Fund		iShares Dow Jones Select Dividend Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,112,497	$10,361,365	$119,880,675	$185,479,310
Net realized gain (loss)	(17,451,823)	22,454,444	42,427,400	314,167,061
Net change in unrealized appreciation/depreciation	(70,264,056)	50,767,697	(147,661,251)	427,523,172

Net increase (decrease) in net assets resulting from operations	(71,603,382)	83,583,506	14,646,824	927,169,543

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(19,237,432)	(9,213,314)	(123,233,523)	(184,793,413)

Total distributions to shareholders	(19,237,432)	(9,213,314)	(123,233,523)	(184,793,413)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	244,152,446	379,423,447	2,702,994,941	2,620,594,857
Cost of shares redeemed	—	(60,055,870)	(410,976,786)	(1,501,333,606)

Net increase in net assets from capital share transactions	244,152,446	319,367,577	2,292,018,155	1,119,261,251

INCREASE IN NET ASSETS	153,311,632	393,737,769	2,183,431,456	1,861,637,381

NET ASSETS
Beginning of period	523,506,378	129,768,609	6,202,221,374	4,340,583,993

End of period	$676,818,010	$523,506,378	$8,385,652,830	$6,202,221,374

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,135,388)	$1,989,547	$4,946,127	$8,298,975

SHARES ISSUED AND REDEEMED
Shares sold	7,350,000	11,450,000	53,650,000	54,850,000
Shares redeemed	—	(1,800,000)	(8,250,000)	(30,700,000)

Net increase in shares outstanding	7,350,000	9,650,000	45,400,000	24,150,000

See notes to financial statements.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares High Dividend Equity Fund
	Six months ended October 31, 2011 (Unaudited)	Period from March 29, 2011[a] to April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,740,199	$48,145
Net realized gain (loss)	(1,202,965)	1,419
Net change in unrealized appreciation/depreciation	19,577,738	779,234

Net increase in net assets resulting from operations	22,114,972	828,798

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,265,528)	—

Total distributions to shareholders	(2,265,528)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	490,324,143	22,968,984
Cost of shares redeemed	(5,125,256)	—

Net increase in net assets from capital share transactions	485,198,887	22,968,984

INCREASE IN NET ASSETS	505,048,331	23,797,782

NET ASSETS
Beginning of period	23,797,782	—

End of period	$528,846,113	$23,797,782

Undistributed net investment income included in net assets at end of period	$1,522,816	$48,145

SHARES ISSUED AND REDEEMED
Shares sold	9,700,000	450,000
Shares redeemed	(100,000)	—

Net increase in shares outstanding	9,600,000	450,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones International Select Dividend Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Jun. 11, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$37.94	$31.27	$21.24	$42.81	$49.10

Income from investment operations:
Net investment income[b]	0.94	1.29	1.18	1.42	3.30
Net realized and unrealized gain (loss)[c]	(5.75)	6.71	10.06	(20.98)	(7.66)

Total from investment operations	(4.81)	8.00	11.24	(19.56)	(4.36)

Less distributions from:
Net investment income	(1.13)	(1.33)	(1.21)	(2.01)	(1.93)

Total distributions	(1.13)	(1.33)	(1.21)	(2.01)	(1.93)

Net asset value, end of period	$32.00	$37.94	$31.27	$21.24	$42.81

Total return	(12.65)%[d]	26.64%	53.75%	(46.81)%	(9.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$676,818	$523,506	$129,769	$52,027	$62,081
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	5.70%	3.91%	3.98%	5.77%	8.29%
Portfolio turnover rate[f]	8%	38%	62%	62%	42%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$53.65	$47.46	$34.94	$59.40	$73.45	$64.05

Income from investment operations:
Net investment income[a]	0.92	1.73	1.59	2.12	2.44	2.23
Net realized and unrealized gain (loss)[b]	(1.55)	6.21	12.57	(24.40)	(14.01)	9.39

Total from investment operations	(0.63)	7.94	14.16	(22.28)	(11.57)	11.62

Less distributions from:
Net investment income	(0.94)	(1.75)	(1.64)	(2.18)	(2.48)	(2.22)

Total distributions	(0.94)	(1.75)	(1.64)	(2.18)	(2.48)	(2.22)

Net asset value, end of period	$52.08	$53.65	$47.46	$34.94	$59.40	$73.45

Total return	(1.09)%[c]	17.25%	41.33%	(38.17)%	(16.05)%	18.48%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,385,653	$6,202,221	$4,340,584	$2,960,998	$5,901,872	$8,659,384
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.57%	3.59%	3.84%	4.72%	3.64%	3.28%
Portfolio turnover rate[e]	2%	18%	25%	51%	20%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares High Dividend Equity Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Period from Mar. 29, 2011[a] to Apr. 30, 2011
Net asset value, beginning of period	$52.88	$50.35

Income from investment operations:
Net investment income[b]	1.04	0.18
Net realized and unrealized gain (loss)[c]	(0.77)	2.35

Total from investment operations	0.27	2.53

Less distributions from:
Net investment income	(0.53)	—

Total distributions	(0.53)	—

Net asset value, end of period	$52.62	$52.88

Total return	0.56%[d]	5.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$528,846	$23,798
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of net investment income to average net assets[e]	4.05%	3.97%
Portfolio turnover rate[f]	17%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Fund	Diversification Classification
Dow Jones International Select Dividend Index	Non-diversified
Dow Jones Select Dividend Index	Diversified
High Dividend Equity	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Fund and Asset Class	Level 1	Level 2	Level 3	Total
Dow Jones International Select Dividend Index
Common Stocks	$674,389,867	$—	$1	$674,389,868
Short-Term Investments	238,343	—	—	238,343

	$674,628,210	$—	$1	$674,628,211

Dow Jones Select Dividend Index
Common Stocks	$8,372,635,661	$—	$—	$8,372,635,661
Short-Term Investments	86,852,234	—	—	86,852,234

	$8,459,487,895	$—	$—	$8,459,487,895

High Dividend Equity
Common Stocks	$527,996,201	$—	$—	$527,996,201
Short-Term Investments	1,475,660	—	—	1,475,660

	$529,471,861	$—	$—	$529,471,861

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of October 31, 2011, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of April 30, 2011, the tax year-end of the Funds, as follows:

iShares Fund	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Dow Jones International Select Dividend Index	$—	$—	$—	$4,619,093	$17,794,089	$22,413,182
Dow Jones Select Dividend Index	16,532,321	11,633,250	22,860,226	812,020,292	1,654,618,293	2,517,664,382

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones International Select Dividend Index	$696,145,937	$32,071,665	$(53,589,391)	$(21,517,726)
Dow Jones Select Dividend Index	7,863,503,391	814,126,728	(218,142,224)	595,984,504
High Dividend Equity	510,018,779	19,460,264	(7,182)	19,453,082

Management has reviewed the tax positions as of October 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Fund	Investment Advisory Fee
Dow Jones International Select Dividend Index	0.50%
Dow Jones Select Dividend Index	0.40
High Dividend Equity	0.40

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Fund	Securities Lending Agent Fees
Dow Jones International Select Dividend Index	$2,496
Dow Jones Select Dividend Index	327,972
High Dividend Equity	1,646

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones Select Dividend Index
Black Hills Corp.	1,842,914	890,068	(166,680)	2,566,302	$86,510,041	$1,460,829	$25,783
UniSource Energy Corp.	1,696,988	826,687	(154,896)	2,368,779	88,308,081	1,549,772	618,156
Universal Corp.	1,909,945	913,248	(167,177)	2,656,016	113,730,605	2,135,285	(155,029)
Watsco Inc.	1,309,897	635,312	(121,890)	1,823,319	112,425,849	1,760,099	1,184,228

					$400,974,576	$6,905,985	$1,673,138

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2011 were as follows:

iShares Fund	Purchases	Sales
Dow Jones International Select Dividend Index	$53,014,985	$48,324,531
Dow Jones Select Dividend Index	215,689,686	162,745,246
High Dividend Equity	36,077,727	33,941,081

In-kind transactions (see Note 4) for the six months ended October 31, 2011 were as follows:

iShares Fund	In-kind Purchases	In-kind Sales
Dow Jones International Select Dividend Index	$236,737,787	$—
Dow Jones Select Dividend Index	2,630,643,940	399,605,876
High Dividend Equity	488,775,215	5,014,093

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, in supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

(including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones International Select Dividend Index	$1.09320	$—	$0.03528	$1.12848	97%	—%	3%	100%
Dow Jones Select Dividend Index	0.90397	—	0.03338	0.93735	96	—	4	100
High Dividend Equity	0.50371	—	0.03074	0.53445	94	—	6	100

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones Trademark Holdings, LLC, or Morningstar, Inc. nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending

June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-46-1011

October 31, 2011

2011 Semi-Annual Report

iShares Trust

iShares Morningstar Large Core Index Fund  |  JKD  |  NYSE Arca

iShares Morningstar Large Growth Index Fund  |  JKE  |  NYSE Arca

iShares Morningstar Large Value Index Fund  |  JKF  |  NYSE Arca

iShares Morningstar Mid Core Index Fund  |  JKG  |  NYSE Arca

iShares Morningstar Mid Growth Index Fund  |  JKH  |  NYSE Arca

iShares Morningstar Mid Value Index Fund  |  JKI  |  NYSE Arca

iShares Morningstar Small Core Index Fund  |  JKJ  |  NYSE Arca

iShares Morningstar Small Growth Index Fund  |  JKK  |  NYSE Arca

iShares Morningstar Small Value Index Fund  |  JKL  |  NYSE Arca

Fund Performance Overviews

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Performance as of October 31, 2011

	Average Annual Total Returns
	Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Large Core	8.28%	8.22%	8.50%	1.07%	1.06%	1.24%	4.09%	4.07%	4.29%
Morningstar Large Growth	8.53%	8.43%	8.80%	2.15%	2.14%	2.40%	2.35%	2.34%	2.61%
Morningstar Large Value	6.30%	6.30%	6.57%	(3.39)%	(3.40)%	(3.17)%	2.43%	2.42%	2.67%

	Cumulative Total Returns
	Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Large Core	8.28%	8.22%	8.50%	5.48%	5.40%	6.38%	34.27%	34.09%	36.12%
Morningstar Large Growth	8.53%	8.43%	8.80%	11.20%	11.16%	12.57%	18.63%	18.53%	20.78%
Morningstar Large Value	6.30%	6.30%	6.57%	(15.86)%	(15.88)%	(14.87)%	19.27%	19.16%	21.37%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Large Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Large Core IndexSM (the “Core Index”). The Core Index measures the performance of stocks issued by large-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2011, the total return for the Core Fund was (6.48)%, net of fees, while the total return for the Core Index was (6.41)%.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Consumer Non-Cyclical	30.09%
Financial	17.02
Industrial	16.13
Consumer Cyclical	11.79
Technology	11.27
Communications	6.67
Energy	4.79
Basic Materials	2.10
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
International Business Machines Corp.	5.94%
General Electric Co.	4.80
Johnson & Johnson	4.74
Procter & Gamble Co. (The)	4.74
Wells Fargo & Co.	3.48
Intel Corp.	3.47
Philip Morris International Inc.	3.30
Wal-Mart Stores Inc.	2.71
PepsiCo Inc.	2.70
McDonald’s Corp.	2.58

TOTAL	38.46%

The iShares Morningstar Large Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Large Growth IndexSM (the “Growth Index”). The Growth Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended October 31, 2011, the total return for the Growth Fund was (3.37)%, net of fees, while the total return for the Growth Index was (3.26)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Technology	28.89%
Communications	19.81
Consumer Non-Cyclical	17.16
Energy	10.03
Industrial	9.65
Consumer Cyclical	8.94
Financial	2.84
Basic Materials	2.61
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Apple Inc.	11.44%
Microsoft Corp.	6.07
Google Inc. Class A	4.59
Coca-Cola Co. (The)	4.43
Oracle Corp.	3.88
Cisco Systems Inc.	3.13
Schlumberger Ltd.	3.02
QUALCOMM Inc.	2.64
Occidental Petroleum Corp.	2.29
Amazon.com Inc.	2.29

TOTAL	43.78%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Large Value IndexSM (the “Value Index”). The Value Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended October 31, 2011, the total return for the Value Fund was (10.27)%, net of fees, while the total return for the Value Index was (10.17)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Energy	27.74%
Financial	20.31
Consumer Non-Cyclical	16.87
Communications	10.85
Utilities	10.71
Basic Materials	4.49
Industrial	3.33
Technology	3.28
Consumer Cyclical	2.34
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Exxon Mobil Corp.	13.38%
Chevron Corp.	7.42
AT&T Inc.	6.14
Pfizer Inc.	5.29
JPMorgan Chase & Co.	4.78
Merck & Co. Inc.	3.74
Verizon Communications Inc.	3.68
Citigroup Inc.	3.23
ConocoPhillips	3.13
Kraft Foods Inc. Class A	2.03

TOTAL	52.82%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Performance as of October 31, 2011

	Average Annual Total Returns
	Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Mid Core	10.82%	10.80%	11.04%	2.73%	2.74%	2.95%	6.30%	6.30%	6.55%
Morningstar Mid Growth	11.89%	11.92%	12.20%	3.85%	3.65%	4.10%	7.29%	7.30%	7.58%
Morningstar Mid Value	2.96%	2.97%	3.26%	(0.19)%	(0.22)%	0.08%	5.00%	5.00%	5.25%

	Cumulative Total Returns
	Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Mid Core	10.82%	10.80%	11.04%	14.42%	14.45%	15.64%	56.69%	56.65%	59.32%
Morningstar Mid Growth	11.89%	11.92%	12.20%	20.77%	19.63%	22.23%	67.70%	67.74%	70.90%
Morningstar Mid Value	2.96%	2.97%	3.26%	(0.95)%	(1.10)%	0.38%	43.08%	43.10%	45.59%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Mid Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Mid Core IndexSM (the “Core Index”). The Core Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2011, the total return for the Core Fund was (9.61)%, net of fees, while the total return for the Core Index was (9.55)%.

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Consumer Non-Cyclical	20.12%
Financial	17.81
Industrial	15.22
Consumer Cyclical	14.66
Technology	13.91
Energy	7.47
Basic Materials	5.36
Communications	3.04
Utilities	2.29
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Goodrich Corp.	1.67%
Ventas Inc.	1.59
AvalonBay Communities Inc.	1.38
SanDisk Corp.	1.32
VF Corp.	1.31
AmerisourceBergen Corp.	1.20
Analog Devices Inc.	1.19
Ross Stores Inc.	1.13
W.W. Grainger Inc.	1.11
Host Hotels & Resorts Inc.	1.10

TOTAL	13.00%

The iShares Morningstar Mid Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Mid Growth IndexSM (the “Growth Index”). The Growth Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended October 31, 2011, the total return for the Growth Fund was (9.84)%, net of fees, while the total return for the Growth Index was (9.73)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Consumer Non-Cyclical	18.81%
Technology	17.03
Consumer Cyclical	17.03
Industrial	13.71
Energy	13.25
Communications	10.97
Financial	5.45
Basic Materials	2.64
Diversified	0.60
Utilities	0.43
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Alexion Pharmaceuticals Inc.	1.43%
Whole Foods Market Inc.	1.29
Fastenal Co.	1.29
Range Resources Corp.	1.27
FMC Technologies Inc.	1.24
Chipotle Mexican Grill Inc.	1.20
O’Reilly Automotive Inc.	1.19
Tiffany & Co.	1.17
Teradata Corp.	1.15
Concho Resources Inc.	1.13

TOTAL	12.36%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Mid Value IndexSM (the “Value Index”). The Value Index measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended October 31, 2011, the total return for the Value Fund was (12.58)%, net of fees, while the total return for the Value Index was (12.47)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Financial	25.55%
Utilities	18.76
Consumer Non-Cyclical	17.53
Consumer Cyclical	11.91
Industrial	7.26
Basic Materials	7.06
Communications	5.39
Technology	3.41
Energy	2.96
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/11
Security	Percentage of Net Assets
Prologis Inc.	1.68%
Macy’s Inc.	1.60
Xcel Energy Inc.	1.54
CF Industries Holdings Inc.	1.42
Fifth Third Bancorp	1.36
ConAgra Foods Inc.	1.30
Sara Lee Corp.	1.21
Mattel Inc.	1.19
M&T Bank Corp.	1.18
Liberty Interactive Corp. Series A	1.16

TOTAL	13.64%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Performance as of October 31, 2011

	Average Annual Total Returns
	Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Small Core	6.33%	6.41%	6.61%	1.01%	1.00%	1.15%	5.71%	5.70%	5.90%
Morningstar Small Growth	11.37%	11.42%	11.61%	3.15%	3.15%	3.35%	5.01%	5.00%	5.26%
Morningstar Small Value	6.10%	6.14%	6.40%	1.91%	1.90%	2.16%	6.04%	6.03%	6.34%

	Cumulative Total Returns
	Year Ended 10/31/11			Five Years Ended 10/31/11			Inception to 10/31/11
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Small Core	6.33%	6.41%	6.61%	5.13%	5.11%	5.86%	50.34%	50.24%	52.35%
Morningstar Small Growth	11.37%	11.42%	11.61%	16.75%	16.75%	17.93%	43.24%	43.14%	45.64%
Morningstar Small Value	6.10%	6.14%	6.40%	9.93%	9.85%	11.30%	53.88%	53.73%	57.01%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Small Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Small Core IndexSM (the “Core Index”). The Core Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2011, the total return for the Core Fund was (15.43)%, net of fees, while the total return for the Core Index was (15.31)%.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Consumer Cyclical	20.19%
Financial	19.61
Industrial	18.91
Consumer Non-Cyclical	17.18
Technology	9.46
Energy	7.44
Basic Materials	4.86
Communications	2.17
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Nu Skin Enterprises Inc. Class A	0.95%
Flowers Foods Inc.	0.89
American Campus Communities Inc.	0.87
Teradyne Inc.	0.86
Carlisle Companies Inc.	0.82
CLARCOR Inc.	0.79
Medicis Pharmaceutical Corp. Class A	0.78
Tanger Factory Outlet Centers Inc.	0.78
Home Properties Inc.	0.78
Atwood Oceanics Inc.	0.78

TOTAL	8.30%

The iShares Morningstar Small Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Small Growth IndexSM (the “Growth Index”). The Growth Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended October 31, 2011, the total return for the Growth Fund was (11.67)%, net of fees, while the total return for the Growth Index was (11.57)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Consumer Non-Cyclical	25.11%
Technology	18.58
Industrial	17.41
Consumer Cyclical	12.12
Communications	11.71
Financial	6.65
Energy	5.48
Basic Materials	2.77
Utilities	0.12
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
BioMarin Pharmaceutical Inc.	1.28%
NetLogic Microsystems Inc.	1.15
Ariba Inc.	1.05
Cadence Design Systems Inc.	1.01
Jack Henry & Associates Inc.	0.94
Clean Harbors Inc.	0.92
Onyx Pharmaceuticals Inc.	0.88
Equity Lifestyle Properties Inc.	0.87
Carpenter Technology Corp.	0.85
Hexcel Corp.	0.82

TOTAL	9.77%

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Small Value IndexSM (the “Value Index”). The Value Index measures the performance of stocks issued by small-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended October 31, 2011, the total return for the Value Fund was (11.48)%, net of fees, while the total return for the Value Index was (11.37)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Sector	Percentage of Net Assets
Financial	36.88%
Utilities	14.31
Consumer Cyclical	10.71
Industrial	10.48
Consumer Non-Cyclical	10.36
Basic Materials	7.59
Energy	4.03
Technology	3.53
Communications	1.98
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets
Rock-Tenn Co. Class A	1.45%
HealthSpring Inc.	1.26
Temple-Inland Inc.	1.18
World Fuel Services Corp.	0.97
Ryder System Inc.	0.90
Complete Production Services Inc.	0.89
Nicor Inc.	0.89
National Retail Properties Inc.	0.89
Lexmark International Inc. Class A	0.86
Teleflex Inc.	0.83

TOTAL	10.12%

FUND PERFORMANCE OVERVIEWS	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/11)	Ending Account Value (10/31/11)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/11 to 10/31/11)
Morningstar Large Core
Actual	$1,000.00	$ 935.20	0.20%	$0.97
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02
Morningstar Large Growth
Actual	1,000.00	966.30	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27
Morningstar Large Value
Actual	1,000.00	897.30	0.25	1.19
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27
Morningstar Mid Core
Actual	1,000.00	903.90	0.25	1.20
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/11)	Ending Account Value (10/31/11)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/11 to 10/31/11)
Morningstar Mid Growth
Actual	$1,000.00	$ 901.60	0.30%	$1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.53
Morningstar Mid Value
Actual	1,000.00	874.20	0.30	1.41
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.53
Morningstar Small Core
Actual	1,000.00	845.70	0.25	1.16
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27
Morningstar Small Growth
Actual	1,000.00	883.30	0.30	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.53
Morningstar Small Value
Actual	1,000.00	885.20	0.30	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.53

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments  (Unaudited)

iSHARES ® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.86%

ADVERTISING — 0.34%
Omnicom Group Inc.	20,869	$928,253

		928,253
AEROSPACE & DEFENSE — 2.83%
Boeing Co. (The)	49,013	3,224,565
United Technologies Corp.	58,588	4,568,692

		7,793,257
AGRICULTURE — 3.30%
Philip Morris International Inc.	130,136	9,092,602

		9,092,602
BANKS — 8.14%
Bank of America Corp.	747,242	5,103,663
Bank of New York Mellon Corp. (The)	91,958	1,956,866
Northern Trust Corp.	16,137	653,064
State Street Corp.	37,237	1,504,002
U.S. Bancorp	141,572	3,622,828
Wells Fargo & Co.	369,194	9,565,817

		22,406,240
BEVERAGES — 2.70%
PepsiCo Inc.	117,868	7,419,791

		7,419,791
BIOTECHNOLOGY — 1.44%
Amgen Inc.	69,161	3,960,850

		3,960,850
CHEMICALS — 2.10%
Air Products and Chemicals Inc.	14,682	1,264,707
E.I. du Pont de Nemours and Co.	69,065	3,319,955
Mosaic Co. (The)	20,396	1,194,390

		5,779,052
COMMERCIAL SERVICES — 0.54%
McKesson Corp.	18,275	1,490,326

		1,490,326
COMPUTERS — 6.98%
Accenture PLC Class A	47,457	2,859,759
International Business Machines Corp.	88,484	16,336,801

		19,196,560

Security	Shares	Value

COSMETICS & PERSONAL CARE — 4.95%
Avon Products Inc.	32,013	$585,198
Procter & Gamble Co. (The)	203,580	13,027,084

		13,612,282
DIVERSIFIED FINANCIAL SERVICES — 1.75%
American Express Co.	78,930	3,995,437
Ameriprise Financial Inc.	17,537	818,627

		4,814,064
ELECTRONICS — 0.42%
TE Connectivity Ltd.[a]	32,173	1,143,750

		1,143,750
FOOD — 2.24%
General Mills Inc.	44,877	1,729,111
H.J. Heinz Co.	23,792	1,271,444
Kellogg Co.	18,199	986,568
Kroger Co. (The)	41,623	964,821
Sysco Corp.	43,567	1,207,677

		6,159,621
HEALTH CARE — PRODUCTS — 7.48%
Baxter International Inc.	42,514	2,337,420
Covidien PLC	36,620	1,722,605
Johnson & Johnson	202,650	13,048,633
Medtronic Inc.	78,595	2,730,390
Zimmer Holdings Inc.[a,b]	14,294	752,293

		20,591,341
HEALTH CARE — SERVICES — 2.17%
Aetna Inc.	27,573	1,096,303
Humana Inc.	12,442	1,056,201
UnitedHealth Group Inc.	79,780	3,828,642

		5,981,146
HOUSEHOLD PRODUCTS & WARES — 0.74%
Kimberly-Clark Corp.	29,121	2,030,025

		2,030,025
INSURANCE — 3.77%
Aflac Inc.	34,963	1,576,482
Aon Corp.	24,154	1,126,059
Berkshire Hathaway Inc. Class Ba,b	71,322	5,553,131
CIGNA Corp.	20,042	888,662
Marsh & McLennan Companies Inc.	40,053	1,226,423

		10,370,757

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2011

Security	Shares	Value

INTERNET — 0.34%
Symantec Corp.[b]	55,409	$942,507

		942,507
LEISURE TIME — 0.39%
Carnival Corp.	30,474	1,072,990

		1,072,990
MACHINERY — 2.81%
Caterpillar Inc.	43,320	4,092,007
Cummins Inc.	12,882	1,280,858
Deere & Co.	31,198	2,367,928

		7,740,793
MANUFACTURING — 7.98%
Eaton Corp.	25,301	1,133,991
General Electric Co.	790,518	13,209,556
Honeywell International Inc.	52,869	2,770,336
Illinois Tool Works Inc.	31,322	1,523,189
Ingersoll-Rand PLC[a]	24,616	766,296
Parker Hannifin Corp.	11,959	975,256
Tyco International Ltd.	34,784	1,584,411

		21,963,035
MEDIA — 5.01%
CBS Corp. Class B NVS	46,199	1,192,396
McGraw-Hill Companies Inc. (The)	22,273	946,603
News Corp. Class A NVS	134,482	2,356,125
News Corp. Class B	32,319	576,894
Time Warner Cable Inc.	24,115	1,535,884
Time Warner Inc.	77,408	2,708,506
Walt Disney Co. (The)	127,751	4,455,955

		13,772,363
OIL & GAS — 3.80%
Anadarko Petroleum Corp.	36,882	2,895,237
Apache Corp.	28,367	2,826,204
Hess Corp.	22,692	1,419,611
Murphy Oil Corp.	14,366	795,445
Noble Energy Inc.	13,087	1,169,193
Transocean Ltd.	23,657	1,351,998

		10,457,688
PHARMACEUTICALS — 4.53%
Abbott Laboratories	115,321	6,212,342
Bristol-Myers Squibb Co.	127,320	4,022,039

Security	Shares	Value

Cardinal Health Inc.	25,792	$1,141,812
Mead Johnson Nutrition Co. Class A	15,122	1,086,516

		12,462,709
PIPELINES — 0.99%
El Paso Corp.	56,795	1,420,443
Williams Companies Inc. (The)	43,233	1,301,746

		2,722,189
REAL ESTATE INVESTMENT TRUSTS — 3.35%
Boston Properties Inc.	10,765	1,065,627
Equity Residential	21,778	1,277,933
General Growth Properties Inc.[a]	28,587	420,229
HCP Inc.[a]	30,023	1,196,417
Public Storage[a]	10,468	1,350,895
Simon Property Group Inc.	21,695	2,786,506
Vornado Realty Trust	13,623	1,128,121

		9,225,728
RETAIL — 11.40%
CVS Caremark Corp.	99,578	3,614,681
Gap Inc. (The)	20,451	386,524
Home Depot Inc. (The)	118,439	4,240,116
Kohl’s Corp.	19,678	1,043,131
Lowe’s Companies Inc.	96,505	2,028,535
McDonald’s Corp.	76,440	7,097,454
Staples Inc.	52,978	792,551
Target Corp.	45,331	2,481,872
Wal-Mart Stores Inc.	131,209	7,442,175
Walgreen Co.	67,095	2,227,554

		31,354,593
SEMICONDUCTORS — 3.91%
Applied Materials Inc.	97,708	1,203,762
Intel Corp.	389,037	9,546,968

		10,750,730
SOFTWARE — 0.39%
Activision Blizzard Inc.	31,458	421,223
CA Inc.	29,979	649,345

		1,070,568
TELECOMMUNICATIONS — 0.98%
Corning Inc.	116,018	1,657,897
Motorola Solutions Inc.[a]	22,320	1,047,031

		2,704,928

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2011

Security	Shares	Value
TRANSPORTATION — 2.09%
Norfolk Southern Corp.	25,785	$1,907,832
United Parcel Service Inc. Class B	54,608	3,835,666

		5,743,498

TOTAL COMMON STOCKS (Cost: $250,440,896)		274,754,236

SHORT-TERM INVESTMENTS — 1.34%

MONEY MARKET FUNDS — 1.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	3,062,485	3,062,485
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	250,101	250,101
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	368,632	368,632

		3,681,218

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,681,218)		3,681,218

TOTAL INVESTMENTS IN SECURITIES — 101.20% (Cost: $254,122,114)		278,435,454
Other Assets, Less Liabilities — (1.20)%		(3,296,148)

NET ASSETS — 100.00%		$275,139,306

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.93%

AGRICULTURE — 1.19%
Monsanto Co.	57,983	$4,218,263

		4,218,263
APPAREL — 1.98%
Coach Inc.	31,321	2,038,058
Nike Inc. Class B	40,829	3,933,874
Ralph Lauren Corp.	6,690	1,062,305

		7,034,237
AUTO MANUFACTURERS — 0.48%
PACCAR Inc.	39,368	1,702,272

		1,702,272
AUTO PARTS & EQUIPMENT — 0.68%
Johnson Controls Inc.	73,665	2,425,788

		2,425,788
BEVERAGES — 4.43%
Coca-Cola Co. (The)	230,803	15,768,461

		15,768,461
BIOTECHNOLOGY — 1.76%
Biogen Idec Inc.[a]	26,230	3,052,123
Celgene Corp.[a]	49,684	3,221,013

		6,273,136
CHEMICALS — 1.32%
Ecolab Inc.	25,331	1,363,821
Praxair Inc.	32,925	3,347,485

		4,711,306
COAL — 0.36%
Peabody Energy Corp.	29,372	1,273,864

		1,273,864
COMMERCIAL SERVICES — 2.94%
MasterCard Inc. Class A	11,461	3,979,718
Visa Inc. Class A	56,725	5,290,173
Western Union Co.	68,133	1,190,284

		10,460,175
COMPUTERS — 14.11%
Apple Inc.[a]	100,517	40,687,271
Cognizant Technology Solutions Corp. Class Aa	32,892	2,392,893

Security	Shares	Value

EMC Corp.[a]	223,621	$5,480,951
NetApp Inc.[a,b]	40,422	1,655,685

		50,216,800
COSMETICS & PERSONAL CARE — 1.70%
Colgate-Palmolive Co.	52,746	4,766,656
Estee Lauder Companies Inc. (The) Class A	12,944	1,274,337

		6,040,993
DIVERSIFIED FINANCIAL SERVICES — 2.41%
BlackRock Inc.[c]	10,701	1,688,511
Charles Schwab Corp. (The)	111,764	1,372,462
CME Group Inc.	6,923	1,907,702
Franklin Resources Inc.	16,186	1,725,913
T. Rowe Price Group Inc.	27,827	1,470,379
TD Ameritrade Holding Corp.	24,702	414,499

		8,579,466
ELECTRICAL COMPONENTS & EQUIPMENT — 1.09%
Emerson Electric Co.	80,762	3,886,267

		3,886,267
ELECTRONICS — 0.98%
Agilent Technologies Inc.[a]	37,462	1,388,716
Thermo Fisher Scientific Inc.[a]	41,550	2,088,719

		3,477,435
ENERGY — ALTERNATE SOURCES — 0.08%
First Solar Inc.[a,b]	6,082	302,701

		302,701
ENVIRONMENTAL CONTROL — 0.27%
Republic Services Inc.	33,518	953,922

		953,922
FOOD — 0.27%
Hershey Co. (The)	16,808	961,922

		961,922
HEALTH CARE — PRODUCTS — 1.83%
Becton, Dickinson and Co.	22,289	1,743,669
Intuitive Surgical Inc.[a]	4,272	1,853,450
St. Jude Medical Inc.	35,423	1,381,497
Stryker Corp.	32,387	1,551,661

		6,530,277

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

INSURANCE — 0.43%
Loews Corp.	38,161	$1,514,992

		1,514,992
INTERNET — 9.29%
Amazon.com Inc.[a]	38,204	8,156,936
eBay Inc.[a]	120,109	3,823,069
Google Inc. Class Aa	27,561	16,333,751
Priceline.com Inc.[a]	5,398	2,740,673
Yahoo! Inc.[a]	128,308	2,006,737

		33,061,166
IRON & STEEL — 0.30%
Cliffs Natural Resources Inc.	15,848	1,081,151

		1,081,151
LODGING —1.22%
Las Vegas Sands Corp.[a,b]	42,683	2,003,967
Marriott International Inc. Class A	33,444	1,053,486
Wynn Resorts Ltd.	9,623	1,277,934

		4,335,387
MACHINERY — 0.30%
Rockwell Automation Inc.	15,544	1,051,552

		1,051,552
MANUFACTURING — 2.99%
3M Co.	70,752	5,590,823
Cooper Industries PLC	17,917	939,926
Danaher Corp.	61,702	2,983,292
Dover Corp.	20,186	1,120,928

		10,634,969
MEDIA — 3.69%
Comcast Corp. Class A	226,534	5,312,222
Comcast Corp. Class A Special	70,558	1,622,834
DIRECTV Class Aa	80,067	3,639,846
Viacom Inc. Class A	1,122	59,960
Viacom Inc. Class B NVS	56,730	2,487,610

		13,122,472
METAL FABRICATE & HARDWARE — 0.72%
Precision Castparts Corp.	15,603	2,545,629

		2,545,629
MINING — 0.98%
Newmont Mining Corp.	52,360	3,499,219

		3,499,219

Security	Shares	Value

OIL & GAS — 3.47%
EOG Resources Inc.	29,099	$2,602,324
Occidental Petroleum Corp.	87,791	8,159,295
Southwestern Energy Co.[a,b]	37,568	1,579,359

		12,340,978
OIL & GAS SERVICES — 6.12%
Baker Hughes Inc.	47,093	2,730,923
Cameron International Corp.[a,b]	26,426	1,298,574
Halliburton Co.	99,595	3,720,869
National Oilwell Varco Inc.	45,820	3,268,341
Schlumberger Ltd.	146,281	10,747,265

		21,765,972
PHARMACEUTICALS — 3.04%
Allergan Inc.	33,346	2,805,065
Express Scripts Inc.[a,b]	49,089	2,244,840
Gilead Sciences Inc.[a]	83,545	3,480,485
Medco Health Solutions Inc.[a]	41,803	2,293,313

		10,823,703
RETAIL — 4.58%
AutoZone Inc.[a]	2,694	871,751
Bed Bath & Beyond Inc.[a,b]	27,099	1,675,802
Costco Wholesale Corp.	47,479	3,952,627
Limited Brands Inc.	28,495	1,217,021
Starbucks Corp.	80,502	3,408,455
TJX Companies Inc. (The)	41,863	2,466,987
Yum! Brands Inc.	50,672	2,714,499

		16,307,142
SEMICONDUCTORS — 1.99%
Altera Corp.	35,168	1,333,571
Broadcom Corp. Class Aa	52,534	1,895,952
Texas Instruments Inc.	125,291	3,850,192

		7,079,715
SOFTWARE — 12.79%
Adobe Systems Inc.[a]	53,606	1,576,552
Automatic Data Processing Inc.	53,398	2,794,317
Citrix Systems Inc.[a]	20,383	1,484,494
Intuit Inc.	30,125	1,616,809
Microsoft Corp.	810,211	21,575,919
Oracle Corp.	421,645	13,817,307

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

Salesforce.com Inc.[a,b]	13,099	$1,744,394
VMware Inc. Class Aa,b	9,126	892,066

		45,501,858
TELECOMMUNICATIONS — 6.83%
American Tower Corp. Class Aa	43,087	2,374,093
Cisco Systems Inc.	600,875	11,134,214
Juniper Networks Inc.[a]	57,306	1,402,278
QUALCOMM Inc.	182,093	9,395,999

		24,306,584
TRANSPORTATION — 3.31%
C.H. Robinson Worldwide Inc.	18,006	1,250,157
CSX Corp.	118,726	2,636,904
FedEx Corp.	31,871	2,608,004
Union Pacific Corp.	53,231	5,300,211

		11,795,276

TOTAL COMMON STOCKS (Cost: $316,653,297)		355,585,050

SHORT-TERM INVESTMENTS — 2.43%

MONEY MARKET FUNDS — 2.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	7,803,658	7,803,658
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	637,295	637,295
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	207,186	207,186

		8,648,139

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,648,139)		8,648,139

TOTAL INVESTMENTS IN SECURITIES — 102.36% (Cost: $325,301,436)		364,233,189
Other Assets, Less Liabilities — (2.36)%		(8,411,811)

NET ASSETS — 100.00%		$355,821,378

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 2.48%
General Dynamics Corp.	22,880	$1,468,667
Lockheed Martin Corp.	20,209	1,533,863
Northrop Grumman Corp.	19,616	1,132,824
Raytheon Co.	26,776	1,183,232

		5,318,586
AGRICULTURE — 3.65%
Altria Group Inc.	157,604	4,341,990
Archer-Daniels-Midland Co.	46,673	1,350,717
Lorillard Inc.	10,481	1,159,827
Reynolds American Inc.	25,618	990,904

		7,843,438
AUTO MANUFACTURERS — 2.06%
Ford Motor Co.[a]	282,082	3,294,718
General Motors Co.[a]	43,737	1,130,601

		4,425,319
BANKS — 13.41%
BB&T Corp.	52,348	1,221,802
Capital One Financial Corp.	34,534	1,576,823
Citigroup Inc.	219,330	6,928,635
Goldman Sachs Group Inc. (The)	32,273	3,535,507
JPMorgan Chase & Co.	295,099	10,257,641
Morgan Stanley	133,199	2,349,630
PNC Financial Services Group Inc. (The)[b]	39,763	2,135,671
SunTrust Banks Inc.	40,643	801,886

		28,807,595
CHEMICALS — 1.64%
Dow Chemical Co. (The)	88,839	2,476,831
PPG Industries Inc.	11,982	1,035,365

		3,512,196
COMPUTERS — 2.87%
Dell Inc.[a,c]	125,693	1,987,206
Hewlett-Packard Co.	156,974	4,177,078

		6,164,284
DIVERSIFIED FINANCIAL SERVICES — 0.45%
Discover Financial Services	41,212	970,955

		970,955
ELECTRIC — 10.29%
American Electric Power Co. Inc.	36,493	1,433,445

Security	Shares	Value

Consolidated Edison Inc.	21,989	$1,272,503
Dominion Resources Inc.	43,110	2,224,045
Duke Energy Corp.	99,670	2,035,261
Edison International	22,686	921,052
Entergy Corp.	13,400	926,878
Exelon Corp.	49,994	2,219,234
FirstEnergy Corp.	31,616	1,421,455
NextEra Energy Inc.	31,829	1,795,156
PG&E Corp.	30,443	1,306,005
PPL Corp.	43,727	1,284,262
Progress Energy Inc.	22,154	1,154,223
Public Service Enterprise Group Inc.	38,477	1,296,675
Southern Co.	64,906	2,803,939

		22,094,133
ENVIRONMENTAL CONTROL — 0.48%
Waste Management Inc.	31,106	1,024,321

		1,024,321
FOOD — 2.03%
Kraft Foods Inc. Class A	123,918	4,359,435

		4,359,435
FOREST PRODUCTS & PAPER — 0.73%
International Paper Co.	30,648	848,950
Weyerhaeuser Co.	40,248	723,659

		1,572,609
GAS — 0.42%
Sempra Energy	16,920	909,112

		909,112
HAND & MACHINE TOOLS — 0.38%
Stanley Black & Decker Inc.	12,697	810,703

		810,703
HEALTH CARE — SERVICES — 0.87%
WellPoint Inc.	27,268	1,878,765

		1,878,765
INSURANCE — 5.87%
ACE Ltd.	25,613	1,847,978
Allstate Corp. (The)	36,827	970,023
American International Group Inc.[a,c]	32,961	813,807
Chubb Corp. (The)	21,636	1,450,694
Hartford Financial Services Group Inc. (The)	33,713	648,975

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2011

Security	Shares	Value

MetLife Inc.	62,217	$2,187,550
Progressive Corp. (The)	45,565	866,191
Prudential Financial Inc.	36,545	1,980,739
Travelers Companies Inc. (The)	31,679	1,848,469

		12,614,426
IRON & STEEL — 0.38%
Nucor Corp.	21,615	816,615

		816,615
MINING — 1.74%
Alcoa Inc.	80,597	867,224
Freeport-McMoRan Copper & Gold Inc.	71,204	2,866,673

		3,733,897
OFFICE & BUSINESS EQUIPMENT — 0.41%
Xerox Corp.	106,415	870,475

		870,475
OIL & GAS — 27.08%
Chesapeake Energy Corp.	49,867	1,402,260
Chevron Corp.	151,717	15,937,871
ConocoPhillips	96,683	6,733,971
Devon Energy Corp.	29,714	1,929,924
Exxon Mobil Corp.	367,997	28,736,886
Marathon Oil Corp.	53,746	1,399,008
Marathon Petroleum Corp.	26,917	966,320
Valero Energy Corp.	43,146	1,061,392

		58,167,632
PHARMACEUTICALS — 10.32%
Eli Lilly and Co.	74,303	2,761,100
Merck & Co. Inc.	232,622	8,025,459
Pfizer Inc.	590,505	11,373,126

		22,159,685
PIPELINES — 0.65%
Spectra Energy Corp.	48,998	1,402,813

		1,402,813
REAL ESTATE INVESTMENT TRUSTS — 0.58%
Annaly Capital Management Inc.	73,356	1,236,049

		1,236,049
RETAIL — 0.28%
Best Buy Co. Inc.	22,953	602,057

		602,057

Security	Shares	Value

TELECOMMUNICATIONS — 10.85%
AT&T Inc.	449,647	$13,179,154
CenturyLink Inc.	46,425	1,636,945
Sprint Nextel Corp.[a,c]	225,538	579,633
Verizon Communications Inc.	213,940	7,911,501

		23,307,233

TOTAL COMMON STOCKS (Cost: $226,096,096)		214,602,333

SHORT-TERM INVESTMENTS — 0.94%

MONEY MARKET FUNDS — 0.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[b,d,e]	1,555,724	1,555,724
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,d,e]	127,050	127,050
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[b,d],f	328,139	328,139

		2,010,913

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,010,913)		2,010,913

TOTAL INVESTMENTS IN SECURITIES — 100.86% (Cost: $228,107,009)		216,613,246
Other Assets, Less Liabilities — (0.86)%		(1,843,687)

NET ASSETS — 100.00%		$214,769,559

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.88%

ADVERTISING — 0.69%
Clear Channel Outdoor Holdings Inc. Class Aa	6,841	$75,251
Interpublic Group of Companies Inc. (The)	80,171	760,021
Lamar Advertising Co. Class Aa,b	9,778	219,907

		1,055,179
AEROSPACE & DEFENSE — 2.84%
Goodrich Corp.	20,894	2,562,231
Rockwell Collins Inc.	25,982	1,450,575
Spirit AeroSystems Holdings Inc. Class Aa	19,701	336,296

		4,349,102
AIRLINES — 0.75%
Southwest Airlines Co.	134,700	1,151,685

		1,151,685
APPAREL — 1.82%
Guess? Inc.	10,766	355,170
Hanesbrands Inc.[a]	16,145	425,744
VF Corp.	14,518	2,006,678

		2,787,592
AUTO MANUFACTURERS — 0.21%
Oshkosh Corp.[a]	15,167	316,384

		316,384
BANKS — 0.69%
BOK Financial Corp.	4,450	232,379
City National Corp.	8,196	347,674
Cullen/Frost Bankers Inc.	9,692	475,296

		1,055,349
BEVERAGES — 2.44%
Beam Inc.	25,742	1,272,427
Brown-Forman Corp. Class B NVS	14,839	1,108,919
Dr Pepper Snapple Group Inc.	36,349	1,361,270

		3,742,616
BIOTECHNOLOGY — 0.80%
Life Technologies Corp.[a]	30,167	1,226,892

		1,226,892

Security	Shares	Value

BUILDING MATERIALS — 0.74%
Martin Marietta Materials Inc.	7,594	$548,059
Masco Corp.	60,210	578,016

		1,126,075
CHEMICALS — 4.24%
Airgas Inc.	10,926	753,348
Albemarle Corp.	15,314	816,083
FMC Corp.	11,995	946,285
International Flavors & Fragrances Inc.	13,450	814,532
Rockwood Holdings Inc.[a]	11,560	532,222
RPM International Inc.	21,968	493,621
Sherwin-Williams Co. (The)	14,986	1,239,492
Solutia Inc.[a,b]	20,347	330,639
W.R. Grace & Co.[a]	10,321	431,315
Westlake Chemical Corp.	3,281	135,210

		6,492,747
COMMERCIAL SERVICES — 5.27%
Alliance Data Systems Corp.[a,b]	8,531	873,916
Apollo Group Inc. Class Aa	20,608	975,789
DeVry Inc.	10,037	378,194
Equifax Inc.	20,674	726,691
Moody’s Corp.	33,065	1,173,477
Pharmaceutical Product Development Inc.	17,697	583,824
Quanta Services Inc.[a,b]	34,751	725,948
Robert Half International Inc.	24,272	641,509
Rollins Inc.	12,575	273,883
SAIC Inc.[a]	59,176	735,558
Towers Watson & Co. Class A	9,123	599,381
Weight Watchers International Inc.	5,059	377,503

		8,065,673
COMPUTERS — 3.39%
Brocade Communications Systems Inc.[a]	76,305	334,216
SanDisk Corp.[a]	39,928	2,023,152
Seagate Technology PLC	70,290	1,135,183
Synopsys Inc.[a,b]	24,574	658,829
Western Digital Corp.[a]	38,936	1,037,255

		5,188,635
DISTRIBUTION & WHOLESALE — 1.10%
W.W. Grainger Inc.	9,880	1,692,543

		1,692,543

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2011

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.19%
Jefferies Group Inc.	24,385	$323,345
NASDAQ OMX Group Inc. (The)[a]	23,324	584,266
Raymond James Financial Inc.	17,027	517,110
Waddell & Reed Financial Inc. Class A	14,418	399,811

		1,824,532
ELECTRIC — 1.95%
AES Corp. (The)[a]	131,082	1,470,740
Calpine Corp.[a]	60,786	922,124
DPL Inc.	19,630	595,770

		2,988,634
ELECTRICAL COMPONENTS & EQUIPMENT — 0.90%
Energizer Holdings Inc.[a]	11,628	858,030
Hubbell Inc. Class B	8,837	528,364

		1,386,394
ELECTRONICS — 1.43%
Arrow Electronics Inc.[a]	19,445	700,992
Garmin Ltd.[b]	19,260	662,352
PerkinElmer Inc.	19,036	393,474
Thomas & Betts Corp.[a]	8,822	438,365

		2,195,183
ENGINEERING & CONSTRUCTION — 2.32%
AECOM Technology Corp.[a,b]	17,325	362,439
Fluor Corp.	29,119	1,655,415
Jacobs Engineering Group Inc.[a]	21,370	829,156
McDermott International Inc.[a]	39,112	429,450
Shaw Group Inc. (The)[a]	12,104	281,539

		3,557,999
ENTERTAINMENT — 0.84%
International Game Technology	50,245	883,810
Penn National Gaming Inc.[a]	11,351	408,636

		1,292,446
ENVIRONMENTAL CONTROL — 0.42%
Waste Connections Inc.	19,028	647,903

		647,903
FOOD — 0.64%
McCormick & Co. Inc. NVS	20,060	974,114

		974,114

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.56%
Rayonier Inc.	20,378	$850,374

		850,374
HAND & MACHINE TOOLS — 1.03%
Kennametal Inc.	13,733	534,076
Lincoln Electric Holdings Inc.	14,124	514,114
Snap-on Inc.	9,744	522,960

		1,571,150
HEALTH CARE — PRODUCTS — 2.83%
CareFusion Corp.[a]	37,463	959,053
Cooper Companies Inc. (The)	7,864	544,975
DENTSPLY International Inc.	23,678	875,139
Hologic Inc.[a]	43,918	707,958
Kinetic Concepts Inc.[a]	10,663	729,243
Patterson Companies Inc.	16,573	521,552

		4,337,920
HEALTH CARE — SERVICES — 2.01%
Community Health Systems Inc.[a]	15,617	272,985
Lincare Holdings Inc.	15,651	368,581
Quest Diagnostics Inc.	26,319	1,468,600
Tenet Healthcare Corp.[a]	79,339	375,274
Universal Health Services Inc. Class B	15,035	600,949

		3,086,389
HOME BUILDERS — 0.67%
NVR Inc.[a]	910	584,903
Toll Brothers Inc.[a]	25,096	437,674

		1,022,577
HOME FURNISHINGS — 0.33%
Harman International Industries Inc.	11,615	501,303

		501,303
HOUSEHOLD PRODUCTS & WARES — 2.27%
Church & Dwight Co. Inc.	23,941	1,057,713
Clorox Co. (The)	22,339	1,495,373
Scotts Miracle-Gro Co. (The) Class A	7,107	344,760
Tupperware Brands Corp.	10,155	574,164

		3,472,010
INSURANCE — 2.94%
Alleghany Corp.[a]	1,381	438,219
Arch Capital Group Ltd.[a]	22,203	798,642
Arthur J. Gallagher & Co.	18,790	580,611

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2011

Security	Shares	Value

Brown & Brown Inc.	19,470	$429,898
Erie Indemnity Co. Class A	4,610	363,960
Everest Re Group Ltd.	7,558	679,615
Markel Corp.[a]	1,625	628,062
RenaissanceRe Holdings Ltd.	8,669	590,532

		4,509,539
INTERNET — 0.93%
Expedia Inc.	33,568	881,496
HomeAway Inc.[a]	1,318	43,560
IAC/InterActiveCorp[a]	12,336	503,679

		1,428,735
IRON & STEEL — 0.30%
Steel Dynamics Inc.	36,570	456,759

		456,759
LEISURE TIME — 1.45%
Harley-Davidson Inc.	39,608	1,540,751
Royal Caribbean Cruises Ltd.	22,915	681,034

		2,221,785
LODGING — 0.57%
Hyatt Hotels Corp. Class Aa	6,658	247,611
MGM Resorts International[a]	54,026	622,380

		869,991
MACHINERY — 2.39%
AGCO Corp.[a]	16,163	708,424
Babcock & Wilcox Co. (The)[a]	19,555	430,014
Flowserve Corp.	9,350	866,652
Gardner Denver Inc.	8,757	677,179
IDEX Corp.	13,919	493,429
Nordson Corp.	10,395	482,016

		3,657,714
MANUFACTURING — 2.59%
AptarGroup Inc.	10,393	498,552
Leggett & Platt Inc.	23,941	524,308
Pall Corp.	19,361	990,702
Pentair Inc.	16,466	591,953
SPX Corp.	8,536	466,151
Textron Inc.	46,267	898,505

		3,970,171
MEDIA — 0.45%
John Wiley & Sons Inc. Class A	8,575	407,827

Security	Shares	Value

Washington Post Co. (The) Class B	817	$277,911

		685,738
METAL FABRICATE & HARDWARE — 0.36%
Timken Co. (The)	13,185	555,352

		555,352
MINING — 0.27%
Compass Minerals International Inc.	5,483	417,092

		417,092
OIL & GAS — 6.98%
Diamond Offshore Drilling Inc.	10,975	719,301
EQT Corp.	24,985	1,586,547
Forest Oil Corp.[a,b]	19,058	222,216
Helmerich & Payne Inc.	16,455	875,077
HollyFrontier Corp.	32,464	996,320
Nabors Industries Ltd.[a]	48,165	882,864
Newfield Exploration Co.[a]	22,358	900,133
Plains Exploration & Production Co.[a]	23,623	744,124
Rowan Companies Inc.[a]	21,146	729,326
SandRidge Energy Inc.[a,b]	64,316	492,661
SM Energy Co.	10,660	883,821
Sunoco Inc.	20,198	751,972
Whiting Petroleum Corp.[a,b]	19,616	913,125

		10,697,487
OIL & GAS SERVICES — 0.49%
Oil States International Inc.[a]	8,582	597,393
RPC Inc.	8,159	151,513

		748,906
PACKAGING & CONTAINERS — 0.19%
Silgan Holdings Inc.	7,828	293,863

		293,863
PHARMACEUTICALS — 3.86%
AmerisourceBergen Corp.	45,111	1,840,529
Endo Pharmaceuticals Holdings Inc.[a]	19,523	630,788
Mylan Inc.[a]	71,415	1,397,592
Warner Chilcott PLC Class Aa	29,307	531,043
Watson Pharmaceuticals Inc.[a,b]	22,472	1,509,219

		5,909,171
REAL ESTATE — 0.31%
Jones Lang LaSalle Inc.	7,277	470,240

		470,240

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2011

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 12.16%
Alexandria Real Estate Equities Inc.[b]	10,376	$685,750
AvalonBay Communities Inc.[b]	15,756	2,106,420
BRE Properties Inc. Class A	12,521	627,552
Camden Property Trust[b]	11,925	723,132
Essex Property Trust Inc.[b]	5,666	808,878
Federal Realty Investment Trust	10,420	924,879
Health Care REIT Inc.	29,614	1,560,362
Host Hotels & Resorts Inc.	118,306	1,688,227
Kimco Realty Corp.[b]	68,098	1,189,672
Macerich Co. (The)	22,101	1,099,746
Piedmont Office Realty Trust Inc. Class A	28,927	491,180
Realty Income Corp.[b]	21,256	710,163
Regency Centers Corp.	15,063	616,980
Senior Housing Properties Trust	25,696	576,618
SL Green Realty Corp.	14,319	987,868
UDR Inc.[b]	36,704	915,031
Ventas Inc.	43,896	2,441,057
Weingarten Realty Investors	20,245	469,886

		18,623,401
RETAIL — 6.10%
Advance Auto Parts Inc.	12,353	803,810
American Eagle Outfitters Inc.	32,761	430,152
AutoNation Inc.[a,b]	7,571	294,815
Big Lots Inc.[a]	12,658	477,080
Darden Restaurants Inc.	22,558	1,080,077
Family Dollar Stores Inc.	19,003	1,114,146
Nordstrom Inc.	28,499	1,444,614
PVH Corp.	10,332	768,804
Ross Stores Inc.	19,688	1,727,228
Sears Holdings Corp.[a,b]	7,736	604,801
Williams-Sonoma Inc.	15,802	593,207

		9,338,734
SAVINGS & LOANS — 0.52%
People’s United Financial Inc.	63,079	804,257

		804,257
SEMICONDUCTORS — 6.84%
Advanced Micro Devices Inc.[a,b]	96,049	559,966
Analog Devices Inc.	49,875	1,823,929
Cypress Semiconductor Corp.[a]	28,806	550,483

Security	Shares	Value

Lam Research Corp.[a]	20,857	$896,642
Linear Technology Corp.	35,434	1,144,872
LSI Corp.[a]	95,979	599,869
Maxim Integrated Products Inc.	49,393	1,292,121
Microchip Technology Inc.	31,933	1,154,697
Novellus Systems Inc.[a]	11,666	403,060
ON Semiconductor Corp.[a,b]	74,419	563,352
Xilinx Inc.	44,424	1,486,427

		10,475,418
SOFTWARE — 3.68%
Broadridge Financial Solutions Inc.	20,668	459,863
Fidelity National Information Services Inc.	43,629	1,142,207
Fiserv Inc.[a]	23,715	1,396,102
Parametric Technology Corp.[a]	19,789	412,205
Paychex Inc.	54,294	1,582,127
Total System Services Inc.	32,557	647,559

		5,640,063
TELECOMMUNICATIONS — 0.97%
Amdocs Ltd.[a]	32,343	970,937
EchoStar Corp. Class Aa	6,469	170,523
Telephone and Data Systems Inc.	8,418	195,129
Telephone and Data Systems Inc. Special	6,995	146,335

		1,482,924
TEXTILES — 0.32%
Mohawk Industries Inc.[a]	9,251	487,065

		487,065
TOYS, GAMES & HOBBIES — 0.50%
Hasbro Inc.	20,216	769,421

		769,421
WATER — 0.34%
Aqua America Inc.	23,188	514,542

		514,542

TOTAL COMMON STOCKS (Cost: $143,458,594)		152,987,768

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.76%

MONEY MARKET FUNDS — 4.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	6,652,603	$6,652,603
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	543,293	543,293
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	95,364	95,364

		7,291,260

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,291,260)		7,291,260

TOTAL INVESTMENTS IN SECURITIES — 104.64% (Cost: $150,749,854)		160,279,028
Other Assets, Less Liabilities — (4.64)%		(7,109,717)

NET ASSETS — 100.00%		$153,169,311

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 0.91%
BE Aerospace Inc.[a]	17,757	$669,972
TransDigm Group Inc.[a]	8,399	788,834

		1,458,806
APPAREL — 0.75%
Deckers Outdoor Corp.[a]	7,119	820,394
Warnaco Group Inc. (The)[a]	7,940	389,854

		1,210,248
AUTO PARTS & EQUIPMENT — 1.75%
BorgWarner Inc.[a]	20,223	1,546,857
Goodyear Tire & Rubber Co. (The)[a]	45,128	648,038
WABCO Holdings Inc.[a]	12,460	625,617

		2,820,512
BEVERAGES — 1.63%
Green Mountain Coffee Roasters Inc.[a]	22,336	1,452,287
Hansen Natural Corp.[a]	13,058	1,163,337

		2,615,624
BIOTECHNOLOGY — 2.31%
Alexion Pharmaceuticals Inc.[a]	34,079	2,300,673
Bio-Rad Laboratories Inc. Class Aa	3,590	357,385
Human Genome Sciences Inc.[a,b]	35,213	361,285
Illumina Inc.[a,b]	22,952	702,790

		3,722,133
BUILDING MATERIALS — 0.38%
Owens Corning[a]	21,640	614,143

		614,143
CHEMICALS — 0.84%
Kronos Worldwide Inc.	3,639	80,749
Sigma-Aldrich Corp.	19,322	1,265,205

		1,345,954
COAL — 2.27%
Alpha Natural Resources Inc.[a]	41,528	998,333
CONSOL Energy Inc.	41,685	1,782,451
Walter Energy Inc.	11,528	872,093

		3,652,877
COMMERCIAL SERVICES — 2.48%
Corrections Corp. of America[a]	19,793	439,998
Gartner Inc.[a]	16,456	633,885

Security	Shares	Value

Genpact Ltd.[a]	19,490	$314,764
Iron Mountain Inc.	34,241	1,059,074
Morningstar Inc.	4,735	279,223
Sotheby’s	12,437	438,031
Verisk Analytics Inc. Class Aa	23,277	818,187

		3,983,162
COMPUTERS — 3.35%
FactSet Research Systems Inc.	7,747	770,207
Fortinet Inc.[a]	22,171	511,263
IHS Inc. Class Aa,b	8,662	727,521
MICROS Systems Inc.[a]	14,882	732,492
Riverbed Technology Inc.[a]	28,700	791,546
Teradata Corp.[a]	31,103	1,855,605

		5,388,634
DISTRIBUTION & WHOLESALE — 1.78%
Fastenal Co.[b]	54,456	2,074,229
LKQ Corp.[a]	26,939	786,080

		2,860,309
DIVERSIFIED FINANCIAL SERVICES — 3.27%
Affiliated Managers Group Inc.[a]	9,614	890,353
CIT Group Inc.[a]	36,937	1,287,254
E*TRADE Financial Corp.[a]	48,029	521,115
Eaton Vance Corp.	21,797	573,043
IntercontinentalExchange Inc.[a]	13,594	1,765,589
LPL Investment Holdings Inc.[a]	7,428	215,486

		5,252,840
ELECTRIC — 0.43%
ITC Holdings Corp.	9,474	688,570

		688,570
ELECTRICAL COMPONENTS & EQUIPMENT — 0.73%
AMETEK Inc.	29,693	1,173,467

		1,173,467
ELECTRONICS — 4.34%
Amphenol Corp. Class A	31,381	1,490,284
Dolby Laboratories Inc. Class Aa,b	9,810	286,844
FLIR Systems Inc.	29,492	775,640
Gentex Corp.	26,361	793,993
Mettler-Toledo International Inc.[a]	5,889	904,551
National Instruments Corp.	17,190	459,145

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

Trimble Navigation Ltd.[a]	22,615	$913,872
Waters Corp.[a]	16,867	1,351,384

		6,975,713
ENVIRONMENTAL CONTROL —1.42%
Nalco Holding Co.	25,411	958,249
Stericycle Inc.[a,b]	15,904	1,329,256

		2,287,505
FOOD — 1.29%
Whole Foods Market Inc.	28,882	2,082,970

		2,082,970
HEALTH CARE — PRODUCTS —5.13%
Bruker Corp.[a,b]	17,149	247,460
C.R. Bard Inc.	15,966	1,372,278
Edwards Lifesciences Corp.[a]	21,203	1,599,130
Gen-Probe Inc.[a]	8,898	534,770
Henry Schein Inc.[a]	17,068	1,183,154
IDEXX Laboratories Inc.[a]	10,498	755,751
ResMed Inc.[a]	28,240	799,192
Sirona Dental Systems Inc.[a]	10,298	493,274
Varian Medical Systems Inc.[a]	21,643	1,270,877

		8,255,886
HEALTH CARE — SERVICES —2.76%
AMERIGROUP Corp.[a]	9,156	509,348
Covance Inc.[a]	11,157	565,995
DaVita Inc.[a]	17,249	1,207,430
Laboratory Corp. of America Holdings[a]	18,727	1,570,259
MEDNAX Inc.[a]	9,006	592,595

		4,445,627
HOLDING COMPANIES — DIVERSIFIED — 0.60%
Leucadia National Corp.	35,689	957,536

		957,536
HOME FURNISHINGS — 0.52%
Tempur-Pedic International Inc.[a]	12,391	843,331

		843,331
HOUSEHOLD PRODUCTS & WARES — 0.64%
Fossil Inc.[a]	9,876	1,023,746

		1,023,746
INSURANCE — 0.47%
Axis Capital Holdings Ltd.	23,901	749,296

		749,296

Security	Shares	Value

INTERNET — 4.46%
Akamai Technologies Inc.[a]	34,051	$917,334
Equinix Inc.[a]	8,644	829,911
F5 Networks Inc.[a]	14,862	1,544,905
Netflix Inc.[a]	9,652	792,236
Rackspace Hosting Inc.[a]	19,898	823,578
TIBCO Software Inc.[a,b]	30,762	888,714
VeriSign Inc.	30,731	986,158
WebMD Health Corp.[a]	10,913	392,322

		7,175,158
IRON & STEEL — 0.57%
Allegheny Technologies Inc.	19,639	911,250

		911,250
LEISURE TIME — 0.46%
Polaris Industries Inc.	11,766	745,258

		745,258
LODGING — 1.12%
Starwood Hotels & Resorts Worldwide Inc.	36,035	1,805,714

		1,805,714
MACHINERY — 1.72%
Graco Inc.	11,237	482,517
Joy Global Inc.	19,353	1,687,581
Wabtec Corp.	8,860	595,215

		2,765,313
MANUFACTURING — 1.42%
Donaldson Co. Inc.	13,170	843,539
Roper Industries Inc.	17,710	1,436,281

		2,279,820
MEDIA — 4.31%
Cablevision NY Group Class A	42,603	616,465
Charter Communications Inc. Class Aa	7,111	326,679
Discovery Communications Inc. Series Aa	25,996	1,129,786
Discovery Communications Inc. Series Ca	23,336	923,406
Liberty Global Inc. Series Aa,b	26,319	1,057,498
Liberty Global Inc. Series Ca	22,990	882,126
Scripps Networks Interactive Inc. Class A	16,260	690,725
Sirius XM Radio Inc.[a,b]	725,041	1,297,823

		6,924,508

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

MINING — 1.23%
Allied Nevada Gold Corp.[a]	15,100	$573,498
Molycorp Inc.[a,b]	11,310	432,834
Royal Gold Inc.	10,035	718,305
Titanium Metals Corp.	15,526	260,061

		1,984,698
OIL & GAS — 8.19%
Atlas Energy Inc. Escrow[a,c]	17,054	1,705
Brigham Exploration Co.[a]	21,496	782,777
Cabot Oil & Gas Corp.	19,189	1,491,369
Cimarex Energy Co.	15,796	1,010,944
Concho Resources Inc.[a]	19,145	1,813,415
Continental Resources Inc.[a]	10,670	647,136
Denbury Resources Inc.[a]	74,306	1,166,604
EXCO Resources Inc.	28,066	353,912
Pioneer Natural Resources Co.	21,567	1,809,471
QEP Resources Inc.	32,648	1,160,637
Range Resources Corp.	29,736	2,047,026
Ultra Petroleum Corp.[a]	28,063	894,087

		13,179,083
OIL & GAS SERVICES — 2.79%
CARBO Ceramics Inc.	3,706	503,460
Dresser-Rand Group Inc.[a,b]	14,874	719,902
Dril-Quip Inc.[a,b]	6,691	435,584
FMC Technologies Inc.[a]	44,327	1,986,736
Oceaneering International Inc.	19,998	836,516

		4,482,198
PHARMACEUTICALS — 2.56%
Herbalife Ltd.	21,862	1,363,314
Hospira Inc.[a]	30,448	957,590
Perrigo Co.	15,404	1,390,673
United Therapeutics Corp.[a]	9,449	413,205

		4,124,782
REAL ESTATE — 0.60%
CBRE Group Inc.[a]	54,303	965,507

		965,507
REAL ESTATE INVESTMENT TRUSTS — 1.12%
Digital Realty Trust Inc.	18,353	1,143,942
Taubman Centers Inc.	10,691	654,610

		1,798,552

Security	Shares	Value

RETAIL — 10.63%
Abercrombie & Fitch Co. Class A	16,290	$1,211,976
CarMax Inc.[a]	41,710	1,253,803
Chipotle Mexican Grill Inc.[a]	5,745	1,931,009
Copart Inc.[a]	11,340	493,857
Dick’s Sporting Goods Inc.[a]	17,621	688,805
Dollar General Corp.[a]	18,244	723,557
Dollar Tree Inc.[a]	22,539	1,802,218
Dunkin’ Brands Group Inc.[a]	3,996	116,324
MSC Industrial Direct Co. Inc. Class A	8,783	597,332
O’Reilly Automotive Inc.[a]	25,106	1,909,311
Panera Bread Co. Class Aa	5,347	714,840
PetSmart Inc.	20,933	982,804
Tiffany & Co.	23,586	1,880,512
Tractor Supply Co.	13,187	935,486
Ulta Salon, Cosmetics & Fragrance Inc.[a]	9,117	613,483
Under Armour Inc. Class Aa,b	7,282	614,674
Urban Outfitters Inc.[a]	23,315	635,334

		17,105,325
SEMICONDUCTORS — 4.45%
Atmel Corp.[a]	79,916	843,913
Cree Inc.[a,b]	20,199	538,101
IPG Photonics Corp.[a,b]	4,938	261,023
Marvell Technology Group Ltd.[a]	94,848	1,326,924
NVIDIA Corp.[a]	109,908	1,626,638
Rovi Corp.[a]	20,547	1,017,898
Skyworks Solutions Inc.[a]	34,246	678,413
Varian Semiconductor Equipment Associates Inc.[a]	13,732	861,958

		7,154,868
SOFTWARE — 9.24%
Allscripts Healthcare Solutions Inc.[a]	34,425	659,239
ANSYS Inc.[a]	16,987	923,413
Autodesk Inc.[a]	42,341	1,464,999
BMC Software Inc.[a]	32,416	1,126,780
Cerner Corp.[a]	26,393	1,674,108
Concur Technologies Inc.[a,b]	8,642	402,026
Electronic Arts Inc.[a]	61,742	1,441,676
Global Payments Inc.	14,722	676,034
Informatica Corp.[a]	19,535	888,842
MSCI Inc. Class Aa	22,173	740,356

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

Nuance Communications Inc.[a]	42,487	$1,125,056
Red Hat Inc.[a]	35,636	1,769,327
SEI Investments Co.	27,532	445,743
Solera Holdings Inc.	12,974	708,770
VeriFone Systems Inc.[a]	19,156	808,575

		14,854,944
TELECOMMUNICATIONS — 2.21%
Acme Packet Inc.[a]	10,073	364,743
Aruba Networks Inc.[a]	16,530	391,596
JDS Uniphase Corp.[a,b]	41,175	494,100
MetroPCS Communications Inc.[a]	58,968	501,228
NII Holdings Inc.[a]	31,600	743,548
Polycom Inc.[a]	32,590	538,713
tw telecom inc.[a]	28,017	518,314

		3,552,242
TRANSPORTATION — 2.79%
Expeditors International of Washington Inc.	39,361	1,794,862
J.B. Hunt Transport Services Inc.	18,600	786,966
Kansas City Southern Industries Inc.[a]	20,267	1,280,266
Kirby Corp.[a,b]	10,278	632,508

		4,494,602

TOTAL COMMON STOCKS (Cost: $150,536,744)		160,712,711

SHORT-TERM INVESTMENTS — 5.92%

MONEY MARKET FUNDS — 5.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[d,e,f]	8,665,752	8,665,752
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	707,699	707,699
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[d,e,g]	143,787	143,787

		9,517,238

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,517,238)		9,517,238

Value

TOTAL INVESTMENTS IN SECURITIES — 105.84% (Cost: $160,053,982)	$170,229,949
Other Assets, Less Liabilities — (5.84)%	(9,387,070)

NET ASSETS — 100.00%	$160,842,879

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 100.69%

AEROSPACE & DEFENSE — 0.89%
L-3 Communications Holdings Inc.	12,175	$825,222

		825,222
AGRICULTURE — 1.12%
Bunge Ltd.[a]	16,887	1,043,110

		1,043,110
AIRLINES — 1.67%
Delta Air Lines Inc.[b]	96,973	826,210
United Continental Holdings Inc.[a,b]	37,910	732,421

		1,558,631
AUTO MANUFACTURERS — 0.38%
Navistar International Corp.[b]	8,346	351,116

		351,116
AUTO PARTS & EQUIPMENT — 1.14%
Lear Corp.	11,916	558,979
TRW Automotive Holdings Corp.[b]	11,907	501,285

		1,060,264
BANKS — 6.27%
Comerica Inc.	23,004	587,752
Commerce Bancshares Inc.	8,907	345,592
East West Bancorp Inc.	16,972	330,445
Fifth Third Bancorp	105,165	1,263,032
Huntington Bancshares Inc.	98,780	511,680
KeyCorp	109,083	770,126
M&T Bank Corp.	14,409	1,096,669
Regions Financial Corp.	144,077	566,223
Zions Bancorp	20,968	364,004

		5,835,523
BEVERAGES — 2.35%
Coca-Cola Enterprises Inc.	36,591	981,371
Constellation Brands Inc. Class Ab	21,475	434,224
Molson Coors Brewing Co. Class B NVS	18,279	773,933

		2,189,528
CHEMICALS — 4.02%
Ashland Inc.	8,142	431,200
Celanese Corp. Series A	17,973	782,724
CF Industries Holdings Inc.	8,151	1,322,663
Eastman Chemical Co.	15,166	595,872
Huntsman Corp.	22,479	263,903

Security	Shares	Value

Valspar Corp. (The)	9,972	$347,724

		3,744,086
COAL — 0.48%
Arch Coal Inc.	24,444	445,370

		445,370
COMMERCIAL SERVICES — 1.72%
H&R Block Inc.	35,001	535,166
Hertz Global Holdings Inc.[b]	27,132	314,731
Manpower Inc.	9,392	405,171
R.R. Donnelley & Sons Co.	21,544	351,167

		1,606,235
COMPUTERS — 0.96%
Computer Sciences Corp.	17,622	554,388
NCR Corp.[b]	18,045	343,577

		897,965
DISTRIBUTION & WHOLESALE — 1.46%
Genuine Parts Co.	18,086	1,038,679
Ingram Micro Inc. Class Ab	17,975	321,393

		1,360,072
DIVERSIFIED FINANCIAL SERVICES — 3.55%
Federated Investors Inc. Class Ba	11,963	233,757
Invesco Ltd.	51,723	1,038,081
Legg Mason Inc.	15,715	432,162
NYSE Euronext Inc.	30,056	798,588
SLM Corp.	58,998	806,503

		3,309,091
ELECTRIC — 13.53%
Alliant Energy Corp.	12,655	516,071
Ameren Corp.	27,512	877,083
CMS Energy Corp.	28,949	602,718
Constellation Energy Group Inc.	20,664	820,361
DTE Energy Co.	19,319	1,006,713
Great Plains Energy Inc.	15,508	321,636
Integrys Energy Group Inc.	8,956	473,862
MDU Resources Group Inc.	19,923	410,613
Northeast Utilities	20,090	694,511
NRG Energy Inc.[b]	27,657	592,413
NSTAR	11,883	535,804
NV Energy Inc.	26,810	430,032
OGE Energy Corp.	11,144	576,591

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2011

Security	Shares	Value

Pepco Holdings Inc.	25,855	$511,929
Pinnacle West Capital Corp.	12,441	567,061
SCANA Corp.	13,276	561,309
TECO Energy Inc.	23,137	429,654
Westar Energy Inc.	13,286	362,176
Wisconsin Energy Corp.	26,820	869,773
Xcel Energy Inc.	55,543	1,435,787

		12,596,097
ELECTRICAL COMPONENTS & EQUIPMENT — 0.40%
Molex Inc.	7,390	182,459
Molex Inc. Class A NVS	9,145	186,558

		369,017
ELECTRONICS — 1.35%
Avnet Inc.[a,b]	17,526	531,213
AVX Corp.	5,892	79,012
Jabil Circuit Inc.	23,014	473,168
Vishay Intertechnology Inc.[b]	16,486	177,224

		1,260,617
ENGINEERING & CONSTRUCTION — 0.87%
KBR Inc.	17,318	483,345
URS Corp.[b]	9,132	326,013

		809,358
FOOD — 7.93%
Campbell Soup Co.	22,765	756,936
ConAgra Foods Inc.	47,560	1,204,695
Corn Products International Inc.	8,803	426,946
Hormel Foods Corp.	16,554	487,846
J.M. Smucker Co. (The)	13,121	1,010,580
Ralcorp Holdings Inc.[b]	6,281	507,756
Safeway Inc.	40,151	777,725
Sara Lee Corp.	63,489	1,130,104
Smithfield Foods Inc.[b]	17,744	405,628
Tyson Foods Inc. Class A	35,288	681,058

		7,389,274
FOREST PRODUCTS & PAPER — 1.74%
Domtar Corp.	4,520	370,233
MeadWestvaco Corp.	19,581	546,506
Plum Creek Timber Co. Inc.[a]	18,677	703,376

		1,620,115
GAS — 4.58%
AGL Resources Inc.	8,949	375,321

Security	Shares	Value

Atmos Energy Corp.	10,342	$354,938
CenterPoint Energy Inc.	45,281	943,656
Energen Corp.	8,300	407,198
National Fuel Gas Co.	8,933	547,504
NiSource Inc.	32,191	711,099
Southern Union Co.	13,336	560,512
UGI Corp.	12,826	367,721

		4,267,949
HEALTH CARE — PRODUCTS — 1.38%
Alere Inc.[b]	9,862	257,004
Boston Scientific Corp.[b]	175,289	1,032,452

		1,289,456
HEALTH CARE — SERVICES — 0.89%
Coventry Health Care Inc.[b]	16,992	540,516
Health Net Inc.[a,b]	10,219	283,986

		824,502
HOME BUILDERS — 0.91%
D.R. Horton Inc.	31,839	354,368
Lennar Corp. Class A	17,845	295,156
Pulte Group Inc.[a,b]	38,704	200,487

		850,011
HOME FURNISHINGS — 0.48%
Whirlpool Corp.	8,720	443,063

		443,063
HOUSEHOLD PRODUCTS & WARES — 0.71%
Avery Dennison Corp.	12,260	326,116
Jarden Corp.	10,577	338,781

		664,897
HOUSEWARES — 0.54%
Newell Rubbermaid Inc.	33,647	497,976

		497,976
INSURANCE — 9.31%
American Financial Group Inc.	10,147	363,567
Assurant Inc.	10,837	417,658
Assured Guaranty Ltd.[a]	19,334	246,315
Cincinnati Financial Corp.	17,424	504,250
CNA Financial Corp.	3,344	88,950
Fidelity National Financial Inc. Class A	25,612	395,449
Genworth Financial Inc. Class Ab	56,045	357,567
HCC Insurance Holdings Inc.	12,619	335,792

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2011

Security	Shares	Value

Lincoln National Corp.	35,372	$673,837
Old Republic International Corp.	27,958	247,149
PartnerRe Ltd.	7,746	481,956
Principal Financial Group Inc.	33,853	872,730
Reinsurance Group of America Inc.	8,465	442,127
Torchmark Corp.	12,055	493,411
Transatlantic Holdings Inc.	7,167	372,971
Unum Group	34,812	829,918
W.R. Berkley Corp.	14,049	489,046
White Mountains Insurance Group Ltd.	751	315,420
XL Group PLC	34,169	742,834

		8,670,947
INTERNET — 1.16%
Liberty Interactive Corp. Series Ab	65,696	1,079,385

		1,079,385
IRON & STEEL — 0.85%
Reliance Steel & Aluminum Co.	8,512	376,145
United States Steel Corp.[a]	16,442	416,969

		793,114
LODGING — 0.68%
Wyndham Worldwide Corp.	18,824	633,804

		633,804
MACHINERY — 0.22%
Terex Corp.[a,b]	12,566	209,098

		209,098
MANUFACTURING — 1.03%
ITT Corp.	21,086	961,522

		961,522
MEDIA — 2.03%
DISH Network Corp. Class Ab	23,824	575,826
Gannett Co. Inc.	27,559	322,165
Liberty Media Corp. — Liberty Capital Series Aa,b	7,910	607,646
Liberty Media Corp. — Liberty Starz Series Ab	5,647	385,690

		1,891,327
MINING — 0.45%
Vulcan Materials Co.[a]	13,381	418,692

		418,692

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 0.47%
Pitney Bowes Inc.	21,462	$437,396

		437,396
OIL & GAS — 0.84%
Patterson-UTI Energy Inc.	17,737	360,416
Tesoro Corp.[b]	16,424	426,038

		786,454
PACKAGING & CONTAINERS — 3.36%
Ball Corp.	18,762	648,602
Bemis Co. Inc.	11,863	333,469
Crown Holdings Inc.[b]	17,338	585,851
Greif Inc. Class A	2,823	126,414
Owens-Illinois Inc.[b]	18,924	379,994
Packaging Corp. of America	11,747	306,362
Sealed Air Corp.	21,991	391,440
Sonoco Products Co.	11,502	361,048

		3,133,180
PHARMACEUTICALS — 1.41%
Forest Laboratories Inc.[b]	29,291	916,808
Omnicare Inc.	13,339	397,769

		1,314,577
PIPELINES — 1.33%
ONEOK Inc.	11,096	843,851
Questar Corp.	20,326	391,682

		1,235,533
REAL ESTATE INVESTMENT TRUSTS — 4.89%
American Capital Agency Corp.	20,478	563,350
Apartment Investment and Management Co. Class A	13,858	341,877
Chimera Investment Corp.	117,828	354,662
DDR Corp.	26,018	333,291
Duke Realty Corp.	28,923	355,174
Hospitality Properties Trust	14,154	340,121
Liberty Property Trust	13,140	420,480
Mack-Cali Realty Corp.	9,975	279,898
Prologis Inc.	52,655	1,567,013

		4,555,866
RETAIL — 3.05%
Foot Locker Inc.	17,772	388,496
GameStop Corp. Class Aa,b	16,141	412,725

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2011

Security	Shares	Value

J.C. Penney Co. Inc.	17,121	$549,242
Macy’s Inc.	48,847	1,491,299

		2,841,762
SAVINGS & LOANS — 1.53%
First Niagara Financial Group Inc.	33,827	310,870
Hudson City Bancorp Inc.	55,962	349,762
New York Community Bancorp Inc.	49,952	664,861
TFS Financial Corp.[b]	10,612	97,737

		1,423,230
SEMICONDUCTORS — 1.57%
KLA-Tencor Corp.	19,253	906,624
Micron Technology Inc.[a,b]	99,221	554,645

		1,461,269
SOFTWARE — 0.41%
Dun & Bradstreet Corp. (The)	5,644	377,358

		377,358
TELECOMMUNICATIONS — 2.20%
Frontier Communications Corp.	114,454	716,482
Harris Corp.	14,592	550,848
United States Cellular Corp.[a,b]	1,708	68,098
Windstream Corp.	58,502	711,969

		2,047,397
TEXTILES — 0.42%
Cintas Corp.	12,988	388,211

		388,211
TOYS, GAMES & HOBBIES — 1.19%
Mattel Inc.	39,335	1,110,820

		1,110,820
TRANSPORTATION — 0.31%
Tidewater Inc.	5,912	291,048

		291,048
WATER — 0.66%
American Water Works Co. Inc.	20,025	611,363

		611,363

TOTAL COMMON STOCKS (Cost: $100,550,737)		93,781,898

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.05%

MONEY MARKET FUNDS — 4.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	3,431,943	$3,431,943
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	280,274	280,274
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d,f]	59,053	59,053

		3,771,270

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,771,270)		3,771,270

TOTAL INVESTMENTS IN SECURITIES — 104.74% (Cost: $104,322,007)		97,553,168

SHORT POSITIONS[g] — (0.86)%

COMMON STOCKS — (0.86)%
Exelis Inc.[b]	(21,086)	(238,215)
Xylem Inc.[b]	(21,086)	(563,776)

TOTAL SHORT POSITIONS (Proceeds: $801,991)		(801,991)
Other Assets, Less Liabilities — (3.88)%		(3,617,062)

NET ASSETS — 100.00%		$93,134,115

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.
[g]	See Note 1.

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.97%
AAR Corp.	18,065	$360,035
Esterline Technologies Corp.[a]	14,008	783,047
Moog Inc. Class Aa,b	19,308	747,799
Teledyne Technologies Inc.[a]	16,882	919,563

		2,810,444
APPAREL — 2.08%
Carter’s Inc.[a,b]	23,282	886,811
Columbia Sportswear Co.	6,842	367,689
Iconix Brand Group Inc.[a]	33,734	605,525
SKECHERS U.S.A. Inc. Class Aa	17,656	251,775
Wolverine World Wide Inc.	22,716	861,618

		2,973,418
AUTO PARTS & EQUIPMENT — 0.94%
Tenneco Inc.[a,b]	27,857	911,481
Titan International Inc.	19,221	432,473

		1,343,954
BANKS — 3.63%
First Citizens BancShares Inc. Class A	2,525	411,701
First Financial Bankshares Inc.[b]	14,567	462,648
First Midwest Bancorp Inc.	34,378	309,746
Glacier Bancorp Inc.	32,904	373,460
MB Financial Inc.	25,239	418,210
PrivateBancorp Inc.	29,730	324,057
Prosperity Bancshares Inc.	21,559	829,806
Sterling Financial Corp.[a]	12,732	191,107
SVB Financial Group[a]	19,920	915,125
Texas Capital Bancshares Inc.[a]	17,231	482,468
Wintrust Financial Corp.	16,379	473,026

		5,191,354
BIOTECHNOLOGY — 0.54%
Charles River Laboratories International Inc.[a]	23,810	768,587

		768,587
BUILDING MATERIALS — 1.31%
Armstrong World Industries Inc.	10,003	426,028
Eagle Materials Inc.	20,697	425,944
Lennox International Inc.	23,199	746,776
USG Corp.[a,b]	30,350	281,041

		1,879,789

Security	Shares	Value

CHEMICALS — 2.48%
Cabot Corp.	27,693	$835,775
Kraton Performance Polymers Inc.[a]	14,784	290,949
Minerals Technologies Inc.	8,332	456,927
NewMarket Corp.	4,468	867,417
Olin Corp.	32,882	620,155
PolyOne Corp.	42,692	477,723

		3,548,946
COAL — 0.45%
Cloud Peak Energy Inc.[a,b]	28,084	644,528

		644,528
COMMERCIAL SERVICES — 6.70%
Aaron’s Inc.	32,654	873,821
ABM Industries Inc.	20,541	415,339
Avis Budget Group Inc.[a,b]	48,389	682,285
Bridgepoint Education Inc.[a,b]	8,517	184,563
Chemed Corp.	9,805	582,025
Dollar Thrifty Automotive Group Inc.[a,b]	12,282	749,693
Euronet Worldwide Inc.[a,b]	22,550	436,794
GEO Group Inc. (The)[a]	29,704	541,504
Hillenbrand Inc.	28,900	610,079
ITT Educational Services Inc.[a,b]	12,456	771,774
KAR Auction Services Inc.[a]	14,339	197,161
Korn/Ferry International[a]	21,542	344,026
RSC Holdings Inc.[a,b]	29,211	285,099
Service Corp. International	110,065	1,100,650
Strayer Education Inc.	5,535	471,637
TeleTech Holdings Inc.[a]	13,073	228,516
United Rentals Inc.[a]	28,809	674,419
Valassis Communications Inc.[a]	21,798	425,715

		9,575,100
COMPUTERS — 0.75%
CACI International Inc. Class Aa,b	13,976	767,143
Sykes Enterprises Inc.[a,b]	19,554	311,495

		1,078,638
DISTRIBUTION & WHOLESALE — 2.97%
Beacon Roofing Supply Inc.[a]	21,267	391,951
Owens & Minor Inc.	29,381	879,079
Pool Corp.	22,410	654,820
United Stationers Inc.	20,475	651,310
Watsco Inc.	11,604	715,503

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2011

Security	Shares	Value

WESCO International Inc.[a]	19,851	$961,979

		4,254,642
DIVERSIFIED FINANCIAL SERVICES — 2.42%
CBOE Holdings Inc.	41,543	1,085,519
Cohen & Steers Inc.	9,526	258,821
Knight Capital Group Inc. Class Aa,b	45,706	570,868
MF Global Holdings Ltd.[a,b,c]	75,445	8
Nelnet Inc. Class A	12,937	277,887
Stifel Financial Corp.[a]	24,829	791,300
World Acceptance Corp.[a,b]	6,962	470,979

		3,455,382
ELECTRICAL COMPONENTS & EQUIPMENT — 1.62%
EnerSys Inc.[a]	23,146	521,479
Generac Holdings Inc.[a]	12,667	289,568
General Cable Corp.[a]	23,937	671,193
Littelfuse Inc.	10,610	519,466
Power-One Inc.[a]	25,130	124,393
SunPower Corp. Class Aa,b	11,937	119,609
SunPower Corp. Class Ba	7,693	72,699

		2,318,407
ELECTRONICS — 1.31%
Checkpoint Systems Inc.[a,b]	18,567	246,013
Cubic Corp.	7,306	344,259
Cymer Inc.[a,b]	13,093	568,891
TTM Technologies Inc.[a]	24,396	272,503
Watts Water Technologies Inc. Class A	14,003	440,954

		1,872,620
ENERGY — ALTERNATE SOURCES — 0.57%
Covanta Holding Corp.	55,419	812,443

		812,443
ENGINEERING & CONSTRUCTION — 0.54%
EMCOR Group Inc.	30,562	766,189

		766,189
ENTERTAINMENT — 0.84%
DreamWorks Animation SKG Inc. Class Aa,b	31,467	583,713
International Speedway Corp. Class A	12,532	299,013
Pinnacle Entertainment Inc.[a]	28,237	319,643

		1,202,369
ENVIRONMENTAL CONTROL — 0.88%
Darling International Inc.[a,b]	53,811	754,430

Security	Shares	Value

Mine Safety Appliances Co.	14,881	$499,258

		1,253,688
FOOD — 3.65%
Flowers Foods Inc.	63,417	1,280,389
Hain Celestial Group Inc.[a,b]	16,825	564,647
J&J Snack Foods Corp.	6,417	330,925
Ruddick Corp.	19,739	862,791
Seaboard Corp.	165	362,670
Snyders-Lance Inc.	28,805	611,242
TreeHouse Foods Inc.[a]	16,476	1,010,638
Weis Markets Inc.	5,127	202,773

		5,226,075
FOREST PRODUCTS & PAPER — 0.61%
Clearwater Paper Corp.[a]	10,639	352,470
Schweitzer-Mauduit International Inc.	7,426	522,196

		874,666
HAND & MACHINE TOOLS — 0.66%
Regal Beloit Corp.	17,774	944,333

		944,333
HEALTH CARE — PRODUCTS — 1.44%
Hill-Rom Holdings Inc.	28,841	971,077
Invacare Corp.	14,327	321,641
Steris Corp.	24,883	770,875

		2,063,593
HEALTH CARE — SERVICES — 2.17%
Amedisys Inc.[a]	13,733	180,314
Centene Corp.[a]	23,034	809,645
Gentiva Health Services Inc.[a]	14,109	58,411
Health Management Associates Inc. Class Aa	117,114	1,025,919
Magellan Health Services Inc.[a]	14,199	730,823
Molina Healthcare Inc.[a]	14,036	297,282

		3,102,394
HOME BUILDERS — 0.40%
Thor Industries Inc.	21,866	578,137

		578,137
HOUSEHOLD PRODUCTS & WARES — 0.21%
Spectrum Brands Holdings Inc.[a]	11,588	294,103

		294,103

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2011

Security	Shares	Value

HOUSEWARES — 0.54%
Toro Co. (The)	14,238	$769,422

		769,422
INSURANCE — 2.94%
American National Insurance Co.	6,606	472,065
Endurance Specialty Holdings Ltd.	18,672	694,598
Greenlight Capital Re Ltd. Class Aa	13,873	312,559
Hanover Insurance Group Inc. (The)	20,942	799,147
MGIC Investment Corp.[a]	86,942	231,266
Navigators Group Inc. (The)[a,b]	5,538	252,643
ProAssurance Corp.[b]	13,451	1,029,674
Tower Group Inc.	17,232	408,915

		4,200,867
INTERNET — 0.94%
AOL Inc.[a]	48,921	690,765
j2 Global Communications Inc.	21,330	656,537

		1,347,302
IRON & STEEL — 0.37%
Schnitzer Steel Industries Inc. Class A	11,275	527,670

		527,670
LEISURE TIME — 0.68%
Brunswick Corp.	40,803	720,581
Interval Leisure Group Inc.[a,b]	18,522	255,789

		976,370
LODGING — 0.57%
Ameristar Casinos Inc.	14,935	276,297
Choice Hotels International Inc.	14,973	535,884

		812,181
MACHINERY — 1.35%
Applied Industrial Technologies Inc.	17,870	600,790
Briggs & Stratton Corp.	22,878	334,019
NACCO Industries Inc. Class A	2,561	210,258
Robbins & Myers Inc.	17,606	786,812

		1,931,879
MANUFACTURING — 6.30%
Actuant Corp. Class A	31,631	711,698
Acuity Brands Inc.	19,859	919,472
Barnes Group Inc.	22,311	519,177
Brink’s Co. (The)	21,626	600,987
Carlisle Companies Inc.	28,127	1,173,458

Security	Shares	Value

Ceradyne Inc.[a]	10,815	$361,870
CLARCOR Inc.	23,225	1,125,948
Colfax Corp.[a,b]	11,421	288,494
ESCO Technologies Inc.	12,088	369,530
Harsco Corp.	37,008	853,034
Lancaster Colony Corp.	9,142	608,126
Matthews International Corp. Class A	13,528	475,374
Trinity Industries Inc.	36,658	999,664

		9,006,832
MINING — 1.40%
AMCOL International Corp.	12,384	373,873
Hecla Mining Co.[a]	128,680	806,823
Kaiser Aluminum Corp.	7,748	359,972
Noranda Aluminium Holding Corp.[a]	9,964	92,267
RTI International Metals Inc.[a]	13,923	367,428

		2,000,363
OFFICE FURNISHINGS — 0.45%
Interface Inc. Class A	27,076	353,071
Steelcase Inc. Class A	40,166	297,630

		650,701
OIL & GAS — 4.41%
ATP Oil & Gas Corp.[a,b]	19,975	210,736
Atwood Oceanics Inc.[a]	25,950	1,109,103
Berry Petroleum Co. Class A	23,845	823,845
Bill Barrett Corp.[a,b]	19,829	824,886
Clayton Williams Energy Inc.[a,b]	4,119	269,136
Contango Oil & Gas Co.[a]	6,111	393,182
CVR Energy Inc.[a]	39,901	987,949
Swift Energy Co.[a]	19,573	599,325
Unit Corp.[a]	22,121	1,085,256

		6,303,418
OIL & GAS SERVICES — 2.02%
Basic Energy Services Inc.[a]	13,558	248,654
ION Geophysical Corp.[a,b]	54,279	413,606
Key Energy Services Inc.[a,b]	65,953	852,772
Superior Energy Services Inc.[a]	36,789	1,034,507
Tetra Technologies Inc.[a,b]	35,071	333,174

		2,882,713
PHARMACEUTICALS — 2.47%
Alkermes PLC[a]	43,709	764,470
Jazz Pharmaceuticals Inc.[a]	11,077	431,560

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2011

Security	Shares	Value

Medicis Pharmaceutical Corp. Class A	29,202	$1,118,144
Par Pharmaceutical Companies Inc.[a]	16,676	510,286
ViroPharma Inc.[a,b]	35,003	708,461

		3,532,921
REAL ESTATE — 0.59%
Forest City Enterprises Inc. Class Aa	61,640	843,235

		843,235
REAL ESTATE INVESTMENT TRUSTS — 9.62%
Acadia Realty Trust	18,603	385,454
American Campus Communities Inc.[b]	32,047	1,247,590
Corporate Office Properties Trust	33,144	803,742
Cousins Properties Inc.	38,272	251,064
DiamondRock Hospitality Co.	77,563	701,945
EastGroup Properties Inc.	12,417	541,505
Franklin Street Properties Corp.	34,084	432,867
Highwoods Properties Inc.	34,970	1,083,371
Home Properties Inc.	18,899	1,113,151
LaSalle Hotel Properties[b]	39,216	937,654
Mid-America Apartment Communities Inc.	17,119	1,068,226
National Health Investors Inc.[b]	10,800	482,652
Omega Healthcare Investors Inc.[b]	47,517	843,902
Pebblebrook Hotel Trust	23,590	448,918
Post Properties Inc.	23,263	955,644
PS Business Parks Inc.	8,767	466,667
Tanger Factory Outlet Centers Inc.	39,598	1,115,080
Washington Real Estate Investment Trust	30,377	879,718

		13,759,150
RETAIL — 10.71%
Aeropostale Inc.[a]	37,354	510,256
ANN INC.[a]	23,894	636,536
Ascena Retail Group Inc.[a]	29,409	849,920
Brinker International Inc.	39,081	894,955
Buckle Inc. (The)	12,565	559,896
Cabela’s Inc.[a,b]	22,616	563,591
Casey’s General Stores Inc.	17,445	864,400
Cash America International Inc.	13,614	745,366
Cheesecake Factory Inc. (The)[a]	24,790	693,872
Chico’s FAS Inc.	81,209	1,003,743
Children’s Place Retail Stores Inc. (The)[a,b]	11,975	562,226
Cracker Barrel Old Country Store Inc.	10,591	448,952
DineEquity Inc.[a]	7,461	350,369

Security	Shares	Value

Domino’s Pizza Inc.[a]	26,617	$852,542
Finish Line Inc. (The) Class A	24,268	487,787
Genesco Inc.[a,b]	10,950	645,393
Nu Skin Enterprises Inc. Class A	27,037	1,366,180
Penske Automotive Group Inc.	20,825	424,622
Pier 1 Imports Inc.[a]	53,998	675,515
Saks Inc.[a,b]	56,521	597,427
Sally Beauty Holdings Inc.[a]	44,373	851,518
Wendy’s Co. (The)	143,398	725,594

		15,310,660
SAVINGS & LOANS — 0.41%
Northwest Bancshares Inc.	47,602	593,597

		593,597
SEMICONDUCTORS — 6.04%
Emulex Corp.[a,b]	40,046	335,585
Fairchild Semiconductor International Inc.[a]	58,810	880,386
Integrated Device Technology Inc.[a]	67,822	412,358
International Rectifier Corp.[a]	31,979	776,770
Intersil Corp. Class A	57,899	693,051
MEMC Electronic Materials Inc.[a]	106,127	635,701
MKS Instruments Inc.	24,180	644,155
OmniVision Technologies Inc.[a]	27,457	447,824
PMC-Sierra Inc.[a]	107,539	681,797
QLogic Corp.[a]	47,906	669,247
Semtech Corp.[a]	30,129	735,750
Teradyne Inc.[a,b]	85,467	1,223,887
Veeco Instruments Inc.[a,b]	18,922	505,028

		8,641,539
SOFTWARE — 2.66%
Acxiom Corp.[a]	37,664	496,788
Emdeon Inc. Class Aa	21,003	398,427
JDA Software Group Inc.[a]	19,500	621,465
ManTech International Corp. Class A	10,828	380,388
Progress Software Corp.[a,b]	30,925	651,280
SYNNEX Corp.[a,b]	11,279	325,625
Take-Two Interactive Software Inc.[a]	39,980	630,884
Verint Systems Inc.[a]	10,172	303,126

		3,807,983
TELECOMMUNICATIONS — 1.23%
Anixter International Inc.[a]	14,022	822,951
Plantronics Inc.	21,524	719,117

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2011

Security	Shares	Value

Vonage Holdings Corp.[a]	65,914	$220,812

		1,762,880
TRANSPORTATION — 2.04%
Alexander & Baldwin Inc.	19,039	790,309
Atlas Air Worldwide Holdings Inc.[a,b]	12,095	465,899
Con-way Inc.	25,384	748,066
Heartland Express Inc.	25,682	344,396
Werner Enterprises Inc.	23,807	564,226

		2,912,896
TRUCKING & LEASING — 0.94%
GATX Corp.	21,478	815,735
TAL International Group Inc.	10,617	295,471
Textainer Group Holdings Ltd.	8,338	228,878

		1,340,084

TOTAL COMMON STOCKS (Cost: $146,988,529)		142,748,462

SHORT-TERM INVESTMENTS — 14.00%

MONEY MARKET FUNDS — 14.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[d,e,f]	18,316,804	18,316,804
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	1,495,863	1,495,863
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[d,e,g]	202,294	202,294

		20,014,961

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,014,961)		20,014,961

TOTAL INVESTMENTS IN SECURITIES — 113.82% (Cost: $167,003,490)		162,763,423
Other Assets, Less Liabilities — (13.82)%		(19,760,043)

NET ASSETS —100.00%		$143,003,380

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 0.86%
HEICO Corp.[a]	3,805	$216,961
HEICO Corp. Class A	6,877	270,335
Orbital Sciences Corp.[a,b]	17,488	270,364

		757,660
APPAREL — 1.02%
Crocs Inc.[b]	26,737	472,443
Steven Madden Ltd.[a,b]	11,665	430,438

		902,881
BANKS — 0.83%
Pacific Capital Bancorp[a,b]	1,614	41,786
Signature Bank[b]	12,358	688,959

		730,745
BEVERAGES — 0.27%
Boston Beer Co. Inc. (The) Class Aa,b	2,698	238,719

		238,719
BIOTECHNOLOGY — 1.66%
Acorda Therapeutics Inc.[a,b]	11,812	257,974
ARIAD Pharmaceuticals Inc.[a,b]	39,443	458,722
Integra LifeSciences Holdings Corp.[b]	6,263	200,792
Myriad Genetics Inc.[b]	25,622	545,236

		1,462,724
BUILDING MATERIALS — 0.42%
Simpson Manufacturing Co. Inc.	11,975	367,153

		367,153
CHEMICALS — 0.85%
Balchem Corp.	8,622	317,893
Intrepid Potash Inc.[b]	15,655	435,679

		753,572
COAL — 0.39%
Patriot Coal Corp.[b]	27,322	343,164

		343,164
COMMERCIAL SERVICES — 8.27%
Accretive Health Inc.[a,b]	11,796	280,863
Arbitron Inc.	8,136	323,243
Capella Education Co.[b]	3,994	139,031
Coinstar Inc.[a,b]	9,186	438,540
Corporate Executive Board Co. (The)	10,326	377,828

Security	Shares	Value

CoStar Group Inc.[a,b]	7,563	$465,351
Forrester Research Inc.	4,258	152,479
FTI Consulting Inc.[b]	12,419	489,433
Green Dot Corp. Class Ab	6,072	198,372
Healthcare Services Group Inc.	18,711	324,636
HMS Holdings Corp.[a,b]	25,323	618,894
K12 Inc.[a,b]	10,675	374,159
MAXIMUS Inc.	10,261	413,929
Monro Muffler Brake Inc.	9,131	338,669
Monster Worldwide Inc.[b]	38,814	358,253
PAREXEL International Corp.[a,b]	17,592	387,552
SuccessFactors Inc.[b]	24,934	665,738
VistaPrint NVb	11,931	416,630
Wright Express Corp.[b]	11,548	541,370

		7,304,970
COMPUTERS — 3.90%
3D Systems Corp.[a,b]	12,682	206,336
Cadence Design Systems Inc.[b]	80,777	894,201
iGATE Corp.	9,405	126,779
Jack Henry & Associates Inc.	25,749	834,525
Mentor Graphics Corp.[b]	28,235	320,750
NetScout Systems Inc.[a,b]	10,555	172,997
STEC Inc.[b]	12,538	141,930
Stratasys Inc.[a,b]	6,289	176,344
Synaptics Inc.[a,b]	10,247	346,246
Syntel Inc.	4,599	224,891

		3,444,999
DISTRIBUTION & WHOLESALE — 0.32%
MWI Veterinary Supply Inc.[b]	3,746	282,823

		282,823
DIVERSIFIED FINANCIAL SERVICES — 1.46%
Credit Acceptance Corp.[a,b]	1,984	136,737
Financial Engines Inc.[b]	12,308	279,515
Greenhill & Co. Inc.	8,712	329,139
KBW Inc.	9,213	130,456
Netspend Holdings Inc.[a,b]	9,880	56,810
Portfolio Recovery Associates Inc.[a,b]	5,071	355,680

		1,288,337
ELECTRIC — 0.11%
Ormat Technologies Inc.	5,344	101,483

		101,483

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 1.33%
GrafTech International Ltd.[b]	39,128	$614,701
Universal Display Corp.[a,b]	11,989	561,445

		1,176,146
ELECTRONICS — 3.03%
Coherent Inc.[b]	7,598	387,270
FEI Co.[a,b]	11,701	465,232
II-VI Inc.[a,b]	15,774	299,864
Itron Inc.[b]	12,131	446,299
Plexus Corp.[b]	10,599	272,394
Rofin-Sinar Technologies Inc.[a,b]	8,410	218,660
Woodward Inc.	17,377	588,733

		2,678,452
ENGINEERING & CONSTRUCTION — 0.20%
Aegion Corp.[b]	11,668	172,570

		172,570
ENTERTAINMENT — 2.64%
Bally Technologies Inc.[b]	15,860	575,242
Madison Square Garden Inc. Class Ab	18,454	487,739
National CineMedia Inc.	16,499	199,638
Six Flags Entertainment Corp.	16,369	587,647
Vail Resorts Inc.	10,825	482,362

		2,332,628
ENVIRONMENTAL CONTROL — 1.68%
Calgon Carbon Corp.[b]	16,745	267,083
Clean Harbors Inc.[b]	13,887	809,195
Tetra Tech Inc.[a,b]	18,616	406,387

		1,482,665
FOOD — 1.32%
Diamond Foods Inc.[a]	6,518	428,559
Tootsie Roll Industries Inc.[a]	8,398	208,018
United Natural Foods Inc.[b]	14,489	528,993

		1,165,570
HAND & MACHINE TOOLS — 0.30%
Franklin Electric Co. Inc.	5,828	267,622

		267,622
HEALTH CARE — PRODUCTS — 6.28%
Align Technology Inc.[a,b]	18,299	421,426
Arthrocare Corp.[b]	8,200	247,230
Cepheid Inc.[b]	18,741	672,427

Security	Shares	Value

Cyberonics Inc.[b]	8,415	$242,352
Haemonetics Corp.[b]	7,701	469,376
Masimo Corp.	16,321	337,518
Meridian Bioscience Inc.	12,265	223,468
NuVasive Inc.[b]	11,889	176,195
PSS World Medical Inc.[b]	15,931	354,465
TECHNE Corp.	10,406	715,933
Thoratec Corp.[b]	17,854	651,850
Volcano Corp.[a,b]	15,684	391,002
West Pharmaceutical Services Inc.	10,063	391,149
Zoll Medical Corp.[b]	6,625	250,491

		5,544,882
HEALTH CARE — SERVICES — 0.57%
HealthSouth Corp.[b]	28,474	502,851

		502,851
HOME FURNISHINGS — 0.44%
TiVo Inc.[b]	36,072	390,660

		390,660
INSURANCE — 0.95%
Aspen Insurance Holdings Ltd.	21,155	560,396
Enstar Group Ltd.[b]	2,992	275,174

		835,570
INTERNET — 4.79%
AboveNet Inc.	6,917	410,524
Ancestry.com Inc.[a,b]	8,983	204,543
Ariba Inc.[b]	29,156	923,662
Blue Coat Systems Inc.[a,b]	13,009	209,445
DealerTrack Holdings Inc.[b]	12,414	269,260
Dice Holdings Inc.[b]	15,487	157,658
Digital River Inc.[b]	11,858	217,357
IntraLinks Holdings Inc.[b]	10,825	94,069
OpenTable Inc.[a,b]	7,036	308,599
RightNow Technologies Inc.[b]	7,712	331,693
Sapient Corp.	32,560	402,442
Travelzoo Inc.[a,b]	2,152	68,563
ValueClick Inc.[b]	23,651	416,257
Websense Inc.[b]	11,968	213,509

		4,227,581
IRON & STEEL — 0.85%
Carpenter Technology Corp.	13,175	747,286

		747,286

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

LEISURE TIME — 1.01%
Life Time Fitness Inc.[b]	12,018	$518,337
WMS Industries Inc.[b]	17,108	374,836

		893,173
LODGING — 0.61%
Gaylord Entertainment Co.[b]	12,580	294,246
Orient-Express Hotels Ltd. Class Ab	28,297	241,374

		535,620
MACHINERY — 2.26%
Cognex Corp.	11,471	388,752
Manitowoc Co. Inc. (The)	39,274	435,156
Middleby Corp. (The)[b]	5,600	471,968
Sauer-Danfoss Inc.[b]	3,258	126,150
Zebra Technologies Corp. Class Ab	16,096	575,271

		1,997,297
MACHINERY — DIVERSIFIED — 0.56%
Chart Industries Inc.[a,b]	8,777	495,988

		495,988
MANUFACTURING — 1.91%
Hexcel Corp.[b]	29,393	726,301
Polypore International Inc.[a,b]	12,073	633,229
Raven Industries Inc.	5,410	324,654

		1,684,184
MEDIA — 0.15%
DG FastChannel Inc.[b]	7,318	136,408

		136,408
METAL FABRICATE & HARDWARE — 1.00%
Kaydon Corp.	9,666	304,092
Valmont Industries Inc.	6,745	578,384

		882,476
MINING — 1.07%
Coeur d’Alene Mines Corp.[b]	26,792	685,072
Globe Specialty Metals Inc.	15,760	262,719

		947,791
OFFICE FURNISHINGS — 0.41%
Herman Miller Inc.	17,372	358,732

		358,732
OIL & GAS — 3.86%
Apco Oil and Gas International Inc.	2,739	227,337
Carrizo Oil & Gas Inc.[b]	10,498	285,546

Security	Shares	Value

Comstock Resources Inc.[b]	14,266	$260,212
Gulfport Energy Corp.[b]	12,484	388,752
Northern Oil and Gas Inc.[a,b]	18,868	456,039
Oasis Petroleum Inc.[b]	20,944	614,497
Quicksilver Resources Inc.[a,b]	36,192	278,678
Resolute Energy Corp.[b]	15,270	198,510
Rosetta Resources Inc.[a,b]	15,846	702,612

		3,412,183
OIL & GAS SERVICES — 1.23%
Lufkin Industries Inc.	9,098	537,601
SEACOR Holdings Inc.	6,473	551,176

		1,088,777
PHARMACEUTICALS — 6.74%
BioMarin Pharmaceutical Inc.[b]	33,148	1,130,678
Catalyst Health Solutions Inc.[b]	12,921	710,267
Cubist Pharmaceuticals Inc.[b]	18,260	690,411
Impax Laboratories Inc.[b]	19,645	371,487
Isis Pharmaceuticals Inc.[b]	28,264	234,308
Neogen Corp.[a,b]	6,961	269,043
Onyx Pharmaceuticals Inc.[b]	18,991	777,302
Questcor Pharmaceuticals Inc.[b]	17,428	707,751
Salix Pharmaceuticals Ltd.[b]	15,890	544,312
VCA Antech Inc.[b]	25,688	521,980

		5,957,539
REAL ESTATE — 0.45%
St. Joe Co. (The)[a,b]	27,408	393,305

		393,305
REAL ESTATE INVESTMENT TRUSTS — 2.76%
Alexander’s Inc.	1,032	447,578
DuPont Fabros Technology Inc.[a]	18,660	387,941
Equity Lifestyle Properties Inc.	11,635	769,423
Extra Space Storage Inc.	28,171	634,693
Hersha Hospitality Trust	44,677	197,026

		2,436,661
RETAIL — 5.67%
99 Cents Only Stores[b]	16,234	353,901
BJ’s Restaurants Inc.[a,b]	6,999	370,457
Buffalo Wild Wings Inc.[b]	5,484	363,150
DSW Inc. Class A	7,431	388,939
Express Inc.	16,971	383,375
EZCORP Inc. Class A NVS[a,b]	13,075	363,223

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

First Cash Financial Services Inc.[a,b]	8,452	$350,758
Hibbett Sports Inc.[a,b]	8,193	337,470
J. Crew Group Inc. Escrow[b,c]	25,342	3
Jos. A. Bank Clothiers Inc.[a,b]	8,151	435,589
P.F. Chang’s China Bistro Inc.	6,697	208,277
PriceSmart Inc.	5,402	410,768
Texas Roadhouse Inc.	19,015	272,485
Vera Bradley Inc.[a,b]	7,029	318,414
Vitamin Shoppe Inc.[b]	8,268	311,786
Zumiez Inc.[b]	6,348	144,417

		5,013,012
SAVINGS & LOANS — 0.22%
Investors Bancorp Inc.[b]	13,879	192,640

		192,640
SEMICONDUCTORS — 6.17%
Cabot Microelectronics Corp.[a,b]	7,022	270,487
Cavium Inc.[a,b]	14,473	473,122
Cirrus Logic Inc.[b]	19,491	324,330
Diodes Inc.[b]	10,458	233,945
GT Advanced Technologies Inc.[a,b]	37,835	310,247
Hittite Microwave Corp.[b]	8,432	443,523
Microsemi Corp.[b]	25,819	476,619
NetLogic Microsystems Inc.[b]	20,624	1,014,701
Power Integrations Inc.	8,620	307,131
Rambus Inc.[b]	31,111	551,598
Silicon Laboratories Inc.[b]	13,305	568,789
Tessera Technologies Inc.[b]	15,311	210,833
TriQuint Semiconductor Inc.[b]	49,295	262,249

		5,447,574
SOFTWARE — 8.51%
ACI Worldwide Inc.[b]	9,930	304,553
Advent Software Inc.[b]	9,863	270,246
Aspen Technology Inc.[b]	28,125	487,688
athenahealth Inc.[b]	10,456	553,227
Blackbaud Inc.	13,334	373,752
CommVault Systems Inc.[b]	12,469	530,930
Compuware Corp.[b]	65,375	552,419
MedAssets Inc.[b]	16,219	172,895
MicroStrategy Inc. Class Ab	2,459	324,022
NetSuite Inc.[a,b]	8,851	336,692
Pegasystems Inc.	4,819	182,110

Security	Shares	Value

QLIK Technologies Inc.[b]	22,574	$644,939
Quality Systems Inc.	10,984	427,388
Quest Software Inc.[b]	17,829	313,612
RealPage Inc.[b]	9,532	251,168
SolarWinds Inc.[b]	17,156	495,122
SS&C Technologies Holdings Inc.[b]	10,130	160,662
Synchronoss Technologies Inc.[b]	9,016	271,021
Taleo Corp. Class Ab	12,346	400,010
Ultimate Software Group Inc. (The)[b]	7,728	465,071

		7,517,527
TELECOMMUNICATIONS — 6.76%
ADTRAN Inc.	19,327	649,387
Ciena Corp.[b]	28,593	376,856
DigitalGlobe Inc.[b]	10,670	217,668
Finisar Corp.[b]	26,785	548,825
Harmonic Inc.[a,b]	34,153	187,842
InterDigital Inc.	13,581	590,094
Ixia[a,b]	14,953	169,417
LogMeIn Inc.[b]	6,667	271,147
Loral Space & Communications Inc.[b]	3,664	221,672
MasTec Inc.[a,b]	18,983	410,412
NETGEAR Inc.[b]	11,201	397,187
NeuStar Inc. Class Ab	19,729	627,185
RF Micro Devices Inc.[b]	82,590	606,211
Sonus Networks Inc.[b]	62,115	164,605
ViaSat Inc.[a,b]	12,589	536,166

		5,974,674
TRANSPORTATION — 3.71%
Forward Air Corp.	8,788	287,807
Genesee & Wyoming Inc. Class Aa,b	11,975	709,040
Hub Group Inc. Class Aa,b	11,107	347,205
Knight Transportation Inc.	16,957	257,746
Landstar System Inc.	14,306	638,477
Old Dominion Freight Line Inc.[a,b]	16,308	596,383
UTi Worldwide Inc.	30,374	443,764

		3,280,422
TRUCKING & LEASING — 0.15%
AMERCO[b]	1,755	132,871

		132,871

TOTAL COMMON STOCKS (Cost: $90,643,714)		88,282,567

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS — 14.63%

MONEY MARKET FUNDS — 14.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[d,e,f]	11,903,624	$11,903,624
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	972,123	972,123
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[d,e,g]	45,729	45,729

		12,921,476

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,921,476)		12,921,476

TOTAL INVESTMENTS IN SECURITIES — 114.58% (Cost: $103,565,190)		101,204,043
Other Assets, Less Liabilities — (14.58)%		(12,874,433)

NET ASSETS — 100.00%		$88,329,610

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.97%
Alliant Techsystems Inc.	17,419	$1,011,695
Curtiss-Wright Corp.	24,588	805,995
Triumph Group Inc.	20,377	1,183,904

		3,001,594
AGRICULTURE — 0.59%
Universal Corp.	12,271	525,444
Vector Group Ltd.[a]	20,963	368,320

		893,764
AIRLINES — 2.08%
Alaska Air Group Inc.[b]	18,992	1,263,538
AMR Corp.[a,b]	175,697	462,083
JetBlue Airways Corp.[a,b]	131,209	587,816
SkyWest Inc.	27,416	367,648
US Airways Group Inc.[a,b]	84,997	490,433

		3,171,518
APPAREL — 0.33%
Jones Group Inc. (The)	45,298	505,979

		505,979
AUTO PARTS & EQUIPMENT — 0.76%
Cooper Tire & Rubber Co.	32,548	466,413
Federal-Mogul Corp. Class Ab	13,009	219,332
Meritor Inc.[b]	49,783	473,934

		1,159,679
BANKS — 13.25%
Associated Banc-Corp	91,357	1,018,631
BancorpSouth Inc.[a]	41,781	408,200
Bank of Hawaii Corp.	25,057	1,058,157
CapitalSource Inc.	169,591	1,078,599
Cathay General Bancorp	41,890	586,041
Community Bank System Inc.	20,273	518,178
CVB Financial Corp.	50,790	493,171
F.N.B. Corp.	68,256	688,703
First Financial Bancorp	31,275	512,910
First Horizon National Corp.	137,898	963,907
FirstMerit Corp.	58,418	818,436
Fulton Financial Corp.	106,656	1,006,833
Hancock Holding Co.	26,493	802,738
IBERIABANK Corp.	16,297	842,881

Security	Shares	Value

International Bancshares Corp.	30,869	$559,346
National Penn Bancshares Inc.	68,373	533,309
Old National Bancorp	50,857	588,415
Park National Corp.[a]	7,328	437,555
Susquehanna Bancshares Inc.	83,179	603,880
Synovus Financial Corp.	381,988	572,982
TCF Financial Corp.	79,949	850,657
Trustmark Corp.	31,223	691,277
UMB Financial Corp.	19,010	700,899
Umpqua Holdings Corp.	61,333	702,263
United Bankshares Inc.[a]	26,251	623,199
Valley National Bancorp	90,243	1,082,916
Webster Financial Corp.	39,330	772,441
Westamerica Bancorp	15,512	695,248

		20,211,772
BIOTECHNOLOGY — 0.53%
InterMune Inc.[a,b]	31,948	814,674

		814,674
BUILDING MATERIALS — 0.25%
Texas Industries Inc.	12,526	375,780

		375,780
CHEMICALS — 2.82%
Cytec Industries Inc.	25,995	1,161,197
Ferro Corp.[a,b]	45,063	291,557
Georgia Gulf Corp.[a,b]	17,769	321,619
H.B. Fuller Co.	26,106	561,018
Innophos Holdings Inc.	11,481	505,049
OM Group Inc.[a,b]	17,058	493,147
Sensient Technologies Corp.	26,364	974,413

		4,308,000
COMMERCIAL SERVICES — 4.84%
Career Education Corp.[b]	32,396	522,547
Convergys Corp.[b]	55,375	592,512
CoreLogic Inc.[b]	56,109	682,847
Deluxe Corp.	26,840	633,961
Education Management Corp.[a,b]	14,781	293,551
HealthSpring Inc.[b]	35,665	1,923,770
Lender Processing Services Inc.	44,383	778,922
PHH Corp.[b]	29,430	542,984
Rent-A-Center Inc.	32,409	1,106,767

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2011

Security	Shares	Value

Team Health Holdings Inc.[b]	15,201	$308,884

		7,386,745
COMPUTERS — 2.57%
Diebold Inc.	33,853	1,092,775
DST Systems Inc.	19,294	968,366
Lexmark International Inc. Class Ab	41,568	1,317,705
Unisys Corp.[a,b]	20,616	535,810

		3,914,656
DISTRIBUTION & WHOLESALE — 1.11%
ScanSource Inc.[a,b]	14,272	496,094
Tech Data Corp.[b]	24,393	1,199,648

		1,695,742
DIVERSIFIED FINANCIAL SERVICES — 0.87%
Artio Global Investors Inc. Class A	16,702	122,259
Janus Capital Group Inc.	98,152	643,877
Ocwen Financial Corp.[b]	38,991	565,369

		1,331,505
ELECTRIC — 8.45%
ALLETE Inc.	17,104	675,779
Avista Corp.	30,535	777,116
Black Hills Corp.[a]	20,633	695,538
Cleco Corp.	32,110	1,183,896
El Paso Electric Co.	22,038	705,877
Empire District Electric Co. (The)	21,947	438,282
GenOn Energy Inc.[b]	403,615	1,231,026
Hawaiian Electric Industries Inc.	50,156	1,270,452
IDACORP Inc.	26,169	1,056,704
MGE Energy Inc.	12,203	532,539
NorthWestern Corp.	18,935	652,311
Otter Tail Corp.	17,213	334,104
PNM Resources Inc.	41,326	743,041
Portland General Electric Co.	39,686	973,894
UIL Holdings Corp.	26,533	904,245
UniSource Energy Corp.	19,189	715,366

		12,890,170
ELECTRICAL COMPONENTS & EQUIPMENT — 0.53%
Belden Inc.	24,986	806,548

		806,548

ELECTRONICS — 1.05%
Benchmark Electronics Inc.[a,b]	31,178	428,386

Security	Shares	Value

Brady Corp. Class A	25,985	$798,259
Sanmina-SCI Corp.[b]	41,889	369,042

		1,595,687
ENGINEERING & CONSTRUCTION — 0.43%
Granite Construction Inc.	18,165	408,713
Tutor Perini Corp.	16,914	245,760

		654,473
ENTERTAINMENT — 1.21%
Cinemark Holdings Inc.	46,239	955,760
Regal Entertainment Group Class A	41,692	602,032
Scientific Games Corp. Class Ab	32,352	281,139

		1,838,931
FOOD — 2.11%
Dean Foods Co.[b]	96,591	938,865
Dole Food Co. Inc.[a,b]	18,901	199,973
Fresh Del Monte Produce Inc.[a]	20,867	531,274
Pilgrim’s Pride Corp.[a,b]	25,203	127,023
Sanderson Farms Inc.[a]	10,785	533,857
SUPERVALU Inc.	111,511	894,318

		3,225,310
FOREST PRODUCTS & PAPER — 3.80%
Buckeye Technologies Inc.	21,183	640,574
Louisiana-Pacific Corp.[b]	69,035	459,083
Potlatch Corp.[a]	21,141	686,660
Rock-Tenn Co. Class A	37,422	2,215,008
Temple-Inland Inc.	56,421	1,794,752

		5,796,077
GAS — 5.86%
Laclede Group Inc. (The)	10,940	438,913
New Jersey Resources Corp.	22,002	1,034,534
Nicor Inc.	24,072	1,354,050
Northwest Natural Gas Co.	14,064	657,070
Piedmont Natural Gas Co.	37,996	1,242,089
South Jersey Industries Inc.	15,778	888,459
Southwest Gas Corp.	24,222	956,285
Vectren Corp.	42,361	1,202,205
WGL Holdings Inc.	27,092	1,159,809

		8,933,414
HEALTH CARE — SERVICES — 1.79%
Kindred Healthcare Inc.[b]	27,205	316,938

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2011

Security	Shares	Value

LifePoint Hospitals Inc.[b]	27,335	$1,056,771
Select Medical Holdings Corp.[b]	29,764	258,947
WellCare Health Plans Inc.[b]	22,471	1,101,304

		2,733,960
HOME BUILDERS — 0.44%
KB Home	34,802	242,570
M.D.C. Holdings Inc.	19,363	433,731

		676,301
HOUSEHOLD PRODUCTS & WARES — 0.50%
American Greetings Corp. Class A	19,811	317,174
Helen of Troy Ltd.a,[b]	15,144	438,116

		755,290
INSURANCE — 7.02%
AmTrust Financial Services Inc.	12,717	322,757
Argo Group International Holdings Ltd.[a]	16,411	495,448
CNO Financial Group Inc.[b]	118,144	738,400
Delphi Financial Group Inc. Class A	25,973	687,765
FBL Financial Group Inc. Class A	7,138	233,056
First American Financial Corp.	55,490	665,880
Harleysville Group Inc.	6,435	378,121
Kemper Corp.	23,337	627,532
MBIA Inc.[a,b]	80,568	708,998
Mercury General Corp.	13,734	594,682
Montpelier Re Holdings Ltd.[a]	32,500	568,750
OneBeacon Insurance Group Ltd.	12,094	184,071
Platinum Underwriters Holdings Ltd.	19,675	681,345
Primerica Inc.	21,410	484,508
Protective Life Corp.	44,529	828,239
RLI Corp.	9,272	652,193
Selective Insurance Group Inc.	28,618	458,747
StanCorp Financial Group Inc.	23,469	796,538
Symetra Financial Corp.	40,775	377,984
Universal American Corp.	18,851	216,787

		10,701,801
INTERNET — 0.26%
EarthLink Inc.	57,049	399,913

		399,913
IRON & STEEL — 0.31%
AK Steel Holding Corp.[a]	57,241	476,818

		476,818

Security	Shares	Value

MANUFACTURING — 2.11%
A.O. Smith Corp.	20,577	$764,641
Crane Co.	26,664	1,176,149
Teleflex Inc.	21,282	1,273,941

		3,214,731
MEDIA — 0.77%
Meredith Corp.	19,086	512,077
New York Times Co. (The) Class Ab	67,516	514,472
World Wrestling Entertainment Inc. Class A	14,546	152,879

		1,179,428
METAL FABRICATE & HARDWARE — 1.37%
Commercial Metals Co.	60,454	751,443
Mueller Industries Inc.	19,866	803,580
Worthington Industries Inc.	30,811	532,414

		2,087,437
MINING — 0.65%
Century Aluminum Co.[a,b]	33,847	377,733
Stillwater Mining Co.[b]	54,053	614,042

		991,775
OFFICE FURNISHINGS — 0.31%
HNI Corp.	19,689	473,520

		473,520
OIL & GAS — 1.05%
Stone Energy Corp.a,[b]	25,693	624,083
Venoco Inc.[a,b]	14,730	143,470
W&T Offshore Inc.	18,982	373,756
Western Refining Inc.[a,b]	28,629	457,491

		1,598,800
OIL & GAS SERVICES — 2.99%
Complete Production Services Inc.[b]	41,629	1,365,431
Exterran Holdings Inc.[b]	33,538	318,611
Global Industries Ltd.[b]	54,979	437,083
Helix Energy Solutions Group Inc.[b]	52,817	953,875
World Fuel Services Corp.	37,145	1,480,228

		4,555,228
REAL ESTATE — 0.91%
Government Properties Income Trust	19,426	457,094
Starwood Property Trust Inc.	49,285	926,065

		1,383,159

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2011

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 13.15%
Anworth Mortgage Asset Corp.	69,891	$450,797
BioMed Realty Trust Inc.	68,956	1,248,793
Brandywine Realty Trust	70,808	645,061
Capstead Mortgage Corp.	44,152	535,122
CBL & Associates Properties Inc.[a]	73,984	1,137,874
Colonial Properties Trust[a]	45,927	931,400
CommonWealth REIT	44,021	851,806
CubeSmart	46,287	454,076
CYS Investments Inc.	43,125	546,825
DCT Industrial Trust Inc.	129,367	641,660
Entertainment Properties Trust	24,487	1,097,018
Equity One Inc.	32,958	565,230
Getty Realty Corp.	15,091	240,551
Glimcher Realty Trust	56,215	514,929
Hatteras Financial Corp.	39,332	1,010,832
Healthcare Realty Trust Inc.	40,999	774,471
Inland Real Estate Corp.	40,342	302,565
Invesco Mortgage Capital Inc.	60,622	956,615
Kilroy Realty Corp.	30,813	1,130,529
Lexington Realty Trust	73,219	575,501
Medical Properties Trust Inc.	58,643	592,294
MFA Financial Inc.	187,604	1,266,327
National Retail Properties Inc.[a]	49,559	1,350,483
Pennsylvania Real Estate Investment Trust	28,974	297,273
Redwood Trust Inc.	36,968	429,568
Sovran Self Storage Inc.	14,538	642,580
Strategic Hotels & Resorts Inc.[b]	77,641	441,777
Sunstone Hotel Investors Inc.[b]	61,582	427,995

		20,059,952
RETAIL — 4.20%
Bob Evans Farms Inc.	16,026	527,255
Collective Brands Inc.[b]	32,203	470,486
Dillard’s Inc. Class A	19,576	1,008,751
Group 1 Automotive Inc.	12,369	563,532
HSN Inc.	21,755	776,001
Jack in the Box Inc.[a,b]	25,999	535,059
Men’s Wearhouse Inc. (The)	27,110	837,157
Office Depot Inc.[b]	145,224	332,563
OfficeMax Inc.[b]	44,919	229,985
RadioShack Corp.	52,582	626,252

Security	Shares	Value

Regis Corp.	30,532	$499,504

		6,406,545
SAVINGS & LOANS — 1.69%
Astoria Financial Corp.	47,615	395,205
Capitol Federal Financial Inc.	89,247	989,749
Provident Financial Services Inc.	30,200	391,090
Washington Federal Inc.	58,497	798,484

		2,574,528
SEMICONDUCTORS — 0.59%
Amkor Technology Inc.[a,b]	56,775	274,791
Entegris Inc.[a,b]	70,495	631,635

		906,426
SOFTWARE — 0.36%
Fair Isaac Corp.	20,352	556,627

		556,627
TELECOMMUNICATIONS — 0.94%
ARRIS Group Inc.[a,b]	62,883	676,621
Tellabs Inc.	174,932	757,456

		1,434,077
TEXTILES — 0.27%
UniFirst Corp.	7,903	413,722

		413,722
TRANSPORTATION — 2.58%
Bristow Group Inc.	18,203	906,145
GulfMark Offshore Inc. Class Aa,b	13,982	581,511
Overseas Shipholding Group Inc.[a]	14,020	174,970
Ryder System Inc.	26,834	1,366,924
Ship Finance International Ltd.[a]	22,839	326,826
Teekay Corp.	22,266	573,572

		3,929,948
TRUCKING & LEASING — 0.20%
Aircastle Ltd.[a]	25,784	312,760

		312,760

TOTAL COMMON STOCKS (Cost: $155,288,594)		152,334,764

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS — 9.65%

MONEY MARKET FUNDS — 9.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	13,516,810	$13,516,810
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	1,103,866	1,103,866
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d,f]	102,669	102,669

		14,723,345

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,723,345)		14,723,345

TOTAL INVESTMENTS IN SECURITIES — 109.52% (Cost: $170,011,939)		167,058,109
Other Assets, Less Liabilities — (9.52)%		(14,519,901)

NET ASSETS — 100.00%		$152,538,208

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2011

	iShares Morningstar Large Core Index Fund	iShares Morningstar Large Growth Index Fund	iShares Morningstar Large Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$250,440,896	$314,507,294	$223,762,169
Affiliated (Note 2)	3,681,218	10,794,142	4,344,840

Total cost of investments	$254,122,114	$325,301,436	$228,107,009

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$274,754,236	$353,896,539	$212,466,662
Affiliated (Note 2)	3,681,218	10,336,650	4,146,584

Total fair value of investments	278,435,454	364,233,189	216,613,246
Receivables:
Dividends and interest	379,947	101,786	453,345

Total Assets	278,815,401	364,334,975	217,066,591

LIABILITIES
Payables:
Investment securities purchased	318,408	—	570,506
Collateral for securities on loan (Note 5)	3,312,586	8,440,953	1,682,774
Investment advisory fees (Note 2)	45,101	72,644	43,752

Total Liabilities	3,676,095	8,513,597	2,297,032

NET ASSETS	$275,139,306	$355,821,378	$214,769,559

Net assets consist of:
Paid-in capital	$276,880,314	$420,046,417	$300,394,028
Undistributed net investment income	498,006	130,074	625,810
Accumulated net realized loss	(26,552,354)	(103,286,866)	(74,756,516)
Net unrealized appreciation (depreciation)	24,313,340	38,931,753	(11,493,763)

NET ASSETS	$275,139,306	$355,821,378	$214,769,559

Shares outstanding[b]	3,900,000	5,300,000	3,700,000

Net asset value per share	$70.55	$67.14	$58.05

[a]	Securities on loan with values of $3,246,539, $8,232,082 and $1,601,514, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2011

	iShares Morningstar Mid Core Index Fund	iShares Morningstar Mid Growth Index Fund	iShares Morningstar Mid Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$143,458,594	$150,536,744	$100,550,737
Affiliated (Note 2)	7,291,260	9,517,238	3,771,270

Total cost of investments	$150,749,854	$160,053,982	$104,322,007

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$152,987,768	$160,712,711	$93,781,898
Affiliated (Note 2)	7,291,260	9,517,238	3,771,270

Total fair value of investments	160,279,028	170,229,949	97,553,168
Receivables:
Investment securities sold	—	—	801,991
Dividends and interest	116,661	26,077	57,010

Total Assets	160,395,689	170,256,026	98,412,169

LIABILITIES
Short positions, at value[b]	—	—	801,991
Payables:
Investment securities purchased	—	—	741,263
Collateral for securities on loan (Note 5)	7,195,896	9,373,451	3,712,217
Investment advisory fees (Note 2)	30,482	39,696	22,583

Total Liabilities	7,226,378	9,413,147	5,278,054

NET ASSETS	$153,169,311	$160,842,879	$93,134,115

Net assets consist of:
Paid-in capital	$166,364,128	$268,333,568	$126,059,358
Undistributed (distributions in excess of) net investment income	(9,152)	(31,142)	44,260
Accumulated net realized loss	(22,714,839)	(117,635,514)	(26,200,664)
Net unrealized appreciation (depreciation)	9,529,174	10,175,967	(6,768,839)

NET ASSETS	$153,169,311	$160,842,879	$93,134,115

Shares outstanding[c]	1,800,000	1,650,000	1,300,000

Net asset value per share	$85.09	$97.48	$71.64

[a]	Securities on loan with values of $7,018,742, $9,148,728 and $3,624,227, respectively. See Note 5.
[b]	Proceeds: $ —, $ — and $801,991, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2011

	iShares Morningstar Small Core Index Fund	iShares Morningstar Small Growth Index Fund	iShares Morningstar Small Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$146,988,529	$90,643,714	$155,288,594
Affiliated (Note 2)	20,014,961	12,921,476	14,723,345

Total cost of investments	$167,003,490	$103,565,190	$170,011,939

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$142,748,462	$88,282,567	$152,334,764
Affiliated (Note 2)	20,014,961	12,921,476	14,723,345

Total fair value of investments	162,763,423	101,204,043	167,058,109
Receivables:
Dividends and interest	81,508	23,304	137,010

Total Assets	162,844,931	101,227,347	167,195,119

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	19,812,667	12,875,747	14,620,676
Investment advisory fees (Note 2)	28,884	21,990	36,235

Total Liabilities	19,841,551	12,897,737	14,656,911

NET ASSETS	$143,003,380	$88,329,610	$152,538,208

Net assets consist of:
Paid-in capital	$161,751,512	$103,279,018	$170,084,213
Undistributed (distributions in excess of) net investment income	(52,839)	2,256	141,815
Accumulated net realized loss	(14,455,226)	(12,590,517)	(14,733,990)
Net unrealized depreciation	(4,240,067)	(2,361,147)	(2,953,830)

NET ASSETS	$143,003,380	$88,329,610	$152,538,208

Shares outstanding[b]	1,700,000	1,050,000	1,950,000

Net asset value per share	$84.12	$84.12	$78.22

[a]	Securities on loan with values of $19,247,832, $12,562,186 and $14,175,567, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares Morningstar Large Core Index Fund	iShares Morningstar Large Growth Index Fund	iShares Morningstar Large Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$3,474,084	$1,837,194	$3,566,204
Dividends — affiliated (Note 2)	—	30,734	28,203
Interest — affiliated (Note 2)	44	54	29
Securities lending income — affiliated (Note 2)	2,450	24,006	1,251

Total investment income	3,476,578	1,891,988	3,595,687

EXPENSES
Investment advisory fees (Note 2)	289,871	452,207	280,942

Total expenses	289,871	452,207	280,942

Net investment income	3,186,707	1,439,781	3,314,745

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,081,509)	(5,020,096)	378,105
Investments — affiliated (Note 2)	—	(49,638)	(6,825)
In-kind redemptions — unaffiliated	9,407,759	4,526,407	1,917,614
In-kind redemptions — affiliated (Note 2)	—	6,124	(4,902)

Net realized gain (loss)	7,326,250	(537,203)	2,283,992

Net change in unrealized appreciation/depreciation	(31,633,561)	(15,472,480)	(31,780,257)

Net realized and unrealized loss	(24,307,311)	(16,009,683)	(29,496,265)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,120,604)	$(14,569,902)	$(26,181,520)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares Morningstar Mid Core Index Fund	iShares Morningstar Mid Growth Index Fund	iShares Morningstar Mid Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,204,182	$434,420	$1,201,000
Interest — affiliated (Note 2)	29	24	14
Securities lending income — affiliated (Note 2)	52,673	10,537	11,495

Total investment income	1,256,884	444,981	1,212,509

EXPENSES
Investment advisory fees (Note 2)	200,225	278,853	157,259

Total expenses	200,225	278,853	157,259

Net investment income	1,056,659	166,128	1,055,250

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(367,108)	3,935,417	618,559
In-kind redemptions — unaffiliated	7,939,587	4,522,982	1,306,841

Net realized gain	7,572,479	8,458,399	1,925,400

Net change in unrealized appreciation/depreciation	(27,106,454)	(32,043,684)	(18,736,365)

Net realized and unrealized loss	(19,533,975)	(23,585,285)	(16,810,965)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,477,316)	$(23,419,157)	$(15,755,715)

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares Morningstar Small Core Index Fund	iShares Morningstar Small Growth Index Fund	iShares Morningstar Small Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$869,301	$240,608	$2,148,480
Interest — affiliated (Note 2)	19	12	35
Securities lending income — affiliated (Note 2)	120,532	102,275	86,166

Total investment income	989,852	342,895	2,234,681

EXPENSES
Investment advisory fees (Note 2)	215,590	182,865	258,175

Total expenses	215,590	182,865	258,175

Net investment income	774,262	160,030	1,976,506

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,871,315)	(1,509,376)	(2,837,412)
In-kind redemptions — unaffiliated	12,201,076	7,063,740	8,706,612

Net realized gain	8,329,761	5,554,364	5,869,200

Net change in unrealized appreciation/depreciation	(42,062,207)	(27,104,769)	(32,395,188)

Net realized and unrealized loss	(33,732,446)	(21,550,405)	(26,525,988)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,958,184)	$(21,390,375)	$(24,549,482)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large Core Index Fund		iShares Morningstar Large Growth Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,186,707	$5,119,080	$1,439,781	$2,866,560
Net realized gain (loss)	7,326,250	8,611,316	(537,203)	13,233,609
Net change in unrealized appreciation/depreciation	(31,633,561)	24,067,338	(15,472,480)	29,770,859

Net increase (decrease) in net assets resulting from operations	(21,120,604)	37,797,734	(14,569,902)	45,871,028

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,053,711)	(5,034,557)	(1,539,069)	(2,969,655)

Total distributions to shareholders	(3,053,711)	(5,034,557)	(1,539,069)	(2,969,655)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,435,435	44,100,913	—	6,600,778
Cost of shares redeemed	(42,427,877)	(22,158,502)	(25,893,002)	(98,615,812)

Net increase (decrease) in net assets from capital share transactions	(20,992,442)	21,942,411	(25,893,002)	(92,015,034)

INCREASE (DECREASE) IN NET ASSETS	(45,166,757)	54,705,588	(42,001,973)	(49,113,661)

NET ASSETS
Beginning of period	320,306,063	265,600,475	397,823,351	446,937,012

End of period	$275,139,306	$320,306,063	$355,821,378	$397,823,351

Undistributed net investment income included in net assets at end of period	$498,006	$365,010	$130,074	$229,362

SHARES ISSUED AND REDEEMED
Shares sold	300,000	650,000	—	100,000
Shares redeemed	(600,000)	(350,000)	(400,000)	(1,750,000)

Net increase (decrease) in shares outstanding	(300,000)	300,000	(400,000)	(1,650,000)

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Large Value Index Fund		iShares Morningstar Mid Core Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,314,745	$5,606,189	$1,056,659	$1,903,167
Net realized gain (loss)	2,283,992	(4,973,057)	7,572,479	14,876,975
Net change in unrealized appreciation/depreciation	(31,780,257)	36,358,043	(27,106,454)	18,316,021

Net increase (decrease) in net assets resulting from operations	(26,181,520)	36,991,175	(18,477,316)	35,096,163

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,206,924)	(5,476,883)	(1,065,811)	(1,965,522)

Total distributions to shareholders	(3,206,924)	(5,476,883)	(1,065,811)	(1,965,522)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	25,463,516	26,343,141	33,074,086
Cost of shares redeemed	(11,968,444)	(13,451,076)	(33,750,819)	(11,876,797)

Net increase (decrease) in net assets from capital share transactions	(11,968,444)	12,012,440	(7,407,678)	21,197,289

INCREASE (DECREASE) IN NET ASSETS	(41,356,888)	43,526,732	(26,950,805)	54,327,930

NET ASSETS
Beginning of period	256,126,447	212,599,715	180,120,116	125,792,186

End of period	$214,769,559	$256,126,447	$153,169,311	$180,120,116

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$625,810	$517,989	$(9,152)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	400,000	300,000	400,000
Shares redeemed	(200,000)	(250,000)	(400,000)	(150,000)

Net increase (decrease) in shares outstanding	(200,000)	150,000	(100,000)	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid Growth Index Fund		iShares Morningstar Mid Value Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$166,128	$682,128	$1,055,250	$2,985,520
Net realized gain	8,458,399	8,792,309	1,925,400	7,671,287
Net change in unrealized appreciation/depreciation	(32,043,684)	36,360,401	(18,736,365)	4,687,127

Net increase (decrease) in net assets resulting from operations	(23,419,157)	45,834,838	(15,755,715)	15,343,934

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(197,270)	(756,341)	(1,010,990)	(3,255,803)

Total distributions to shareholders	(197,270)	(756,341)	(1,010,990)	(3,255,803)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,664,772	34,708,333	3,484,262	10,715,897
Cost of shares redeemed	(31,848,752)	(43,048,820)	(17,773,942)	(34,266,618)

Net decrease in net assets from capital share transactions	(21,183,980)	(8,340,487)	(14,289,680)	(23,550,721)

INCREASE (DECREASE) IN NET ASSETS	(44,800,407)	36,738,010	(31,056,385)	(11,462,590)

NET ASSETS
Beginning of period	205,643,286	168,905,276	124,190,500	135,653,090

End of period	$160,842,879	$205,643,286	$93,134,115	$124,190,500

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(31,142)	$—	$44,260	$—

SHARES ISSUED AND REDEEMED
Shares sold	100,000	400,000	50,000	150,000
Shares redeemed	(350,000)	(500,000)	(250,000)	(500,000)

Net decrease in shares outstanding	(250,000)	(100,000)	(200,000)	(350,000)

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Core Index Fund		iShares Morningstar Small Growth Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$774,262	$1,669,784	$160,030	$323,056
Net realized gain	8,329,761	21,059,520	5,554,364	14,466,054
Net change in unrealized appreciation/depreciation	(42,062,207)	11,879,147	(27,104,769)	13,379,000

Net increase (decrease) in net assets resulting from operations	(32,958,184)	34,608,451	(21,390,375)	28,168,110

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(827,101)	(1,839,626)	(157,774)	(330,512)

Total distributions to shareholders	(827,101)	(1,839,626)	(157,774)	(330,512)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,231,598	73,553,826	22,612,974	77,190,359
Cost of shares redeemed	(65,413,649)	(71,233,635)	(60,565,023)	(48,033,268)

Net increase (decrease) in net assets from capital share transactions	(38,182,051)	2,320,191	(37,952,049)	29,157,091

INCREASE (DECREASE) IN NET ASSETS	(71,967,336)	35,089,016	(59,500,198)	56,994,689

NET ASSETS
Beginning of period	214,970,716	179,881,700	147,829,808	90,835,119

End of period	$143,003,380	$214,970,716	$88,329,610	$147,829,808

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(52,839)	$—	$2,256	$—

SHARES ISSUED AND REDEEMED
Shares sold	300,000	900,000	250,000	1,000,000
Shares redeemed	(750,000)	(950,000)	(750,000)	(700,000)

Net increase (decrease) in shares outstanding	(450,000)	(50,000)	(500,000)	300,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Value Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,976,506	$3,718,250
Net realized gain	5,869,200	22,463,074
Net change in unrealized appreciation/depreciation	(32,395,188)	436,418

Net increase (decrease) in net assets resulting from operations	(24,549,482)	26,617,742

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,900,726)	(3,760,021)

Total distributions to shareholders	(1,900,726)	(3,760,021)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,912,593	62,513,662
Cost of shares redeemed	(47,219,051)	(79,526,977)

Net decrease in net assets from capital share transactions	(22,306,458)	(17,013,315)

INCREASE (DECREASE) IN NET ASSETS	(48,756,666)	5,844,406

NET ASSETS
Beginning of period	201,294,874	195,450,468

End of period	$152,538,208	$201,294,874

Undistributed net investment income included in net assets at end of period	$141,815	$66,035

SHARES ISSUED AND REDEEMED
Shares sold	300,000	850,000
Shares redeemed	(600,000)	(1,100,000)

Net decrease in shares outstanding	(300,000)	(250,000)

See notes to financial statements.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Core Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$76.26	$68.10	$50.88	$76.07	$78.37	$69.40

Income from investment operations:
Net investment income[a]	0.78	1.31	1.22	1.50	1.42	1.16
Net realized and unrealized gain (loss)[b]	(5.74)	8.14	17.22	(25.24)	(2.35)	8.92

Total from investment operations	(4.96)	9.45	18.44	(23.74)	(0.93)	10.08

Less distributions from:
Net investment income	(0.75)	(1.29)	(1.22)	(1.45)	(1.37)	(1.11)

Total distributions	(0.75)	(1.29)	(1.22)	(1.45)	(1.37)	(1.11)

Net asset value, end of period	$70.55	$76.26	$68.10	$50.88	$76.07	$78.37

Total return	(6.48)%[c]	14.13%	36.53%	(31.43)%	(1.25)%	14.66%

Ratios/Supplemental data:
Net assets, end of period (000s)	$275,139	$320,306	$265,600	$195,880	$182,567	$160,652
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.20%	1.94%	2.00%	2.57%	1.81%	1.59%
Portfolio turnover rate[e]	16%	38%	32%	40%	35%	39%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Growth Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$69.79	$60.81	$44.51	$67.23	$67.59	$61.79

Income from investment operations:
Net investment income[a]	0.26	0.48	0.47	0.47	0.32	0.35
Net realized and unrealized gain (loss)[b]	(2.63)	9.00	16.30	(22.74)	(0.40)	5.80

Total from investment operations	(2.37)	9.48	16.77	(22.27)	(0.08)	6.15

Less distributions from:
Net investment income	(0.28)	(0.50)	(0.47)	(0.45)	(0.28)	(0.35)

Total distributions	(0.28)	(0.50)	(0.47)	(0.45)	(0.28)	(0.35)

Net asset value, end of period	$67.14	$69.79	$60.81	$44.51	$67.23	$67.59

Total return	(3.37)%[c]	15.70%	37.81%	(33.16)%	(0.14)%	10.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$355,821	$397,823	$446,937	$331,585	$494,167	$294,003
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.80%	0.78%	0.87%	0.91%	0.46%	0.56%
Portfolio turnover rate[e]	15%	24%	24%	35%	31%	28%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Value Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$65.67	$56.69	$43.65	$76.51	$86.96	$74.28

Income from investment operations:
Net investment income[a]	0.88	1.57	1.47	2.10	2.52	2.18
Net realized and unrealized gain (loss)[b]	(7.64)	8.94	13.07	(32.84)	(10.36)	12.56

Total from investment operations	(6.76)	10.51	14.54	(30.74)	(7.84)	14.74

Less distributions from:
Net investment income	(0.86)	(1.53)	(1.50)	(2.12)	(2.61)	(2.06)

Total distributions	(0.86)	(1.53)	(1.50)	(2.12)	(2.61)	(2.06)

Net asset value, end of period	$58.05	$65.67	$56.69	$43.65	$76.51	$86.96

Total return	(10.27)%[c]	19.00%	33.70%	(40.70)%	(9.20)%	20.14%

Ratios/Supplemental data:
Net assets, end of period (000s)	$214,770	$256,126	$212,600	$159,308	$260,117	$439,134
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.95%	2.74%	2.83%	3.83%	3.03%	2.70%
Portfolio turnover rate[e]	15%	30%	31%	29%	23%	22%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Core Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$94.80	$76.24	$51.77	$81.41	$88.58	$78.01

Income from investment operations:
Net investment income[a]	0.57	1.12	0.95	0.86	0.68	1.10
Net realized and unrealized gain (loss)[b]	(9.70)	18.59	24.47	(29.52)	(7.22)	10.57

Total from investment operations	(9.13)	19.71	25.42	(28.66)	(6.54)	11.67

Less distributions from:
Net investment income	(0.58)	(1.15)	(0.95)	(0.98)	(0.63)	(1.00)
Return of capital	—	—	—	—	—	(0.10)

Total distributions	(0.58)	(1.15)	(0.95)	(0.98)	(0.63)	(1.10)

Net asset value, end of period	$85.09	$94.80	$76.24	$51.77	$81.41	$88.58

Total return	(9.61)%[c]	26.14%	49.44%	(35.29)%	(7.41)%	15.09%

Ratios/Supplemental data:
Net assets, end of period (000s)	$153,169	$180,120	$125,792	$77,659	$126,183	$146,153
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.32%	1.40%	1.49%	1.40%	0.80%	1.38%
Portfolio turnover rate[e]	27%	47%	46%	60%	53%	53%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Growth Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$108.23	$84.45	$57.53	$95.61	$92.52	$85.38

Income from investment operations:
Net investment income[a]	0.09	0.35	0.21	0.23	0.21	0.16
Net realized and unrealized gain (loss)[b]	(10.74)	23.82	26.93	(38.07)	3.12	7.31

Total from investment operations	(10.65)	24.17	27.14	(37.84)	3.33	7.47

Less distributions from:
Net investment income	(0.10)	(0.39)	(0.22)	(0.24)	(0.20)	(0.33)
Return of capital	—	—	(0.00)[c]	—	(0.04)	—

Total distributions	(0.10)	(0.39)	(0.22)	(0.24)	(0.24)	(0.33)

Net asset value, end of period	$97.48	$108.23	$84.45	$57.53	$95.61	$92.52

Total return	(9.84)%[d]	28.69%	47.28%	(39.60)%	3.59%	8.78%

Ratios/Supplemental data:
Net assets, end of period (000s)	$160,843	$205,643	$168,905	$195,613	$487,629	$235,917
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.18%	0.39%	0.30%	0.32%	0.22%	0.19%
Portfolio turnover rate[f]	26%	47%	45%	49%	34%	50%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Value Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$82.79	$73.33	$48.03	$74.60	$91.74	$79.63

Income from investment operations:
Net investment income[a]	0.75	1.89	1.46	1.93	1.81	1.88
Net realized and unrealized gain (loss)[b]	(11.18)	9.65	25.19	(26.56)	(17.02)	11.84

Total from investment operations	(10.43)	11.54	26.65	(24.63)	(15.21)	13.72

Less distributions from:
Net investment income	(0.72)	(2.08)	(1.35)	(1.94)	(1.93)	(1.61)

Total distributions	(0.72)	(2.08)	(1.35)	(1.94)	(1.93)	(1.61)

Net asset value, end of period	$71.64	$82.79	$73.33	$48.03	$74.60	$91.74

Total return	(12.58)%[c]	16.23%	56.05%	(33.26)%	(16.79)%	17.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$93,134	$124,191	$135,653	$69,647	$126,826	$178,902
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.01%	2.62%	2.37%	3.37%	2.17%	2.25%
Portfolio turnover rate[e]	28%	46%	41%	61%	37%	43%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Core Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$99.99	$81.76	$53.70	$78.57	$90.24	$82.87

Income from investment operations:
Net investment income[a]	0.40	0.82	0.67	0.65	0.73	0.53
Net realized and unrealized gain (loss)[b]	(15.84)	18.33	28.06	(24.88)	(11.70)	7.40

Total from investment operations	(15.44)	19.15	28.73	(24.23)	(10.97)	7.93

Less distributions from:
Net investment income	(0.43)	(0.92)	(0.66)	(0.64)	(0.70)	(0.46)
Return of capital	—	—	(0.01)	—	—	(0.10)

Total distributions	(0.43)	(0.92)	(0.67)	(0.64)	(0.70)	(0.56)

Net asset value, end of period	$84.12	$99.99	$81.76	$53.70	$78.57	$90.24

Total return	(15.43)%[c]	23.62%	53.72%	(30.86)%	(12.22)%	9.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$143,003	$214,971	$179,882	$80,550	$102,143	$157,918
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.90%	0.99%	1.00%	1.08%	0.86%	0.63%
Portfolio turnover rate[e]	36%	69%	66%	73%	62%	73%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Growth Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$95.37	$72.67	$50.89	$73.02	$78.81	$76.85

Income from investment operations:
Net investment income[a]	0.11	0.27	0.06	0.27	0.24	0.02
Net realized and unrealized gain (loss)[b]	(11.24)	22.68	21.80	(22.13)	(5.78)	1.94

Total from investment operations	(11.13)	22.95	21.86	(21.86)	(5.54)	1.96

Less distributions from:
Net investment income	(0.12)	(0.25)	(0.07)	(0.27)	(0.25)	—
Return of capital	—	—	(0.01)	—	—	—

Total distributions	(0.12)	(0.25)	(0.08)	(0.27)	(0.25)	—

Net asset value, end of period	$84.12	$95.37	$72.67	$50.89	$73.02	$78.81

Total return	(11.67)%[c]	31.63%	42.98%	(29.91)%	(7.05)%	2.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$88,330	$147,830	$90,835	$66,162	$69,367	$70,927
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	0.26%	0.34%	0.10%	0.47%	0.31%	0.03%
Portfolio turnover rate[e]	40%	64%	57%	56%	59%	59%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Value Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007
Net asset value, beginning of period	$89.46	$78.18	$48.22	$72.21	$85.00	$77.78

Income from investment operations:
Net investment income[a]	0.92	1.57	1.28	1.62	1.82	1.85
Net realized and unrealized gain (loss)[b]	(11.24)	11.30	29.85	(23.83)	(12.81)	7.06

Total from investment operations	(10.32)	12.87	31.13	(22.21)	(10.99)	8.91

Less distributions from:
Net investment income	(0.92)	(1.59)	(1.17)	(1.78)	(1.80)	(1.69)

Total distributions	(0.92)	(1.59)	(1.17)	(1.78)	(1.80)	(1.69)

Net asset value, end of period	$78.22	$89.46	$78.18	$48.22	$72.21	$85.00

Total return	(11.48)%[c]	16.77%	65.11%	(30.92)%	(13.08)%	11.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$152,538	$201,295	$195,450	$65,094	$93,873	$135,998
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.30%	2.02%	2.00%	2.95%	2.35%	2.31%
Portfolio turnover rate[e]	28%	55%	57%	70%	66%	56%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Morningstar Large Core	Non-diversified
Morningstar Large Growth	Non-diversified
Morningstar Large Value	Non-diversified
Morningstar Mid Core	Diversified
Morningstar Mid Growth	Diversified

iShares Index Fund	Diversification Classification
Morningstar Mid Value	Diversified
Morningstar Small Core	Diversified
Morningstar Small Growth	Diversified
Morningstar Small Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
Morningstar Large Core
Assets:
Common Stocks	$274,754,236	$—	$—	$274,754,236
Short-Term Investments	3,681,218	—	—	3,681,218

	$278,435,454	$—	$—	$278,435,454

Morningstar Large Growth
Assets:
Common Stocks	$355,585,050	$—	$—	$355,585,050
Short-Term Investments	8,648,139	—	—	8,648,139

	$364,233,189	$—	$—	$364,233,189

Morningstar Large Value
Assets:
Common Stocks	$214,602,333	$—	$—	$214,602,333
Short-Term Investments	2,010,913	—	—	2,010,913

	$216,613,246	$—	$—	$216,613,246

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
Morningstar Mid Core
Assets:
Common Stocks	$152,987,768	$—	$—	$152,987,768
Short-Term Investments	7,291,260	—	—	7,291,260

	$160,279,028	$—	$—	$160,279,028

Morningstar Mid Growth
Assets:
Common Stocks	$160,711,006	$—	$1,705	$160,712,711
Short-Term Investments	9,517,238	—	—	9,517,238

	$170,228,244	$—	$1,705	$170,229,949

Morningstar Mid Value
Assets:
Common Stocks	$93,781,898	$—	$—	$93,781,898
Short-Term Investments	3,771,270	—	—	3,771,270
Liabilities:
Short Positions	(801,991)	—	—	(801,991)

	$96,751,177	$—	$—	$96,751,177

Morningstar Small Core
Assets:
Common Stocks	$142,748,454	$—	$8	$142,748,462
Short-Term Investments	20,014,961	—	—	20,014,961

	$162,763,415	$—	$8	$162,763,423

Morningstar Small Growth
Assets:
Common Stocks	$88,282,564	$—	$3	$88,282,567
Short-Term Investments	12,921,476	—	—	12,921,476

	$101,204,040	$—	$3	$101,204,043

Morningstar Small Value
Assets:
Common Stocks	$152,334,764	$—	$—	$152,334,764
Short-Term Investments	14,723,345	—	—	14,723,345

	$167,058,109	$—	$—	$167,058,109

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of April 30, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Morningstar Large Core	$—	$—	$—	$—	$470,436	$31,588,502	$—	$32,058,938
Morningstar Large Growth	54,115	754,949	3,087,927	881,226	27,706,178	66,358,290	982,680	99,825,365
Morningstar Large Value	18,851	35,116	468,973	672,390	19,478,955	36,252,824	5,511,604	62,438,713
Morningstar Mid Core	—	—	—	—	7,949,985	21,095,563	—	29,045,548
Morningstar Mid Growth	14,863	105,739	132,199	4,115,856	27,347,957	89,015,622	3,999,375	124,731,611
Morningstar Mid Value	—	—	—	244,018	9,919,905	16,451,751	—	26,615,674
Morningstar Small Core	—	—	—	—	—	21,697,098	—	21,697,098
Morningstar Small Growth	—	—	—	—	1,328,686	16,153,299	—	17,481,985
Morningstar Small Value	—	—	—	—	5,205,021	13,746,110	—	18,951,131

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large Core	$256,373,385	$35,622,396	$(13,560,327)	$22,062,069
Morningstar Large Growth	327,802,710	60,865,210	(24,434,731)	36,430,479
Morningstar Large Value	234,766,949	15,349,176	(33,502,879)	(18,153,703)
Morningstar Mid Core	152,589,366	15,841,675	(8,152,013)	7,689,662
Morningstar Mid Growth	161,231,010	23,626,216	(14,627,277)	8,998,939
Morningstar Mid Value	105,415,554	7,155,565	(15,017,951)	(7,862,386)
Morningstar Small Core	167,952,759	11,004,926	(16,194,262)	(5,189,336)
Morningstar Small Growth	104,666,389	7,297,437	(10,759,783)	(3,462,346)
Morningstar Small Value	172,704,492	15,295,930	(20,942,313)	(5,646,383)

Management has reviewed the tax positions as of October 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ Statements of Assets and Liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedule of Investments.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Morningstar Large Core	0.20%
Morningstar Large Growth	0.25
Morningstar Large Value	0.25
Morningstar Mid Core	0.25
Morningstar Mid Growth	0.30

iShares Index Fund	Investment Advisory Fee
Morningstar Mid Value	0.30%
Morningstar Small Core	0.25
Morningstar Small Growth	0.30
Morningstar Small Value	0.30

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Morningstar Large Core	$1,319
Morningstar Large Growth	12,926
Morningstar Large Value	673
Morningstar Mid Core	28,362
Morningstar Mid Growth	5,674

iShares Index Fund	Securities Lending Agent Fees
Morningstar Mid Value	$6,190
Morningstar Small Core	64,902
Morningstar Small Growth	55,071
Morningstar Small Value	46,397

Cross trades for the six months ended October 31, 2011, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Loss
Morningstar Large Growth
BlackRock Inc.	12,179	312	(1,790)	10,701	$1,688,511	$30,734	$(43,514)

Morningstar Large Value
PNC Financial Services Group Inc. (The)	39,322	3,159	(2,718)	39,763	$2,135,671	$28,203	$(11,727)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
Morningstar Large Core	$47,394,113	$47,182,045
Morningstar Large Growth	54,612,891	54,464,130
Morningstar Large Value	33,614,458	33,532,387
Morningstar Mid Core	44,447,647	44,487,367
Morningstar Mid Growth	49,351,000	49,353,697
Morningstar Mid Value	29,295,803	29,256,509
Morningstar Small Core	63,756,657	64,172,312
Morningstar Small Growth	49,540,184	49,884,941
Morningstar Small Value	48,664,506	49,027,996

In-kind transactions (see Note 4) for the six months ended October 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Large Core	$21,383,672	$42,326,081
Morningstar Large Growth	–	25,861,451
Morningstar Large Value	–	11,932,701
Morningstar Mid Core	26,286,947	33,407,393
Morningstar Mid Growth	10,655,443	31,832,382
Morningstar Mid Value	3,460,408	17,701,217

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Small Core	$27,078,750	$64,805,095
Morningstar Small Growth	22,460,946	59,998,477
Morningstar Small Value	24,291,081	46,398,061

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, for the iShares Morningstar Large Core Index Fund, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefit of lower fees. For the remaining Funds, the Board noted that should material economies of scale exist in the future, a breakpoint structure for such Funds may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Morningstar Large Core	$0.74204	$—	$0.00299	$0.74503	100%	—%	0	% [a]	100%
Morningstar Large Growth	0.28218	—	0.00022	0.28240	100	—	0	[a]	100
Morningstar Large Value	0.85400	—	0.00145	0.85545	100	—	0	[a]	100
Morningstar Mid Core	0.52343	—	0.05346	0.57689	91	—	9		100
Morningstar Mid Growth	0.10206	—	0.00053	0.10259	99	—	1		100
Morningstar Mid Value	0.69896	—	0.02594	0.72490	96	—	4		100
Morningstar Small Core	0.37684	—	0.05659	0.43343	87	—	13		100
Morningstar Small Growth	0.11180	—	0.00667	0.11847	94	—	6		100
Morningstar Small Value	0.86713	—	0.05369	0.92082	94	—	6		100

[a]	Rounds to less than 1%.

84	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

Notes:

86	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-44-1011

October 31, 2011

2011 Semi-Annual Report

iShares Trust

iShares FTSE EPRA/NAREIT Developed Asia Index Fund  |  IFAS  |  NASDAQ

iShares FTSE EPRA/NAREIT Developed Europe Index Fund  |  IFEU  |  NASDAQ

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund  |  IFGL  |  NASDAQ

iShares FTSE EPRA/NAREIT North America Index Fund  |  IFNA  |  NASDAQ

iShares FTSE NAREIT Industrial/Office Capped Index Fund  |  FNIO  |  NYSE Arca

iShares FTSE NAREIT Mortgage Plus Capped Index Fund  |  REM  |  NYSE Arca

iShares FTSE NAREIT Real Estate 50 Index Fund  |  FTY  |  NYSE Arca

iShares FTSE NAREIT Residential Plus Capped Index Fund  |  REZ  |  NYSE Arca

iShares FTSE NAREIT Retail Capped Index Fund  |  RTL  |  NYSE Arca

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/11			Inception to 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.23)%	(10.96)%	(8.82)%	(9.19)%	(9.68)%	(9.06)%	(31.80)%	(33.24)%	(31.40)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE EPRA/NAREIT Developed Asia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Asia Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of Asian real estate markets as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (10.78)%, net of fees, while the total return for the Index was (10.67)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Real Estate Operating/Development	45.01%
REITs — Shopping Centers	16.52
REITs — Diversified	15.27
REITs — Office Property	8.08
Real Estate Management/Services	7.61
Diversified Operations	3.00
Hotels & Motels	2.26
Other*	1.33
Short-Term and Other Net Assets	0.92

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Sun Hung Kai Properties Ltd. (Hong Kong)	9.29%
Westfield Group (Australia)	6.73
Mitsubishi Estate Co. Ltd. (Japan)	6.39
Mitsui Fudosan Co. Ltd. (Japan)	5.01
Sumitomo Realty & Development Co. Ltd. (Japan)	3.92
Hongkong Land Holdings Ltd. (Hong Kong)	3.33
Hang Lung Properties Ltd. (Hong Kong)	3.01
Wharf (Holdings) Ltd. (The) (Hong Kong)	3.00
Westfield Retail Trust (Australia)	2.95
Stockland Corp. Ltd. (Australia)	2.86

TOTAL	46.49%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/11			Inception to 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.28)%	(5.58)%	(3.93)%	(8.73)%	(8.98)%	(8.92)%	(30.41)%	(31.16)%	(30.96)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE EPRA/NAREIT Developed Europe Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Europe Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of European real estate markets as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (16.46)%, net of fees, while the total return for the Index was (16.37)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

REITs — Diversified	59.34%
Real Estate Management/Services	20.59
Real Estate Operating/Development	9.46
REITs — Office Property	7.56
REITs — Warehouse/Industrial	1.05
Other*	1.76
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Unibail-Rodamco SE (France)	14.99%
Land Securities Group PLC (United Kingdom)	7.00
British Land Co. PLC (United Kingdom)	5.94
Corio NV (Netherlands)	3.82
Hammerson PLC (United Kingdom)	3.79
PSP Swiss Property AG Registered (Switzerland)	3.48
Capital Shopping Centres Group PLC (United Kingdom)	2.79
Swiss Prime Site AG Registered (Switzerland)	2.75
Klepierre (France)	2.44
SEGRO PLC (United Kingdom)	2.37

TOTAL	49.37%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/11			Inception to 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.55)%	(8.22)%	(6.12)%	(8.15)%	(8.46)%	(8.16)%	(28.65)%	(29.61)%	(28.66)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries (except for the United States) as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (12.12)%, net of fees, while the total return for the Index was (11.96)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

Real Estate Operating/Development	32.79%
REITs — Diversified	28.92
REITs — Shopping Centers	13.21
Real Estate Management/Services	10.56
REITs — Office Property	7.55
Diversified Operations	1.75
REITs — Apartments	1.46
Hotels & Motels	1.26
Other*	1.83
Short-Term and Other Net Assets	0.67

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Sun Hung Kai Properties Ltd. (Hong Kong)	6.03%
Westfield Group (Australia)	4.25
Unibail-Rodamco SE (France)	4.16
Mitsubishi Estate Co. Ltd. (Japan)	3.74
Mitsui Fudosan Co. Ltd. (Japan)	3.37
Sumitomo Realty & Development Co. Ltd. (Japan)	2.29
Hongkong Land Holdings Ltd. (Hong Kong)	2.10
Land Securities Group PLC (United Kingdom)	1.94
Westfield Retail Trust (Australia)	1.87
Hang Lung Properties Ltd. (Hong Kong)	1.86

TOTAL	31.61%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/11			Inception to 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.60%	7.95%	9.02%	0.23%	0.06%	(0.78)%	0.91%	0.24%	(3.06)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE EPRA/NAREIT North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT North America Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of the North American real estate market as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (4.87)%, net of fees, while the total return for the Index was (5.17)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

REITs — Apartments	16.84%
REITs — Regional Malls	14.43
REITs — Health Care	13.40
REITs — Diversified	13.03
REITs — Office Property	11.44
REITs — Shopping Centers	10.12
REITs — Hotels	5.55
REITs — Storage	5.12
REITs — Warehouse/Industrial	4.35
REITs — Outlet Centers	2.06
Real Estate Operating/Development	2.03
Other*	1.44
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Simon Property Group Inc.	9.29%
Equity Residential	4.26
Public Storage	4.06
HCP Inc.	3.99
Ventas Inc.	3.95
Vornado Realty Trust	3.76
Boston Properties Inc.	3.56
Prologis Inc.	3.37
AvalonBay Communities Inc.	3.10
Host Hotels & Resorts Inc.	2.49

TOTAL	41.83%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/11			Inception to 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.06%	1.02%	1.68%	(10.07)%	(10.11)%	(10.37)%	(38.01)%	(38.13)%	(38.89)%

Index performance reflects the performance of the FTSE NAREIT Industrial/Office Index through March 1, 2009 and the FTSE NAREIT Industrial/Office Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE NAREIT Industrial/Office Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Industrial/Office Capped Index (the “Index”). The Index measures the performance of the industrial and office real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (13.42)%, net of fees, while the total return for the Index was (13.20)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

REITs — Office Property	64.48%
REITs — Warehouse/Industrial	23.83
REITs — Diversified	11.33
Real Estate Operating/Development	0.20
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Boston Properties Inc.	17.06%
Prologis Inc.	16.17
SL Green Realty Corp.	6.98
Alexandria Real Estate Equities Inc.	4.83
Duke Realty Corp.	4.77
Liberty Property Trust	4.23
Piedmont Office Realty Trust Inc. Class A	4.15
BioMed Realty Trust Inc.	4.11
Mack-Cali Realty Corp.	4.07
Highwoods Properties Inc.	3.87

TOTAL	70.24%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/11			Inception to 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.01)%	(1.08)%	(0.57)%	(16.97)%	(16.98)%	(11.38)%	(56.73)%	(56.74)%	(41.93)%

Index performance reflects the performance of the FTSE NAREIT Mortgage REITs Index through March 1, 2009 and the FTSE NAREIT All Mortgage Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE NAREIT Mortgage Plus Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT All Mortgage Capped Index (the “Index”). The Index measures the performance of the residential and commercial mortgage real estate, mortgage finance and savings associations sectors of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (9.65)%, net of fees, while the total return for the Index was (9.50)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

REITs — Mortgage	66.64%
Savings & Loans/Thrifts	26.59
Property/Casualty Insurance	3.18
Finance — Consumer Loans	1.34
Other*	2.15
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Annaly Capital Management Inc.	21.10%
American Capital Agency Corp.	10.09
New York Community Bancorp Inc.	6.61
Chimera Investment Corp.	6.35
People’s United Financial Inc.	4.41
MFA Financial Inc.	3.98
Hatteras Financial Corp.	3.20
Fidelity National Financial Inc. Class A	3.17
Invesco Mortgage Capital Inc.	3.09
Hudson City Bancorp Inc.	3.02

TOTAL	65.02%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/11			Inception to 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.99%	10.99%	11.57%	(2.61)%	(2.69)%	(2.27)%	(11.25)%	(11.57)%	(9.83)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE NAREIT Real Estate 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Real Estate 50 Index (the “Index”). The Index measures the performance of the large-capitalization real estate sector of the U.S. equity market, and is comprised of the 50 largest real estate investment trusts (REITs) within the FTSE NAREIT Composite Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (4.01)%, net of fees, while the total return for the Index was (3.76)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

REITs — Regional Malls	16.51%
REITs — Apartments	16.33
REITs — Health Care	13.57
REITs — Diversified	11.54
REITs — Office Property	10.33
REITs — Mortgage	7.76
REITs — Shopping Centers	6.57
REITs — Storage	4.78
REITs — Warehouse/Industrial	3.96
REITs — Hotels	3.78
Real Estate Operating/Development	3.24
REITs — Outlet Centers	1.49
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Simon Property Group Inc.	10.91%
Equity Residential	5.01
Public Storage	4.78
Annaly Capital Management Inc.	4.74
HCP Inc.	4.69
Ventas Inc.	4.64
Vornado Realty Trust	4.43
Boston Properties Inc.	4.18
Prologis Inc.	3.96
AvalonBay Communities Inc.	3.65

TOTAL	50.99%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/11			Inception to 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.32%	16.32%	16.94%	2.11%	2.04%	1.97%	9.84%	9.50%	9.18%

Index performance reflects the performance of the FTSE NAREIT Residential Index through March 1, 2009 and the FTSE NAREIT All Residential Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE NAREIT Residential Plus Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT All Residential Capped Index (the “Index”). The Index measures the performance of the residential, healthcare and self-storage real estate sectors of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was 0.49%, net of fees, while the total return for the Index was 0.74%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

REITs — Apartments	47.70%
REITs — Health Care	33.42
REITs — Storage	13.19
REITs — Manufactured Homes	3.70
REITs — Diversified	1.85
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Equity Residential	9.10%
Public Storage	8.69
HCP Inc.	8.54
Ventas Inc.	8.44
AvalonBay Communities Inc.	6.63
Health Care REIT Inc.	4.92
Essex Property Trust Inc.	4.45
UDR Inc.	4.23
Camden Property Trust	4.10
BRE Properties Inc. Class A	3.91

TOTAL	63.01%

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

Performance as of October 31, 2011

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/11			Inception to 10/31/11			Inception to 10/31/11
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.90%	10.78%	11.42%	(6.43)%	(6.41)%	(7.22)%	(25.87)%	(25.79)%	(28.60)%

Index performance reflects the performance of the FTSE NAREIT Retail Index through March 1, 2009 and the FTSE NAREIT Retail Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE NAREIT Retail Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Retail Capped Index (the “Index”). The Index measures the performance of the retail property real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2011, the total return for the Fund was (3.34)%, net of fees, while the total return for the Index was (3.13)%.

PORTFOLIO ALLOCATION

As of 10/31/11

Industry	Percentage of Net Assets

REITs — Regional Malls	49.38%
REITs — Shopping Centers	38.92
REITs — Outlet Centers	11.50
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/11

Security	Percentage of Net Assets

Simon Property Group Inc.	22.78%
Kimco Realty Corp.	8.01
General Growth Properties Inc.	7.80
Macerich Co. (The)	7.42
National Retail Properties Inc.	4.68
DDR Corp.	4.64
Taubman Centers Inc.	4.49
Regency Centers Corp.	4.48
Tanger Factory Outlet Centers Inc.	4.31
Federal Realty Investment Trust	4.21

TOTAL	72.82%

FUND PERFORMANCE OVERVIEWS	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/11)	Ending Account Value (10/31/11)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/11 to 10/31/11)
FTSE EPRA/NAREIT Developed Asia
Actual	$1,000.00	$ 892.20	0.48%	$2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
FTSE EPRA/NAREIT Developed Europe
Actual	1,000.00	835.40	0.48	2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Actual	1,000.00	878.80	0.48	2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
FTSE EPRA/NAREIT North America
Actual	1,000.00	951.30	0.48	2.35
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/11)	Ending Account Value (10/31/11)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/11 to 10/31/11)
FTSE NAREIT Industrial/Office Capped
Actual	$1,000.00	$ 865.80	0.48%	$2.25
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
FTSE NAREIT Mortgage Plus Capped
Actual	1,000.00	903.50	0.48	2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
FTSE NAREIT Real Estate 50
Actual	1,000.00	959.90	0.48	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
FTSE NAREIT Residential Plus Capped
Actual	1,000.00	1,004.90	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
FTSE NAREIT Retail Capped
Actual	1,000.00	966.60	0.48	2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 98.87%

AUSTRALIA — 24.17%
BGP Holdings PLC[a,b]	539,595	$75
Bunnings Warehouse Property Trust	40,472	71,493
CFS Retail Property Trust	163,512	315,730
Charter Hall Office REIT	38,168	137,681
Charter Hall Retail REIT	23,280	80,766
Commonwealth Property Office Fund	189,304	186,783
Dexus Property Group	373,944	337,226
FKP Property Group	67,568	35,485
Goodman Group	571,976	379,274
GPT Group	143,424	479,322
ING Office Fund	212,136	140,666
Mirvac Group	264,144	351,706
Stockland Corp. Ltd.	184,408	618,247
Westfield Group	178,408	1,457,472
Westfield Retail Trust	236,296	639,281

		5,231,207
HONG KONG — 35.50%
Agile Property Holdings Ltd.[c]	112,000	103,418
Champion REIT[c]	192,000	80,113
China Overseas Land & Investment Ltd.	320,000	604,147
China Resources Land Ltd.	160,000	237,785
Country Garden Holdings Co. Ltd.[c]	256,000	103,191
Hang Lung Properties Ltd.	176,000	650,509
Henderson Land Development Co. Ltd.[c]	89,000	493,426
Hongkong Land Holdings Ltd.	136,000	720,800
Hopson Development Holdings Ltd.[c]	48,000	30,351
Hysan Development Co. Ltd.	64,000	226,246
Kerry Properties Ltd.	56,000	208,062
KWG Property Holdings Ltd.[c]	92,000	40,520
Link REIT (The)	172,000	594,746
New World China Land Ltd.	129,600	30,042
New World Development Co. Ltd.	216,000	231,717
Shenzhen Investment Ltd.	208,000	45,002
Shimao Property Holdings Ltd.[c]	112,000	111,351
Shui On Land Ltd.	204,250	64,444
Sino Land Co. Ltd.	208,000	333,764
SOHO China Ltd.[c]	160,000	115,802
Sun Hung Kai Properties Ltd.	144,000	2,010,252

Security	Shares	Value

Wharf (Holdings) Ltd. (The)	120,200	$650,148

		7,685,836
JAPAN — 26.58%
AEON Mall Co. Ltd.	7,200	169,901
Japan Prime Realty Investment Corp.	56	136,023
Japan Real Estate Investment Corp.	40	344,213
Japan Retail Fund Investment Corp.	136	212,961
Kenedix Realty Investment Corp.	24	70,761
Mitsubishi Estate Co. Ltd.	80,000	1,384,033
Mitsui Fudosan Co. Ltd.	64,000	1,085,066
MORI TRUST Sogo REIT Inc.	8	70,997
Nippon Accommodations Fund Inc.	8	53,658
Nippon Building Fund Inc.	48	467,227
Nomura Real Estate Holdings Inc.	5,600	92,645
Nomura Real Estate Office Fund Inc.	24	129,580
NTT Urban Development Corp.	104	73,090
ORIX JREIT Inc.	16	66,791
Premier Investment Corp.	8	27,455
Sumitomo Realty & Development Co. Ltd.	40,000	848,990
Tokyo Tatemono Co. Ltd.	24,000	77,255
Tokyu Land Corp.	32,000	137,480
TOKYU REIT Inc.	8	42,578
Top REIT Inc.	16	82,693
United Urban Investment Corp.	160	181,391

		5,754,788
NEW ZEALAND — 0.30%
Kiwi Income Property Trust	75,784	64,929

		64,929
SINGAPORE — 12.32%
Ascendas Real Estate Investment Trust	160,202	262,375
CapitaCommercial Trust	160,000	144,444
CapitaLand Ltd.[c]	248,000	540,896
CapitaMall Trust Management Ltd.	184,400	276,224
CapitaMalls Asia Ltd.[c]	120,000	130,862
CDL Hospitality Trusts	56,000	72,925
City Developments Ltd.	56,000	488,104
Global Logistic Properties Ltd.[a,c]	144,000	202,477
Keppel Land Ltd.[c]	56,000	125,270
Mapletree Industrial Trust	96,200	89,152
Mapletree Logistics Trust	128,240	87,597
Suntec REIT	168,000	166,430

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

October 31, 2011

Security	Shares	Value
Wing Tai Holdings Ltd.	40,000	$40,904
Yanlord Land Group Ltd.	48,000	39,498

		2,667,158

TOTAL COMMON STOCKS (Cost: $23,615,896)		21,403,918

RIGHTS — 0.21%

HONG KONG — 0.21%
New World Development Co. Ltd.[a]	130,500	44,536

		44,536

TOTAL RIGHTS (Cost: $0)		44,536

SHORT-TERM INVESTMENTS — 5.28%

MONEY MARKET FUNDS—5.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[d,e,f]	1,054,543	1,054,543
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	86,121	86,121
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[d,e],g	3,148	3,148

		1,143,812

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,143,812)		1,143,812

TOTAL INVESTMENTS IN SECURITIES — 104.36% (Cost: $24,759,708)		22,592,266
Other Assets, Less Liabilities — (4.36)%		(944,372)

NET ASSETS — 100.00%		$21,647,894

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.76%

AUSTRIA — 1.84%
CA Immobilien Anlagen AGa	11,220	$145,213
conwert Immobilien Invest SE	10,395	143,540

		288,753
BELGIUM — 3.26%
Befimmo SCA	2,156	166,869
Cofinimmo SA	1,749	215,457
Intervest Offices NV	858	23,241
Leasinvest Real Estate SCA	209	19,015
Warehouses De Pauw SCA	1,199	63,316
Wereldhave Belgium NV	264	24,671

		512,569
FINLAND — 2.08%
Citycon OYJ	35,629	132,686
Sponda OYJ	35,508	156,009
Technopolis OYJ	7,997	38,036

		326,731
FRANCE — 25.11%
Affine SA	528	11,047
Fonciere des Regions	3,509	261,358
Gecina SA	2,409	240,514
Icade	2,772	251,392
Klepierre	12,133	382,716
Mercialys	5,896	221,589
Societe de la Tour Eiffel	715	43,471
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,672	177,263
Unibail-Rodamco SE	11,682	2,354,490

		3,943,840
GERMANY — 6.16%
Alstria Office REIT AG	9,174	118,874
Colonia Real Estate AGa	2,057	9,726
Deutsche EuroShop AG	6,611	244,541
Deutsche Wohnen AG Bearer	10,483	156,160
DIC Asset AGb	4,400	40,750
GAGFAH SA	11,528	74,929
GSW Immobilien AGa	4,257	139,832
IVG Immobilien AGa	13,321	60,144

Security	Shares	Value

PATRIZIA Immobilien AGa	3,289	$18,350
Prime Office REIT AGa	4,994	33,296
TAG Immobilien AGa	8,261	71,036

		967,638
GREECE — 0.08%
Eurobank Properties Real Estate Investment Co.	2,266	13,022

		13,022
ITALY — 0.62%
Beni Stabili SpA	122,881	74,659
Immobiliare Grande Distribuzione SpA	15,312	23,151

		97,810
NETHERLANDS — 8.14%
Corio NV	11,660	600,118
Eurocommercial Properties NV	5,225	225,340
Nieuwe Steen Investments NVb	7,736	115,832
VastNed Retail NV	2,354	120,401
Wereldhave NV	2,728	216,163

		1,277,854
NORWAY — 0.65%
Norwegian Property ASA	63,888	101,374

		101,374
SPAIN — 0.12%
Inmobiliaria Colonial SAa	4,301	18,807

		18,807
SWEDEN — 7.56%
Castellum AB	22,022	301,921
Fabege AB	21,230	184,356
Hufvudstaden AB Class A	19,514	213,968
Klovern AB	16,005	67,573
Kungsleden AB	17,347	134,138
Wallenstam AB Class B	15,356	153,178
Wihlborgs Fastigheter AB	9,592	132,767

		1,187,901
SWITZERLAND — 8.31%
Allreal Holding AG Registered[a]	869	141,108
Mobimo Holding AG Registered[a]	660	167,122
PSP Swiss Property AG Registered[a]	5,929	545,716

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

October 31, 2011

Security	Shares	Value

Swiss Prime Site AG Registered[a]	5,225	$431,117
Zueblin Immobilien Holding AG Registered[a,b]	5,720	19,837

		1,304,900
UNITED KINGDOM — 35.83%
A&J Mucklow Group PLC	3,080	16,903
Big Yellow Group PLC	16,720	70,600
British Land Co. PLC	113,190	932,684
Capital & Counties Properties PLC	87,615	254,272
Capital Shopping Centres Group PLC	82,522	438,624
CLS Holdings PLCa	2,882	30,423
Daejan Holdings PLC	638	28,402
Derwent London PLC	12,881	353,035
Development Securities PLC	15,664	48,923
F&C Commercial Property Trust Ltd.	65,296	108,135
Grainger PLC	39,864	54,210
Great Portland Estates PLC	40,051	240,743
Hammerson PLC	90,585	595,234
Hansteen Holdings PLC	81,851	102,324
Helical Bar PLC	15,125	48,826
ING UK Real Estate Income Trust Ltd.	44,022	29,488
Invista Foundation Property Trust Ltd.	45,562	27,210
IRP Property Investments Ltd.	14,487	17,421
Land Securities Group PLC	99,605	1,099,684
London & Stamford Property PLC	69,872	130,261
Primary Health Properties PLC	8,712	43,838
Quintain Estates and Development PLC[a]	66,286	39,855
Safestore Holdings PLC	23,958	40,024
SEGRO PLC	94,688	372,614
Shaftesbury PLC	32,021	260,493
St. Modwen Properties PLC	19,250	38,839
Standard Life Investment Property Income Trust PLC	17,501	16,243
UK Commercial Property Trust Ltd.	45,969	57,541
UNITE Group PLC	20,383	58,168
Workspace Group PLC	18,375	71,182

		5,626,199

TOTAL COMMON STOCKS (Cost: $17,732,579)		15,667,398

Security	Shares	Value

WARRANTS — 0.00%

NETHERLANDS — 0.00%
Nieuwe Steen Investments NVa,c	2,431	$—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[d,e,f]	52,609	52,609
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	4,296	4,296
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[d,e],g	1,105	1,105

		58,010

TOTAL SHORT-TERM INVESTMENTS (Cost: $58,010)		58,010

TOTAL INVESTMENTS IN SECURITIES — 100.13% (Cost: $17,790,589)		15,725,408
Other Assets, Less Liabilities — (0.13)%		(20,570)

NET ASSETS — 100.00%		$15,704,838

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.21%

AUSTRALIA — 15.27%
BGP Holdings PLC[a,b]	6,603,392	$921
Bunnings Warehouse Property Trust	424,935	750,640
CFS Retail Property Trust	1,754,270	3,387,373
Charter Hall Office REIT	416,423	1,502,134
Charter Hall Retail REIT	251,370	872,080
Commonwealth Property Office Fund	2,037,161	2,010,034
Dexus Property Group	4,032,161	3,636,235
FKP Property Group	760,795	399,547
Goodman Group	6,175,057	4,094,644
GPT Group	1,545,194	5,164,029
ING Office Fund	2,270,310	1,505,429
Mirvac Group	2,853,515	3,799,435
Stockland Corp. Ltd.	1,989,281	6,669,271
Westfield Group	1,921,185	15,694,774
Westfield Retail Trust	2,553,334	6,907,851

		56,394,397
AUSTRIA — 0.52%
CA Immobilien Anlagen AGa	74,613	965,667
conwert Immobilien Invest SE	68,761	949,487

		1,915,154
BELGIUM — 0.87%
Befimmo SCA	13,699	1,060,267
Cofinimmo SA	11,039	1,359,880
Intervest Offices NV	5,586	151,308
Leasinvest Real Estate SCA	1,064	96,806
Warehouses De Pauw SCA	7,448	393,307
Wereldhave Belgium NV	1,596	149,149

		3,210,717
CANADA — 9.12%
Allied Properties Real Estate Investment Trust	39,235	955,150
Artis Real Estate Investment Trust	63,441	843,112
Boardwalk Real Estate Investment Trust	40,033	1,962,050
Brookfield Office Properties Inc.	314,678	5,183,118
Calloway Real Estate Investment Trust	86,317	2,285,565
Canadian Apartment Properties Real Estate Investment Trust	64,372	1,310,447

Security	Shares	Value

Canadian Real Estate Investment Trust	55,860	$1,995,382
Canmarc Canada REIT	39,900	518,208
Chartwell Seniors Housing Real Estate Investment Trust	120,365	941,592
Cominar Real Estate Investment Trust	52,801	1,199,817
Crombie Real Estate Investment Trust	30,324	405,745
Dundee Real Estate Investment Trust	51,338	1,705,667
Extendicare Real Estate Investment Trust	67,431	506,454
First Capital Realty Inc.	53,865	882,339
H&R Real Estate Investment Trust	131,138	2,874,276
InnVest Real Estate Investment Trust	81,928	339,837
Killam Properties Inc.	37,107	400,117
Morguard Real Estate Investment Trust	34,979	533,885
Northern Property Real Estate Investment Trust	24,366	706,755
NorthWest Healthcare Properties Real Estate Investment Trust	29,659	338,917
Primaris Retail Real Estate Investment Trust	66,633	1,383,310
RioCan Real Estate Investment Trust	217,189	5,530,038
TransGlobe Apartment Real Estate Investment Trust	45,752	527,881
Whiterock Real Estate Investment Trust	28,329	373,917

		33,703,579
FINLAND — 0.52%
Citycon OYJ	173,698	646,871
Sponda OYJ	232,218	1,020,277
Technopolis OYJ	54,796	260,625

		1,927,773
FRANCE — 6.98%
Affine SA	3,458	72,348
Fonciere des Regions	23,142	1,723,669
Gecina SA	15,827	1,580,164
Icade	18,221	1,652,460
Klepierre	79,933	2,521,358
Mercialys	38,304	1,439,574
Societe de la Tour Eiffel	4,921	299,193
Societe Immobiliere de Location pour l’Industrie et le Commerce	10,906	1,156,240
Unibail-Rodamco SE	76,209	15,359,810

		25,804,816

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

GERMANY — 1.72%
Alstria Office REIT AG	60,116	$778,964
Colonia Real Estate AGa	13,034	61,630
Deutsche EuroShop AG	42,826	1,584,137
Deutsche Wohnen AG Bearer	68,894	1,026,277
DIC Asset AGc	29,537	273,556
GAGFAH SA	78,337	509,172
GSW Immobilien AGa	27,664	908,694
IVG Immobilien AGa	90,972	410,735
PATRIZIA Immobilien AGa	22,344	124,662
Prime Office REIT AGa	32,452	216,362
TAG Immobilien AGa	52,535	451,745

		6,345,934

HONG KONG — 22.42%
Agile Property Holdings Ltd.[c]	1,064,000	982,470
Champion REIT[c]	2,128,000	887,923
China Overseas Land & Investment Ltd.[c]	3,458,480	6,529,468
China Resources Land Ltd.[c]	1,862,000	2,767,222
Country Garden Holdings Co. Ltd.[c]	2,793,000	1,125,833
Hang Lung Properties Ltd.	1,862,000	6,882,086
Henderson Land Development Co. Ltd.	931,000	5,161,565
Hongkong Land Holdings Ltd.[c]	1,463,000	7,753,900
Hopson Development Holdings Ltd.[c]	532,000	336,397
Hysan Development Co. Ltd.	665,000	2,350,837
Kerry Properties Ltd.	598,500	2,223,661
KWG Property Holdings Ltd.[c]	997,993	439,554
Link REIT (The)[c]	1,862,000	6,438,467
New World China Land Ltd.	1,510,800	350,218
New World Development Co. Ltd.	2,527,000	2,710,870
Shenzhen Investment Ltd.[c]	2,394,000	517,955
Shimao Property Holdings Ltd.[c]	1,197,000	1,190,063
Shui On Land Ltd.[c]	2,194,800	692,500
Sino Land Co. Ltd.[c]	2,128,000	3,414,666
SOHO China Ltd.[c]	1,795,797	1,299,727
Sun Hung Kai Properties Ltd.	1,596,000	22,280,283
Wharf (Holdings) Ltd. (The)	1,197,900	6,479,304

		82,814,969

Security	Shares	Value

ISRAEL — 0.20%
Azrieli Group Ltd.	28,861	$745,153

		745,153

ITALY — 0.18%
Beni Stabili SpA	812,763	493,814
Immobiliare Grande Distribuzione SpA	110,257	166,705

		660,519

JAPAN — 16.65%
AEON Mall Co. Ltd.	79,800	1,883,065
Japan Prime Realty Investment Corp.	532	1,292,219
Japan Real Estate Investment Corp.	399	3,433,524
Japan Retail Fund Investment Corp.	1,596	2,499,155
Kenedix Realty Investment Corp.	266	784,269
Mitsubishi Estate Co. Ltd.	798,000	13,805,733
Mitsui Fudosan Co. Ltd.	733,000	12,427,393
MORI TRUST Sogo REIT Inc.	133	1,180,327
Nippon Accommodations Fund Inc.	133	892,068
Nippon Building Fund Inc.	532	5,178,429
Nomura Real Estate Holdings Inc.	66,500	1,100,160
Nomura Real Estate Office Fund Inc.	266	1,436,178
NTT Urban Development Corp.	1,064	747,768
ORIX JREIT Inc.	133	555,197
Premier Investment Corp.	133	456,439
Sumitomo Realty & Development Co. Ltd.	399,000	8,468,676
Tokyo Tatemono Co. Ltd.	266,000	856,249
Tokyu Land Corp.	266,000	1,142,802
TOKYU REIT Inc.	133	707,855
Top REIT Inc.	133	687,387
United Urban Investment Corp.	1,729	1,960,162

		61,495,055

NETHERLANDS — 2.27%
Corio NV	76,475	3,936,023
Eurocommercial Properties NV	34,314	1,479,866
Nieuwe Steen Investments NVc	50,212	751,833
VastNed Retail NV	15,694	802,706
Wereldhave NV	17,955	1,422,728

		8,393,156

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

NEW ZEALAND — 0.18%
Kiwi Income Property Trust	789,222	$676,178

		676,178

NORWAY — 0.18%
Norwegian Property ASA	428,127	679,326

		679,326

SINGAPORE — 7.75%
Ascendas Real Estate Investment Trust[c]	1,729,402	2,832,367
CapitaCommercial Trust	1,729,000	1,560,893
CapitaLand Ltd.[c]	2,660,000	5,801,550
CapitaMall Trust Management Ltd.[c]	1,995,400	2,989,035
CapitaMalls Asia Ltd.[c]	1,330,000	1,450,388
CDL Hospitality Trusts	665,000	865,982
City Developments Ltd.[c]	532,000	4,636,990
Global Logistic Properties Ltd.[a,c]	1,596,000	2,244,116
Keppel Land Ltd.	665,000	1,487,577
Mapletree Industrial Trust	1,003,800	930,261
Mapletree Logistics Trust[c]	1,463,210	999,476
Suntec REIT	1,862,000	1,844,595
Wing Tai Holdings Ltd.	532,000	544,028
Yanlord Land Group Ltd.[c]	532,000	437,773

		28,625,031

SPAIN — 0.04%
Inmobiliaria Colonial SAa	31,787	138,995

		138,995

SWEDEN — 2.11%
Castellum AB	143,374	1,965,652
Fabege AB	141,379	1,227,700
Hufvudstaden AB Class A	125,818	1,379,579
Klovern AB	107,331	453,154
Kungsleden AB	116,109	897,829
Wallenstam AB Class B	100,548	1,002,976
Wihlborgs Fastigheter AB	62,510	865,227

		7,792,117

SWITZERLAND — 2.29%
Allreal Holding AG Registered[a]	5,586	907,051
Mobimo Holding AG Registered[a]	4,256	1,077,685

Security	Shares	Value

PSP Swiss Property AG Registered[a]	38,703	$3,562,294
Swiss Prime Site AG Registered[a]	33,915	2,798,338
Zueblin Immobilien Holding AG Registered[a,c]	32,585	113,007

		8,458,375

UNITED KINGDOM — 9.94%
A&J Mucklow Group PLC	18,354	100,726
Big Yellow Group PLC	112,784	476,229
British Land Co. PLC	739,347	6,092,208
Capital & Counties Properties PLC	568,309	1,649,320
Capital Shopping Centres Group PLC	542,507	2,883,551
CLS Holdings PLC[a]	18,088	190,941
Daejan Holdings PLC	4,123	183,543
Derwent London PLC	83,923	2,300,114
Development Securities PLC	101,479	316,948
F&C Commercial Property Trust Ltd.	418,684	693,369
Grainger PLC	259,882	353,408
Great Portland Estates PLC	261,478	1,571,721
Hammerson PLC	594,111	3,903,906
Hansteen Holdings PLC	537,719	672,214
Helical Bar PLC	102,809	331,888
ING UK Real Estate Income Trust Ltd.	286,083	191,633
Invista Foundation Property Trust Ltd.	296,324	176,970
IRP Property Investments Ltd.	94,696	113,872
Land Securities Group PLC	649,971	7,175,972
London & Stamford Property PLC	440,762	821,707
Primary Health Properties PLC	55,062	277,070
Quintain Estates and Development PLC[a]	441,028	265,169
Safestore Holdings PLC	154,280	257,739
SEGRO PLC	619,514	2,437,898
Shaftesbury PLC	208,411	1,695,438
St. Modwen Properties PLC	129,010	260,294
Standard Life Investment Property Income Trust PLC	103,075	95,665
UK Commercial Property Trust Ltd.	288,078	360,597
UNITE Group PLC	135,128	385,619
Workspace Group PLC	127,148	492,551

		36,728,280

TOTAL COMMON STOCKS (Cost: $339,844,254)		366,509,524

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2011

Security	Shares	Value

RIGHTS — 0.12%

HONG KONG — 0.12%
New World Development Co. Ltd.[a]	1,263,500	$431,201

		431,201

TOTAL RIGHTS (Cost: $0)		431,201

WARRANTS — 0.00%

NETHERLANDS — 0.00%
Nieuwe Steen Investments NVa,b	16,093	2

		2

TOTAL WARRANTS (Cost: $0)		2

SHORT-TERM INVESTMENTS — 8.76%

MONEY MARKET FUNDS — 8.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[d,e,f]	29,862,050	29,862,050
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	2,438,718	2,438,718
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[d,e],g	63,957	63,957

		32,364,725

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,364,725)		32,364,725

TOTAL INVESTMENTS IN SECURITIES — 108.09% (Cost: $372,208,979)		399,305,452
Other Assets, Less Liabilities — (8.09)%		(29,886,818)

NET ASSETS — 100.00%		$369,418,634

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.81%

CANADA — 10.07%
Allied Properties Real Estate Investment Trust	1,573	$38,294
Artis Real Estate Investment Trust	2,618	34,793
Boardwalk Real Estate Investment Trust	1,492	73,124
Brookfield Office Properties Inc.	11,736	193,306
Calloway Real Estate Investment Trust	3,205	84,864
Canadian Apartment Properties Real Estate Investment Trust	2,418	49,224
Canadian Real Estate Investment Trust	2,088	74,586
Canmarc Canada REIT	1,608	20,884
Chartwell Seniors Housing Real Estate Investment Trust	4,484	35,078
Cominar Real Estate Investment Trust	1,992	45,265
Crombie Real Estate Investment Trust	1,134	15,173
Dundee Real Estate Investment Trust	1,927	64,023
Extendicare Real Estate Investment Trust	2,484	18,657
First Capital Realty Inc.	2,025	33,171
H&R Real Estate Investment Trust	4,902	107,442
InnVest Real Estate Investment Trust	2,946	12,220
Killam Properties Inc.	1,404	15,139
Morguard Real Estate Investment Trust	1,338	20,422
Northern Property Real Estate Investment Trust	926	26,859
NorthWest Healthcare Properties Real Estate Investment Trust	1,092	12,478
Primaris Retail Real Estate Investment Trust	2,514	52,191
RioCan Real Estate Investment Trust	8,340	212,352
TransGlobe Apartment Real Estate Investment Trust	1,804	20,814
Whiterock Real Estate Investment Trust	1,062	14,017

		1,274,376
UNITED STATES — 89.74%
Acadia Realty Trust[a]	1,260	26,107
Agree Realty Corp.	301	7,197
Alexander’s Inc.	63	27,323
Alexandria Real Estate Equities Inc.	1,937	128,016
American Assets Trust Inc.	1,235	25,033
American Campus Communities Inc.	2,178	84,790
Apartment Investment and Management Co. Class A	3,774	93,105
Ashford Hospitality Trust Inc.	2,114	18,815
Associated Estates Realty Corp.[a]	1,302	22,108
AvalonBay Communities Inc.	2,933	392,113

Security	Shares	Value

BioMed Realty Trust Inc.[a]	4,080	$73,889
Boston Properties Inc.	4,547	450,108
Brandywine Realty Trust	4,181	38,089
BRE Properties Inc. Class A	2,337	117,130
Camden Property Trust	2,220	134,621
Campus Crest Communities Inc.	978	11,179
CapLease Inc.	2,148	8,399
CBL & Associates Properties Inc.	4,626	71,148
Cedar Shopping Centers Inc.	2,148	7,883
Chesapeake Lodging Trust	1,000	14,940
Cogdell Spencer Inc.	1,536	6,205
Colonial Properties Trust	2,718	55,121
CommonWealth REIT	2,607	50,445
Corporate Office Properties Trust	2,237	54,247
Cousins Properties Inc.	3,237	21,235
CubeSmart	3,084	30,254
DCT Industrial Trust Inc.	7,627	37,830
DDR Corp.	8,658	110,909
DiamondRock Hospitality Co.	5,196	47,024
Digital Realty Trust Inc.	3,108	193,722
Douglas Emmett Inc.	3,001	58,519
Duke Realty Corp.[a]	7,836	96,226
DuPont Fabros Technology Inc.[a]	1,941	40,353
EastGroup Properties Inc.	841	36,676
Education Realty Trust Inc.[a]	2,250	20,813
Entertainment Properties Trust	1,450	64,960
Equity Lifestyle Properties Inc.	1,216	80,414
Equity One Inc.	1,779	30,510
Equity Residential	9,178	538,565
Essex Property Trust Inc.	1,056	150,755
Extra Space Storage Inc.	2,922	65,833
Federal Realty Investment Trust	1,944	172,549
FelCor Lodging Trust Inc.[b]	3,858	11,613
First Industrial Realty Trust Inc.[b]	2,722	26,812
First Potomac Realty Trust	1,551	22,040
Forest City Enterprises Inc. Class Ab	4,680	64,022
Franklin Street Properties Corp.	2,562	32,537
General Growth Properties Inc.	14,660	215,502
Getty Realty Corp.	786	12,529
Glimcher Realty Trust[a]	3,380	30,961
Government Properties Income Trust[a]	1,105	26,001
HCP Inc.	12,679	505,258
Health Care REIT Inc.	5,524	291,060
Healthcare Realty Trust Inc.	2,426	45,827

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

October 31, 2011

Security	Shares	Value

Hersha Hospitality Trust	5,318	$23,452
Highwoods Properties Inc.	2,256	69,891
Home Properties Inc.	1,494	87,997
Hospitality Properties Trust	3,846	92,419
Host Hotels & Resorts Inc.	22,057	314,753
Inland Real Estate Corp.	2,796	20,970
Investors Real Estate Trust[a]	2,556	18,940
Kilroy Realty Corp.	1,821	66,812
Kimco Realty Corp.	12,679	221,502
Kite Realty Group Trust	1,939	8,008
LaSalle Hotel Properties[a]	2,652	63,409
Lexington Realty Trust[a]	4,887	38,412
Liberty Property Trust	3,624	115,968
LTC Properties Inc.[a]	954	27,055
Macerich Co. (The)	4,122	205,111
Mack-Cali Realty Corp.	2,706	75,930
Medical Properties Trust Inc.	3,454	34,885
Mid-America Apartment Communities Inc.	1,158	72,259
National Health Investors Inc.[a]	874	39,059
National Retail Properties Inc.[a]	2,976	81,096
Omega Healthcare Investors Inc.[a]	3,236	57,471
Orient-Express Hotels Ltd. Class Ab	3,213	27,407
Parkway Properties Inc.	673	8,648
Pebblebrook Hotel Trust	1,602	30,486
Pennsylvania Real Estate Investment Trust	1,710	17,545
Piedmont Office Realty Trust Inc. Class A	5,382	91,386
Post Properties Inc.	1,572	64,578
Prologis Inc.	14,338	426,699
PS Business Parks Inc.[a]	582	30,980
Public Storage	3,982	513,877
Ramco-Gershenson Properties Trust	1,200	11,580
Realty Income Corp.	3,960	132,304
Regency Centers Corp.	2,814	115,261
Retail Opportunity Investments Corp.	1,314	14,980
RLJ Lodging Trust	1,002	14,850
Saul Centers Inc.[a]	439	15,734
Senior Housing Properties Trust	4,803	107,779
Simon Property Group Inc.[a]	9,149	1,175,098
SL Green Realty Corp.	2,677	184,686
Sovran Self Storage Inc.	865	38,233
Strategic Hotels & Resorts Inc.[a,b]	5,845	33,258
Sun Communities Inc.[a]	672	25,590
Sunstone Hotel Investors Inc.[b]	3,701	25,722
Tanger Factory Outlet Centers Inc.	2,678	75,412

Security	Shares	Value

Taubman Centers Inc.	1,810	$110,826
UDR Inc.	6,836	170,421
Universal Health Realty Income Trust[a]	393	14,922
Urstadt Biddle Properties Inc. Class A	658	11,739
Ventas Inc.	8,987	499,767
Vornado Realty Trust	5,752	476,323
Washington Real Estate Investment Trust	2,052	59,426
Weingarten Realty Investors	3,768	87,455
Winthrop Realty Trust	777	7,032

		11,354,723

TOTAL COMMON STOCKS (Cost: $10,890,100)		12,629,099

SHORT-TERM INVESTMENTS — 7.43%

MONEY MARKET FUNDS — 7.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	859,430	859,430
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	70,186	70,186
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d],f	10,639	10,639

		940,255

TOTAL SHORT-TERM INVESTMENTS (Cost: $940,255)		940,255

TOTAL INVESTMENTS IN SECURITIES — 107.24% (Cost: $11,830,355)		13,569,354
Other Assets, Less Liabilities — (7.24)%		(916,482)

NET ASSETS — 100.00%		$12,652,872

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.84%

REAL ESTATE OPERATING/DEVELOPMENT — 0.20%
Terreno Realty Corp.	1,644	$20,468

		20,468
REITs — DIVERSIFIED — 11.33%
Duke Realty Corp.[a]	39,617	486,497
Gladstone Commercial Corp.[a]	1,933	32,532
Liberty Property Trust	13,502	432,064
Mission West Properties Inc.	3,968	30,871
PS Business Parks Inc.[a]	3,275	174,328

		1,156,292
REITs — OFFICE PROPERTY — 64.48%
Alexandria Real Estate Equities Inc.	7,465	493,362
BioMed Realty Trust Inc.	23,142	419,102
Boston Properties Inc.	17,594	1,741,630
Brandywine Realty Trust	23,799	216,809
CommonWealth REIT	14,799	286,361
Corporate Office Properties Trust	12,662	307,054
Douglas Emmett Inc.[a]	16,933	330,194
Franklin Street Properties Corp.	14,410	183,007
Government Properties Income Trust	6,247	146,992
Highwoods Properties Inc.[a]	12,737	394,592
Hudson Pacific Properties Inc.	4,443	59,358
Kilroy Realty Corp.	10,341	379,411
Mack-Cali Realty Corp.[a]	14,799	415,260
MPG Office Trust Inc.[a,b]	9,037	21,598
Parkway Properties Inc.	3,878	49,832
Piedmont Office Realty Trust Inc. Class A	24,978	424,126
SL Green Realty Corp.[a]	10,329	712,598

		6,581,286
REITs — WAREHOUSE/INDUSTRIAL — 23.83%
DCT Industrial Trust Inc.	43,400	215,264
EastGroup Properties Inc.	4,748	207,060
First Industrial Realty Trust Inc.[b]	15,295	150,656
First Potomac Realty Trust	8,826	125,417
Monmouth Real Estate Investment Corp. Class A	6,388	53,659
Prologis Inc.[a]	55,467	1,650,698
STAG Industrial Inc.	2,817	30,255

		2,433,009

TOTAL COMMON STOCKS (Cost: $9,688,051)		10,191,055

Security	Shares	Value

SHORT-TERM INVESTMENTS — 17.71%

MONEY MARKET FUNDS — 17.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	1,664,891	$1,664,891
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	135,966	135,966
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d,f]	7,098	7,098

		1,807,955

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,807,955)		1,807,955

TOTAL INVESTMENTS IN SECURITIES — 117.55% (Cost: $11,496,006)		11,999,010
Other Assets, Less Liabilities — (17.55)%		(1,791,784)

NET ASSETS — 100.00%		$10,207,226

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.90%

COMMERCIAL BANKS — 0.42%
TrustCo Bank Corp. NY	195,154	$967,964

		967,964
FINANCE — CONSUMER LOANS — 1.34%
Ocwen Financial Corp.[a]	211,336	3,064,372

		3,064,372
FINANCIAL GUARANTEE INSURANCE — 0.82%
MGIC Investment Corp.[a]	419,929	1,117,011
PMI Group Inc. (The)[a,b]	320,854	100,107
Radian Group Inc.	278,604	654,719

		1,871,837
INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.91%
Altisource Portfolio Solutions SAa	51,419	2,069,615

		2,069,615
PROPERTY/CASUALTY INSURANCE — 3.18%
Fidelity National Financial Inc. Class A	469,409	7,247,675

		7,247,675
REITs — MORTGAGE — 66.64%
American Capital Agency Corp.	836,952	23,024,550
Annaly Capital Management Inc.	2,858,418	48,164,343
Anworth Mortgage Asset Corp.	499,066	3,218,976
Apollo Commercial Real Estate Finance Inc.[b]	77,771	1,089,572
Arbor Realty Trust Inc.[a,b]	72,074	260,187
Capstead Mortgage Corp.[b]	318,806	3,863,929
Chimera Investment Corp.[b]	4,815,428	14,494,438
Colony Financial Inc.[b]	124,343	1,824,112
CreXus Investment Corp.	289,430	2,766,951
CYS Investments Inc.[b]	311,895	3,954,829
Dynex Capital Inc.	152,228	1,333,517
Hatteras Financial Corp.	284,020	7,299,314
Invesco Mortgage Capital Inc.	447,202	7,056,848
iStar Financial Inc.[a,b]	348,729	2,367,870
MFA Financial Inc.	1,345,019	9,078,878
Newcastle Investment Corp.[b]	397,397	1,824,052
NorthStar Realty Finance Corp.[b]	362,435	1,431,618
PennyMac Mortgage Investment Trust[d]	104,894	1,793,687
RAIT Financial Trust[b]	144,936	753,667
Redwood Trust Inc.[b]	296,714	3,447,817
Resource Capital Corp.[b]	281,331	1,510,747

Security	Shares	Value

Starwood Property Trust Inc.	352,098	$6,615,921
Two Harbors Investment Corp.	531,035	4,965,177

		152,141,000
SAVINGS & LOANS/THRIFTS — 26.59%
Astoria Financial Corp.	206,615	1,714,905
Beneficial Mutual Bancorp Inc.[a,b]	68,229	560,160
Brookline Bancorp Inc.	124,039	1,036,966
Capitol Federal Financial Inc.	351,430	3,897,359
Dime Community Bancshares Inc.	73,181	872,318
First Niagara Financial Group Inc.	618,680	5,685,669
Flushing Financial Corp.	66,033	809,565
Hudson City Bancorp Inc.	1,104,658	6,904,112
Investors Bancorp Inc.[a,b]	119,021	1,652,011
Kearny Financial Corp.	42,722	415,685
New York Community Bancorp Inc.	1,133,956	15,092,954
Northwest Bancshares Inc.	216,692	2,702,149
Oritani Financial Corp.	117,969	1,528,878
People’s United Financial Inc.	789,962	10,072,015
Provident Financial Services Inc.	126,502	1,638,201
Provident New York Bancorp	80,027	556,188
TFS Financial Corp.[a]	258,803	2,383,576
Washington Federal Inc.	233,055	3,181,201

		60,703,912

TOTAL COMMON STOCKS (Cost: $245,302,876)		228,066,375

SHORT-TERM INVESTMENTS — 7.43%

MONEY MARKET FUNDS — 7.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[c,d,e]	15,505,481	15,505,481
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	1,266,273	1,266,273
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[c,d,f]	188,139	188,139

		16,959,893

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,959,893)		16,959,893

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

October 31, 2011

Value

TOTAL INVESTMENTS IN SECURITIES — 107.33% (Cost: $262,262,769)	$245,026,268
Other Assets, Less Liabilities — (7.33)%	(16,730,366)

NET ASSETS — 100.00%	$228,295,902

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.86%

REAL ESTATE OPERATING/DEVELOPMENT — 3.24%
Plum Creek Timber Co. Inc.[a]	21,753	$819,218
Rayonier Inc.	16,147	673,814

		1,493,032
REITs — APARTMENTS — 16.33%
Apartment Investment and Management Co. Class A	16,117	397,606
AvalonBay Communities Inc.	12,565	1,679,815
BRE Properties Inc. Class A	9,982	500,298
Camden Property Trust	9,511	576,747
Equity Residential	39,278	2,304,833
Essex Property Trust Inc.	4,519	645,133
Home Properties Inc.	6,382	375,900
Mid-America Apartment Communities Inc.	4,963	309,691
UDR Inc.[a]	29,272	729,751

		7,519,774
REITs — DIVERSIFIED — 11.54%
Digital Realty Trust Inc.	13,278	827,617
Duke Realty Corp.	33,553	412,031
Liberty Property Trust	15,471	495,072
Vornado Realty Trust	24,616	2,038,451
Washington Real Estate Investment Trust	8,806	255,022
Weyerhaeuser Co.	71,607	1,287,494

		5,315,687
REITs — HEALTH CARE — 13.57%
HCP Inc.	54,248	2,161,783
Health Care REIT Inc.[a]	23,617	1,244,380
Omega Healthcare Investors Inc.[a]	13,783	244,786
Senior Housing Properties Trust	20,514	460,334
Ventas Inc.	38,440	2,137,648

		6,248,931
REITs — HOTELS — 3.78%
Hospitality Properties Trust	16,461	395,558
Host Hotels & Resorts Inc.	94,347	1,346,331

		1,741,889
REITs — MORTGAGE — 7.76%
American Capital Agency Corp.	23,851	656,141
Annaly Capital Management Inc.	129,475	2,181,654
Chimera Investment Corp.[a]	136,979	412,307

Security	Shares	Value

MFA Financial Inc.	47,538	$320,881

		3,570,983
REITs — OFFICE PROPERTY — 10.33%
Alexandria Real Estate Equities Inc.[a]	8,253	545,441
Boston Properties Inc.	19,453	1,925,652
Corporate Office Properties Trust	9,589	232,533
Douglas Emmett Inc.[a]	12,799	249,580
Highwoods Properties Inc.[a]	9,619	297,997
Mack-Cali Realty Corp.	11,593	325,300
Piedmont Office Realty Trust Inc. Class A	23,033	391,100
SL Green Realty Corp.	11,420	787,866

		4,755,469
REITs — OUTLET CENTERS — 1.49%
Alexander’s Inc.	273	118,400
Realty Income Corp.	16,946	566,166

		684,566
REITs — REGIONAL MALLS — 16.51%
CBL & Associates Properties Inc.	19,825	304,908
General Growth Properties Inc.	62,683	921,440
Macerich Co. (The)	17,626	877,070
Simon Property Group Inc.[a]	39,133	5,026,243
Taubman Centers Inc.	7,734	473,553

		7,603,214
REITs — SHOPPING CENTERS — 6.57%
DDR Corp.	37,014	474,149
Federal Realty Investment Trust	8,316	738,128
Kimco Realty Corp.[a]	54,224	947,293
Regency Centers Corp.	12,027	492,626
Weingarten Realty Investors	16,126	374,285

		3,026,481
REITs — STORAGE — 4.78%
Public Storage	17,053	2,200,690

		2,200,690
REITs — WAREHOUSE/INDUSTRIAL — 3.96%
Prologis Inc.	61,326	1,825,062

		1,825,062

TOTAL COMMON STOCKS (Cost: $43,321,415)		45,985,778

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

October 31, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS — 10.84%

MONEY MARKET FUNDS — 10.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[b,c,d]	4,563,767	$4,563,767
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	372,705	372,705
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[b,c,e]	56,862	56,862

		4,993,334

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,993,334)		4,993,334

TOTAL INVESTMENTS IN SECURITIES — 110.70% (Cost: $48,314,749)		50,979,112
Other Assets, Less Liabilities — (10.70)%		(4,929,914)

NET ASSETS — 100.00%		$46,049,198

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[e]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.86%

REITs — APARTMENTS — 47.70%
American Campus Communities Inc.[a]	114,241	$4,447,402
Apartment Investment and Management Co. Class Aa	198,475	4,896,378
Associated Estates Realty Corp.[a]	67,984	1,154,368
AvalonBay Communities Inc.	78,014	10,429,692
BRE Properties Inc. Class Aa	122,613	6,145,364
Camden Property Trust[a]	106,214	6,440,817
Campus Crest Communities Inc.	50,391	575,969
Education Realty Trust Inc.[a]	118,446	1,095,625
Equity Residential[a]	243,872	14,310,409
Essex Property Trust Inc.[a]	48,990	6,993,812
Home Properties Inc.[a]	78,470	4,621,883
Mid-America Apartment Communities Inc.	61,024	3,807,898
Post Properties Inc.[a]	82,926	3,406,600
UDR Inc.[a]	266,875	6,653,194

		74,979,411
REITs — DIVERSIFIED — 1.85%
Colonial Properties Trust[a]	143,279	2,905,698

		2,905,698
REITs — HEALTH CARE — 33.42%
Cogdell Spencer Inc.	83,244	336,306
HCP Inc.	336,820	13,422,277
Health Care REIT Inc.	146,631	7,725,987
Healthcare Realty Trust Inc.[a]	127,871	2,415,483
LTC Properties Inc.[a]	49,840	1,413,462
Medical Properties Trust Inc.[a]	182,724	1,845,513
National Health Investors Inc.[a]	45,613	2,038,445
Omega Healthcare Investors Inc.[a]	169,387	3,008,313
Sabra Healthcare REIT Inc.	60,543	621,777
Senior Housing Properties Trust[a]	251,987	5,654,588
Universal Health Realty Income Trust[a]	20,777	788,903
Ventas Inc.	238,667	13,272,272

		52,543,326
REITs — MANUFACTURED HOMES — 3.70%
Equity Lifestyle Properties Inc.[a]	63,982	4,231,130
Sun Communities Inc.[a]	35,331	1,345,405
UMH Properties Inc.	24,081	241,773

		5,818,308

Security	Shares	Value

REITs — STORAGE — 13.19%
CubeSmart[a]	163,381	$1,602,767
Extra Space Storage Inc.[a]	154,096	3,471,783
Public Storage	105,877	13,663,427
Sovran Self Storage Inc.[a]	45,169	1,996,470

		20,734,447

TOTAL COMMON STOCKS (Cost: $143,799,182)		156,981,190

SHORT-TERM INVESTMENTS — 29.08%

MONEY MARKET FUNDS — 29.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%[b,c,d]	42,054,345	42,054,345
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	3,434,416	3,434,416
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[b,c,e]	224,173	224,173

		45,712,934

TOTAL SHORT-TERM INVESTMENTS (Cost: $45,712,934)		45,712,934

TOTAL INVESTMENTS IN SECURITIES — 128.94% (Cost: $189,512,116)		202,694,124
Other Assets, Less Liabilities — (28.94)%		(45,487,010)

NET ASSETS — 100.00%		$157,207,114

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[e]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

October 31, 2011

Security	Shares	Value

COMMON STOCKS — 99.80%

REITs — OUTLET CENTERS — 11.50%
Agree Realty Corp.	1,556	$37,204
Alexander’s Inc.	318	137,916
Getty Realty Corp.[a]	3,919	62,469
National Retail Properties Inc.[a]	14,895	405,889
Realty Income Corp.	10,583	353,578

		997,056
REITs — REGIONAL MALLS — 49.38%
CBL & Associates Properties Inc.	23,167	356,308
General Growth Properties Inc.	45,958	675,583
Glimcher Realty Trust	16,736	153,302
Macerich Co. (The)	12,922	642,999
Pennsylvania Real Estate Investment Trust[a]	8,654	88,790
Simon Property Group Inc.	15,370	1,974,123
Taubman Centers Inc.	6,350	388,810

		4,279,915
REITs — SHOPPING CENTERS — 38.92%
Acadia Realty Trust	6,273	129,977
Cedar Shopping Centers Inc.	10,533	38,656
DDR Corp.[a]	31,421	402,503
Equity One Inc.	8,962	153,698
Excel Trust Inc.	4,839	50,858
Federal Realty Investment Trust	4,113	365,070
Inland Real Estate Corp.	13,881	104,107
Kimco Realty Corp.	39,756	694,537
Kite Realty Group Trust	9,807	40,503
Ramco-Gershenson Properties Trust	6,024	58,132
Regency Centers Corp.	9,483	388,424
Retail Opportunity Investments Corp.	6,539	74,545
Saul Centers Inc.	2,220	79,565
Tanger Factory Outlet Centers Inc.[a]	13,249	373,092
Urstadt Biddle Properties Inc. Class Aa	3,255	58,069
Weingarten Realty Investors	15,559	361,124

		3,372,860

TOTAL COMMON STOCKS (Cost: $8,032,759)		8,649,831

Security	Shares	Value

SHORT-TERM INVESTMENTS — 10.48%

MONEY MARKET FUNDS — 10.48%
BlackRock Cash Funds: Institutuional, SL Agency Shares
0.20%[b,c,d]	831,111	$831,111
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	67,874	67,874
BlackRock Cash Funds: Treasury, SL Agency Shares
(0.03)%[b,c,e]	9,466	9,466

		908,451

TOTAL SHORT-TERM INVESTMENTS (Cost: $908,451)		908,451

TOTAL INVESTMENTS IN SECURITIES — 110.28% (Cost: $8,941,210)		9,558,282
Other Assets, Less Liabilities — (10.28)%		(891,447)

NET ASSETS — 100.00%		$8,666,835

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
d	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[e]	The annualized seven-day total return of the fund at period end, which includes short-term capital gains, was 0.17%.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2011

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund	iShares FTSE EPRA/NAREIT Developed Europe Index Fund	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$23,615,896	$17,732,579	$339,844,254
Affiliated (Note 2)	1,143,812	58,010	32,364,725

Total cost of investments	$24,759,708	$17,790,589	$372,208,979

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$21,448,454	$15,667,398	$366,940,727
Affiliated (Note 2)	1,143,812	58,010	32,364,725

Total fair value of investments	22,592,266	15,725,408	399,305,452
Foreign currencies, at value[b]	114,614	18,731	1,420,126
Cash	—	—	27,112
Receivables:
Dividends and interest	90,766	24,240	1,107,831

Total Assets	22,797,646	15,768,379	401,860,521

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	1,140,664	56,905	32,300,768
Investment advisory fees (Note 2)	9,088	6,636	141,119

Total Liabilities	1,149,752	63,541	32,441,887

NET ASSETS	$21,647,894	$15,704,838	$369,418,634

Net assets consist of:
Paid-in capital	$29,547,842	$19,767,449	$407,454,250
Distributions in excess of net investment income	(1,259,023)	(180,273)	(23,182,080)
Accumulated net realized loss	(4,472,232)	(1,818,324)	(41,940,714)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,168,693)	(2,064,014)	27,087,178

NET ASSETS	$21,647,894	$15,704,838	$369,418,634

Shares outstanding[c]	800,000	550,000	13,300,000

Net asset value per share	$27.06	$28.55	$27.78

[a]	Securities on loan with values of $1,070,444, $53,967 and $30,405,806, respectively. See Note 5.
[b]	Cost of foreign currencies: $114,807, $18,481 and $1,424,448, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2011

	iShares FTSE EPRA/NAREIT North America Index Fund	iShares FTSE NAREIT Industrial/Office Capped Index Fund	iShares FTSE NAREIT Mortgage Plus Capped Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$10,890,100	$9,688,051	$243,496,394
Affiliated (Note 2)	940,255	1,807,955	18,766,375

Total cost of investments	$11,830,355	$11,496,006	$262,262,769

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,629,099	$10,191,055	$226,272,688
Affiliated (Note 2)	940,255	1,807,955	18,753,580

Total fair value of investments	13,569,354	11,999,010	245,026,268
Foreign currencies, at value[b]	3,386	—	—
Receivables:
Dividends and interest	14,467	12,922	131,968

Total Assets	13,587,207	12,011,932	245,158,236

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	929,616	1,800,857	16,771,754
Investment advisory fees (Note 2)	4,719	3,849	90,580

Total Liabilities	934,335	1,804,706	16,862,334

NET ASSETS	$12,652,872	$10,207,226	$228,295,902

Net assets consist of:
Paid-in capital	$12,329,571	$11,075,485	$276,759,951
Distributions in excess of net investment income	(91,598)	(75,163)	(1,100,759)
Accumulated net realized loss	(1,324,169)	(1,296,100)	(30,126,789)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,739,068	503,004	(17,236,501)

NET ASSETS	$12,652,872	$10,207,226	$228,295,902

Shares outstanding[c]	300,000	400,000	17,350,000

Net asset value per share	$42.18	$25.52	$13.16

[a]	Securities on loan with values of $904,967, $1,749,822 and $15,991,092, respectively. See Note 5.
[b]	Cost of foreign currencies: $3,323, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2011

	iShares FTSE NAREIT Real Estate 50 Index Fund	iShares FTSE NAREIT Residential Plus Capped Index Fund	iShares FTSE NAREIT Retail Capped Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$43,321,415	$143,799,182	$8,032,759
Affiliated (Note 2)	4,993,334	45,712,934	908,451

Total cost of investments	$48,314,749	$189,512,116	$8,941,210

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$45,985,778	$156,981,190	$8,649,831
Affiliated (Note 2)	4,993,334	45,712,934	908,451

Total fair value of investments	50,979,112	202,694,124	9,558,282
Receivables:
Dividends and interest	23,776	211,178	10,740
Capital shares sold	—	5,824	—

Total Assets	51,002,888	202,911,126	9,569,022

LIABILITIES
Payables:
Investment securities purchased	—	157,060	—
Collateral for securities on loan (Note 5)	4,936,472	45,488,761	898,985
Investment advisory fees (Note 2)	17,218	58,191	3,202

Total Liabilities	4,953,690	45,704,012	902,187

NET ASSETS	$46,049,198	$157,207,114	$8,666,835

Net assets consist of:
Paid-in capital	$47,200,281	$141,206,002	$9,041,516
Distributions in excess of net investment income	(229,899)	(458,476)	(35,778)
Undistributed net realized gain (accumulated net realized loss)	(3,585,547)	3,277,580	(955,975)
Net unrealized appreciation	2,664,363	13,182,008	617,072

NET ASSETS	$46,049,198	$157,207,114	$8,666,835

Shares outstanding[b]	1,300,000	3,600,000	300,000

Net asset value per share	$35.42	$43.67	$28.89

[a]	Securities on loan with values of $4,796,225, $44,352,560 and $874,281, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund	iShares FTSE EPRA/NAREIT Developed Europe Index Fund	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$451,325	$432,522	$7,482,304
Interest — affiliated (Note 2)	2	1	26
Securities lending income — affiliated (Note 2)	3,528	461	45,587

	454,855	432,984	7,527,917
Less: Other foreign taxes (Note 1)	—	—	(3,149)

Total investment income	454,855	432,984	7,524,768

EXPENSES
Investment advisory fees (Note 2)	61,319	49,133	923,495

Total expenses	61,319	49,133	923,495

Net investment income	393,536	383,851	6,601,273

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(438,320)	(100,712)	(3,984,074)
In-kind redemptions — unaffiliated	250,278	202,653	1,384,008
Foreign currency transactions	3,648	(7,500)	(32,099)

Net realized gain (loss)	(184,394)	94,441	(2,632,165)

Net change in unrealized appreciation/depreciation on:
Investments	(3,320,916)	(4,819,956)	(53,397,263)
Translation of assets and liabilities in foreign currencies	(2,587)	(1,537)	(38,549)

Net change in unrealized appreciation/depreciation	(3,323,503)	(4,821,493)	(53,435,812)

Net realized and unrealized loss	(3,507,897)	(4,727,052)	(56,067,977)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,114,361)	$(4,343,201)	$(49,466,704)

[a]	Net of foreign withholding tax of $16,259, $54,886 and $584,862, respectively.

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares FTSE EPRA/NAREIT North America Index Fund	iShares FTSE NAREIT Industrial/Office Capped Index Fund	iShares FTSE NAREIT Mortgage Plus Capped Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$178,294	$147,816	$10,344,458
Dividends — affiliated (Note 2)	—	—	82,078
Interest — affiliated (Note 2)	2	2	23
Securities lending income — affiliated (Note 2)	934	828	27,595

	179,230	148,646	10,454,154
Less: Other foreign taxes (Note 1)	(125)	—	—

Total investment income	179,105	148,646	10,454,154

EXPENSES
Investment advisory fees (Note 2)	30,339	29,417	478,605

Total expenses	30,339	29,417	478,605

Net investment income	148,766	119,229	9,975,549

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(148,376)	(30,633)	(4,206,258)
Investments — affiliated (Note 2)	—	—	(34,959)
In-kind redemptions — unaffiliated	—	348,795	1,740,908
In-kind redemptions — affiliated (Note 2)	—	—	1,521
Foreign currency transactions	(367)	—	—

Net realized gain (loss)	(148,743)	318,162	(2,498,788)

Net change in unrealized appreciation/depreciation on:
Investments	(672,498)	(2,448,136)	(28,103,377)
Translation of assets and liabilities in foreign currencies	(8)	—	—

Net change in unrealized appreciation/depreciation	(672,506)	(2,448,136)	(28,103,377)

Net realized and unrealized loss	(821,249)	(2,129,974)	(30,602,165)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(672,483)	$(2,010,745)	$(20,626,616)

[a]	Net of foreign withholding tax of $5,085, $ — and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2011

	iShares FTSE NAREIT Real Estate 50 Index Fund	iShares FTSE NAREIT Residential Plus Capped Index Fund	iShares FTSE NAREIT Retail Capped Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$894,223	$2,128,459	$112,632
Interest — affiliated (Note 2)	6	22	1
Securities lending income — affiliated (Note 2)	4,061	14,259	652

Total investment income	898,290	2,142,740	113,285

EXPENSES
Investment advisory fees (Note 2)	123,294	335,347	21,305

Total expenses	123,294	335,347	21,305

Net investment income	774,996	1,807,393	91,980

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(312,523)	(627,513)	(57,331)
In-kind redemptions — unaffiliated	1,890,765	8,749,120	433,999

Net realized gain	1,578,242	8,121,607	376,668

Net change in unrealized appreciation/depreciation	(5,172,546)	(10,950,344)	(859,814)

Net realized and unrealized loss	(3,594,304)	(2,828,737)	(483,146)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,819,308)	$(1,021,344)	$(391,166)

See notes to financial statements.

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund		iShares FTSE EPRA/NAREIT Developed Europe Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$393,536	$639,141	$383,851	$606,653
Net realized gain (loss)	(184,394)	27,233	94,441	(498,878)
Net change in unrealized appreciation/depreciation	(3,323,503)	2,428,019	(4,821,493)	3,665,978

Net increase (decrease) in net assets resulting from operations	(3,114,361)	3,094,393	(4,343,201)	3,773,753

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(800,626)	(1,334,298)	(590,405)	(580,058)

Total distributions to shareholders	(800,626)	(1,334,298)	(590,405)	(580,058)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	6,058,267	5,102,013	9,649,357
Cost of shares redeemed	(2,615,499)	(3,015,123)	(5,505,666)	—

Net increase (decrease) in net assets from capital share transactions	(2,615,499)	3,043,144	(403,653)	9,649,357

INCREASE (DECREASE) IN NET ASSETS	(6,530,486)	4,803,239	(5,337,259)	12,843,052

NET ASSETS
Beginning of period	28,178,380	23,375,141	21,042,097	8,199,045

End of period	$21,647,894	$28,178,380	$15,704,838	$21,042,097

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,259,023)	$(851,933)	$(180,273)	$26,281

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	150,000	300,000
Shares redeemed	(100,000)	(100,000)	(200,000)	—

Net increase (decrease) in shares outstanding	(100,000)	100,000	(50,000)	300,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund		iShares FTSE EPRA/NAREIT North America Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,601,273	$12,833,543	$148,766	$236,564
Net realized gain (loss)	(2,632,165)	(974,743)	(148,743)	527,520
Net change in unrealized appreciation/depreciation	(53,435,812)	55,896,714	(672,506)	1,466,876

Net increase (decrease) in net assets resulting from operations	(49,466,704)	67,755,514	(672,483)	2,230,960

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,749,521)	(23,068,337)	(193,935)	(319,431)

Total distributions to shareholders	(11,749,521)	(23,068,337)	(193,935)	(319,431)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,641,418	59,460,593	—	6,002,912
Cost of shares redeemed	(3,119,918)	(12,449,831)	—	(1,947,655)

Net increase in net assets from capital share transactions	13,521,500	47,010,762	—	4,055,257

INCREASE (DECREASE) IN NET ASSETS	(47,694,725)	91,697,939	(866,418)	5,966,786

NET ASSETS
Beginning of period	417,113,359	325,415,420	13,519,290	7,552,504

End of period	$369,418,634	$417,113,359	$12,652,872	$13,519,290

Distributions in excess of net investment income included in net assets at end of period	$(23,182,080)	$(18,033,832)	$(91,598)	$(46,429)

SHARES ISSUED AND REDEEMED
Shares sold	600,000	1,900,000	—	150,000
Shares redeemed	(100,000)	(400,000)	—	(50,000)

Net increase in shares outstanding	500,000	1,500,000	—	100,000

See notes to financial statements.

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Industrial/Office Capped Index Fund		iShares FTSE NAREIT Mortgage Plus Capped Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$119,229	$200,547	$9,975,549	$8,534,995
Net realized gain (loss)	318,162	443,604	(2,498,788)	(2,045,026)
Net change in unrealized appreciation/depreciation	(2,448,136)	1,322,834	(28,103,377)	3,521,901

Net increase (decrease) in net assets resulting from operations	(2,010,745)	1,966,985	(20,626,616)	10,011,870

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(194,392)	(334,370)	(11,184,572)	(8,599,871)

Total distributions to shareholders	(194,392)	(334,370)	(11,184,572)	(8,599,871)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	5,232,565	117,938,950	101,770,341
Cost of shares redeemed	(2,578,479)	(2,349,925)	(17,157,979)	(2,150,358)

Net increase (decrease) in net assets from capital share transactions	(2,578,479)	2,882,640	100,780,971	99,619,983

INCREASE (DECREASE) IN NET ASSETS	(4,783,616)	4,515,255	68,969,783	101,031,982

NET ASSETS
Beginning of period	14,990,842	10,475,587	159,326,119	58,294,137

End of period	$10,207,226	$14,990,842	$228,295,902	$159,326,119

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(75,163)	$—	$(1,100,759)	$108,264

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	8,350,000	6,700,000
Shares redeemed	(100,000)	(100,000)	(1,350,000)	(150,000)

Net increase (decrease) in shares outstanding	(100,000)	100,000	7,000,000	6,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Real Estate 50 Index Fund		iShares FTSE NAREIT Residential Plus Capped Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$774,996	$1,327,403	$1,807,393	$1,659,537
Net realized gain	1,578,242	1,637,372	8,121,607	6,709,444
Net change in unrealized appreciation/depreciation	(5,172,546)	7,537,330	(10,950,344)	8,897,749

Net increase (decrease) in net assets resulting from operations	(2,819,308)	10,502,105	(1,021,344)	17,266,730

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,004,895)	(1,748,125)	(2,265,869)	(2,105,220)

Total distributions to shareholders	(1,004,895)	(1,748,125)	(2,265,869)	(2,105,220)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,406,655	26,749,335	80,229,188	58,165,509
Cost of shares redeemed	(14,007,290)	(21,715,054)	(23,510,555)	(14,464,036)

Net increase (decrease) in net assets from capital share transactions	(6,600,635)	5,034,281	56,718,633	43,701,473

INCREASE (DECREASE) IN NET ASSETS	(10,424,838)	13,788,261	53,431,420	58,862,983

NET ASSETS
Beginning of period	56,474,036	42,685,775	103,775,694	44,912,711

End of period	$46,049,198	$56,474,036	$157,207,114	$103,775,694

Distributions in excess of net investment income included in net assets at end of period	$(229,899)	$—	$(458,476)	$—

SHARES ISSUED AND REDEEMED
Shares sold	200,000	800,000	1,850,000	1,500,000
Shares redeemed	(400,000)	(650,000)	(600,000)	(400,000)

Net increase (decrease) in shares outstanding	(200,000)	150,000	1,250,000	1,100,000

See	notes to financial statements.

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Retail Capped Index Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$91,980	$254,311
Net realized gain	376,668	1,179,658
Net change in unrealized appreciation/depreciation	(859,814)	500,658

Net increase (decrease) in net assets resulting from operations	(391,166)	1,934,627

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(127,758)	(361,346)

Total distributions to shareholders	(127,758)	(361,346)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,505,069	6,688,747
Cost of shares redeemed	(2,960,484)	(9,071,791)

Net decrease in net assets from capital share transactions	(1,455,415)	(2,383,044)

DECREASE IN NET ASSETS	(1,974,339)	(809,763)

NET ASSETS
Beginning of period	10,641,174	11,450,937

End of period	$8,666,835	$10,641,174

Distributions in excess of net investment income included in net assets at end of period	$(35,778)	$—

SHARES ISSUED AND REDEEMED
Shares sold	50,000	250,000
Shares redeemed	(100,000)	(350,000)

Net decrease in shares outstanding	(50,000)	(100,000)

See	notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$31.31	$29.22	$20.62	$43.10	$48.06

Income from investment operations:
Net investment income[b]	0.44	0.78	0.85	0.94	0.52
Net realized and unrealized gain (loss)[c]	(3.80)	2.93	9.22	(22.28)	(5.08)

Total from investment operations	(3.36)	3.71	10.07	(21.34)	(4.56)

Less distributions from:
Net investment income	(0.89)	(1.62)	(1.47)	(1.00)	(0.40)
Return of capital	—	—	—	(0.14)	—

Total distributions	(0.89)	(1.62)	(1.47)	(1.14)	(0.40)

Net asset value, end of period	$27.06	$31.31	$29.22	$20.62	$43.10

Total return	(10.78)%[d]	13.20%	49.34%	(50.04)%	(9.49)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,648	$28,178	$23,375	$10,312	$8,619
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.08%	2.61%	3.03%	3.81%	2.71%
Portfolio turnover rate[f]	3%	8%	15%	8%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Developed Europe Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$35.07	$27.33	$21.04	$49.50	$50.03

Income from investment operations:
Net investment income[b]	0.59	1.83	0.75	1.48	0.70
Net realized and unrealized gain (loss)[c]	(6.26)	7.78	6.38	(27.96)	(1.06)

Total from investment operations	(5.67)	9.61	7.13	(26.48)	(0.36)

Less distributions from:
Net investment income	(0.85)	(1.87)	(0.84)	(1.98)	(0.17)

Total distributions	(0.85)	(1.87)	(0.84)	(1.98)	(0.17)

Net asset value, end of period	$28.55	$35.07	$27.33	$21.04	$49.50

Total return	(16.46)%[d]	37.23%	34.17%	(54.43)%	(0.71)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,705	$21,042	$8,199	$3,156	$4,950
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.75%	6.25%	2.65%	4.99%	3.10%
Portfolio turnover rate[f]	7%	11%	18%	12%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$32.59	$28.80	$20.94	$44.91	$48.67

Income from investment operations:
Net investment income[b]	0.51	1.08	0.88	1.04	0.64
Net realized and unrealized gain (loss)[c]	(4.42)	4.64	9.02	(23.80)	(4.00)

Total from investment operations	(3.91)	5.72	9.90	(22.76)	(3.36)

Less distributions from:
Net investment income	(0.90)	(1.93)	(2.04)	(1.21)	(0.40)

Total distributions	(0.90)	(1.93)	(2.04)	(1.21)	(0.40)

Net asset value, end of period	$27.78	$32.59	$28.80	$20.94	$44.91

Total return	(12.12)%[d]	20.89%	48.08%	(51.30)%	(6.88)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$369,419	$417,113	$325,415	$194,743	$22,457
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.43%	3.63%	3.17%	4.43%	3.19%
Portfolio turnover rate[f]	5%	7%	13%	9%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT North America Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$45.06	$37.76	$22.78	$49.05	$49.98

Income from investment operations:
Net investment income[b]	0.50	0.95	1.04	1.31	0.75
Net realized and unrealized gain (loss)[c]	(2.73)	7.57	15.06	(25.44)	(0.74)

Total from investment operations	(2.23)	8.52	16.10	(24.13)	0.01

Less distributions from:
Net investment income	(0.65)	(1.22)	(1.09)	(1.47)	(0.92)
Return of capital	—	—	(0.03)	(0.67)	(0.02)

Total distributions	(0.65)	(1.22)	(1.12)	(2.14)	(0.94)

Net asset value, end of period	$42.18	$45.06	$37.76	$22.78	$49.05

Total return	(4.87)%[d]	23.11%	72.16%	(49.99)%	0.08%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,653	$13,519	$7,553	$2,278	$4,905
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.35%	2.42%	3.45%	4.00%	3.49%
Portfolio turnover rate[f]	5%	12%	14%	16%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Industrial/Office Capped Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$29.98	$26.19	$16.79	$40.55	$49.84

Income from investment operations:
Net investment income[b]	0.26	0.51	0.74	0.90	0.96
Net realized and unrealized gain (loss)[c]	(4.29)	4.15	9.46	(23.48)	(8.11)

Total from investment operations	(4.03)	4.66	10.20	(22.58)	(7.15)

Less distributions from:
Net investment income	(0.43)	(0.87)	(0.70)	(0.80)	(1.22)
Return of capital	—	—	(0.10)	(0.38)	(0.92)

Total distributions	(0.43)	(0.87)	(0.80)	(1.18)	(2.14)

Net asset value, end of period	$25.52	$29.98	$26.19	$16.79	$40.55

Total return	(13.42)%[d]	18.39%	62.09%	(56.46)%	(14.30)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,207	$14,991	$10,476	$2,518	$8,110
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.95%	1.96%	3.36%	3.29%	2.20%
Portfolio turnover rate[f]	6%	22%	36%	19%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Mortgage Plus Capped Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$15.39	$15.34	$12.71	$24.71	$49.89

Income from investment operations:
Net investment income[b]	0.69	1.45	1.40	1.95	3.63
Net realized and unrealized gain (loss)[c]	(2.17)	0.07	2.56	(11.46)	(25.31)

Total from investment operations	(1.48)	1.52	3.96	(9.51)	(21.68)

Less distributions from:
Net investment income	(0.75)	(1.47)	(1.33)	(2.49)	(3.35)
Return of capital	—	—	—	—	(0.15)

Total distributions	(0.75)	(1.47)	(1.33)	(2.49)	(3.50)

Net asset value, end of period	$13.16	$15.39	$15.34	$12.71	$24.71

Total return	(9.65)%[d]	10.56%	32.00%	(40.70)%	(44.66)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$228,296	$159,326	$58,294	$30,513	$24,714
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	10.00%	9.58%	9.62%	12.70%	11.22%
Portfolio turnover rate[f]	24%	63%	50%	93%	42%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Real Estate 50 Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$37.65	$31.62	$20.06	$41.25	$49.56

Income from investment operations:
Net investment income[b]	0.54	0.96	0.99	1.12	1.23
Net realized and unrealized gain (loss)[c]	(2.08)	6.27	11.71	(20.44)	(7.71)

Total from investment operations	(1.54)	7.23	12.70	(19.32)	(6.48)

Less distributions from:
Net investment income	(0.69)	(1.20)	(0.97)	(1.25)	(1.26)
Return of capital	—	—	(0.17)	(0.62)	(0.57)

Total distributions	(0.69)	(1.20)	(1.14)	(1.87)	(1.83)

Net asset value, end of period	$35.42	$37.65	$31.62	$20.06	$41.25

Total return	(4.01)%[d]	23.53%	64.88%	(47.80)%	(13.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$46,049	$56,474	$42,686	$14,041	$18,565
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.02%	2.90%	3.85%	4.23%	2.91%
Portfolio turnover rate[f]	8%	18%	13%	18%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Residential Plus Capped Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$44.16	$35.93	$21.89	$43.20	$49.37

Income from investment operations:
Net investment income[b]	0.55	1.01	1.03	0.76	0.73
Net realized and unrealized gain (loss)[c]	(0.38)	8.44	14.22	(19.92)	(4.59)

Total from investment operations	0.17	9.45	15.25	(19.16)	(3.86)

Less distributions from:
Net investment income	(0.66)	(1.22)	(0.99)	(0.77)	(1.00)
Net realized gain	—	—	—	—	(0.17)
Return of capital	—	—	(0.22)	(1.38)	(1.14)

Total distributions	(0.66)	(1.22)	(1.21)	(2.15)	(2.31)

Net asset value, end of period	$43.67	$44.16	$35.93	$21.89	$43.20

Total return	0.49%[d]	26.89%	71.40%	(45.55)%	(7.70)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$157,207	$103,776	$44,913	$14,227	$4,320
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.59%	2.60%	3.60%	2.64%	1.55%
Portfolio turnover rate[f]	10%	16%	14%	79%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Retail Capped Index Fund
	Six months ended Oct. 31, 2011 (Unaudited)	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$30.40	$25.45	$16.27	$38.90	$49.54

Income from investment operations:
Net investment income[b]	0.30	0.64	0.70	1.21	1.18
Net realized and unrealized gain (loss)[c]	(1.35)	5.24	9.38	(22.36)	(9.10)

Total from investment operations	(1.05)	5.88	10.08	(21.15)	(7.92)

Less distributions from:
Net investment income	(0.46)	(0.93)	(0.71)	(1.21)	(2.19)
Return of capital	—	—	(0.19)	(0.27)	(0.53)

Total distributions	(0.46)	(0.93)	(0.90)	(1.48)	(2.72)

Net asset value, end of period	$28.89	$30.40	$25.45	$16.27	$38.90

Total return	(3.34)%[d]	23.73%	63.76%	(55.01)%	(15.88)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,667	$10,641	$11,451	$1,627	$5,835
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.07%	2.42%	3.37%	4.61%	2.77%
Portfolio turnover rate[f]	19%	28%	39%	22%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
FTSE EPRA/NAREIT Developed Asia	Non-diversified
FTSE EPRA/NAREIT Developed Europe	Non-diversified
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	Non-diversified
FTSE EPRA/NAREIT North America	Non-diversified
FTSE NAREIT Industrial/Office Capped	Non-diversified

iShares Index Fund	Diversification Classification
FTSE NAREIT Mortgage Plus Capped	Non-diversified
FTSE NAREIT Real Estate 50	Non-diversified
FTSE NAREIT Residential Plus Capped	Non-diversified
FTSE NAREIT Retail Capped	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3		Total
FTSE EPRA/NAREIT Developed Asia
Common Stocks	$21,127,619	$276,224	$75		$21,403,918
Rights	—	44,536	—		44,536
Short-Term Investments	1,143,812	—	—		1,143,812

	$22,271,431	$320,760	$75		$22,592,266

FTSE EPRA/NAREIT Developed Europe
Common Stocks	$15,667,398	$—	$—		$15,667,398
Warrants	—	—	0	[a]	0	[a]
Short-Term Investments	58,010	—	—		58,010

	$15,725,408	$—	$0	[a]	$15,725,408

FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Common Stocks	$363,519,568	$2,989,035	$921		$366,509,524
Rights	—	431,201	—		431,201
Warrants	—	—	2		2
Short-Term Investments	32,364,725	—	—		32,364,725

	$395,884,293	$3,420,236	$923		$399,305,452

[a]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
FTSE EPRA/NAREIT North America
Common Stocks	$12,629,099	$—	$—	$12,629,099
Short-Term Investments	940,255	—	—	940,255

	$13,569,354	$—	$—	$13,569,354

FTSE NAREIT Industrial/Office Capped
Common Stocks	$10,191,055	$—	$—	$10,191,055
Short-Term Investments	1,807,955	—	—	1,807,955

	$11,999,010	$—	$—	$11,999,010

FTSE NAREIT Mortgage Plus Capped
Common Stocks	$227,966,268	$100,107	$—	$228,066,375
Short-Term Investments	16,959,893	—	—	16,959,893

	$244,926,161	$100,107	$—	$245,026,268

FTSE NAREIT Real Estate 50
Common Stocks	$45,985,778	$—	$—	$45,985,778
Short-Term Investments	4,993,334	—	—	4,993,334

	$50,979,112	$—	$—	$50,979,112

FTSE NAREIT Residential Plus Capped
Common Stocks	$156,981,190	$—	$—	$156,981,190
Short-Term Investments	45,712,934	—	—	45,712,934

	$202,694,124	$—	$—	$202,694,124

FTSE NAREIT Retail Capped
Common Stocks	$8,649,831	$—	$—	$8,649,831
Short-Term Investments	908,451	—	—	908,451

	$9,558,282	$—	$—	$9,558,282

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of October 31, 2011, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of April 30, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
FTSE EPRA/NAREIT Developed Asia	$—	$157,999	$1,651,814	$824,377	$2,634,190
FTSE EPRA/NAREIT Developed Europe	—	102,293	616,993	495,537	1,214,823
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	—	743,329	9,938,969	6,772,206	17,454,504
FTSE EPRA/NAREIT North America	—	25,690	385,640	190,195	601,525
FTSE EPRA/NAREIT Industrial/Office Capped	5,621	10,926	1,226,322	—	1,242,869
FTSE NAREIT Mortgage Plus Capped	332,037	7,063,848	15,084,868	204,938	22,685,691
FTSE NAREIT Real Estate 50	116,136	159,761	2,846,908	—	3,122,805
FTSE NAREIT Residential Plus Capped	—	90,614	3,637,202	206,372	3,934,188
FTSE NAREIT Retail Capped	17,540	62,856	1,184,598	29,985	1,294,979

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE EPRA/NAREIT Developed Asia	$27,257,257	$661,507	$(5,326,498)	$(4,664,991)
FTSE EPRA/NAREIT Developed Europe	18,515,642	189,503	(2,979,737)	(2,790,234)
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	409,546,196	41,962,727	(52,203,471)	(10,240,744)
FTSE EPRA/NAREIT North America	12,218,174	1,590,496	(239,316)	1,351,180
FTSE NAREIT Industrial/Office Capped	11,792,713	737,679	(531,382)	206,297
FTSE NAREIT Mortgage Plus Capped	270,591,537	3,034,837	(28,600,106)	(25,565,269)
FTSE NAREIT Real Estate 50	50,066,656	2,500,811	(1,588,355)	912,456
FTSE NAREIT Residential Plus Capped	190,464,417	13,767,443	(1,537,736)	12,229,707
FTSE NAREIT Retail Capped	8,988,983	826,144	(256,845)	569,299

Management has reviewed the tax positions as of October 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

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iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE EPRA/NAREIT Developed Asia	$1,900
FTSE EPRA/NAREIT Developed Europe	248
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	24,547
FTSE EPRA/NAREIT North America	503

iShares Index Fund	Securities Lending Agent Fees
FTSE NAREIT Industrial/Office Capped	$446
FTSE NAREIT Mortgage Plus Capped	14,859
FTSE NAREIT Real Estate 50	2,186
FTSE NAREIT Residential Plus Capped	7,678
FTSE NAREIT Retail Capped	351

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Loss
FTSE NAREIT Mortgage Plus Capped
PennyMac Mortgage Investment Trust	74,476	58,619	(28,201)	104,894	$1,793,687	$82,078	$(33,438)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
FTSE EPRA/NAREIT Developed Asia	$754,680	$1,246,479
FTSE EPRA/NAREIT Developed Europe	1,488,157	1,560,191
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	19,858,883	24,982,449
FTSE EPRA/NAREIT North America	655,403	647,426
FTSE NAREIT Industrial/Office Capped	791,296	1,093,620
FTSE NAREIT Mortgage Plus Capped	48,071,768	48,045,439
FTSE NAREIT Real Estate 50	4,009,181	4,049,491
FTSE NAREIT Residential Plus Capped	14,298,865	13,895,781
FTSE NAREIT Retail Capped	1,756,181	1,733,033

In-kind transactions (see Note 4) for the six months ended October 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE EPRA/NAREIT Developed Asia	$—	$2,590,448
FTSE EPRA/NAREIT Developed Europe	5,077,949	5,488,308
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	16,467,123	3,091,915
FTSE NAREIT Industrial/Office Capped	—	2,250,341
FTSE NAREIT Mortgage Plus Capped	116,775,302	16,737,807
FTSE NAREIT Real Estate 50	7,340,307	13,870,139
FTSE NAREIT Residential Plus Capped	79,858,895	23,436,712
FTSE NAREIT Retail Capped	1,499,511	2,957,981

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	61

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

(including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds, except for iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
FTSE EPRA/NAREIT North America	$0.61996	$—	$0.02649	$0.64645	96%	—%	4%	100%
FTSE NAREIT Industrial/Office Capped	0.41407	—	0.01791	0.43198	96	—	4	100
FTSE NAREIT Mortgage Plus Capped	0.72617	—	0.02806	0.75423	96	—	4	100
FTSE NAREIT Real Estate 50	0.66324	—	0.02211	0.68535	97	—	3	100
FTSE NAREIT Residential Plus Capped	0.62757	—	0.03418	0.66175	95	—	5	100
FTSE NAREIT Retail Capped	0.44423	—	0.02054	0.46477	96	—	4	100

SUPPLEMENTAL INFORMATION	65

Notes:

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”).

BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), or National Association of Real Estate Investment Trusts (“NAREIT”), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited, “NAREIT®” is a trademark of NAREIT, and “EPR®” is a trademark of EPRA. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-45-1011

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Michael Latham

Michael Latham, President (Principal Executive Officer)
Date: December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michael Latham

Michael Latham, President (Principal Executive Officer)
Date: December 22, 2011

By: /s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: December 22, 2011